   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2018

                                              REGISTRATION FILE NO. 811-04234
                                                                    333-56969



                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                  FORM S-6


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
                   OF SECURITIES OF UNIT INVESTMENT TRUSTS
                          REGISTERED ON FORM N-8B-2                       [ ]
                         PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                       POST-EFFECTIVE AMENDMENT NO. 28                    [x]


                       MONY AMERICA VARIABLE ACCOUNT L
                            (EXACT NAME OF TRUST)

                   MONY LIFE INSURANCE COMPANY OF AMERICA
                             (NAME OF DEPOSITOR)
                            525 WASHINGTON BLVD.
                            JERSEY CITY, NJ 07310
            (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-554-1234
             -------------------


                                 SHANE DALY
                VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                   MONY LIFE INSURANCE COMPANY OF AMERICA
                            525 WASHINGTON BLVD.
                            JERSEY CITY, NJ 07310
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

                PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                             DODIE C. KENT, ESQ.
                        EVERSHEDS SUTHERLAND (US) LLP
                         1114 AVENUE OF THE AMERICAS
                        NEW YORK, NEW YORK 10036-7703
             -------------------


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE: (CHECK APPROPRIATE BOX)

          [ ]   IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE
                485.

          [x]   ON MAY 1, 2018 PURSUANT TO PARAGRAPH (B) OF RULE 485.

          [ ]   60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE
                485.
          [ ]   ON PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

          [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                    TITLE OF SECURITIES BEING REGISTERED:
UNITS OF INTEREST IN SEPARATE ACCOUNT UNDER FLEXIBLE PREMIUM VARIABLE UNIVERSAL
                          LIFE INSURANCE POLICIES.

PROSPECTUS                                              ISSUED BY
DATED MAY 1, 2018                                       MONY LIFE INSURANCE COMPANY OF AMERICA
MONY AMERICA VARIABLE ACCOUNT L                         525 WASHINGTON BLVD.
VARIABLE UNIVERSAL LIFE INSURANCE POLICY                JERSEY CITY, NJ 07310
                                                        OPERATIONS CENTER:
                                                        5788 WIDEWATERS PARKWAY
                                                        SYRACUSE, NY 13214


This prospectus describes a variable universal life insurance policy issued by MONY Life Insurance Company of America ("we," "us," "our," or the "Company"), but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.

This policy is no longer being sold. This prospectus is used with current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.


ALLOCATION OF PREMIUMS AND FUND VALUES:

You can tell us what to do with your premium payments. You can also tell us what to do with the Fund Values your policy may create for you resulting from those premium payments.


You can tell us to place them into a separate account. That separate account is called MONY America Variable Account L (or the "Separate Account").


If you do, you can also tell us to place your premium payments and Fund Values into any of the different subaccounts of MONY America Variable Account L listed below. Each of these subaccounts seeks to achieve a different investment objective. If you tell us to place your premium payments and Fund Values into one or more subaccounts of the Separate Account, you bear the risk that the investment objectives of those subaccounts will not be met. That risk includes your not earning any money on your premium payments and Fund Values and also that your premium payments and Fund Values may lose some or all of their value.


You can also tell us to place some or all of your premium payments and Fund Values into our account. Our account is called the Guaranteed Interest Account. If you do, we will guarantee that those premium payments and Fund Values will not lose any value, less any applicable surrender charge. We also guarantee that we will pay not less than 4.5% interest annually. We may pay more than 4.5% if we choose. Premium payments and Fund Values you place into the Guaranteed Interest Account become part of our assets.


If you choose to place your premium payments and Fund Values into the Separate Account, we will invest them in your choice of subaccounts of the Separate Account. Each subaccount invests in shares of one of the following portfolios (the "Portfolios"):

AXA PREMIER VIP TRUST -- CLASS B SHARES
-  AXA Aggressive Allocation(1)(2)                                - AXA Moderate Allocation(1)(2)
-  AXA Conservative Allocation(1)(2)                              - AXA Moderate-Plus Allocation(1)(2)
-  AXA Conservative-Plus Allocation(1)(2)                         - Charter(SM) Small Cap Growth


DREYFUS STOCK INDEX FUND, INC. -- INITIAL SHARES

-  Dreyfus Stock Index

EQ ADVISORS TRUST -- CLASS IA SHARES
-  1290 VT Socially Responsible                                    - EQ/Core Bond Index
-  AXA Mid Cap Value Managed Volatility                            - EQ/Intermediate Government Bond
-  AXA/Janus Enterprise                                            - EQ/Large Cap Value Index
-  EQ/Capital Guardian Research                                    - EQ/Money Market


EQ ADVISORS TRUST -- CLASS IB SHARES
-  1290 VT Equity Income                                           - EQ/MFS International Growth
-  1290 VT GAMCO Small Company Value                               - EQ/PIMCO Ultra Short Bond
-  All Asset Growth-Alt 20 (formerly All Asset Aggressive-Alt 75)  - EQ/Quality Bond PLUS
-  AXA Large Cap Growth Managed Volatility(2)                      - EQ/T. Rowe Price Growth Stock
-  AXA/Loomis Sayles Growth                                        - EQ/UBS Growth and Income


FIDELITY(R) VARIABLE INSURANCE PRODUCTS (VIP) -- SERVICE CLASS SHARES

-  VIP Contrafund(R) Portfolio


JANUS ASPEN SERIES -- INSTITUTIONAL SHARES

-  Janus Henderson Balanced Portfolio (formerly Janus                - Janus Henderson Forty Portfolio (formerly Janus Forty
   Balanced Portfolio)                                                 Portfolio)
-  Janus Henderson Enterprise Portfolio (formerly Janus              - Janus Henderson Global Research Portfolio (formerly Janus
   Enterprise Portfolio)                                               Global Research Portfolio)


PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS SHARES

-  Global Bond (Unhedged)

(1) Also referred to as an "AXA Allocation investment option" in this prospectus.

(2) This Portfolio utilizes a volatility management strategy as part of its investment objective and/or principal investment strategy. See "The Portfolios" for information on how volatility management strategies may impact your Fund Values.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.




MLA-CEQM 05.18

DEATH BENEFIT:

We will pay a death benefit if you die before you reach age 100 while the policy is in effect. That death benefit will never be less than the amount specified in the policy. It may be greater than the amount specified if the policy's Cash Value increases.


LIVING BENEFITS:

You may ask for some or all of the policy's Cash Value at any time. If you do, we may deduct a surrender charge. You may borrow up to 90% of the policy's Cash Value from us at any time. You will have to pay interest to us on the amount borrowed.


CHARGES AND FEES:

The policy allows us to deduct certain charges from the Fund Value. These charges are detailed in the policy and in this prospectus.

It may not be advantageous to replace existing life insurance coverage.

THESE ARE ONLY SOME OF THE TERMS OF THE POLICY. PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE DETAILS OF THE POLICY.

                         CONTENTS OF THIS PROSPECTUS




1.  SUMMARY OF THE POLICY.............................................      4
    Important policy terms............................................      4
    Purpose of the policy.............................................      4
    Policy premium payments and values................................      5
    Charges and deductions............................................      5
    Portfolio operating expenses......................................      7
    The death benefit.................................................      7
    Premium features..................................................      8
    MONY America Variable Account L...................................      8
    Allocation options................................................      8
    Portfolio rebalancing.............................................      8
    Transfer of Fund Value............................................      8
    Policy loans......................................................      9
    Full surrender....................................................      9
    Partial surrender.................................................      9
    Right to Return Policy Period.....................................      9
    Grace period and lapse............................................      9
    Tax treatment of increases in Fund Value..........................     10
    Tax treatment of death benefit....................................     10
    Riders............................................................     10
    Contacting the Company............................................     10
    State variations..................................................     10
    Replacement of existing coverage..................................     10
    Illustrations.....................................................     11
2.  WHO IS MONY LIFE INSURANCE
    COMPANY OF AMERICA?...............................................     11
    MONY Life Insurance Company of America............................     11
    How to reach us...................................................     11
    MONY America Variable Account L...................................     12
3.  THE PORTFOLIOS....................................................     13
    Purchase of portfolio shares by MONY America Variable
        Account L.....................................................     18
4.  DETAILED INFORMATION ABOUT THE POLICY.............................     18
    Application for a policy..........................................     18
    Right to examine a policy -- Right to Return Policy Period........     20
    Premiums..........................................................     21
    Allocation of net premiums........................................     23
    Death benefits under the policy...................................     23
    Changes in Specified Amount.......................................     25
    Changes in Additional Term Life Insurance amount..................     26
    Guaranteed Death Benefit Riders...................................     27
    Other optional insurance benefits.................................     28
    Benefits at maturity and Maturity Extension Rider.................     29
    Policy values.....................................................     30
    Determination of Fund Value.......................................     30
    Calculating Fund Value............................................     31
    Calculating unit values for each subaccount.......................     31
    Transfer of Fund Value............................................     32
    Disruptive transfer activity......................................     32
    Right to exchange policy..........................................     33
    Policy loans......................................................     33
    Full surrender....................................................     34
    Partial surrender.................................................     35
    Grace period and lapse............................................     35
5.  CHARGES AND DEDUCTIONS............................................     37
    Deductions from premiums..........................................     38
    Daily deduction from MONY America Variable Account L..............     38
    Deductions from Fund Value........................................     39
    Transaction and other charges.....................................     41
    Fees and expenses of the Portfolios...............................     42
    Guarantee of certain charges......................................     42
6.  OTHER INFORMATION.................................................     42
    Federal income tax considerations.................................     42
    Introduction......................................................     42
    Tax status of the policy..........................................     43
    Tax treatment of policy benefits..................................     43
    Our income taxes..................................................     47
    Voting of Portfolio shares........................................     47
    Disregard of voting instructions..................................     47
    Report to policy owners...........................................     47
    Substitution of investments and right to change operations........     48
    Changes to comply with law........................................     48
    Variations among policies.........................................     48
7.  THE GUARANTEED INTEREST ACCOUNT...................................     49
    General description...............................................     49
    Death benefit.....................................................     49
    Policy charges....................................................     49
    Transfers.........................................................     50
    Surrenders and policy loans.......................................     50
8.  MORE ABOUT THE POLICY.............................................     50
    Ownership.........................................................     50
    Beneficiary.......................................................     50
    Notification and claims procedures................................     51
    Payments..........................................................     51
    Payment plan/settlement provisions................................     51
    Payment in case of suicide........................................     52
    Assignment........................................................     52
    Errors on the application.........................................     52
    Incontestability..................................................     52
    Policy illustrations..............................................     52
    Distribution of the policies......................................     52
9.  MORE ABOUT THE COMPANY............................................     56
    Management........................................................     56
    State regulation..................................................     65
    Telephone/fax transactions........................................     65
    Cybersecurity.....................................................     66
    Legal proceedings.................................................     66
    Registration Statement............................................     66
    Independent registered public accounting firm.....................     66
    Financial statements..............................................     67
APPENDICES
    I -- Death Benefit Percentage For Guideline Premium/
         Cash Value Corridor Test.....................................    I-1
    II -- Monthly Per $ 1,000 Specified Amount Factors................   II-1
    III -- Guaranteed Death Benefit Rider.............................  III-1

1. SUMMARY OF THE POLICY


This summary provides you with a brief overview of the more important aspects of your policy. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your policy. This summary and the entire prospectus will describe the part of the policy involving MONY America Variable Account L. The prospectus also briefly will describe the Guaranteed Interest Account. The Guaranteed Interest Account is also described in your policy. Before purchasing a policy, we urge you to read the entire prospectus carefully. See applicable fund prospectuses for more information about the Portfolios.



IMPORTANT POLICY TERMS

We are providing you with definitions for the following terms to make the description of the policy provisions easier for you to understand.



--------------------------------------------------------------------------------
BUSINESS DAY -- OUR BUSINESS DAY IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE ("NYSE") IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY
DOES NOT INCLUDE A DAY ON WHICH THE NEW YORK STOCK EXCHANGE IS NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SEC. PREMIUM PAYMENTS WILL BE APPLIED
AND ANY OTHER TRANSACTION REQUESTS WILL BE PROCESSED ON THE BUSINESS DAY WHEN THEY ARE RECEIVED IN GOOD ORDER UNLESS ANOTHER DATE APPLIES AS INDICATED
BELOW.



     - IF YOUR PREMIUM PAYMENT, TRANSFER OR ANY OTHER TRANSACTION REQUEST IS RECEIVED BY US IN GOOD ORDER ON ANY OF THE FOLLOWING, WE WILL PROCESS THE TRANSACTION ON THE NEXT BUSINESS DAY:



       -- ON A NON-BUSINESS DAY; OR



       -- AFTER THE CLOSE OF REGULAR TRADING OF THE NYSE ON A BUSINESS DAY.


CASH VALUE -- THE FUND VALUE OF THE POLICY LESS ANY SURRENDER CHARGE AND ANY OUTSTANDING DEBT.

FUND VALUE -- THE SUM OF THE AMOUNTS UNDER THE POLICY HELD IN EACH SUBACCOUNT OF MONY AMERICA VARIABLE ACCOUNT L, THE GUARANTEED INTEREST ACCOUNT, AND THE LOAN ACCOUNT.


GOOD ORDER -- INSTRUCTIONS THAT WE RECEIVE AT THE OPERATIONS CENTER WITHIN THE PRESCRIBED TIME LIMITS, IF ANY, SPECIFIED IN THE POLICY FOR THE TRANSACTION REQUESTED. THE INSTRUCTIONS MUST BE ON THE APPROPRIATE FORM OR IN A FORM SATISFACTORY TO US THAT INCLUDES ALL THE INFORMATION NECESSARY TO EXECUTE THE REQUESTED TRANSACTION, AND MUST BE SIGNED BY THE INDIVIDUAL AUTHORIZED TO MAKE THE TRANSACTION. TO BE IN GOOD ORDER, INSTRUCTIONS MUST BE SUFFICIENTLY CLEAR SO THAT WE DO NOT NEED TO EXERCISE ANY DISCRETION TO FOLLOW SUCH INSTRUCTIONS AND WE MUST BE ABLE TO EXECUTE THE REQUISITE ORDERS.


GUARANTEED INTEREST ACCOUNT -- THIS ACCOUNT IS PART OF THE GENERAL ACCOUNT OF THE COMPANY. YOU MAY ALLOCATE ALL OR A PART OF YOUR NET PREMIUM PAYMENTS TO THIS ACCOUNT. THIS ACCOUNT WILL CREDIT YOU WITH A FIXED INTEREST RATE (WHICH WILL NOT BE LESS THAN 4.5%) DECLARED BY THE COMPANY. (FOR MORE DETAILED INFORMATION, SEE "THE GUARANTEED INTEREST ACCOUNT".)

LOAN ACCOUNT -- AN ACCOUNT TO WHICH AMOUNTS ARE TRANSFERRED FROM THE SUBACCOUNTS OF MONY AMERICA VARIABLE ACCOUNT L AND THE GUARANTEED INTEREST ACCOUNT AS COLLATERAL FOR ANY LOAN YOU REQUEST. WE WILL CREDIT INTEREST TO THE LOAN ACCOUNT AT A RATE NOT LESS THAN 4.5%. THE LOAN ACCOUNT IS PART OF THE COMPANY'S GENERAL ACCOUNT.

MINIMUM MONTHLY PREMIUM -- THE AMOUNT THE COMPANY DETERMINES IS NECESSARY TO KEEP THE POLICY IN EFFECT FOR THE FIRST THREE POLICY YEARS, REGARDLESS OF THE POLICY'S CASH VALUE. IN CERTAIN CASES, THIS ALSO APPLIES TO THE FIRST THREE POLICY YEARS FOLLOWING AN INCREASE IN THE SPECIFIED AMOUNT.

OUTSTANDING DEBT -- THE UNPAID BALANCE OF ANY LOAN WHICH YOU REQUEST ON THE POLICY. THE UNPAID BALANCE INCLUDES ACCRUED LOAN INTEREST WHICH IS DUE AND HAS NOT BEEN PAID BY YOU.

SPECIFIED AMOUNT -- THE MINIMUM DEATH BENEFIT REQUESTED BY THE POLICY OWNER.
--------------------------------------------------------------------------------


PURPOSE OF THE POLICY

The policy offers insurance protection on the life of the insured. If the insured is alive on the anniversary of the policy date when the insured is age 100, a maturity benefit will be paid instead of a death benefit. The policy provides a death benefit equal to your choice of (a) its Specified Amount, or
(b) its Specified Amount plus accumulated Fund Value. The policy also provides surrender and loan privileges. The policy offers a choice of investment alternatives and an opportunity for the policy's Fund Value and its death benefit to grow based on investment results. In addition, you, as owner of the policy, choose the amount and frequency of premium payments, within certain limits.

POLICY PREMIUM PAYMENTS AND VALUES

The premium payments you make for the policy are received by the Company. From those premium payments, the Company makes deductions to pay premium and other taxes imposed by state and local governments. The Company makes deductions to cover the cost to the Company of federal tax deferred acquisition cost ("DAC") provisions imposed by the United States government. The Company will also deduct a sales charge to cover the costs of making the policies available to the public. After deduction of these charges, the amount remaining is called the net premium payment.

You may allocate net premium payments among the various subaccounts of MONY America Variable Account L and/or the Guaranteed Interest Account. As owner of the policy, you may give the right to allocate net premium payments to someone else.

The net premium payments you allocate among the various subaccounts of MONY America Variable Account L may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. Your death benefit may increase or decrease depending on several factors including the death benefit option you chose. Except in certain circumstances described later (See "Death benefits under the policy"), your death benefit will never decrease below the Specified Amount of your policy.

Net premium payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 4.5%.

The value of amounts you allocate to MONY America Variable Account L and to the Guaranteed Interest Account, plus any amount in the Loan Account, is your Fund Value. There is no guarantee that the policy's Fund Value and death benefit will increase. You bear the risk that the net premiums and Fund Value allocated to MONY America Variable Account L may increase or decrease in value while the policy remains in effect.

Charges and fees such as the cost of insurance, administrative charges, and mortality and expense risk charges are imposed by the policy. These charges and fees are deducted by the Company from the policy's Fund Value and are described in further detail below.

The policy remains in effect until the earliest of:

     1. a grace period expiring without the payment of sufficient additional premium to cover policy charges or repayment of the Outstanding Debt,

     2.   the insured reaches 100 years of age,

     3.   death of the insured, or

     4.   full surrender of the policy.

Generally, the policy remains in effect only as long as the Cash Value is sufficient to pay all monthly deductions. However, during the first three years the policy is in effect, the Company will determine an amount which if paid will keep the policy and all rider coverages in effect for those first three policy years even if the Cash Value of the policy is zero. This amount is called the Minimum Monthly Premium. A Guaranteed Death Benefit Rider is also available at the time you purchase the policy. It will extend the time during which the Specified Amount of the policy and most riders will not lapse. The Guaranteed Death Benefit Riders require the payment of an agreed upon amount of premiums and is discussed on the following page.


CHARGES AND DEDUCTIONS

The policy provides for the deduction of the various charges, costs, and expenses from the Fund Value of the policy. These deductions are summarized in the table below. For information concerning compensation paid for the sale of the policy, see "Distribution of the Policies."

                                                 DEDUCTIONS FROM PREMIUMS
------------------------------------------------------------------------------------------------------------------------
SALES CHARGE                                                          Specified Amounts less than $500,000 -- 4.00%
Varies based on Specified Amount plus any Term LifeTerm Rider         Specified Amounts of $500,000 or more -- 3.00%
amount in effect. It is a percentage of premium paid.

TAX CHARGE                                                            State and local -- 2.25%

DAC CHARGE                                                            Federal -- 1.50% (0% for individual qualified plan
                                                                      issues)

                                      DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L
-------------------------------------------------------------------------------------------------------------------------
MORTALITY & EXPENSE RISK CHARGE                                           Maximum annual rate 0.35% of subaccount
                                                                          value (0.000959% daily)

                                                  DEDUCTIONS FROM FUND VALUE
-----------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGE                                                 Current cost of insurance rate multiplied by net
                                                                         amount at risk at the beginning of the policy
                                                                         month.

-----------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE MONTHLY                                            $5
Monthly per $1,000 Specified Amount charge based on issue age.           See Appendix B. This charge applies for the first
                                                                         15 policy years (or for 15 years from the date of
                                                                         any increase in Specified Amount). In New Jersey,
                                                                         this charge applies until the insured reaches 100
                                                                         years of age. However, after the 15th policy
                                                                         anniversary or for 15 years from the date of any
                                                                         increase in Specified Amount, we may reduce or
                                                                         eliminate this charge.

-----------------------------------------------------------------------------------------------------------------------------
GUARANTEED DEATH BENEFIT CHARGE                                          $0.01 per $1,000 of Specified Amount and
Monthly Charge for Guaranteed Death Benefit Rider.(1)                    certain rider amounts if elected. Please note that
                                                                         the rider requires that at least the amount of
                                                                         premiums set forth in the policy itself be paid in
                                                                         order to remain in effect.

-----------------------------------------------------------------------------------------------------------------------------
OPTIONAL INSURANCE BENEFITS CHARGE                                       As applicable.
Monthly Deduction for any other optional insurance benefits
added by rider.

                                                     TRANSACTION AND OTHER CHARGES
------------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER FEE                                                       $10
TRANSFER OF FUND VALUE (AT COMPANY'S OPTION)                                $25 (maximum per transfer)(2)

------------------------------------------------------------------------------------------------------------------------------------
SPECIAL SERVICES CHARGES
-    Wire transfer charge(3)                                                Current and Maximum Charge: $90
-    Express mail charge(3)                                                 Current and Maximum Charge: $35
-    Policy illustration charge(4)                                          Current and Maximum Charge: $25
-    Duplicate policy charge(4)                                             Current and Maximum Charge: $35
-    Policy history charge(4)(5)                                            Current and Maximum Charge: $50
-    Charge for returned payments(4)                                        Current and Maximum Charge: $25

------------------------------------------------------------------------------------------------------------------------------------
SURRENDER                                                                   Grades from 80% to 0% over 15 years (11 years
                                                                            for issue ages 76-85) based on a schedule.
                                                                            Factors per $1,000 of Specified Amount vary
                                                                            based on issue age, gender, and underwriting
                                                                            class.


(1)  The Guaranteed Death Benefit Rider is not available in all states.

(2)  Currently, there is no charge on transfers among investment options.

(3) Unless you specify otherwise, this charge will be deducted from the amount you request.

(4) The charge for this service must be paid using funds outside of your policy. Please see "Charges and Deductions" later in this prospectus for more information.

(5) The charge for this service may be less depending on the policy history you request. Please see "Charges and Deductions" later in this prospectus for more information.


PORTFOLIO OPERATING EXPENSES


MONY America Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in a designated class of shares of a designated Portfolio. Each Portfolio pays a fee to its investment adviser to manage the Portfolio. You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.



  PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
                                   ASSETS

                                                                           Lowest         Highest
                                                                          -------        --------
       Total Annual Portfolio Operating Expenses for 2017..............     0.27%          1.53%
        (expenses that are deducted from Portfolio assets
        including management fees, 12b-1 fees,
        service fees and/or other expenses)



       (1) "TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES" ARE BASED, IN PART, ON ESTIMATED AMOUNTS FOR OPTIONS ADDED DURING THE FISCAL YEAR 2017, IF APPLICABLE, AND FOR THE OTHER UNDERLYING PORTFOLIOS. THE "LOWEST" REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES OF THE DREYFUS STOCK INDEX PORTFOLIO. THE "HIGHEST" REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES OF THE CHARTER SMALL CAP GROWTH.




THE DEATH BENEFIT

The minimum initial Specified Amount is $50,000. You may elect one of two options to compute the amount of death benefit payable under the policy. Your selection may increase the death benefit.

OPTION 1 -- The death benefit equals the greater of

      1. the Specified Amount plus Additional Term Life Insurance, if any, or

      2.   Fund Value multiplied by a death benefit percentage.

If you choose Option 1, favorable investment performance will reduce the cost you pay for the death benefit. This reduction will decrease the deduction from Fund Value.

OPTION 2 -- The death benefit equals the greater of

      1. the Specified Amount plus the Additional Term Life Insurance, if any, plus the Fund Value, or

      2.   the Fund Value multiplied by a death benefit percentage.

If you choose Option 2, favorable investment performance will increase the Fund Value of the Policy which in turn increases insurance coverage.

When applying for the policy, you will choose one of two tests to apply to the policy for compliance with the federal tax law definition of life insurance. The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to age, gender and smoking status. (Note that the Cash Value Accumulation Test choice became available under the policy on March 1, 2001.)

The Fund Value used in these calculations is the Fund Value as of the date of the insured's death.

You may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death benefits under the policy."

When you apply for your policy, you can purchase a Guaranteed Death Benefit Rider. This rider provides a guarantee that the Specified Amount under the policy and most rider coverages will remain in effect for an extended period of time, regardless of the policy's Cash Value. (See "Detailed information about the policy -- Guaranteed Death Benefit Riders.")

PREMIUM FEATURES

You must pay premiums equal to at least the amount necessary to keep the policy in effect for the first three policy years. This amount is the Minimum Monthly Premium. After that, subject to certain limitations, you may choose the amount and frequency of premium payments as your financial situation and needs change.

When you apply for a policy, you determine the level amount you intend to pay at fixed intervals over a specified period of time. You elect to receive a premium notice on an annual, semiannual, or quarterly basis. However, you may choose to skip or stop making premium payments. If you do so, your policy will continue in effect until the Cash Value, can no longer cover (1) the monthly deductions from the Fund Value for your policy, and (2) any optional insurance benefits added by rider. You may pay premiums under the electronic funds transfer program. Under this program, you authorize the Company to withdraw the amount you determine from your checking account each month.

The amount, frequency and period of time over which you pay premiums may affect whether or not the policy will be classified as a modified endowment contract. You will find more information on the tax treatment of life insurance contracts, including modified endowment contracts under "Federal income tax considerations."

The payment of premiums you specified on the application will not guarantee that your policy will remain in effect. See "Grace period and lapse." If any premium payment would result in an immediate increase in the net amount at risk, the Company may, (1) reject a part of the premium payment, or (2) limit the premium payment, unless you provide satisfactory evidence of insurability.


MONY AMERICA VARIABLE ACCOUNT L

MONY America Variable Account L is a separate investment account whose assets are owned by the Company. See "MONY America Variable Account L."


ALLOCATION OPTIONS


You may allocate premium payments and Fund Values among the various subaccounts of MONY America Variable Account L. Each of the subaccounts uses premium payments and Fund Values to purchase a designated class of shares of a designated portfolio of AXA Premier VIP Trust, Dreyfus Stock Index Fund, EQ Advisors Trust, Fidelity(R) Variable Insurance Products (VIP), Janus Aspen Series or PIMCO Variable Insurance Trust (the "Portfolios").


The policy is between you and the Company. The policy is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


PORTFOLIO REBALANCING


Our portfolio rebalancing program may help prevent an investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages you originally selected to shift. With this program, you may instruct us to periodically reallocate values in your policy. The program does not guarantee an investment gain or protect against an investment loss. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Requesting an investment option transfer while enrolled in our rebalancing program will automatically terminate your participation in the program. This means that your account will no longer be rebalanced on a periodic basis. You must provide us with written instructions if you wish your account to be rebalanced in the future. We reserve the right to restrict the availability of rebalancing programs at any time.



TRANSFER OF FUND VALUE

You may transfer Fund Value among the subaccounts. Subject to certain limitations, you may also transfer between the subaccounts and the Guaranteed Interest Account. Transfers may be made by telephone if the proper form has been completed, signed and filed at the Company's Operations Center. See "Transfer of Fund Value."

POLICY LOANS

You may borrow up to 90% of your policy's Cash Value from the Company. Your policy will be the only security required for a loan. See "Policy loans" under "Detailed information about the policy" for more information.

The amount of Outstanding Debt is subtracted from your death benefit. We also deduct such amount from any Fund Value proceeds payable at maturity and from the proceeds of a full surrender. See "Full surrender." Outstanding Debt may also affect the continuation of the policy. See "Grace period and lapse." The Company charges interest on policy loans. If you do not pay the interest when due, the amount due will be borrowed from the policy's Cash Value and will become part of the Outstanding Debt. Policy loans could have tax consequences. See "Federal income tax considerations."


FULL SURRENDER

You can surrender the policy during the insured's lifetime and receive its Cash Value, which equals (a) Fund Value, minus (b) any surrender charge, and minus
(c) any Outstanding Debt. See "Detailed information about the policy -- Full surrender" under "Detailed information about the policy" for more information.


PARTIAL SURRENDER

You may request a partial surrender if your Cash Value after the deduction of the requested surrender amount and any fees is greater than $500. If the requested amount exceeds the amount available, we will reject your request. A partial surrender will decrease the Specified Amount. See "Detailed information about the policy -- Partial surrender" under "Detailed information about the policy" for more information.

Partial surrenders must be for at least $500. A partial surrender fee of $10 will be assessed against the remaining Fund Value. There is no surrender charge assessed on a partial surrender.


RIGHT TO RETURN POLICY PERIOD

This is provided for informational purposes only. Since these contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

You have the right to examine the policy when you receive it. You may return the policy to us at our Operations Center or to the agent who sold it for any reason and obtain a full refund of the premium you paid. The Right to Return Policy Period runs for 10 days (or longer in certain states) after you receive the policy.


GRACE PERIOD AND LAPSE

Your policy will remain in effect as long as:

     1.   it has a Cash Value greater than zero;

     2.   the Guaranteed Death Benefit Rider is in effect; or

     3. during the first three policy years if on each monthly anniversary the sum of the premiums paid minus the sum of partial surrenders (excluding related fees) and any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect. If you increase the Specified Amount during the first three policy years, you must continue paying the Minimum Monthly Premium for an additional three policy years from the date of the increase.

If the policy is about to terminate (or lapse), we will give you notice that you must pay additional premiums. That notice will tell you what the minimum amount you must pay is if the policy is to remain in effect and the date by which we must receive that amount (this period is called the "grace period").

In addition, we calculate each month whether you have paid the premiums required to be paid by your Guaranteed Death Benefit Rider or your Guaranteed Death Benefit to Age 100 Rider. See "Guaranteed Death Benefit Riders." If your policy does not meet the test on that date, a notice will be sent to you giving you 61 days from its date to make additional payments to the policy. See "Grace period and lapse."

You must understand that after the first three policy years, the policy can lapse even if the scheduled premium payments are made unless you have met the requirements of the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider.

TAX TREATMENT OF INCREASES IN FUND VALUE

The federal income tax laws generally tie the taxation of Fund Values to your receipt of those Fund Values. This policy is currently subject to the same federal income tax treatment as fixed life insurance. Certain policy loans may be taxable. You can find information on the tax treatment of the policy under "Federal Income Tax Considerations."


TAX TREATMENT OF DEATH BENEFIT

Generally, the death benefit will be fully excludable from the gross income of the beneficiary under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code"). Thus the death benefit received by the beneficiary at the death of the insured will generally not be subject to federal income taxes when received by the beneficiary. See "Federal income tax considerations."


RIDERS

Additional optional insurance benefits may be added to the policy by an addendum called a rider. A charge is deducted monthly from Fund Value for each optional benefit added to your policy. Subject to availability in your state, there are eleven riders that may be available with this policy:

      -  Guaranteed Death Benefit Rider

      -  Guaranteed Death Benefit to Age 100 Rider(1)

      -  Spouse's Yearly Renewable Term Rider/Other Insured Term Rider(2)

      -  Additional Term Life Insurance Rider(1)

      -  Children's Term Life Insurance Rider

      -  Accidental Death and Dismemberment Rider

      -  Purchase Option Rider

      -  Waiver of Monthly Deduction Rider

      -  Waiver of Specified Premiums Rider

      -  Term Life Term Rider(2)

      -  Maturity Extension Rider

Please also see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Other information" for additional information.

(1)  Available only for policies applied for on or after March 1, 2001.

(2)  Rider is no longer available for new elections.


CONTACTING THE COMPANY

All written requests, notices, and forms required by the policies, and any questions or inquiries should be directed to the Company's Operations Center at 5788 Widewaters Parkway, Syracuse, NY 13214.


STATE VARIATIONS

Policies issued in your state may provide different features and benefits from those described in this prospectus. Any state variations in the policy are covered in a special policy form for use in that state. This prospectus provides a general description of the policies. Your actual policy and any endorsements are the controlling documents. If you would like to review a copy of the policy or any endorsements, contact the Company's Operations Center.


REPLACEMENT OF EXISTING COVERAGE

Generally, it is not advisable to purchase an insurance policy as a replacement for existing coverage. Before you buy a life insurance policy, ask your agent if changing, or adding to, current insurance coverage would be advantageous. Do not base your decision to replace existing coverage solely on a comparison of policy illustrations.

ILLUSTRATIONS

Upon request, the Company will send you a hypothetical illustration of future benefits under the policy based on both guaranteed and current cost assumptions. Contact the agent or the Operations Center (1-800-487-6669) to obtain a personalized illustration. Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we will charge you $25.


2. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

MONY LIFE INSURANCE COMPANY OF AMERICA


We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an affiliate of AXA Equitable Life Insurance Company ("AXA Equitable") and an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of the Company, AXA exercises significant influence over the operations and capital structure of the Company. The Company is solely responsible for paying all amounts to you under your policy.



AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $669.9 billion in assets as of December 31, 2017. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New York), the District of Columbia, Puerto Rico and the U.S. Virgin Islands. Our main administrative office is located at 525 Washington Blvd. Jersey City, NJ 07310.


On October 1, 2013, the Company entered into a reinsurance transaction with Protective Life Insurance Company ("Protective"), whereby Protective agreed to reinsure a substantial portion of the Company's life insurance and annuity business (the "Reinsured Business"). This policy is included in the Reinsured Business. Protective reinsures all of the insurance risks of the Reinsured Business and is responsible for customer service and administration for all contracts comprising the Reinsured Business. However, the Company remains the insurer of the policy and the terms, features, and benefits of the policy have NOT changed as a result of the transaction.


HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Operations Center as listed below for the purposes described or register to view your policy online at www.service.protective.com. Please refer to "Telephone/fax transactions" for effective dates for processing telephone and facsimile requests, later in this prospectus. Certain methods of contacting us, such as by telephone or fax may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:


FOR CORRESPONDENCE WITH CHECKS:

FOR SUBSEQUENT PREMIUM PAYMENTS SENT BY REGULAR MAIL:

MLOA Variable - Dept #2635
P.O. Box 11407
Birmingham, AL 35246-2635


FOR SUBSEQUENT PREMIUM PAYMENTS SENT BY EXPRESS DELIVERY:

Regions Lockbox Operations
Attn: MLOA Variable - LBX Dept #2635
2090 Parkway Office Circle
Hoover, AL 35244

FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY MAIL:

MONY Life Insurance Company of America
PO Box 4830
Syracuse, NY 13221



BY TOLL-FREE PHONE:


Customer service representatives are available weekdays from 8am to 7pm, EST Monday - Thursday and 8am to 5pm EST on Friday at 1-800-487-6669.


BY INTERNET:

You may register for online account access at www.service.protective.com. Our website provides access to account information and customer service. After registering, you can view account details, print customer service forms and find answers to common questions.



RECEIPT OF COMMUNICATIONS AND TRANSACTION REQUESTS



Your written correspondence will be picked up at the mailing address noted above and delivered to our Operations Center. Your written correspondence, however, is not considered received by us until it is received at our Operations Center in Good Order. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in Good Order at our Operations Center or via the appropriate telephone or fax number or internet website if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a Business Day or (2) after the close of a Business Day, then, in each case, we are deemed to have received that item on the next Business Day. Our Operations Center is: 5788 Widewaters Parkway, Syracuse, NY 13214.



You can also change your allocation percentages, transfer among investment options, make a payment, request a loan, and/or change your address (1) by toll-free phone and assisted service, or (2) by writing our Operations Center. For more information about the transaction requests you can make by phone or fax, see "Telephone/fax transactions" later in this prospectus.



MONY AMERICA VARIABLE ACCOUNT L

MONY America Variable Account L is a separate investment account of the Company. Presently, only premium payments and fund values of flexible premium variable life insurance policies are permitted to be allocated to MONY America Variable Account L. The assets in MONY America Variable Account L are kept separate from the general account assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account L. The Company is required to keep assets in MONY America Variable Account L that equal the total market value of the policy liabilities funded by MONY America Variable Account
L. Realized or unrealized income gains or losses of MONY America Variable Account L are credited or charged against MONY America Variable Account L assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the policies are assets of MONY America Variable Account L. MONY America Variable Account L assets are not chargeable with liabilities of the Company's other businesses.

All Fund Values of the policy during the Right to Return Policy Period are held in the Company's general account. The Company's general account assets are subject to the liabilities from the businesses the Company conducts. In addition, the Company may transfer to its general account any assets that exceed anticipated obligations of MONY America Variable Account L. We may withdraw amounts from MONY America Variable Account L that represent our investments in MONY America Variable Account L or that represent fees and charges under the policies that we have earned. All obligations of the Company under the policy are general corporate obligations of the Company. The Company may accumulate in MONY America Variable Account L proceeds from various policy charges and investment results applicable to those assets.


MONY America Variable Account L was authorized by the Board of Directors of the Company and established under Arizona law on February 19, 1985. MONY America Variable Account L is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). A unit investment trust is a type of investment company. The SEC does not supervise the administration or investment practices or policies of MONY America

Variable Account L. The Company is not required to register, and is not registered, as an investment company under the 1940 Act. For state law purposes, MONY America Variable Account L is treated as a part or division of the Company.



3. THE PORTFOLIOS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the AXA Premier VIP Trust and EQ Advisors Trust Portfolios. For some of those Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for those Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of those sub-advisers and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.



The principal underwriters of the contract are AXA Advisors, LLC and AXA Distributors, LLC. AXA Advisors is an affiliate of MONY America and AXA Equitable, and AXA Distributors is an affiliate of MONY America and an indirect wholly owned subsidiary of AXA Equitable.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.


MONY America, or the Distributors or our other affiliates may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.



As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. MONY America or our affiliates may profit from these fees and payments. MONY America considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.



The AXA Allocation Portfolios and the All Asset Growth-Alt 20 Portfolio invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their Fund Values to such Portfolios is consistent with their desired investment objectives. In doing so, MONY America, and/or its affiliates, may be subject to conflicts of interest insofar as MONY America may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Detailed information about the policy" later in this prospectus for more information about your role in managing your allocations.



As described in more detail in the Portfolio prospectuses, certain affiliated Portfolios (the "AXA Managed Volatility Portfolios") utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") -- and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios and the AXA Fund of Fund Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy are identified below in the chart by a "[x]" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your Fund Value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your Fund Value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Fund Value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

The success of the volatility management strategy depends, in part, on the investment adviser's ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Portfolio's benefit. In addition, the cost of implementing a volatility management strategy may negatively impact performance. There is no guarantee that a volatility management strategy can achieve or maintain a Portfolio's optimal risk targets, and the Portfolio may not perform as expected.


Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your Fund Value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.



In addition, the All Asset Growth-Alt 20 Portfolio invests in positions that emphasize alternative investment strategies and/or nontraditional asset classes. Alternative investment strategies may be riskier than traditional investment strategies and may involve leverage or use various complex hedging techniques, like options and derivatives. These alternative investments create a mix of strategies that offers potential diversification benefits beyond traditional investment strategies. Please see the underlying Portfolio prospectus for more information about alternative investment strategies and nontraditional asset classes.



INVESTMENTS IN PORTFOLIOS THAT ARE ALSO OFFERED IN POLICIES/CONTRACTS WITH AN ASSET TRANSFER PROGRAM



Portfolio allocations in certain AXA Equitable variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


     (a) By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

     (b) By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

AXA PREMIER VIP TRUST                                                                    INVESTMENT ADVISER
CLASS B SHARES                                                                           (OR SUB ADVISER(S),           VOLATILITY
PORTFOLIO NAME                                        OBJECTIVE                            AS APPLICABLE)              MANAGEMENT
-----------------------------------   ----------------------------------------  -----------------------------------  -------------

AXA AGGRESSIVE ALLOCATION(1)          Seeks to achieve long-term capital        -  AXA Equitable Funds                     [x]
                                      appreciation.                                Management Group, LLC

AXA CONSERVATIVE                      Seeks to achieve a high level of          -  AXA Equitable Funds                     [x]
ALLOCATION(1)                         current income.                              Management Group, LLC

AXA CONSERVATIVE-PLUS                 Seeks to achieve current income           -  AXA Equitable Funds                    [x]
ALLOCATION(1)                         and growth of capital, with a                Management Group, LLC
                                      greater emphasis on current
                                      income.

AXA MODERATE ALLOCATION(1)            Seeks to achieve long-term capital        -  AXA Equitable Funds                     [x]
                                      appreciation and current income.             Management Group, LLC

AXA MODERATE-PLUS                     Seeks to achieve long-term capital        -  AXA Equitable Funds                     [x]
ALLOCATION(1)                         appreciation and current income,             Management Group, LLC
                                      with a greater emphasis on capital
                                      appreciation.

CHARTER(SM) SMALL CAP GROWTH          Seeks to achieve long-term growth         -  AXA Equitable Funds
                                      of capital.                                  Management Group, LLC



                                                                                          INVESTMENT ADVISER
DREYFUS STOCK INDEX FUND, INC. --                                                         (OR SUB ADVISER(S),           VOLATILITY
INITIAL SHARES                                        OBJECTIVE                             AS APPLICABLE)              MANAGEMENT
----------------------------------   -----------------------------------------   -----------------------------------   -------------

DREYFUS STOCK INDEX                  The fund seeks to match the total           -  The Dreyfus Corporation
                                     return of the Standard & Poor's(R) 500      -  Index Fund Manager: BNY
                                     Composite Stock Price Index.                   Mellon Asset Management
                                                                                    North America Corporation
                                                                                    (BNY Mellon AMNA)




                                                                                          INVESTMENT ADVISER
EQ ADVISORS TRUST                                                                         (OR SUB ADVISER(S),          VOLATILITY
PORTFOLIO NAME                SHARE CLASS                  OBJECTIVE                        AS APPLICABLE)             MANAGEMENT
-----------------------  -------------------  ----------------------------------  ----------------------------------  ------------

1290 VT EQUITY                   IB           Seeks a combination of              -  Barrow, Hanley,
INCOME                                        growth and income to achieve           Mewhinney & Strauss, LLC
                                              an above-average and
                                              consistent total return.

1290 VT GAMCO                    IB           Seeks to maximize capital           -  GAMCO Asset
SMALL COMPANY                                 appreciation.                          Management, Inc.
VALUE

1290 VT SOCIALLY                 IA           Seeks to track the investment       -  Blackrock Investment
RESPONSIBLE                                   results of the MSCI KLD 400            Management, LLC
                                              Social Index.

ALL ASSET GROWTH-                IB           Seeks long-term capital             -  AXA Equitable Funds
ALT 20 (FORMERLY ALL                          appreciation and current               Management Group, LLC
ASSET AGGRESSIVE-                             income.
ALT 75)

AXA/JANUS                        IA           Seeks to achieve capital            -  Janus Capital Management
ENTERPRISE                                    growth.                                LLC



                                                                                          INVESTMENT ADVISER
EQ ADVISORS TRUST                                                                         (OR SUB ADVISER(S),          VOLATILITY
PORTFOLIO NAME                SHARE CLASS                  OBJECTIVE                        AS APPLICABLE)             MANAGEMENT
-----------------------  -------------------  ----------------------------------  ----------------------------------  ------------

AXA LARGE CAP                    IB           Seeks to achieve long-term          -  AXA Equitable Funds                   [x]
GROWTH MANAGED                                growth of capital with an              Management Group, LLC
VOLATILITY                                    emphasis on risk-adjusted           -  BlackRock Investment
                                              returns and managing volatility        Management, LLC
                                              in the Portfolio.                   -  HS Management Partners
                                                                                     LLC
                                                                                  -  Loomis, Sayles & Company
                                                                                  -  Polen Capital Management,
                                                                                     LLC
                                                                                  -  T. Rowe Price Associates,
                                                                                     Inc.

AXA MID CAP                      IA           Seeks to achieve long-term          -  AXA Equitable Funds
VALUE MANAGED                                 capital appreciation with an           Management Group, LLC
VOLATILITY                                    emphasis on risk adjusted           -  BlackRock Investment
                                              returns and managing volatility        Management, LLC
                                              in the Portfolio.                   -  Diamond Hill Capital
                                                                                     Management, Inc.
                                                                                  -  Wellington Management
                                                                                     Company, LLP

EQ/CAPITAL                       IA           Seeks to achieve long-term          -  Capital Guardian Trust
GUARDIAN                                      growth of capital.                     Company
RESEARCH

EQ/CORE BOND                     IA           Seeks to achieve a total return     -  AXA Equitable Funds
INDEX                                         before expenses that                   Management Group, LLC
                                              approximates the total return       -  SSgA Funds Management,
                                              performance of the Bloomberg           Inc.
                                              Barclays U.S. Intermediate
                                              Government/Credit Bond
                                              Index, including reinvestment
                                              of dividends, at a risk level
                                              consistent with that of the
                                              Bloomberg Barclays U.S.
                                              Intermediate
                                              Government/Credit Bond
                                              Index.

EQ/INTERMEDIATE                  IA           Seeks to achieve a total return     -  SSgA Funds Management,
GOVERNMENT BOND                               before expenses that                   Inc.
                                              approximates the total return
                                              performance of the Bloomberg
                                              Barclays U.S. Intermediate
                                              Government Bond Index,
                                              including reinvestment of
                                              dividends, at a risk level
                                              consistent with that of the
                                              Bloomberg Barclays U.S.
                                              Intermediate Government
                                              Bond Index.



                                                                                          INVESTMENT ADVISER
EQ ADVISORS TRUST                                                                         (OR SUB ADVISER(S),          VOLATILITY
PORTFOLIO NAME                SHARE CLASS                  OBJECTIVE                        AS APPLICABLE)             MANAGEMENT
-----------------------  -------------------  ----------------------------------  ----------------------------------  ------------

EQ/LARGE CAP                     IA           Seeks to achieve a total            -  SSgA Funds Management,
VALUE INDEX                                   return before expenses that            Inc.
                                              approximates the total
                                              return performance of the
                                              Russell 1000 Value Index,
                                              including reinvestment of
                                              dividends, at a risk level
                                              consistent with that of the
                                              Russell 1000 Value Index.

EQ/MFS                           IB           Seeks to achieve capital            -  Massachusetts Financial
INTERNATIONAL                                 appreciation.                          Services Company d/b/a
GROWTH                                                                               MFS Investment
                                                                                     Management

EQ/MONEY MARKET                  IA           Seeks as high a level of            -  The Dreyfus Corporation
                                              current income as is
                                              consistent with the
                                              preservation of capital and the
                                              maintenance of liquidity.

AXA/LOOMIS                       IB           Seeks to achieve capital            -  Loomis, Sayles & Company,
SAYLES GROWTH                                 appreciation while maintaining         L.P.
                                              portfolio volatility.

EQ/PIMCO ULTRA                   IB           Seeks to generate a return in       -  Pacific Investment
SHORT BOND                                    excess of traditional money            Management Company
                                              market products while                  LLC
                                              maintaining an emphasis on
                                              preservation of capital and
                                              liquidity.

EQ/QUALITY BOND                  IB           Seeks to achieve high current       -  AllianceBernstein L.P.
PLUS                                          income consistent with              -  AXA Equitable Funds
                                              moderate risk to capital.              Management Group, LLC
                                                                                  -  RBC Global Asset
                                                                                     Management (U.S.) Inc.

EQ/T. ROWE PRICE                 IB           Seeks to achieve long-term          -  T. Rowe Price Associates,
GROWTH STOCK                                  capital appreciation and               Inc.
                                              secondarily, income.

EQ/UBS GROWTH                    IB           Seeks to achieve total return       -  UBS Global Asset
AND INCOME                                    through capital appreciation           Management (Americas) Inc.
                                              with income as a secondary
                                              consideration.



                                                                                          INVESTMENT ADVISER
FIDELITY(R) VARIABLE INSURANCE                                                            (OR SUB-ADVISER(S),            VOLATILITY
PRODUCTS (VIP) -- SERVICE CLASS                       OBJECTIVE                             AS APPLICABLE)               MANAGEMENT
-----------------------------------   -----------------------------------------   -----------------------------------  -------------

FIDELITY(R) VIP CONTRAFUND(R)         Seeks long-term capital                     -  Fidelity Management and
PORTFOLIO                             appreciation.                                  Research Company (FMR)


                                                                                          INVESTMENT ADVISER
JANUS ASPEN SERIES --                                                                     (OR SUB-ADVISER(S),           VOLATILITY
INSTITUTIONAL SHARES                                   OBJECTIVE                            AS APPLICABLE)              MANAGEMENT
------------------------------------  -----------------------------------------   -----------------------------------  -------------

JANUS HENDERSON BALANCED              Seeks long-term capital growth,             -  Janus Capital Management
PORTFOLIO (FORMERLY JANUS             consistent with preservation of                LLC
BALANCED PORTFOLIO)                   capital and balanced by current
                                      income.

JANUS HENDERSON ENTERPRISE            Seeks long-term growth of capital.          -  Janus Capital Management
PORTFOLIO (FORMERLY JANUS                                                            LLC
ENTERPRISE PORTFOLIO)

JANUS HENDERSON FORTY                 Seeks long-term growth of capital.          -  Janus Capital Management
PORTFOLIO (FORMERLY JANUS                                                            LLC
FORTY PORTFOLIO)

JANUS HENDERSON GLOBAL                Seeks long-term growth of capital.          -  Janus Capital Management
RESEARCH PORTFOLIO (FORMERLY                                                         LLC
JANUS GLOBAL RESEARCH
PORTFOLIO)



                                                                                          INVESTMENT ADVISER
PIMCO VARIABLE INSURANCE TRUST --                                                         (OR SUB-ADVISER(S),           VOLATILITY
ADMINISTRATIVE CLASS                                  OBJECTIVE                             AS APPLICABLE)              MANAGEMENT
-----------------------------------   -----------------------------------------  -----------------------------------   ------------

GLOBAL BOND (UNHEDGED)                Seeks maximum total return,                -  Pacific Investment
                                      consistent with preservation of               Management Company LLC
                                      capital and prudent investment
                                      management.




(1)  The "AXA Allocation" Portfolios


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. SHARE CLASSES, WHERE APPLICABLE, ARE DEFINED IN THE CORRESPONDING PORTFOLIO PROSPECTUS. THE PROSPECTUSES FOR THE PORTFOLIO CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF PORTFOLIO PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-487-6669.


PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT L

The Company purchases shares of each Portfolio for the corresponding subaccount at net asset value, i.e. without a sales load. Generally, all dividends and capital gains distributions received from a Portfolio are automatically reinvested in the Portfolio at net asset value. The Company, on behalf of MONY America Variable Account L, may elect not to reinvest dividends and capital gains distributions. The Company redeems Portfolio shares at net asset value to make payments under the policies.

The investment objectives of each of the Portfolios is substantially similar to the investment objectives of the subaccount which purchases shares of that Portfolio. No Portfolio can assure you that its objective will be achieved. You will find more detailed information in the prospectus of each Portfolio that you received with this prospectus. The Portfolios' prospectuses include information on the risks of each Portfolio's investments and investment techniques.


4. DETAILED INFORMATION ABOUT THE POLICY

The information in this section describes the benefits, features, charges, and other major provisions of the policies and the extent to which those benefits depend upon the Fund Value.


APPLICATION FOR A POLICY

Since these policies are no longer available to new purchasers, this information is provided for informational purposes only.

The policy is available to both individuals as well as corporations that provide coverage and benefits for key employees. A purchaser must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of AXA Advisors, LLC ("AXA Advisors"). The licensed agent submits the application to the Company. The policy may also be sold through other broker-dealers authorized under the law. (See "More about the policy -- Distribution of the policies"). A policy can be issued on the life of an insured for ages up to and including 85 years with evidence of insurability that satisfies the Company. If a qualified plan will own the policy, the insured cannot be more than 70 years old. The age of the insured is the age on his or her last birthday prior to the date of the policy. The Company accepts the application subject to its underwriting rules, and may request additional information or reject an application.

The minimum Specified Amount you may apply for is $50,000. However, the Company reserves the right to revise its rules at any time to require a different minimum Specified Amount at issue for subsequently issued policies.

Each policy is issued with a policy date. The policy date is used to determine the policy months and years, and policy monthly, quarterly, semi-annual and annual anniversaries. The policy date is stated on page 1 of the policy. The policy date will normally be the later of (1) the date that delivery of the policy is authorized by the Company ("Policy Release Date"), or (2) the policy date requested in the application. No premiums may be paid with the application except under the temporary insurance procedures defined below.


TEMPORARY INSURANCE COVERAGE

If you want insurance coverage before the Policy Release Date, and are more than 15 days old and not more than 70 years old, you may be eligible for a temporary insurance agreement. You must complete an application for the policy and give it to the Company's licensed agent. The application contains a number of questions about your health. Your eligibility for temporary coverage will depend upon your answers to those questions. In addition, you must complete and sign the Temporary Insurance Agreement Form. You must also submit payment for at least one Minimum Monthly Premium for the policy as applied for. Your coverage under the Temporary Insurance Agreement starts on the date you sign the form and pay the premium amount, or if later, the requested policy date. (See "Premiums -- Premium Flexibility.")

Coverage under the Temporary Insurance Agreement ends (except for policies issued in Kansas) on the earliest of:

     1.   the Policy Release Date, if the policy is issued as applied for;

     2. the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

     3. no later than 90 days from the date the Temporary Insurance Agreement is signed;

     4. the 45th day after the form is signed if you have not finished the last required medical exam;

     5. 5 days after the Company sends notice to you that it declines to issue any policy; and

     6.   the date you tell the Company that the policy will be refused.

For policies issued in Kansas, coverage under the Temporary Insurance Agreement ends on the earliest of:

     1.   the Policy Release Date, if the policy is issued as applied for;

     2. the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

     3.   the date you tell the Company that the policy will be refused; and

     4. the day written notice of the declination and refund of premium is provided to the applicant.

If the insured dies during the period of temporary coverage, the death benefit will be:

     1. the insurance coverage applied for (including any optional riders) up to $500,000, less

     2. the deductions from premium and the monthly deduction due prior to the date of death.

Premiums paid for temporary insurance coverage are held in the Company's general account until the Policy Release Date. Except as provided below, interest is credited on the premiums (less any deductions from premiums) held in the Company's general account. The interest rate will be set by the Company, but will not be less than 4.5% per year. If the policy is issued and accepted, these amounts will be applied to the policy. These premiums will be returned to you (without interest) within 5 days after the earliest of

     1. the date you tell the Company that the policy will be refused. Your refusal must be (a) at or before the Policy Release Date, or (b) (if the policy is authorized for delivery other than as applied for), on or before the 15th day after the Policy Release Date, or

     2. the date on which coverage under the Temporary Insurance Agreement ends other than because the applicant has died or the policy applied for is issued or refused, or

     3. the date the Company sends notice to you declining to issue any policy.

INITIAL PREMIUM PAYMENT

Once your application is approved and you are issued a policy, the balance of the first scheduled premium payment is payable. The scheduled premium payments specified in your policy must be paid in full when your policy is delivered. Your policy if issued exactly as applied for is effective on (1) the date we authorize its delivery, or (2) any later policy date requested in the application. If your policy is issued other than as applied for, the policy will take effect on the date it is delivered, as long as delivery and payment of any required costs are made while the insured is living. Any premium balance remitted by you earns interest until the Right to Return Policy Period has ended. The policy premium credited with interest equals amounts in the general account under the Temporary Insurance Agreement, plus interest credited minus deductions from premiums. The monthly deduction due prior to or on the Policy Release Date will be made. If you request a policy date which is later than the Policy Release Date, your premium will be held in the general account until the policy date. Premium held in the Company's general account earns an interest rate set by the Company, but will not be less than 4.5% per year. When the Right to Return Policy Period ends, the premium, plus any interest credited by the Company, is allocated to the subaccounts of MONY America Variable Account L or the Guaranteed Interest Account pursuant to your instructions. (See "Right to examine a policy -- Right to Return Policy Period.")


POLICY DATE

The Company may approve the backdating of a policy. The policy may be backdated for not more than 6 months (a shorter period is required in certain states) prior to the date of the application. Backdating can be to your advantage if it lowers the insured's issue age and results in lower cost of insurance rates. If the policy is backdated, the initial scheduled premium payment will include sufficient premium to cover the extra charges for the backdating period. Extra charges equal the monthly deductions for the period that the policy date is backdated.


RISK CLASSIFICATION

Insureds are assigned to underwriting (risk) classes. Risk classes are used in calculating the cost of insurance and certain rider charges. In assigning insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method. This method may require a medical examination of the proposed insured. The Company may use other forms of underwriting when it is considered appropriate.

You may generally ask us to review the tobacco habits of an insured person of attained age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's risk class to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax treatments of policy benefits" in "Other information" later in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.


RIGHT TO EXAMINE A POLICY -- RIGHT TO RETURN POLICY PERIOD

Since these policies are no longer available to new purchasers, this information is provided for informational purposes only.

The Right to Return Policy Period runs for 10 days after you receive the policy. During this period, you may cancel the policy and receive a refund of the full amount of the premium paid. Your premiums will be allocated to our general account until the Right to Return Policy Period ends.

PREMIUMS

The policy is a flexible premium policy. The policy provides considerable flexibility, subject to the limitations described below, to pay premiums at your discretion.


PREMIUM FLEXIBILITY

The Company requires you to pay an amount equal to at least the Minimum Monthly Premium to put the policy in effect. If you want to pay premiums less often than monthly, the premium required to put the policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments. This Minimum Monthly Premium will be based upon

     1.   the policy's Specified Amount,

     2.   any riders added to the policy, and

     3. the insured's (a) age, (b) smoking status, (c) gender (unless unisex cost of insurance rates apply, see "Deductions from Fund Value -- Cost of Insurance"), and (d) underwriting class.

The Minimum Monthly Premium will be shown in the policy. Thereafter, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.

The policy is guaranteed not to lapse during the first three policy years if on each monthly anniversary the conditions previously described in "Summary of the policy" are met. See also "Grace period and lapse."


SCHEDULED PREMIUM PAYMENTS

When you apply for a policy, you determine a scheduled premium payment. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. You will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option. The minimum scheduled premium payment equals the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. Although reminder notices will be sent, you may not be required to pay scheduled premium payments.

You must specify the subaccounts and/or Guaranteed Interest Account and the percentage of scheduled premium payments to be allocated to those subaccounts and/or Guaranteed Interest Account. If we do not receive a valid set of allocation instructions from you, scheduled premiums will be allocated to the subaccount investing in the EQ/Money Market Portfolio.

You may elect to make monthly premium payments by electronic funds transfer. Based on your policy date, up to two Minimum Monthly Premiums may be required to be paid in cash before premiums may be paid by electronic funds transfer to the Company. Paying premiums by electronic funds transfer requires you to authorize the Company to withdraw premiums from your checking account each month.

Payment of the scheduled premium payments will not guarantee that your policy will remain in effect. (See "Grace period and lapse.")


CHOICE OF DEFINITION OF LIFE INSURANCE

For policies issued on or after March 1, 2001, we offer two death benefit qualification tests, which we use to calculate the minimum death benefit. You must choose one of these tests on your application. Once you choose a test, you cannot change it.

In general, you should choose the Cash Value Accumulation Test if you do not want to limit the amount of premiums you can pay into your policy. If you want to pay a premium that increases the net amount at risk, however, you need to provide us with satisfactory evidence of insurability before we can increase the death benefit.

The minimum death benefit will generally be smaller under the Guideline Premium/Cash Value Corridor Test than under the Cash Value Accumulation Test resulting in a greater long-term Fund Value. The Guideline Premium/Cash Value Corridor Test can result in lower cost of insurance deductions in later years because the net amount at risk is lower.


CASH VALUE ACCUMULATION TEST

If you choose the Cash Value Accumulation Test, your policy's minimum death benefit is the minimum death benefit for your policy to qualify as life insurance under Section 7702 of the Internal Revenue Code.

This test determines what the death benefit should be in relation to your policy's Fund Value. In general, as your policy's Fund Value increases, the death benefit must also increase to ensure that your policy qualifies as life insurance under the Internal Revenue Code.

Under the test, a policy's death benefit must be large enough to ensure that its cash surrender value is never larger than the net single premium that's needed to fund future benefits under the policy. The net single premium under your policy varies according to the age, sex and risk class of the person insured by your policy. It's calculated using the guaranteed mortality charges and an interest rate that is the greater of 4% or the rate guaranteed in your policy at the time of issue. If the Cash Value Accumulation Test is selected, a table of death benefit percentages representing the net single premium will be in your policy.

The Cash Value Accumulation Test is available for policies issued on or after March 1, 2001.


GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

If you choose the Guideline Premium/Cash Value Corridor Test, we calculate the minimum death benefit for your policy to qualify as life insurance (under
Section 7702 of the Internal Revenue Code) by multiplying your policy's Fund Value by a death benefit percentage.

You'll find a table of death benefit percentages in Appendix A and in your policy. The death benefit percentage is based on the age of the person insured by the policy. It is 250% when the insured is age 40 or younger, and reduces as the person gets older.

Under this test, the total premiums you pay less withdrawals cannot exceed your policy's guideline premium limit.


MODIFIED ENDOWMENT CONTRACTS

The amount, frequency and period of time over which you pay premiums may affect whether your policy will be classified as a modified endowment contract. A modified endowment contract is a type of life insurance policy subject to different tax treatment than that given to a conventional life insurance policy. The difference in tax treatment occurs when you take certain pre-death distributions from your policy. See "Federal income tax considerations -- Modified Endowment Contracts."


UNSCHEDULED PREMIUM PAYMENTS

Generally, you may make premium payments at any time by sending them through U.S. mail to our Operations Center and in any amount. However, if the premium payment you wish to make exceeds the scheduled premium payments for the policy, the Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable. An immediate increase would occur if the policy's death benefit exceeds the Specified Amount for the policy. The policy's death benefit would exceed the Specified Amount of the policy if your Fund Value multiplied by the death benefit percentage determined in accordance with the federal income tax law definition of life insurance exceeds the Specified Amount. See "Death benefits under the policy" and "Federal income tax considerations -- definition of life insurance." However, such a premium may be accepted if you provide us with satisfactory evidence of insurability. If satisfactory evidence of insurability is not received, the payment or a part of it may be returned. In addition, all or a part of a premium payment will be rejected and returned to you if it would exceed the maximum premium limitations prescribed by the Internal Revenue Code's definition of life insurance.

Payments you send to us will be treated as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be treated as a premium payment. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.


PREMIUM PAYMENTS AFFECT THE CONTINUATION OF THE POLICY

If you skip or stop paying premiums, the policy will continue in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for the policy, and (2) the charges for any optional insurance benefits added by rider. See "Grace period and lapse."

Your policy is guaranteed to remain in effect as long as

     1.   the Cash Value is greater than zero, or

     2. you have purchased the Guaranteed Death Benefit Rider and it is still in the Guaranteed Period, or the Guaranteed Death Benefit to Age 100 Rider and you have met all the requirements of the applicable rider; or

     3. during the first three policy years, the Minimum Monthly Premium requirements are satisfied, and if you increase the Specified Amount during the first three policy years the increased Minimum Monthly Premium requirements are satisfied for the remainder of the first three policy years. If you elect the Guaranteed Death Benefit to Age 100 Rider, this provision does not apply.


ALLOCATION OF NET PREMIUMS

Net premiums may be allocated to any of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 5% of a net premium. Allocation percentages must total 100%.

You may change the allocation of net premiums at any time by submitting a written request in Good Order to the Company's Operations Center at 5788 Widewaters Parkway, Syracuse, NY 13214. In addition, you may make changes in net premium allocation instructions by telephone if a properly completed and signed telephone transfer authorization form has been received by us at our Operations Center. The Company may stop making available the ability to give net premium allocation instructions by telephone at any time, but it will give you notice before doing so if we have received your telephone transfer authorization form. See "Telephone/fax transactions." Whether you give us instructions in writing or by telephone, the revised allocation percentages will be effective on the valuation day we receive your instructions.

Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 5% limit on allocation percentages does not apply.


DEATH BENEFITS UNDER THE POLICY

When your policy is issued, the initial amount of insurance ("Specified Amount") is shown on the specification page of your policy. The minimum Specified Amount is $50,000.

As long as the policy is in effect, the Company will, upon proof of death of an insured, pay death benefit proceeds to a named beneficiary. Death benefit proceeds will consist of

     1.   the policy's death benefit, plus

     2.   any insurance proceeds provided by rider, less

     3. any Outstanding Debt (and, if in the grace period, less any overdue charges).

You may select one of two death benefit options: Option 1 or Option 2. Generally, you designate the death benefit option in your application. Subject to certain restrictions, you can change the death benefit option selected. As long as your policy is in effect, the death benefit under either option will never be less than the Specified Amount of your policy.

OPTION 1 -- The death benefit equals the greater of (a) the Specified Amount plus Additional Term Life Insurance, if any, or (b) the Fund Value on the date of death multiplied by the death benefit percentage.

The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to attained age. If the Cash Value Accumulation Test is chosen, the death benefit percentages generally vary according to attained age, gender, smoking status, and underwriting class. A table showing the death benefit percentages is in your policy. If you seek to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option 1.

OPTION 2 -- The death benefit equals the greater of (a) the Specified Amount of the policy plus Additional Term Life Insurance, if any, plus the Fund Value, or
(b) the Fund Value on the date of death multiplied by the death benefit percentage.

The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to attained age. If the Cash Value Accumulation Test is chosen, the death benefit percentages generally vary according to attained age, gender, smoking status, and underwriting class. The death benefit percentage is the same as that used for Option 1 and is in your policy. The death benefit in Option 2 will always vary as Fund Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.

EXAMPLES OF OPTIONS 1 AND 2

The following examples demonstrate the determination of death benefits under Options 1 and 2. The examples show four policies with the same Specified Amount, but Fund Values and the Additional Term Life Insurance vary as shown. It is assumed that the insured is a male age 35, standard class, non-smoker at issue. It is also assumed that the insured is age 65 at the time of death and that there is no Outstanding Debt. The date of death is also assumed to be on a monthly anniversary day.

                                                      CASH VALUE ACCUMULATION TEST+
------------------------------------------------------------------------------------------------------------------------------------
                                                                         POLICY 1        POLICY 2         POLICY 3         POLICY 4
                                                                       -----------      -----------     ------------     -----------
Specified Amount                                                       $   100,000      $   100,000     $    100,000     $   100,000
Additional Term Life Insurance Rider                                   $         0      $         0     $          0     $    75,000
Fund Value on Date of Death                                            $    35,000      $    60,000     $     85,000     $    60,000
Death Benefit Percentage                                                    178.4%           178.4%           178.4%          178.4%
Death Benefit under Option 1                                           $   100,000      $   107,040     $    151,640     $   175,000
Death Benefit under Option 2                                           $   135,000      $   160,000     $    185,000     $   235,000

+ The Cash Value Accumulation Test is available for policies issued on or after March 1, 2001.

OPTION 1, POLICY 1: The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value multiplied by the death benefit percentage ($35,000 x 178.4% = $62,440).

OPTION 1, POLICY 2 AND 3: The death benefit is equal to the Fund Value multiplied by the death benefit percentage since ($60,000 x 178.4% = $107,040 for Policy 2; $85,000 x 178.4% = $151,640 for Policy 3) is greater than the Specified Amount ($100,000).

OPTION 1, POLICY 4: The Death Benefit equals $175,000 (the sum of the Specified Amount plus the Additional Term Life Insurance), since the death benefit is the greater of the Specified Amount plus the Additional Term Life Insurance ($100,000 + $75,000 = $175,000) or the Fund Value multiplied by the death benefit percentage ($60,000 x 178.4% = $107,040).

OPTION 2, POLICY 1, 2, AND 3: The death benefit equals the Specified Amount plus the Fund Value ($100,000 + $35,000 = $135,000 for Policy 1; $100,000 +
$60,000 = $160,000 for Policy 2; and $100,000 + $85,000 = $185,000 for Policy
3) since it is greater than the Fund Value multiplied by the death benefit percentage ($35,000 x 178.4% = $62,440 for Policy 1; $60,000 x 178.4% =
$107,040 for Policy 2; and $85,000 x 178.4% = $151,640 for Policy 3).

OPTION 2, POLICY 4: The death benefit equals the Specified Amount plus the Additional Term Life Insurance plus the Fund Value ($100,000 + $75,000 + $60,000 = $235,000) since it is greater than the Fund Value multiplied by the death benefit percentage ($60,000 x 178.4% = $107,040).

                                               GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
                                                       CASH VALUE ACCUMULATION TEST
------------------------------------------------------------------------------------------------------------------------------------
                                                                         POLICY 1        POLICY 2         POLICY 3         POLICY 4
                                                                       -----------      -----------     ------------     -----------
Specified Amount                                                       $   100,000      $   100,000     $    100,000     $   100,000
Additional Term Life Insurance Rider                                   $         0      $         0     $          0     $    75,000
Fund Value on Date of Death                                            $    35,000      $    60,000     $     85,000     $    60,000
Death Benefit Percentage                                                      120%             120%             120%            120%
Death Benefit under Option 1                                           $   100,000      $   100,000     $    102,000     $   175,000
Death Benefit under Option 2                                           $   135,000      $   160,000     $    185,000     $   235,000

OPTION 1, POLICY 1 AND 2: The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value multiplied by the death benefit percentage ($35,000 x 120% = $42,000 for Policy 1 and $60,000 x 120% = $72,000 for Policy 2).

OPTION 1, POLICY 3: The death benefit is equal to the Fund Value multiplied by the death benefit percentage since ($85,000 x 120% = $102,000) is greater than the Specified Amount ($100,000).

OPTION 1, POLICY 4: The death benefit equals $175,000 (the sum of the Specified Amount plus the Additional Term Life Insurance), since the death benefit is the greater of the Specified Amount plus the Additional Term Life Insurance ($100,000 + $75,000 = $175,000) or the Fund Value multiplied by the death benefit percentage ($60,000 x 120% = $72,000).

OPTION 2, POLICY 1, 2, AND 3: The death benefit equals the Specified Amount plus the Fund Value ($100,000 + $35,000 = $135,000 for Policy 1; $100,000 +
$60,000 = $160,000 for Policy 2; and $100,000 + $85,000 = $185,000 for Policy
3) since
it is greater than the Fund Value multiplied by the death benefit percentage ($35,000 x 120% = $42,000 for Policy 1; $60,000 x 120% = $72,000 for Policy 2;
and $85,000 x 120% = $102,000 for Policy 3).

OPTION 2, POLICY 4: The death benefit equals the Specified Amount plus the Additional Term Life Insurance plus the Fund Value ($100,000 + $75,000 + $60,000 = $235,000) since it is greater than the Fund Value multiplied by the death benefit percentage ($60,000 x 120% = $72,000).

The Company pays death benefit proceeds to a beneficiary in a lump sum or under a payment plan offered under the policy. The policy should be consulted for details. Payments made to a beneficiary under a payment plan could have tax consequences. See "Federal income tax considerations."


CHANGES IN DEATH BENEFIT OPTION

You may request that the death benefit option under your policy be changed from Option 1 to Option 2, or Option 2 to Option 1. You may make a change by sending a written request to the Company's Operations Center. A change from Option 2 to Option 1 is made without providing evidence of insurability. A change from Option 1 to Option 2 will require that you provide satisfactory evidence of insurability. The effective date of a change requested between monthly anniversaries will be the next monthly anniversary day after the change is accepted by the Company.

If you change from Option 1 to Option 2 your policy's Specified Amount is reduced by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option 2 at the amount that would have been payable under Option 1 immediately prior to the change. The total death benefit will not change immediately. The change to Option 2 will affect the determination of the death benefit from that point on. As of the date of the change, the Fund Value will be added to the new Specified Amount. The death benefit will then vary with the Fund Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

If you change from Option 2 to Option 1, the Specified Amount of the policy will be increased by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option 1 at the amount that would have been payable under Option 2 immediately prior to the change. The total death benefit will not change immediately. The change to Option 1 will affect the determination of the death benefit from that point on. The death benefit will equal the Specified Amount (or if higher, the Fund Value multiplied by the death benefit percentage). The change to Option 1 will generally reduce the death benefit payable in the future.

A change in the death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the death benefit exceeds Fund Value. See "Deductions from Fund Value -- Cost of Insurance." If the policy's death benefit is not based on the death benefit percentage under Option 1 or 2, changing from Option 2 to Option 1 will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Option 1 to Option 2 will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the insured's age. Changing the death benefit option may have tax consequences. See "Federal income tax considerations."


CHANGES IN SPECIFIED AMOUNT

You may request an increase or decrease in the Specified Amount under your policy subject to Company approval. A change in the Specified Amount may be requested at any time after the policy is issued. Increases in Specified Amount are not permitted on or after the insured's age 85 (age 70 for individual qualified plans, i.e. plans qualified under 401(a), including 401(k) plans, and 403(a) of the Internal Revenue Code). Increases are also not permitted if monthly deductions are being waived under the Waiver of Monthly Deduction Rider or premiums are being waived under the Waiver of Specified Premiums Rider. Increasing the Specified Amount will generally increase the policy's death benefit. Decreasing the Specified Amount will generally decrease the policy's death benefit. The amount of change in the death benefit depends on (1) the death benefit option chosen, and (2) whether the death benefit under the policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of policy values. For example, an increase in Specified Amount may increase the net amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which may decrease your cost of insurance over time.

To increase or decrease the Specified Amount, send a written application to the Company's Operations Center. It will become effective on the monthly anniversary day on or next following the Company's acceptance of your request. If you are not the insured, the Company may also require the consent of the insured before accepting a request. See "Other information -- Federal income tax considerations" for certain possible tax consequences and limitations.

INCREASES

An increase of Specified Amount requires that additional, satisfactory evidence of insurability be provided to the Company.

When you request an increase in Specified Amount, a new "coverage segment" is created for which cost of insurance and other charges are computed separately. See "Charges and Deductions." In addition, the surrender charge associated with your policy will increase. The surrender charge for the increase is computed in a similar way as for the original Specified Amount. The Minimum Monthly Premium and the required premiums under the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider, if applicable, will also be adjusted. The adjustment will be done prospectively to reflect the increase. If the Specified Amount is increased when a premium payment is received, the increase will be processed before the premium payment is processed.

If an increase creates a new coverage segment of Specified Amount, Fund Value after the increase will be allocated, (1) first to the original coverage segment, and (2) second to each coverage segment in order of the increases.


DECREASES

Any decrease in Specified Amount (whether requested by you or resulting from a partial surrender or a death benefit option change) will be applied

     1. to reduce the coverage segments of Specified Amount associated with the most recent increases, then

     2.   to the next most recent increases successively, and last

     3.   to the original Specified Amount.

A decrease will not be permitted if the Specified Amount would fall below $100,000. Any decrease in the Term Life Term Insurance Rider will be applied to reduce the coverage segments of the Rider in the order of the most recent increases successively and finally to the original Rider.

The Minimum Monthly Premium will not be adjusted for the decrease in the Specified Amount. If you have a Guaranteed Death Benefit Rider or a Guaranteed Death Benefit to Age 100 Rider, it will be adjusted for the decrease in Specified Amount. If the Specified Amount is decreased when a premium payment is received, the decrease will be processed before the premium payment is processed. Rider coverages may also be affected by a decrease in Specified Amount.

The Company reserves the right to reject a requested decrease. Decreases will not be permitted if:

     1. Compliance with the guideline premium limitations under federal tax law resulting from the decrease would result in immediate termination of your policy; or

     2. To effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Cash Value of your policy.

If a requested change is not approved, we will send you a written notice of our decision. Changes in coverage can have tax implications and limitations. See "Federal income tax considerations."


CHANGES IN ADDITIONAL TERM LIFE INSURANCE AMOUNT

A change in the Additional Term Life Insurance amount may be made at any time after your policy is issued. Changes will become effective on the monthly anniversary day following the approval of the request to change the Additional Term Life Insurance amount. Increases in the Additional Term Life Insurance amount will be subject to evidence of insurability and will not be permitted after the insured's age 85 (70 for qualified plans). Decreases on a policy with the Additional Term Life Insurance Rider will be applied in the following order:

     - Against the most recent increase, regardless if it is Specified Amount increase or Additional Term Life Insurance increase;

     - Against the next most recent increases successively, regardless if it is Specified Amount increase or Additional Term Life Insurance increase;

     - Against Additional Term Life Insurance provided under the original application; and

     - Against insurance provided by the Specified Amount under the original application.

GUARANTEED DEATH BENEFIT RIDERS

GUARANTEED DEATH BENEFIT

Generally, your policy remains in effect so long as your policy has Cash Value. Charges that maintain your policy are deducted monthly from Fund Value. The Cash Value of your policy is affected by

     1. the investment experience of any amounts in the subaccounts of MONY America Variable Account L,

     2.   the interest earned in the Guaranteed Interest Account, and

     3. the deduction from Fund Value of the various charges, costs, and expenses imposed by the policy provisions.

This in turn affects the length of time your policy remains in effect without the payment of additional premiums. Therefore, coverage will last as long as the Cash Value of your policy is sufficient to pay these charges. See "Grace period and lapse."

When you apply for your policy you may be able to apply for the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider. These riders provide a death benefit (equal to the Specified Amount only of your policy) and may keep certain rider coverages in effect under certain circumstances for an extended period of time, even if the Cash Value of the policy is zero on any monthly anniversary date.

GUARANTEED DEATH BENEFIT RIDER

In order to remain in effect, the Guaranteed Death Benefit Rider requires that you have paid a certain amount of premiums during the time that the rider is in effect. This amount is described in the next paragraph. If the premiums you have paid do not equal or exceed this amount, the rider will end subject to the rider's grace period. In addition, this rider will automatically end at the later of the insured's age 70 or ten years from the policy date ("Guarantee Period"). An extra charge will be deducted from your Fund Value each month during the Guarantee Period. This charge will end when the rider is no longer in force. See "Guaranteed Death Benefit."

On each monthly anniversary day we test to determine whether you have paid the amount of premiums you are required to pay in order to keep the Guaranteed Death Benefit Rider in effect. To remain in effect, we make two calculations.

The first calculation shows the net premiums you have paid. We:

     1.   total the actual premiums you have paid for the policy, and

     2.   subtract the amount of:

          a. partial surrenders (and associated fees and surrender charges), and

          b.  outstanding debt.

The second calculation shows the amount of premiums the rider required you to pay. We:

     1.   take the Monthly Guarantee Premium specified by the policy, and

     2.   multiply it by the number of complete months since the policy date.

If the net premiums you have paid equals or exceeds the amount of premiums the rider required you to pay, the rider remains in effect until the next monthly anniversary date. If the amount of premiums the rider required you to pay exceeds the net premiums you have paid, we will send you a notice that requires you to pay additional premiums within the time specified in the notice. This time is called the grace period for the rider. If you fail to pay the additional premiums required, the Guarantee Period, and therefore the rider, will end. Once ended, the rider can not be reinstated.

The grace period for this rider is explained in the section called "Grace period and lapse -- If Guaranteed Death Benefit Rider is in effect."

The Guaranteed Death Benefit Rider is not available on policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the states of New Jersey and Texas. This rider is also not available if coverage under the Additional Term Life Insurance Rider has been elected. Because the Guaranteed Death Benefit Rider is not available, the grace period and lapse will be treated as if the Guaranteed Death Benefit is not in effect.

It is important to consider the Guaranteed Death Benefit Rider premium requirements when setting the amount of the scheduled premium payments for your policy. (See Appendix C.) This rider is also not available if coverage under the Additional Term Life Insurance Rider has been elected.

OTHER OPTIONAL INSURANCE BENEFITS

Subject to availability and certain requirements, you may elect to add one or more of the optional insurance benefits described below. These optional benefits are added to your policy by an addendum called a "rider." The amounts of these benefits are fully guaranteed when issued. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your policy. You can cancel these benefits at any time.

The Company or your financial professional can provide you with more information about these optional insurance benefits and their limitations. Some of these benefits may be selected only when you apply for your policy. Some benefits are not available in combination with others and may not be available in your State. In addition, adding or canceling these benefits may have an effect on your policy's status as a modified endowment contract. We can add, delete or modify the riders we are making available at any time before they become an effective part of your policy.

See "Federal income tax considerations" and "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Other information" for certain possible tax consequences and limitations of adding or deleting optional insurance benefits.


ADDITIONAL TERM LIFE INSURANCE RIDER

The Additional Term Life Insurance Rider provides you with a level death benefit to age 100. The Additional Term Life Insurance Rider is combined with the Specified Amount of the policy for purposes of determining if the minimum "corridor" is required to maintain the definition of life insurance under the Internal Revenue Code Section 7702.


SPOUSE'S YEARLY RENEWABLE TERM RIDER/OTHER INSURED TERM RIDER

This rider provides for term insurance benefits on the life of the insured's spouse, to the spouse's age 80. The minimum amount of coverage is $25,000. The rider coverage may be converted without evidence of insurability to any level face amount permanent plan of insurance offered by the Company or any other plan we choose to offer, at any time prior to the spouse's age 65 or 5 years from the issue of the rider, if later.


CHILDREN'S TERM LIFE INSURANCE RIDER

This rider provides term insurance coverage on the lives of the dependent children of the insured under age 18. The coverage continues to the policy anniversary after the child's 22nd birthday. It provides coverage for children upon birth or legal adoption without presenting evidence of insurability, if the rider is applied for and issued at the same time as the policy is applied for and issued. If the rider applied for after the policy is issued, different requirements may be imposed. Children include children born to or adopted by the insured and stepchildren of the insured. Coverage is limited to the lesser of 1/5th of the initial Specified Amount plus the Additional Term Life Insurance Rider or $10,000. Upon the expiration of the rider coverage, it may be converted to any level face amount permanent plan of insurance then offered by the Company or any other plan we choose to offer, for up to five times the rider coverage amount.


ACCIDENTAL DEATH AND DISMEMBERMENT RIDER

This rider pays a benefit amount if the insured dies or suffers a specified dismemberment as a result of an accident. The loss must occur after the insured's age 5 and prior to insured's age 70 and within 90 days of the accident. A benefit equal to twice the rider amount is payable if:

     1.   accidental death occurs as the result of riding as a passenger, and

     2. the accidental death occurred while riding in a public conveyance, and

     3. the public conveyance was being operated commercially to transport passengers for hire.

The maximum amount of coverage is the initial Specified Amount plus term insurance coverage, plus the Additional Term Life Insurance Rider but not more than the greater of:

     1. $100,000 total coverage of all such insurance in the Company or its affiliates, or

     2. $200,000 of all such coverages regardless of insurance companies issuing such coverages.

PURCHASE OPTION RIDER

This Rider provides the option to purchase up to $100,000 of additional coverage without providing additional evidence that the insured remains insurable. This additional coverage may be added on each policy anniversary when the insured's age is 25, 28, 31, 34, 37, 40, 43, 46 and 49. In addition, the future right to purchase new insurance on the next option date may be advanced and exercised immediately upon the following events:

     -  Marriage of the insured.

     -  Birth of a child of the insured.

     -  Legal adoption of a child by insured.

A period of term insurance is automatically provided starting on the date of the specified event. The interim term insurance, and the option to accelerate the purchase of the coverage expires 60 days after the specified event.


WAIVER OF MONTHLY DEDUCTION RIDER

This rider provides for the waiver of certain charges while the insured has a covered total disability for 6 months without interruption and the policy is in effect. While the insured is disabled, no deductions are made for (1) monthly administrative charges, (2) per $1,000 Specified Amount charges, (3) cost of insurance charges, and rider charges. During this period the charges are waived and therefore not deducted from the Fund Value. This rider does not waive the payment of premiums required by the Guaranteed Death Benefit Rider. However, the cumulative Minimum Monthly Premium requirement does not change during the covered total disability. It remains fixed at the level at the beginning of the covered total disability. The duration of the benefit depends on the age of the insured when the covered total disability occurs.

If charges are being waived under this rider, the death benefit option will automatically change to Death Benefit Option 2, as provided under the terms and conditions of the rider.


WAIVER OF SPECIFIED PREMIUMS RIDER

This rider provides for the waiver of the monthly specified premiums (shown on the rider) while the insured has a covered total disability for 6 months without interruption and the policy is in effect. The specified premiums will be added to the Fund Value on each monthly anniversary. Net premiums will be allocated among the subaccounts and the Guaranteed Interest Account according to your most recent instructions. This rider does not waive the monthly deductions of your policy nor does it waive the payment of premiums required by the Guaranteed Death Benefit Rider. The duration of the benefit depends on the age of the insured when the covered total disability occurs.

If payments are being waived under this rider, the death benefit option will automatically change to Death Benefit Option 2, as provided under the terms and conditions of the rider.


TERM LIFE TERM RIDER

This rider provides additional death benefits on the life of the insured until the insured reaches age 80. The minimum amount of coverage is $25,000. You may convert the rider coverage without evidence of insurability to any level face amount permanent policy of insurance offered by the Company and any other plan we choose to offer. The conversion must occur prior to the insured's age 65 or 5 years from the issue of the rider, whichever is later.


BENEFITS AT MATURITY AND MATURITY EXTENSION RIDER

The maturity date for this policy is the policy anniversary on which the insured is age 100. If the insured is living on the maturity date, the Company will pay to you the Cash Value of the policy. See "Other information -- Federal income tax considerations" for the tax treatment of an endowment benefit. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments." At your option, payment of the benefit may be deferred until the date of the insured's death (Maturity Extension Rider). Death proceeds payable immediately after the maturity date equal the Cash Value of the policy multiplied by the death benefit percentage at the insured's age 100. Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.

Please refer to the policy for additional information on the Maturity Extension Rider.

POLICY VALUES

FUND VALUE

The Fund Value is the sum of the amounts under the policy held in each subaccount of MONY America Variable Account L and the Guaranteed Interest Account. It also includes the amount set aside in the Company's Loan Account, and any interest, to secure Outstanding Debt.

On each Business Day, the part of the Fund Value allocated to any particular subaccount is adjusted to reflect the investment experience of that subaccount. On each monthly anniversary day, the Fund Value also is adjusted to reflect interest on the Guaranteed Interest Account and the Loan Account and the assessment of the monthly deduction. See "Determination of Fund Value." No minimum amount of Fund Value allocated to a particular subaccount is guaranteed. You bear the risk for the investment experience of Fund Value allocated to the subaccounts.

CASH VALUE

The Cash Value of the policy equals the Fund Value less any surrender charge less any Outstanding Debt. Thus, the Fund Value exceeds your policy's Cash Value by the amount of the surrender charge and any Outstanding Debt. Once the surrender charge expires, the Cash Value equals the Fund Value less any Outstanding Debt.


DETERMINATION OF FUND VALUE

Although the death benefit under a policy can never be less than the policy's Specified Amount, the Fund Value will vary. The Fund Value varies depending on several factors:

     -  Payment of premiums.

     -  Amount held in the Loan Account to secure any Outstanding Debt.

     -  Partial surrenders.

     -  The charges assessed in connection with the policy.

     -  Investment experience of the subaccounts.

     -  Amounts credited to the Guaranteed Interest Account.

There is no guaranteed minimum Fund Value (except to the extent that you have allocated net premium payments and Fund Value to the Guaranteed Interest Account) and you bear the entire risk relating to the investment performance of Fund Value allocated to the subaccounts.

The Company uses amounts allocated to the subaccounts to purchase shares of the corresponding portfolios of the Funds. The values of the subaccounts reflect the investment experience of the corresponding portfolio. The investment experience reflects:

     -  The investment income.

     -  Realized and unrealized capital gains and losses.

     -  Expenses of a portfolio including the investment adviser fees.

     -  Any dividends or distributions declared by a portfolio.

Any dividends or distributions from any of the Portfolios are reinvested automatically in shares of the same Portfolio. The subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the MONY America Variable Account L.

Amounts allocated to the subaccounts are measured in terms of units. Units are a measure of value used for bookkeeping purposes. The value of amounts invested in each subaccount is represented by the value of units credited to the policy for that subaccount. (See "Calculating unit values for each subaccount.") On any day, the amount in a subaccount of MONY America Variable Account L is equal to the unit value times the number of units in that subaccount credited to the policy. The units of each subaccount will have different unit values.

Units of a subaccount are purchased (credited) whenever premiums or amounts transferred (including transfers from the Loan Account) are allocated to that subaccount. Units are redeemed (debited) to:

     -  Make partial surrenders.

     -  Make full surrenders.

     - Transfer amounts from a subaccount (including transfers to the Loan Account).

     - Pay the death benefit when the insured dies.

     - Pay monthly deductions from the policy's Fund Value.

     - Pay policy transaction charges.

     - Pay surrender charges.


The number of units purchased or redeemed is determined by dividing the dollar amount of the transaction by the unit value of the affected subaccount, computed after the close of business on a given Business Day. The number of units changes only as a result of the deduction of any policy transactions or charges. The number of units credited will not change because of later changes in unit value.



Transactions are processed when they are received in Good Order at the Company's Operations Center. (See "Receipt of Communications and Transaction Requests.") If the premium or request reaches our Company's Operations Center on a day that is not a Business Day, or after the close of business on a Business Day (after 4:00 PM Eastern Time), the transaction date will be the next Business Day. All policy transactions are performed as of a Business Day. If a transaction date or monthly anniversary day occurs on a day other than a Business Day (e.g., Saturday), the calculations will be done on the next day that the New York Stock Exchange is open for regular trading.



CALCULATING FUND VALUE

The Fund Value of your policy on the policy date is:

     1.   the net premiums received by us on or before the policy date; less

     2.   the monthly deduction due on the policy date.

After that, we make Fund Value calculations on Business Days. On any Business Day, we determine the Fund Value of a policy as follows:

     1. determine the policy's Fund Value in each subaccount (see below) on that Business Day;

     2.   total the Fund Value in each subaccount on that Business Day;

     3. add the Fund Value in the Guaranteed Interest Account on that Business Day; this is the accumulated value with interest of the net premiums allocated, and amounts transferred, to the Guaranteed Interest Account before that Business Day, decreased by any allocations against the Guaranteed Interest Account before that Business Day;

     4.   add any amounts in the Loan Account on that Business Day;

     5. add interest credited on that Business Day on the amounts in the Loan Account since the last monthly anniversary day;

     6.   add any net premiums received on that Business Day;

     7.   deduct any transfer charges on that Business Day;

     8.   deduct any partial surrender, and its fee, made on that Business Day;
          and

     9.   deduct any monthly deduction to be made on that Business Day.


CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

The Company calculates the unit value of a subaccount on any Business Day as follows:

     1. Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Business Day. This calculation is done before giving effect to any policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

     2. Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

     3. Subtract a charge for the mortality and expense risk assumed by the Company under the policy. See "Daily deduction from MONY America Variable Account L -- Mortality and Expense Risk Charge." If the previous day was not a Business Day, then the charge is adjusted for the additional days between valuations.

The unit value of each subaccount on its first Business Day was set at $10.00.


TRANSFER OF FUND VALUE


You may transfer Fund Value among the subaccounts after the Right to Return Policy Period by sending a proper written request in Good Order to the Company's Operations Center. Transfers are effective on the Business Day we receive the transfer request. (See "Receipt of Communications and Transaction Requests.") Transfers may be made by telephone if you have proper authorization. See "Telephone/fax transactions." Currently, there are no limitations on the number of transfers between subaccounts except for the restrictions on disruptive transfer activity described below. There is also no minimum amount required: (1) to make a transfer, or (2) to remain in the subaccount after a transfer.


You may not make a transfer if your policy is in the grace period and a payment required to avoid lapse is not paid. See "Grace period and lapse." No charges are currently imposed upon transfers. However, the Company reserves the right to assess a $25 transfer charge in the future on policy transfers and to discontinue telephone transfers.

After the Right to Return Policy Period, Fund Value may also be transferred from the subaccounts to the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account to the subaccounts will only be permitted in the policy month following a policy anniversary as described in "The Guaranteed Interest Account."

Please see "Allocation options" in "Summary of the policy" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY


You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Portfolio.


Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio investments may impede efficient Portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the Portfolio manager to effect more frequent purchases and sales of Portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that Portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.


We offer subaccounts with underlying Portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "Affiliated Trusts"), as well as subaccounts with underlying Portfolios of unaffiliated trusts with which MONY America has entered into participation agreements (the "Unaffiliated Trusts" and, collectively with the Affiliated Trusts, the "Trusts"). The Affiliated Trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the Affiliated Trust obtains from us policy owner trading activity. The Affiliated Trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that the Company has a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a Trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. The current and any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each Unaffiliated Trust may have its own policies and procedures regarding disruptive transfer activity. If an Unaffiliated Trust advises us that there may be disruptive activity from one of our policy owners, we will work with the Unaffiliated Trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a Trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the Trusts had not implemented such a fee. If a redemption fee is implemented by a Trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the Underlying Trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the Trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


RIGHT TO EXCHANGE POLICY

During the first 24 months following the policy date, you may exchange your policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of MONY America Variable Account L is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your policy for the equivalent of a flexible premium universal life policy. See "The Guaranteed Interest Account." No charge is imposed on the transfer when you exercise the exchange privilege.


POLICY LOANS

You may borrow money from the Company at any time using your policy as security for the loan. You take a loan by submitting a written request to the Company's Operations Center. The loan will take effect on the Business Day we receive the loan request in Good Order. You may take a loan any time your policy has a positive Cash Value. The maximum amount you may borrow at any time is 90% of the Cash Value of your policy. (If you request a loan on a monthly anniversary day, the maximum loan is reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.

Loan interest accrues from day to day and is payable in arrears on each policy anniversary at an annual rate which varies by the number of years since your policy was issued. For the first ten policy years, the loan rate is 5.25%. After the tenth policy anniversary, the loan rate is 4.75%. Interest on the full amount of any Outstanding Debt is due on the policy anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.

You may repay all or part of the Outstanding Debt at any time while your policy is in effect. Only payments shown as loan or interest payments will be treated as such. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a scheduled premium payment. The payment will be subject to the rules on acceptance of premium payments.

When you take a loan, an amount equal to the loan is transferred out of the subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. Within certain limits, you may specify the amount or the percentage of the loan amount to be deducted from the subaccounts and the Guaranteed Interest Account. The request for a loan will not be accepted if (1) you do not specify the source of the transfer, or (2) if the transfer instructions are incorrect. On each policy anniversary, an amount equal to the loan interest due and unpaid for the policy year will be transferred to the Loan Account. The transfer is made from the subaccounts and the Guaranteed Interest Account on a proportional basis.

The Fund Value in the Loan Account in excess of the Outstanding Debt will be allocated to the subaccounts and/or the Guaranteed Interest Account in a manner determined by the Company.

The Loan Account is part of the Company's general account. Amounts held in the Loan Account are credited monthly with an annual rate of interest not less than 4.5%.

Loan repayments release funds from the Loan Account. Unless you request otherwise, amounts released from the Loan Account will be transferred into the subaccounts and Guaranteed Interest Account pursuant to your most recent valid allocation instructions for scheduled premium payments. In addition, Fund Value in the Loan Account in excess of the outstanding loan is treated differently. The treatment depends on (1) whether at the time the loan was made, Fund Values were transferred from the subaccounts or the Guaranteed Interest Account, and
(2) whether or not loan interest due is paid when due or the amount of the interest is added to the loan ("capitalized"). If the loan is from the subaccounts and loan interest is capitalized, this excess offsets the amount that must be transferred from the subaccounts to the Loan Account on the policy anniversary. If the loan is from the Guaranteed Interest Account and loan interest is capitalized, this excess is allocated back to the Guaranteed Interest Account. The allocation back is on a monthly basis proportionately to all interest crediting generations from which the loan was taken.

Amounts held in the Loan Account to secure Outstanding Debt forego the investment experience of the subaccounts and the current interest rate of the Guaranteed Interest Account. Thus Outstanding Debt, whether or not repaid, has a permanent effect on your policy values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of the death benefit upon the death of the insured, or the value paid upon surrender or maturity.

Outstanding Debt may affect the length of time the policy remains in effect. After the third policy anniversary (or, in some instances, the third anniversary following an increase), your policy will lapse when (1) Cash Value is insufficient to cover the monthly deduction against the policy's Fund Value on any monthly anniversary day, and (2) the minimum payment required is not made during the grace period. Moreover, the policy may enter the grace period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. In addition, the guarantee period under the Guaranteed Death Benefit Rider may end if total premiums received less any partial surrenders and their fees and less any Outstanding Debt, do not exceed the premium required under that rider. Additional payments or repayments of a part of Outstanding Debt may be required to keep the policy or rider in effect. See "Grace period and lapse."

A loan will not be treated as a distribution from your policy and will not result in taxable income to you unless your policy is a modified endowment contract. If your policy is a modified endowment contract, a loan will be treated as a distribution that may give rise to taxable income. If your policy lapses with an outstanding loan balance there could be adverse federal income tax consequences depending on the particular facts and circumstances. For example, if (1) your policy lapses with an outstanding loan balance, and (2) it does not lapse under a non-forfeiture option, you can have ordinary income to the extent the outstanding loan exceeds your investment in the policy (i.e. generally premiums paid less prior non-taxable distributions). For more information on the tax treatment of loans, see "Federal income tax considerations."


FULL SURRENDER

You may fully surrender your policy at any time during the lifetime of the insured. The amount received for a full surrender is the policy's Fund Value less (1) any surrender charge, and (2) any Outstanding Debt.

You may surrender your policy by sending a written request together with the policy to the Company's Operations Center. The proceeds will be determined as of the end of the Business Day during which the request for surrender is received in Good Order. You may elect to (1) have the proceeds paid in cash, or
(2) apply the proceeds under a payment plan offered under your policy. See "Payment plan/settlement provisions." For information on the tax effects of surrender or partial surrender of a policy, see "Federal income tax considerations."

If you surrender your policy within 30 days of a policy anniversary, the following will apply. The portion of the Cash Value of the policy in the Guaranteed Interest Account on the date of surrender will not be less than the Cash Value in the Guaranteed Interest Account on that policy anniversary. The Cash Value on that policy anniversary will be adjusted for any partial surrender and its fee, any transfer to or from the Guaranteed Interest Account and applicable transfer charge, and any policy loan.


PARTIAL SURRENDER

With a partial surrender, you obtain a part of the Cash Value of your policy without having to surrender the policy in full. You may request a partial surrender at any time. The partial surrender will take effect on (1) the Business Day that we receive your request at our Operations Center, or (2) on the next Business Day if that day is not a Business Day. There is no limit on the number of partial surrenders allowed in a policy year.

A partial surrender must be for at least $500 (plus the applicable fee). In addition, your policy's Cash Value must be at least $500 after the partial surrender, and the specified Amount in force must be at least $100,000 after the partial surrender. If you have taken a loan on your policy, the amount of the partial surrender is limited so that the loan amount is not greater than 90% of Cash Value after the partial surrender.

You may make a partial surrender by submitting a written request in Good Order to the Company's Operations Center. As of the effective date of any partial surrender, your Fund Value and Cash Value are reduced by the amount surrendered (plus the applicable fee). You allocate an amount or percent of your Fund Value in the subaccounts and the Guaranteed Interest Account for your partial surrender. Allocations by percentage must be in whole percentages and the minimum percentage is 10% against any subaccount or the Guaranteed Interest Account. Percentages must total 100%. We will reject an allocation which does not comply with the rules or if there is not enough Fund Value in a subaccount or the Guaranteed Interest Account to provide its share of the allocation. If the insured dies after the request for a partial surrender is sent to the Company and prior to it being effected, the amount of the partial surrender will be deducted from the death benefit proceeds. The death benefit proceeds will be determined taking into account the amount surrendered.

When you make a partial surrender and you selected Death Benefit Option 1, the Specified Amount of your policy is decreased by the amount of the partial surrender (excluding its fee). If you selected Death Benefit Option 2, a partial surrender will not change the Specified Amount of your policy. However, if the death benefit is not equal to the Fund Value times a death benefit percentage, the death benefit will be reduced by the amount of the partial surrender. Under either death benefit option, if the death benefit is based on the Fund Value times the applicable death benefit percentage, the death benefit may decrease by an amount greater than the partial surrender. See "Death benefits under the policy."

There is a fee for each partial surrender of $10.

For information on the tax treatment of partial surrenders and potential tax effects of policy changes such as a reduction in Specified Amount, see "Federal income tax considerations."


GRACE PERIOD AND LAPSE

Your policy will remain in effect as long as:

     1. it has a Cash Value greater than zero, and you make any required additional premium payments during the 61-day grace period; or

     2. you have purchased the Guaranteed Death Benefit Rider and it is still in the Guaranteed Period, or the Guaranteed Death Benefit to Age 100 Rider, and you have met all the requirements of the applicable rider, and you make any required additional premium payments during the 61-day Grace Period.

SPECIAL RULE FOR THE FIRST THREE POLICY YEARS

During the first three policy years (or the first three policy years following an increase in Specified Amount during that period), your policy and any riders are guaranteed not to lapse if on each monthly anniversary day either:

     1.   your policy's Cash Value is greater than zero, or

     2. the sum of the premiums paid minus all partial surrenders (excluding related fees), minus any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect (or number of months from the most recent increase in Specified Amount).

If the insufficiency occurs at any other time, your policy may be at risk of lapse depending on whether or not a Guaranteed Death Benefit Rider is in effect. See the explanation below.

IF GUARANTEED DEATH BENEFIT RIDER IS NOT IN EFFECT

To avoid lapse if (1) the Cash Value is insufficient to pay the current monthly deduction, and (2) the Guaranteed Death Benefit Rider is not in effect, you must pay the necessary amount during the grace period. When an insufficiency occurs, you may also be required to pay any unpaid loan interest accrued for the policy year. The interest amount will also have to be paid prior to the end of the grace period.

We will reject any payment if it means your total premium payments will exceed the maximum permissible premium for your policy's Specified Amount under the Internal Revenue Code. This may happen when you have Outstanding Debt. In this event, you could repay enough of the Outstanding Debt to avoid termination. You may also wish to repay an additional part of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums, you may wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse. However, we will not reject any premium payments necessary to prevent lapse of your policy.

If the Cash Value of your policy will not cover the entire monthly deduction on a monthly anniversary day, we will deduct the amount that is available. We will notify you (and any assignee of record) of the payment necessary to keep your policy in effect. You will then have a grace period of 61 days, from the date the notice was sent, to make the payment. During the first three policy years (or within three years of an increase in Specified Amount during that period), if the Cash Value of the policy is less than zero, you must pay:

     1.   the Minimum Monthly Premium not paid, plus

     2.   one succeeding Minimum Monthly Premium.

For contracts issued in the state of New Jersey, during the first three policy years (or within three years of an increase in Specified Amount during that period), if the Cash Value of the policy is less than zero, you must pay the lesser of:

     1. any balance needed on the monthly anniversary day to cover the Minimum Monthly Premium for the following month plus an amount equal to 1 Minimum Monthly Premium; or

     2. any balance needed to cover the monthly deduction plus an amount equal to 2 monthly deductions.

After the third policy anniversary (or after three years from the most recent increase in Specified Amount during that period), the payment required is:

     1.   the monthly deduction not paid, plus

     2. two succeeding monthly deductions plus the amount of the deductions from premiums for various taxes and the sales charge.

(See "Charges and Deductions -- Deductions from premiums.") The policy will remain in effect through the grace period. If you fail to make the necessary payment within the grace period, your coverage under the policy will end and your policy will lapse. Necessary premium payments made during the grace period will be allocated among the subaccounts and the Guaranteed Interest Account. The allocation is made according to your current scheduled premium payment allocation instructions. Any monthly deduction due will be charged proportionately to the subaccounts and the Guaranteed Interest Account. If the insured dies during the grace period, the death benefit proceeds will equal:

     1. the amount of the death benefit immediately prior to the start of the grace period, reduced by

     2.   any unpaid monthly deductions and any Outstanding Debt.

For contracts issued in the state of New Jersey, if the insured dies during the grace period, the death benefit proceeds will equal the amount of the death benefit immediately prior to the start of the grace period, reduced by:

     1. the lesser of any balance needed for the Minimum Monthly Premium for the following month or any balance needed for the monthly deduction; and

     2.   any Outstanding Debt.

IF GUARANTEED DEATH BENEFIT RIDER IS IN EFFECT

The Specified Amount of your policy and most rider coverages will not lapse during the guarantee period even if the Cash Value is not enough to cover all the deductions from the Fund Value on any monthly anniversary day if:

     1.   the Guaranteed Death Benefit Rider is in effect, and

     2.   the test for continuation of the guarantee period has been met.

See "Guaranteed Death Benefit Riders."

While the Guaranteed Death Benefit Rider is in effect, the Fund Value of your policy will be reduced by monthly deductions but not below zero. During the guarantee period, we will waive any monthly deduction that will reduce the Fund Value below zero. If the Guaranteed Death Benefit Rider is ended, the normal test for lapse will resume.

REINSTATEMENT

We will reinstate a lapsed policy at any time:

     1.   before the maturity date, and

     2. within five years after the monthly anniversary day which precedes the start of the grace period.

To reinstate a lapsed policy, we must also receive:

     1.   A written application from you.

     2.   Evidence of insurability satisfactory to us.

     3. Payment of all amounts that were due and unpaid during the grace period.

     4. Payment of an amount at least sufficient to keep your policy in effect for one month after the reinstatement date.

     5. Payment or reinstatement of any debt on the policy anniversary at the start of the grace period.

     6. Payment of interest on debt reinstated from the beginning of the grace period to the end of the grace period at the rate that applies to policy loans on the date of reinstatement.

When your policy is reinstated, the Fund Value will be equal to the Fund Value on the date of the lapse subject to the following:

     1. The surrender charge will be equal to the surrender charge that would have existed had your policy been in effect since the original policy date.

     2. The Fund Value will be reduced by the decrease, if any, in the surrender charge during the period that the policy was not in effect.

     3.   Any Outstanding Debt on the date of lapse will also be reinstated.

     4. No interest on amounts held in our Loan Account to secure Outstanding Debt will be paid or credited between lapse and reinstatement.

Reinstatement will be effective as of the monthly anniversary day on or preceding the date of approval by us. At that time, the Fund Value minus, if applicable, Outstanding Debt will be allocated among the subaccounts and the Guaranteed Interest Account pursuant to your most recent scheduled premium payment allocation instructions. See "Federal income tax considerations" for additional information.


5. CHARGES AND DEDUCTIONS

The following provides additional details of the deductions from premium payments under a policy prior to allocating net premium payments to the subaccounts of MONY America Variable Account L or to the Guaranteed Interest Account and of the deductions from MONY America Variable Account L and from the policy's Fund Value.

DEDUCTIONS FROM PREMIUMS

Deductions are made from each premium payment prior to applying the net premium payment to the Fund Value.

SALES CHARGE --                                         This charge varies based on the total of the
                                                        Specified Amount plus the Term Life Term
                                                        Insurance Rider amount in effect on the policy
                                                        date. The charge is a percent of each premium
                                                        paid.
                                                        Specified Amount plus any Term Life Term
                                                        Insurance amount in force less than $500,000 --
                                                        4.00%
                                                        Specified Amount plus any Term Life Term
                                                        Insurance amount in force of $500,000 or
                                                        more -- 3.00%

You should refer to your policy to determine your Specified Amount and the amount of any Term Life Term Insurance in force.

The sales charge compensates us for the cost of distributing the policies. This charge is not expected to be enough to cover sales and distribution expenses for the policies. To the extent that sales and distribution expenses exceed sales charges, amounts derived from surrender charges will be used. Expenses in excess of the sales and surrender charges may be recovered from other charges, including amounts indirectly derived from the charge for mortality and expense risks and mortality gains.

TAX CHARGE --                                           State and local premium tax -- currently 2.25%;
                                                        Charge for federal tax deferred acquisition costs
                                                        of the Company -- currently 1.50% (0% for
                                                        individual qualified plans)

All states levy taxes on life insurance premium payments. These taxes vary from state to state and may vary from jurisdiction to jurisdiction within a state. Currently, these taxes range from 0% to 4%. Therefore, the 2.25% current deduction may be higher or lower than the actual premium tax imposed by a jurisdiction. Our current tax charge is an approximate average of the actual premium tax we expect to pay on premiums. We do not expect to profit from this charge.

The 1.50% DAC charge against each premium covers our estimated cost for the federal income tax treatment of deferred acquisition costs. This is determined solely by the amount of life insurance premiums received. We believe this charge is reasonable in relation to our increased federal tax burden under Internal Revenue Code Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from you are not subject to the federal tax DAC provisions, such as premiums paid on policies issued to individual qualified plans.

We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.


DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L

A charge is deducted daily from each subaccount of MONY America Variable Account L for the mortality and expense risks assumed by the Company.

MORTALITY AND EXPENSE RISK CHARGE --                     Maximum of 0.000959% of the amount in the
                                                         subaccount, which is equivalent to an annual rate
                                                         of 0.35% of subaccount value.

This charge compensates us for assuming mortality and expense risks under the policies. The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the policy will not be enough to meet our actual claims. We assume an expense risk that other expenses incurred in issuing and administering the policies and operating MONY America Variable Account L will be greater than the amount estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the policies. We may use this profit for other purposes. These purposes may include any distribution expenses not covered by the sales charge or surrender charge.

This charge is not assessed against the amount of the policy Fund Value that is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.


DEDUCTIONS FROM FUND VALUE

A charge called the monthly deduction is deducted from the Fund Value on each monthly anniversary day. The monthly deduction consists of the following items:

COST OF INSURANCE --                                      This charge compensates us for the anticipated
                                                          cost of paying death benefits in excess of Fund
                                                          Value to insureds' beneficiaries. The amount of
                                                          the charge is equal to a current cost of insurance
                                                          rate multiplied by the net amount at risk under
                                                          the policy at the beginning of each policy month.
                                                          Here, net amount at risk equals the adjusted
                                                          death benefit less Fund Value payable at the
                                                          beginning of that time. The factors that affect the
                                                          net amount at risk include investment
                                                          performance, payment of premiums, and charges
                                                          to the policy.

The policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. (For issue ages under 18, no smoker/nonsmoker adjustment is made until attained age 15. Where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Smoker and Nonsmoker Mortality Table B applies.) These rates are based on the age and underwriting class of the insured. They are also based on the gender of the insured, but unisex rates are used where appropriate under applicable law. Unisex rates apply to policies issued for delivery in the State of Montana and to policies purchased by employers and employee organizations in connection with employment related insurance or benefit programs. As of the date of this prospectus, we charge "current rates" that are lower (i.e. less expensive) than the guaranteed rates, and depend on our expectation of future experience with respect to investment earnings, mortality, expenses and persistency. A change in rates will apply to all persons of the same age, gender (where applicable) and risk class. We may change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the age of the insured.

For policies issued at ages 0-17, an insured's cost of insurance rate is not based on that insured's status as a tobacco user or non-tobacco user. We offer non-tobacco rates for ages 18 and above only. Approximately 60 days prior to the policy anniversary date nearest the insured's 18th birthday, we will send a notice to the policy owner giving the policy owner the opportunity to obtain non-tobacco rates by sending the form back to us with a certification signed by the policy owner and insured, that the insured has not used tobacco products in the last 12 months. If the properly completed form is not received by our Operations Center by the policy anniversary date nearest the insured's 18th birthday, tobacco user rates will apply. The policy owner, thereafter, may apply for non-tobacco user rates subject to our underwriting rules in effect at that time.

If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Fund Value will first be applied to the initial Specified Amount. If the Fund Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the death benefit equals the Fund Value multiplied by the applicable death benefit percentage, any increase in Fund Value will cause an automatic increase in the death benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a later decrease in Specified Amount).

ADMINISTRATIVE CHARGE --                                $5 per month

This charge reimburses us for expenses associated with administration and maintenance of the policies. The charge is guaranteed never to exceed $5.00. We do not expect to profit from this charge.

MONTHLY PER $1,000 SPECIFIED AMOUNT CHARGE --              This charge applies for the first 15 years following
                                                           the issuance of the policy or an increase in the
                                                           Specified Amount. The charge is made per
                                                           $1,000 of Specified Amount based on issue age,
                                                           gender. The monthly per $1,000 factors are
                                                           shown in Appendix B.
                                                           In New Jersey, this charge applies until the
                                                           insured reaches age 100. However, after the 15th
                                                           policy anniversary or for 15 years from the date
                                                           of any increase in Specified Amount, we may
                                                           reduce or eliminate this charge.

GUARANTEED DEATH BENEFIT CHARGE --                         If you elect the Guaranteed Death Benefit Rider,
                                                           you will be charged $0.01 per $1,000 of policy
                                                           Specified Amount and certain Rider amounts per
                                                           month during the term of the Guaranteed Death
                                                           Benefit Rider. This charge is guaranteed never to
                                                           exceed this amount.

OPTIONAL INSURANCE BENEFITS CHARGE --                      A monthly deduction for any other optional
                                                           insurance benefits added to the policy by rider.

SURRENDER CHARGE --                                        The Company will assess a surrender charge
                                                           against Fund Value only upon a full surrender of
                                                           the policy. The surrender charge is based on a
                                                           factor per $1,000 of initial Specified Amount (or
                                                           upon an increase in Specified Amount) and
                                                           grades from 80% to 0% over 15 years (11 years
                                                           for issue ages 76-85) based on a schedule. The
                                                           factors per $1,000 vary by issue age, gender, and
                                                           underwriting class. The grading percentages (as
                                                           shown below) vary based on issue age and
                                                           number of full years since the policy was issued
                                                           (or since the increase in Specified Amount).

-----------------------------------------------------------------------------------------------------
     GRADING PERCENTAGES POLICY YEARS     PERCENT FOR ISSUE AGES 0-75    PERCENT FOR ISSUE AGES 76-85
-----------------------------------------------------------------------------------------------------
                   1-3                               80%                             80%
                     4                               80                              70
                     5                               80                              60
                     6                               80                              50
                     7                               80                              40
                     8                               70                              30
                     9                               60                              20
                    10                               50                              10
                    11                               40                               0
                    12                               30                               0
                    13                               20                               0
                    14                               10                               0
                    15+                               0                               0

Issue ages for policies issued to individual qualified plans are limited to ages 18-70.

The surrender charge is a contingent deferred load. It is a contingent load because it is assessed only if the policy is surrendered or if the policy lapses. It is a deferred load because it is not deducted from the premiums paid, rather it is deducted from the Fund Value upon full surrender. The purpose of the surrender charge is to reimburse us for some of the expenses of distributing the policies.

EXAMPLE: If a male insured age 35 purchases a policy with a Specified Amount of $100,000, the per $1,000 of initial Specified Amount surrender charge factor would be $7.25 (Preferred, non-smoker). The maximum surrender charge during the first seven policy years would be 80% of (100 x 7.25) or $580.

The maximum surrender charge per $1,000 of initial Specified Amount factor would be $64 based upon the assumptions described above and if the policy were purchased by a male insured age 85, standard smoker.

EFFECT OF CHANGES IN SPECIFIED AMOUNT ON THE SURRENDER     The surrender charge will increase when a new
CHARGE --                                                  coverage segment of Specified Amount is
                                                           created due to a requested increase in coverage.
                                                           The surrender charge related to the increase will
                                                           be computed in the same manner as the
                                                           surrender charge for the original Specified
                                                           Amount. It will reduce over the applicable 15-year
                                                           or 11-year period following the increase. The new
                                                           surrender charge for the policy will equal:
                                                           (1) The remaining part of the surrender charge
                                                               for the original Specified Amount, plus
                                                           (2) The surrender charge related to the increase.
                                                               Decreases in Specified Amount have no
                                                               effect on surrender charges.


TRANSACTION AND OTHER CHARGES

     - Partial Surrender Fee -- $10

     - Transfer of Fund Value -- $25 (at option of the Company), currently $0

The partial surrender fee is guaranteed not to exceed $10. Currently, we do not charge for transfers of Fund Value between the subaccounts. However, we reserve the right to assess a $25 charge on transfers. This would include telephone transfers, if we permit them. If the transfer fee is assessed, it will be allocated against the first of the subaccounts and/or the Guaranteed Interest Account from which Fund Value is being transferred.

We may charge the subaccounts for federal income taxes that are incurred by us and are attributable to MONY America Variable Account L and its subaccounts. No such charge is currently assessed. See "Our income taxes."

We will bear the direct operating expenses of MONY America Variable Account L. The subaccounts purchase shares of the corresponding Portfolio. The Portfolio's expenses are not fixed or specified under the terms of the policy.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. Please note that we may discontinue some or all of these services without notice.

     - WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the withdrawal amount you request. In addition, full surrender requests will be subject to a surrender charge; partial surrender requests will be subject to the partial surrender fee.

     - EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the withdrawal amount you request. In addition, full surrender requests will be subject to a surrender charge; partial surrender requests will be subject to the partial surrender fee.

     - POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Operations Center, or (iii) by any other means we make available to you.

     - DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Operations Center, or (iii) by any other means we make available to you.

     - POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Operations Center, or (iii) by any other means we make available to you.

     - CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy is returned for insufficient funds, we will charge a maximum of $25.


FEES AND EXPENSES OF THE PORTFOLIOS

The Portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by Portfolio. Certain Portfolios available under the policy in turn invest in shares of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated Portfolios (collectively the "Underlying Portfolios"). The Underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. Fees and expenses of the Portfolios are described in more detail in the Portfolios' prospectuses.


GUARANTEE OF CERTAIN CHARGES

We guarantee that the following charges will not increase:

     1.   Mortality and expense risk charge.

     2.   Administrative charge.

     3.   Per $1,000 Specified Amount charge.

     4.   Sales charge.

     5.   Guaranteed cost of insurance rates.

     6.   Surrender charge.

     7.   Partial surrender fee.

Any changes in the current cost of insurance charges or charges for optional insurance benefits will be made based on the class of the insured. Changes will be based on changes in

     1.   future expectations with respect to investment earnings,

     2.   mortality,

     3.   length of time policies will remain in effect,

     4.   expenses, and

     5.   taxes.

In no event will they exceed the guaranteed rates defined in the policy.


6. OTHER INFORMATION


FEDERAL INCOME TAX CONSIDERATIONS


INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. It generally assumes the policy owner is a natural person who is a U.S. citizen and resident and that the policy qualifies as life insurance under federal tax rules. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner.

This discussion does not address state or local tax consequences associated with the purchase of the policy. The state and local tax consequences with respect to your policy may be different than the federal tax consequences. In addition, THE COMPANY MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY POLICY OR OF ANY TRANSACTION INVOLVING A POLICY.

TAX STATUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code ("Code"). Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policy should satisfy the applicable requirements. There is insufficient guidance with respect to policies issued on a rated basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements. If it is subsequently determined for any reason that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.

In certain circumstances, owners of variable life insurance policies could be considered for federal income tax purposes to be the owners of the assets of the variable account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policy owners can be currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the policies, such as the flexibility of a policy owner to allocate premiums and cash values, have not been sufficiently addressed in published rulings. While we believe that the policies do not give policy owners investment control over MONY America Variable Account L assets, we reserve the right to modify the policies as necessary to help prevent a policy owner from being treated as the owner of the Variable Account assets supporting the policy.

In addition, the Code requires that the investments of MONY America Variable Account L be "adequately diversified" in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Variable Account, through the Portfolios, will satisfy these diversification requirements, through no assurances can be given in this regard. If the Variable Account fails to comply with these diversification standards, the policy will not be treated as a life insurance contract for federal income tax purposes and the policy owner would generally be taxed currently on the income on the contract (as defined in the tax law).

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.


TAX TREATMENT OF POLICY BENEFITS

GENERAL. We believe that the death benefit under a policy should generally be excludible from the gross income of the beneficiary. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. In addition, if the death benefit is not received in a lump sum and is, instead, used to purchase a payment plan providing monthly income for the lifetime of the beneficiary, generally payments will be prorated between amounts attributable to the death benefit, which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death), which will be includible in the beneficiary's income. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax adviser should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in actual or constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract."

An endowment benefit, that is, any proceeds payable as a maturity benefit, is not considered a death benefit and is subject to the tax treatment described below for surrender distributions.

MODIFIED ENDOWMENT CONTRACTS. Under the Code, certain life insurance policies are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance policies. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but "Modified Endowment Contract" status generally depends on the amount of premiums paid during the first seven policy years and whether the policy is received in exchange for a life insurance contract that was a Modified Endowment Contract. Certain material changes (as defined by the tax law) in a policy after it is issued could also cause it to be classified as a Modified Endowment Contract. In addition, certain reductions in benefits could result in a policy becoming a Modified Endowment Contract. A current or prospective policy owner should consult with a competent adviser to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

     1. All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and then as tax-free recovery of the policy owner's investment in the policy only after all gain in the policy has been distributed.

     2. Loans, assignments, or pledges of any portion of the Fund Value of a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly. If the entire Fund Value is assigned or pledged, subsequent increase in the Fund Value are also treated as withdrawals for as long as the assignment or pledge remains in place. Your investment in the policy is increased by the amount includible in income with respect to any assignment, pledge or loan.

     3. A 10 percent additional penalty tax is imposed on the amount subject to tax except where the distribution is made when the policy owner has attained age 59 1/2 or is disabled (as defined by the tax law), or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary. A corporate or other non-natural person owner will not meet any of these exceptions.

If a policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a policy within two years before it becomes a Modified Endowment Contract may be taxed in this manner. This means that a distribution made from a policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions when made. However, in situations where the interest rate credited to the Loan Account is identical (or nearly identical) to the interest rate charged for the loan, it is possible that some or all of the loan proceeds may be includible in income.

Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional penalty tax.

INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

POLICY LOANS. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy matures, is canceled, surrendered or lapses, the amount of the Outstanding Debt will be added to the amount deemed distributed for tax purposes even though there will be no actual cash distribution for the outstanding loan amount, and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules. If you are not a U.S. resident or not a U.S. citizen, taxable distributions (including taxable death benefits) from life insurance policies will generally be subject to U.S. federal withholding tax at a 30% rate, unless a lower treaty rate applies.

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for the Company to comply with income tax withholding and information reporting rules which may apply to life insurance policies, the Company may request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If the Company does not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which the Company is required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to policy ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, the Company may be required to report policy values and other information for certain policyholders. For this reason the Company may require appropriate status documentation at various times, including when a death benefit is paid. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of distributee or recipient.


RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the insured's 100th year.

PENSION AND PROFIT SHARING PLANS. A life insurance policy can be purchased and held by a qualified retirement plan subject to limitations of federal tax law and the terms of the retirement plan. As the rules governing qualified retirement plans are voluminous and complex and as their effect may differ depending on the terms of a particular plan document no attempt is made here to describe such rules. Persons purchasing the policy pursuant to a qualified retirement plan should consult with their own tax advisors.

BUSINESS AND EMPLOYER OWNED POLICIES. Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Employer-owned life insurance policies are subject to additional federal tax law requirements. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The additional rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy with the tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to the Section 1035 of the Code may be available but is not clearly defined.

SECTION 1035 EXCHANGES. Section 1035 of the Code provides, in certain instances, that no gain or loss will be recognized on the exchange of one life insurance policy for another life insurance policy, an endowment contract, an annuity contract, or a long-term care contract. Special rules and procedures apply to Section 1035 exchanges. You should consult your tax advisor.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES. If a policy is owned or held by a corporation, trust or other non-natural person (an "entity"), Code section 264(f) could limit some (or all) of such entity's interest deduction, even where such entity's indebtedness is in no way connected to the policy. In addition, under Code section 264(f)(5), if an unincorporated business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by that business for purposes of the Code section 264(f) rules. An exception to the interest disallowance rule of Code section 264(f) is available for a policy owned by an entity engaged in a trade or business, if the policy covers only one individual and that individual is, at the time first covered by the policy, (1) a 20-percent owner of the entity or (2) an officer, director, or employee of the trade or business. For this purpose, the IRS generally has interpreted "time first covered" as meaning the date a contract is issued, including the date of any exchange of the contract for a new contract. (Different but comparable rules apply where the owner or holder of a policy is an insurance company within the meaning of the tax law.) In light of these rules, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

SPLIT-DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements or making any modifications to such arrangements.

Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.


MEDICARE HOSPITAL INSURANCE TAX. Effective for tax years beginning after December, 2012, a Medicare hospital insurance tax of 3.8% will apply to some types of investment income. This tax will apply to the taxable portion of (1) any proceeds distributed from the policy as annuity payments pursuant to a settlement option, or (2) the proceeds of any sale or disposition of the policy. This new tax only applies to taxpayers with "modified adjusted gross income" above $250,000 in the case of married couples filing jointly, $125,000 in the case of married couples filing separately, and $200,000 for all others. For more information regarding this tax and whether it may apply to you, please consult your tax advisor.


ESTATE, GIFTS AND OTHER TAX CONSIDERATIONS. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot predict what, if any, legislation will actually be proposed or enacted or what type of grandfathering if any, would be allowed for existing life insurance policies. Consult a tax adviser with respect to legislative developments and their effect on the policy. In addition, the Treasury Department may amend existing or release new regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

POST 2008 INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES. The mortality charge assumptions permitted for determining the compliance of this policy with the tax definition of a life insurance contract are based on the 1980 CSO ("Commissioners Standard Ordinary") mortality tables. Certain changes made after 2008 to a policy issued prior to 2009 will cause the policy to be tested using the 2001 CSO mortality tables. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. Unless or until we receive further guidance, certain ratings or other changes may not be permitted. There can be no assurance as to whether such guidance will be provided or what any such guidance may provide.



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

OUR INCOME TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


VOTING OF PORTFOLIO SHARES

Based on its view of present applicable law, the Company will exercise voting rights attributable to the shares of each Portfolio held in the subaccounts. We will exercise such rights at any regular and special meetings of the shareholders of the Portfolios on matters requiring shareholder voting under the Investment Company Act of 1940 (the "Act"). Our exercise of these voting rights will be based on instructions received from persons having the voting interest in corresponding subaccounts of MONY America Variable Account L. We may elect to vote the shares of the Portfolios in our own right if

     1.   the Act or any regulations thereunder is amended, or

     2.   the present interpretation of the Act should change, and

     3. as a result we determine that it is permitted to vote the shares of the Portfolios in our right.

The person having the voting interest under a policy is the policy owner. Unless otherwise required by applicable law, a policy owner will have the right to instruct for the number of votes of any portfolio determined by dividing his or her Fund Value in the subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of policy owner votes will be determined as of the date set by the Company. However, such date will not be more than 90 days prior to the date established by the corresponding Portfolio for determining shareholders eligible to vote at that Portfolio's meeting. If required by the Securities and Exchange Commission, the Company reserves the right to determine the voting rights in a different fashion. Voting instructions may be cast in person or by proxy.

If the Company does not receive voting instructions from the policy owner on time, the Company will vote his or her votes. The Company will vote in the same proportion as voting instructions received on time for all policies participating in that subaccount. The Company will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to policy owners. These votes will be exercised in the same proportion as the voting instructions that are received on time for all policies participating in that subaccount. Generally, the Company will vote any voting rights attributable to shares of portfolios of the Portfolios held in its General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of Portfolios held by MONY America Variable Account L and other separate accounts of the Company. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.


DISREGARD OF VOTING INSTRUCTIONS

The Company may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by policy owners in the investment policy or the investment adviser (or portfolio manager) of a Portfolio. The Company's disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purpose, and considering the effect the change would have on the Company. If the Company does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to policy owners.


REPORT TO POLICY OWNERS

A statement will be sent at least annually to each policy owner setting forth:

     1. A summary of the transactions which occurred since the last statement; and

     2. Indicating the death benefit, Specified Amount, Fund Value, Cash Value, and any Outstanding Debt.

In addition, the statement will indicate the allocation of Fund Value among the Guaranteed Interest Account, the Loan Account and the subaccounts, and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

Each policy owner will also receive an annual and a semiannual report containing financial statements for MONY America Variable Account L and the Portfolios. The Portfolios' statement will include a list of the investments of the Portfolios, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.


SUBSTITUTION OF INVESTMENTS AND RIGHT TO CHANGE OPERATIONS

The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by or may be purchased by MONY America Variable Account L or any of its other separate accounts. The Company may substitute shares of another Portfolio or of a different fund for shares already purchased, or to be purchased in the future under the policies if:

     1. Shares of any or all of the Portfolios should no longer be available for investment; or

     2. Further investment in shares of any or all Portfolios should become inappropriate in view of the purposes of the policies.


The substituted Portfolio may have higher fees and expenses. Where required, the Company will not substitute any shares attributable to a policy owner's interest in MONY America Variable Account L without notice, policy owner approval, or prior approval of the Securities and Exchange Commission. The Company will also follow the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Commissioner of Insurance of the State of Arizona.


The Company also reserves the right to establish additional subaccounts of MONY America Variable Account L. Each additional subaccount would invest in (1) a new Portfolio, or (2) in shares of another investment company, a Portfolio thereof, or (3) another suitable investment vehicle, with a specified investment objective. New subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

If a substitution or change is made, the Company may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If the Company considers it to be in the best interests of persons having voting rights under the policies, MONY America Variable Account L may:

     1. be operated as a management investment company under the Investment Company Act of 1940 (the "Act") or any other form permitted by law,

     2. be deregistered under that Act if such registration is no longer required, or

     3. be combined with other separate accounts of the Company or an affiliate thereof.

Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of MONY America Variable Account L.


CHANGES TO COMPLY WITH LAW

The Company reserves the right to make any change without consent of policy owners to the provisions of the policy to comply with, or give policy owners the benefit of, any Federal or State statute, rule, or regulation. Federal and State laws include but are not limited to requirements for life insurance contracts under the Internal Revenue Code, and regulations of the United States Treasury Department or any state.


VARIATIONS AMONG POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy. The Company or your financial professional can advise you about any variations that may apply to your policy.

7. THE GUARANTEED INTEREST ACCOUNT

You may allocate all or a portion of your net premiums and transfer Fund Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. The amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. Descriptions of the Guaranteed Interest Account are included in this prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 or the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of the Securities Act of 1933 or the Investment Company Act of 1940 and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. For more details regarding the Guaranteed Interest Account, see the policy.


GENERAL DESCRIPTION

Amounts allocated to the Guaranteed Interest Account become part of the General Account of the Company which consists of all assets owned by the Company other than those in MONY America Variable Account L and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

You may elect to allocate net premiums to the Guaranteed Interest Account, MONY America Variable Account L, or both. You may also transfer Fund Value from the subaccounts of MONY America Variable Account L to the Guaranteed Interest Account or from the Guaranteed Interest Account to the subaccounts. The Company guarantees that the Fund Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, the Company may in its sole discretion declare current interest in excess of the 4.5% annual rate. (The portion of a policy owner's Fund Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%.) Prior to the beginning of each calendar month, an interest rate will be declared. The declared rate will apply to premium payments and transfers into the Guaranteed Interest Account made during the calendar month. The calendar year and month the payment or transfer is made determines the "generation" of such monies. The current interest will be credited from the date of the payment or transfer for a period of 12 months beginning the first day of the monthly generation to which the payment or transfer is assigned. After the first 12 months, a renewal interest rate will be declared for a new 12-month period. At the end of the renewal period all monies will earn an interest rate which is declared monthly and applies for a one-month period.

The Company bears the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.


DEATH BENEFIT

The death benefit under the policy will be determined in the same fashion if you have Fund Value in the Guaranteed Interest Account or Fund Value in the subaccounts. The death benefit under Option 1 will be equal to the Specified Amount of the Policy or, if greater, Fund Value on the date of death multiplied by a death benefit percentage. Under Option 2, the death benefit will be equal to the Specified Amount of the policy plus the Fund Value on the date of death or, if greater, Fund Value on the date of death multiplied by a death benefit percentage. See "Death benefits under the policy."


POLICY CHARGES

Deductions from premium, monthly deductions from the Fund Value, and surrender charges will be the same if you allocate net premiums or transfer Fund Value to the Guaranteed Interest Account or allocate net premiums to the subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, per $1,000 of Specified Amount charge, the charge for any optional insurance benefits added by rider, and the surrender charge. Fees for partial surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

You will not directly or indirectly pay charges applicable to the Portfolios, including the operating expenses of the Portfolios, and the investment advisory fee charged by the Portfolio managers if your Fund Value is allocated to the

Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Fund Value allocated to the subaccounts is not deducted from Fund Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that you will not participate in the investment experience of the subaccounts to the extent that Fund Values are allocated to the Guaranteed Interest Account.


TRANSFERS

Amounts may be transferred after the Right to Return Policy Period from the subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the subaccounts, subject to the following limitations:


     1. Transfers to the Guaranteed Interest Account may be made at any time and in any amount and are effective on the Business Day they are received in Good Order at our Operations Center. (See "Receipt of Communications and Transaction Requests.")


     2. Transfers from the Guaranteed Interest Account to the subaccounts are limited to

          a.   one in any policy year, and

          b. the period which begins on the policy anniversary and which ends 30 days after the policy anniversary.

If the transfer request is received on the policy anniversary, it will be processed as of the policy anniversary. If the transfer request is received within 30 days after the policy anniversary, the transfer will be effective as of the close of business on the day received if it is a Business Day. If it is not a Business Day, then at the close of business on the next day which is a Business Day. Any request received within 10 days before the policy anniversary will be considered received on the policy anniversary. Any transfer requests received at other times will not be honored.

Currently there is no charge imposed upon transfers; however, the Company reserves the right to assess such a charge in the future subject to the maximum charge guaranteed in the policy and to impose other limitations on the number and the dollar amount of transfers.


SURRENDERS AND POLICY LOANS

You may also make full surrenders and partial surrenders from the Guaranteed Interest Account to the same extent as if you had allocated premiums and Fund Values to the subaccounts. See "Full surrender" and "Partial surrender." Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months. However, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the policy.


8. MORE ABOUT THE POLICY


OWNERSHIP

The policy owner is the individual named as such in the application or in any later change shown in the Company's records. A change in owner can have adverse tax consequences. Consult your tax adviser as to your specific situation. While the insured is living, the policy owner alone has the right to receive all benefits and exercise all rights that the policy grants or the Company allows.


JOINT OWNERS

If more than one person is named as policy owner, they are joint owners. Any policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.


BENEFICIARY

The beneficiary is the individual named as such in the application or any later change shown in the Company's records. The policy owner may change the beneficiary at any time during the life of the insured by written request on forms provided by the Company. The Company must receive the request in Good Order at its Operations Center. The change will be effective as of the date this form is signed. Contingent and/or concurrent beneficiaries may be designated. The policy owner may designate a permanent beneficiary, whose rights under the policy cannot be changed without his or her consent. Unless otherwise provided, if no designated beneficiary is living upon the death of the insured, the death benefit proceeds will be payable to the insured's estate.



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
The Company will pay the death benefit proceeds to the beneficiary. Unless otherwise provided, the beneficiary must be living at the time of the insured's death to receive the proceeds. Living means living on the earlier of: (a) the day due proof of the insured's death is received by us at our Operations Center; or (b) the 14th day after the insured's death.


THE POLICY

This policy is a contract between the policy owner and the Company. The entire contract consists of the policy, a copy of the initial application, all subsequent applications to change the policy, any endorsements, all riders, and all additional policy information sections (specification pages) added to the policy.


NOTIFICATION AND CLAIMS PROCEDURES

Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the policy be returned for any policy change or upon its surrender.

If an insured dies while the policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the beneficiary and the insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the insured, including but not limited to medical records of physicians and hospitals used by the insured.


PAYMENTS

Within seven days after the Company receives all the information needed for processing a payment, the Company will:

     (1) Pay death benefit proceeds (Please note that if death benefit proceeds are not paid by the end of 30 days from the date we receive due proof of death of the insured, we will pay interest on the proceeds if required by the state in which the policy is delivered at the rate specified by that state. If we pay interest, it will be from the date of death to the date of payment of proceeds); and

     (2) Pay the Cash Value on surrender, partial surrenders and loan proceeds based on allocations made to the subaccounts.

However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the subaccounts if:

     (1) The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

     (2) An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount's net assets.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about your account to government regulators.


PAYMENT PLAN/SETTLEMENT PROVISIONS

Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the insured. Death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the beneficiary. If a payment plan is purchased the monthly payments consisting of proceeds plus interest will be paid in accordance with the payment plan selected under your policy. Please refer to the settlement option provisions in your policy for details. The purchase rates for the payment plan are guaranteed not to exceed those shown in the policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month or if the proceeds are less than $1,000. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

Even if the death benefit under the policy is excludible from income, payments under payment plans may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the payment plans generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the payment plans.


PAYMENT IN CASE OF SUICIDE

If the insured dies by suicide, (1) while sane or insane, (2) within two years from the date of issue or reinstatement date, the Company will limit the death benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an insured dies by suicide, (1) while sane or insane, (2) within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.


ASSIGNMENT

You may assign your policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's Operations Center. The assignment will be effective only when recorded by the Company. An assignment does not change the ownership of the policy. However, after an assignment, the rights of any policy owner or beneficiary will be subject to the assignment. The entire policy, including any attached payment option or rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this policy grants except (a) the right to change the policy owner or beneficiary, and (b) the right to elect a payment option. Assignment of a policy that is a modified endowment contract may generate taxable income. (See "Federal income tax considerations.") An assignment may also have other tax consequences for which you should consult your tax adviser.


ERRORS ON THE APPLICATION

If the age or gender of the insured has been misstated, the death benefit under this policy will be the sum of (a) and (b), where:

     (a)  is the Fund Value on the date of death; and

     (b) is the amount at risk on the last monthly anniversary day, multiplied by the ratio of the insurance rate on the last monthly anniversary day based on the incorrect age or gender to the insurance rate that would have applied on that monthly anniversary day based on the correct age and gender.


INCONTESTABILITY

The Company may contest the validity of this policy if any material misstatements are made in the application. However, the policy will be incontestable as follows:

     1. The initial Specified Amount cannot be contested after the policy has been in force during the insured's lifetime for two years from the Date of Issue; and

     2. An increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.


POLICY ILLUSTRATION


Upon written request, the Company will send you an illustration of future benefits under the policy based on both guaranteed and current cost assumptions. Currently, you are entitled to one free illustration each policy year. For each additional illustration you request in a policy year, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Operations Center, or (iii) by any other means we make available to you.



DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
L. The offering of the policies is intended to be continuous.


AXA Advisors is an affiliate of the Company and AXA Equitable, and AXA Distributors is an affiliate of the Company and an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory

Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for the Company's other life and annuity products.


The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").


The Company pays compensation to both Distributors based on policies sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.


AXA Advisors distributes these policies pursuant to a selling agreement between AXA Advisors and MONY America. For the years ended 2017, 2016 and 2015, AXA Advisors was paid an administrative services fee of $0, $0, and $0, respectively. MONY America paid AXA Advisors, as a distributor of these policies and as a principal underwriter of MONY America Variable Account L, $1,220,970 in 2017, $1,267,730 in 2016 and $1,337,491 in 2015. Of these amounts, for each of these three years, AXA Advisors retained $722,558, $829,181 and $853,698, respectively.



Under a distribution agreement between AXA Distributors and MONY America and certain of MONY America's separate accounts, including Variable Account L, MONY America paid AXA Distributors distribution fees of $710,815 in 2017, $731,034 in 2016, and $757,133 in 2015 as a distributor of certain policies, including these policies, and as a principal underwriter of several MONY America separate accounts, including Variable Account L. Of these amounts, for each of these three years, AXA Distributors retained $520,289, $512,482 and $373,707, respectively.


Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Summary of the policy" and "Charges and deductions" earlier in this prospectus.


DISTRIBUTOR COMPENSATION. The Company pays compensation to the Distributors based on premium payments made on the policies ("premium-based compensation"). Premium-based compensation paid by the Company to the Distributors will generally not exceed 110% of the first year premiums paid. Thereafter, premium-based compensation shall not exceed 4.0% of premiums paid in years 2-10. Beginning in the sixth policy year, the Distributors will receive ongoing compensation based on Fund Value of the policies sold ("asset-based compensation") up to a maximum of 0.10% annually of the Fund Value of the Policy. Upon any subsequent increase in Specified Amount, premium-based compensation will equal a maximum of 110% of the increase in premiums paid. Thereafter, compensation will return to the applicable base percentage of any additional premiums paid as described above. Your AXA Advisors financial professional will receive premium-based compensation in combination with ongoing annual compensation based on a percentage of the Fund Value of the policy sold ("asset-based compensation"). The compensation paid by the Distributor varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not the Distributor, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.


AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.


AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both MONY America policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.


DIFFERENTIAL COMPENSATION. In an effort to promote the sale of the Company's products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of the Company's policy than it pays for the sale of a policy or other financial product issued by a company other than the Company. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company's policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company's policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company's policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend the Company's policy over a policy or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Compensation payments to AXA Distributors include payments to cover operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.


ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate Fund Value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.


Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company's products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain Company policies exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2017) received additional payments. These additional payments ranged from $2,068.25 to $5,709,995.36. The Company and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.



1st Global Capital Corp.


Allstate Financial Services, LLC


American Portfolios Financial Services


Ameriprise Financial Services


BBVA Securities, Inc.


Cambridge Investment Research


Capital Investment Group


Centaurus Financial, Inc.


CETERA Financial Group


Citigroup Global Markets, Inc.


Citizens Investment Services

Commonwealth Financial Network


CUNA Brokerage Services


CUSO Financial Services, L.P.


Equity Services Inc.


Farmer's Financial Solution


FTB Advisors, Inc.


Geneos Wealth Management


Gradient Securities, LLC


H.D. Vest Investment Securities, Inc.


Independent Financial Group, LLC


Infinex Investments Inc.


Investment Professionals, Inc.


Janney Montgomery Scott LLC


Kestra Investments, LLC


Key Investment Services LLC


Ladenburg Thalmann Advisor Network, LLC


Lincoln Financial Advisors Corp.


Lincoln Financial Securities Corp.


Lincoln Investment Planning


LPL Network


Lucia Securities, LLC


MML Investors Services, LLC


Morgan Stanley Smith Barney


Mutual of Omaha Investment Services, Inc.


National Planning Holding Corp.


PlanMember


PNC Investments


Primerica Financial Services, Inc.


Questar Capital Corporation


Raymond James


RBC Capital Markets Corporation


Robert W Baird & Company


Santander Securities Corp.


SIGMA Financial Corporation


Signator Investors, Inc.


The Advisor Group (AIG)


U.S. Bank Center


UBS Financial Services, Inc.


Valmark Securities, Inc.


Voya Financial

Wells Fargo

9. MORE ABOUT THE COMPANY


MANAGEMENT

The business address for the officers and directors of MONY Life Insurance Company of America ("MONY America"), unless otherwise stated, is 525 Washington Blvd. Jersey City, NJ 07310.

No officer or director listed below receives any compensation from Variable Account L. In addition, MONY America and its affiliates pay no separately allocable compensation to any person listed below for services rendered to Variable Account L.



MONY AMERICA



We are managed by a Board of Directors which is elected by our shareholder(s). Our directors and certain of our executive officers and their principal occupations are as follows. Unless otherwise indicated, the following persons have been involved in the management of AXA Equitable and/or its affiliates in various executive positions during the last five years.



DIRECTORS AND PRINCIPAL OFFICERS
NAME AND PRINCIPAL BUSINESS ADDRESS                               BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
---------------------------------------   ------------------------------------------------------------------------------------------
Thomas Buberl                             Mr. Buberl has been a director of AXA Equitable since May 2016. Mr. Buberl has
AXA                                       served as Chief Executive Officer of AXA since September 2016. From
25, Avenue Matignon                       March 2016 to August 2016, Mr. Buberl served as Deputy Chief Executive
75008 Paris, France                       Officer of AXA. Prior thereto, Mr. Buberl served as Chief Executive Officer of
                                          AXA Konzern AG (May 2012 to March 2016), Chief Executive Officer for the
                                          global business line for the Health Business (March 2015 to March 2016) and
                                          Chief Executive Officer for the global business line for the Life and Savings
                                          Business (January 2016 to March 2016). From November 2008 to April 2012,
                                          Mr. Buberl served as Chief Executive Officer for Switzerland of Zurich Financial
                                          Services ("Zurich"). Prior to joining Zurich, Mr. Buberl held various management positions with Boston Consulting Group (February 2000 to October 2005) and
                                          Winterthur Group (November 2005 to October 2008). Mr. Buberl is also a director of AXA Financial and MONY America since May 2016 and various other subsidiaries and affiliates of the AXA Group. He has been Chairman of the
                                          Board of Directors of AXA Financial, Inc. since February 2017. Since
                                          November 2017, Mr. Buberl has served as Director and Chairman of the Board of AXA Equitable Holdings, Inc.

George Stansfield                         Mr. Stansfield has been a Director of AXA Equitable Life Insurance Company
AXA                                       and since May 2017. Mr. Stansfield has served as Deputy Chief Executive
25, Avenue Matignon                       Officer (since November 2017), Group General Secretary of AXA in charge of
75008 Paris, France                       Human Resources, Public Affairs, Legal, Compliance, GIE AXA, Corporate
                                          Social Responsibility, the AXA Research Fund and AXA Liabilities Managers
                                          (since July 2016). Prior thereto, Mr. Stansfield served as a corporate attorney in the Legal Department specializing in merger and acquisition transactions involving financial institutions, securities law and general corporate matters of
                                          AXA Equitable Life Insurance Company based in New York (from 1985 to 1996).
                                          Mr. Stansfield served in AXA's Group Legal Department in Paris in 1996.
                                          Mr. Stansfield served as Head of Group Human Resources since 2010 and
                                          Group General Counsel since 2004. Mr. Stansfield has serves as a member of
                                          AXA Group's Management Committee since July 2016. Mr. Stansfield has served as Chairman of the Supervisory Board of GIE AXA, AXA Liabilities
                                          Managers and Kamet and a Director or Member of the Management Committee
                                          of AXA Life Insurance Co., Ltd. (Japan) and AXA ASIA. Mr. Stansfield serves as a permanent repesentative of AXA to the board of AXA Millesimes Finance,
                                          Chateau Petit Village, Chateau Pichon Longueville, SCI de L'Arlot and Societe
                                          Belle Helene. Mr. Stansfield also serves as Chairman of the Management
                                          Committee of AXA Strategic Ventures, and is a Trustee of American Library of
                                          Paris. Mr. Stansfield is also a director of AXA Financial and MONY America since May 2017. He also serves as Director of AXA Equitable Holdings, Inc.
                                          since November 2017)




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

NAME AND PRINCIPAL BUSINESS ADDRESS                             BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
--------------------------------------   ----------------------------------------------------------------------------------------
Ramon de Oliveira                        Director of AXA Financial, AXA Equitable and MONY America since May 2011.
Investment Audit Practice, LLC           Director of MONY Life (May 2011 to September 2013). Since April 2010,
70 South Fifth Street                    Mr. de Oliveira has been a member of AXA's Board of Directors, where he
Park Ridge, NJ 07656                     serves on the Finance Committee (Chair) and Audit Committee, and from
                                         April 2009 to April 2010, he was a member AXA's Supervisory Board. He is currently the Managing Director of the consulting firm Investment Audit Practice,
                                         LLC, based in New York. Director and member of Executive Committee,
                                         AllianceBernstein Corporation (since May 2017). From 2002 and 2006,
                                         Mr. de Oliveira was Adjunct Professor of Finance at Columbia University. Prior
                                         thereto, starting in 1977, he spent 24 years at JP Morgan & Co. where he was
                                         Chairman and Chief Executive Officer of JP Morgan Investment Management
                                         and was also a member of the firm's Management Committee since its inception in 1995. Upon the merger with Chase Manhattan Bank in 2001, Mr. de Oliveira was the only executive from JP Morgan & Co. asked to join the Executive
                                         Committee of the new firm with operating responsibilities. Mr. de Oliveira is currently the Chairman of the Investment Committee of Fonds de Dotation du
                                         Louvre (since 2009) and JACCAR Holdings SA (2011). Previously, he served as a Director of JP Morgan Suisse, American Century Company, Inc., SunGard
                                         Data Systems, The Hartford Insurance Company, Tattinger-Kobrand USA,
                                         Quilvest SA and L'Atelier. Mr. de Oliveira also formerly served as a Trustee and
                                         Chairman of the Investment Committee of The Kauffman Foundation, a Member
                                         of the Investment Committee of The Red Cross and the Chairman of the Board
                                         of Friends of Education.

Daniel G. Kaye                           Mr. Kaye has been a Director of AXA Equitable since September 2015. From
767 Quail Run                            January 2013 to May 2014, Mr. Kaye served as Interim Chief Financial Officer
Inverness, IL 60067                      and Treasurer of HealthEast Care System ("HealthEast"). Prior to joining
                                         HealthEast, Mr. Kaye spent 35 years with Ernst & Young LLP ("Ernst & Young")
                                         from which he retired in 2012. Throughout his time at Ernst & Young, where he was an audit partner for 25 years, Mr. Kaye enjoyed a track record of increasing leadership and responsibilities, including serving as the New England Managing
                                         Partner and the Midwest Managing Partner of Assurance. Mr. Kaye is a member of the Board of Directors of Ferrellgas Partners L.P. ("Ferrellgas"), where he serves on the Audit Committee and Corporate Governance and Nominating
                                         Committee (Chair). Mr. Kaye is a Certified Public Accountant and National
                                         Association of Corporate Directors (NACD) Board Leadership Fellow. Mr. Kaye is
                                         also a director of AXA Financial and MLOA since September 2015. Director,
                                         Chair of Audit Committee and member of Compensation Committee,
                                         AllianceBernstein Corporation (since May 2017).

Kristi A. Matus                          Ms. Matus has been a Director of AXA Equitable since September 2015.
380 Beacon St., #2                       Ms. Matus formerly served as Executive Vice President and Chief Financial &
Boston, MA 02116                         Administrative Officer of athenahealth, Inc. ("athenahealth") from July 2014 to
                                         May 2016. Prior to joining athenahealth, Ms. Matus served as Executive Vice
                                         President and Head of Government Services of Aetna, Inc. ("Aetna") from
                                         February 2012 to July 2013. Prior to Aetna, she held several senior leadership roles at United Services Automobile Association ("USAA"), including Executive
                                         Vice President and Chief Financial Officer from 2008 to 2012. She began her career at the Aid Association for Lutherans, where she held various financial and operational roles for over a decade. Ms. Matus is also a director of AXA
                                         Financial and MLOA since September 2015.


NAME AND PRINCIPAL BUSINESS ADDRESS                             BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
--------------------------------------   ----------------------------------------------------------------------------------------
Chard C. Vaughan                         Director of AXA Financial, AXA Equitable and MONY America since May 2010.
764 Lynnmore Lane                        Director of MONY Life (May 2010 to September 2013). Executive Vice President
Naples, FL 34108                         and Chief Financial Officer of Lincoln Financial Group (1995 to May 2005); prior thereto, Chief Financial Officer (June 1992 to 1995); Senior Vice President and
                                         Chief Financial Officer of Employee Benefits Division (July 1990 to 1995).
                                         Member of the Board of Directors of MBIA, Inc, serving on the Audit Committee, the Executive Committee and the Finance and Risk Committee (Chair).

Barbara Fallon-Walsh                     Director of AXA Financial, AXA Equitable and MONY America since May 2012.
1670 Stephens Drive                      Director of MONY Life (May 2012 to September 2013). Director, Audit
Wayne, PA 19087                          Committee member and Chair of both Compensation Committee and Corporate
                                         Governance Committee, AllianceBernstein Corporation (since May 2017).
                                         Ms. Fallon-Walsh was with The Vanguard Group, Inc. ("Vanguard") from 1995 until her retirement in 2012, where she held several executive positions, including Head of Institutional Retirement Plan Services from 2006 through
                                         2011. Ms. Fallon-Walsh started her career at Security Pacific Corporation in
                                         1979 and held a number of senior and executive positions with the company, which merged with Bank of America in 1992. From 1992 until joining Vanguard in 1995, Ms. Fallon-Walsh served as Executive Vice President, Bay Area Region and Los Angeles Gold Coast Region for Bank of America. Ms. Fallon-Walsh is
                                         currently a member of the Board of Directors of AXA Investment Managers S.A.
                                         ("AXA IM"), where she serves on the Audit and Risk Committee and the
                                         Remuneration Committee, and of AXA Rosenberg Group LLC. Ms. Fallon-Walsh
                                         has been a member of the Main Line Chamber of Commerce Board of Directors
                                         and Executive Committee, the Business and Advisory Council for Widener
                                         University and served on the Board of Trustees and Executive Committee of the
                                         Employee Benefit Research Institute in Washington, DC.

Bertram L. Scott                         Director of AXA Financial, AXA Equitable and MONY America since May 2012.
Novant Health, Inc.                      Director of MONY Life (May 2012 to September 2013). Mr. Scott is Senior Vice
108 Providence Road                      President of population health management of Novant Health, Inc. since
Charlotte, NC 28207                      February 2015. From November 2012 to December 2014, he served as
                                         President and Chief Executive Officer of Affinity Health Plan. Prior to joining
                                         Affinity, Mr. Scott served as President, U.S. Commercial of CIGNA Corporation from June 2010 to December 2011, with executive responsibilities for U.S.
                                         products, marketing, national accounts, underwriting and for regional, individual, select and senior segments. Prior to joining CIGNA, Mr. Scott served as
                                         Executive Vice President and Chief Institutional Development & Sales Officer at
                                         TIAA-CREF, a leading provider of retirement services in the academic, research, medical and cultural fields. Mr. Scott is a member of the Board of Directors of
                                         Becton, Dickinson and Company, where he serves on the Audit Committee
                                         (Chair) as Chairman and Compensation and Benefits Committee. He is a
                                         Director of Lowe's Companies, Inc., where he serves on the Audit Committee and Governance Committee (since November 2015).


NAME AND PRINCIPAL BUSINESS ADDRESS                              BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------   ---------------------------------------------------------------------------------------------
Charles G.T. Stonehill                 Mr. Stonehill has been a Director of AXA Equitable Life Insurance Company
Founding Partner                       since November 2017. He is currently the Founding Partner of Green & Blue
Green & Blue Advisors                  Advisors LLC, based in New York. Mr. Stonehill serves as non-executive Vice
285 Central Park West                  Chairman of the Board of Directors of Julius Baer Group Ltd. and as a Member
New York, NY 10024                     of the Board of Directors of CommonBond LLC in New York and of PlayMagnus
                                       A/S in Oslo (the company which represents the World Chess champion Magnus
                                       Carlsen's online, digital and business interests). Mr. Stonehill has over 30 years'
                                       experience in energy markets, investment banking and capital markets, including key positions at Lazard Freres & Co. LLC, Credit Suisse First Boston and
                                       Morgan Stanley & Co. Mr. Stonehill currently serves as a non-executive Director of CommonBond LLC, a marketplace lender originating student loans.
                                       Mr. Stonehill has been a Director of Bank Julius Baer & Co. Ltd. Since 2006.
                                       Mr. Stonehill has represented as a Board Member many financial services companies, including as an independent Director of GAM Holding AG, the LCH
                                       Group Ltd. (LCH Clearnet), and of Lazard & Co., Limited, among other companies. Mr. Stonehill serves as Governor of the Harrow School in the United
                                       Kingdom and a trustee of the Georg Solti Accademia. Mr. Stonehill is also a director of AXA Financial and MONY America since November 2017.

OFFICERS -- DIRECTORS
Mark Pearson                           Director (since January 2011), President and Chief Executive Officer (since
                                       February 2011), AXA Financial. Chairman of the Board and Chief Executive
                                       Officer (since February 2011) and Director (since January 2011), AXA Equitable,
                                       AXA Equitable Financial Services, LLC and MONY America. Director, Chairman
                                       of the Board and Chief Executive Officer of MONY Life (February 2011 to
                                       September 2013). Member of AXA's Management and Executive Committees
                                       (since 2008). Director (since January 2011), President (since February 2011)
                                       and Chief Executive Officer (since November 2017), AXA Equitable Holdings,
                                       Inc. (formerly known as AXA America Holdings, Inc.) (since January 2011).
                                       Director, AllianceBernstein Corporation (since February 2011).

OTHER OFFICERS
Marine de Boucaud                      Marine de Boucaud is Senior Executive Director and Chief Human Resources
                                       Officer for AXA Equitable Life Insurance Company and a member of the company's Executive Committee. She is also Senior Executive Vice President and Chief Human Resources Officer of MONY America.
                                       Ms. de Boucaud has over 20 years of experience as a Human Resources professional. Prior to her role as Chief Human Resources officer,
                                       Ms. de Boucaud held a similar role as Human Resources Director of AXA
                                       France, beginning in 2012, where she was the first woman to serve on AXA
                                       France's Executive Committee. She began her AXA career in 2010 as head of
                                       Talent Management.
                                       Among her many accomplishments, Marine contributed to the digital transformation initiated by AXA France's CEO and launched the first Employee
                                       Resource Group (ERG) for women across multiple AXA entities in France. She believes in shifting from classic training techniques to digital ones, including the use of "gamification," which enables faster and more interactive ways of learning. She piloted the practice of feedback to drive culture change and development, and she was among the pioneers behind the popular Do You
                                       Speak Digital platform.
                                       Ms. de Boucaud began her career in finance at BNP Paribas (Banexi) in
                                       Frankfurt, Germany, as a Mergers and Acquisitions Analyst. In 1993, she joined
                                       Jouve & Associes, a Paris-based international boutique search firm before joining Korn/Ferry International, where she spent over 10 years between New
                                       York and Paris as a Partner in the Technology and Life Sciences Practices. She
                                       later held a position with leading executive search firm Spencer Stuart.




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

NAME AND PRINCIPAL BUSINESS ADDRESS                             BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
--------------------------------------   ----------------------------------------------------------------------------------------
Brian Winikoff                           Brian Winikoff is Senior Executive Vice President and Head of U.S. Life,
                                         Retirement and Wealth Management for AXA Financial, Inc. and MONY America
                                         since September 2016. He is also Senior Executive Director and Head of U.S.
                                         Life, Retirement, Wealth Management for AXA Equitable and AXA Equitable
                                         Financial Services, LLC since September 2016 and a member of the company's
                                         Executive Committee. He is Director, Chairman of the Board, Chief Executive
                                         Officer and Chief Retirement Savings Officer for AXA Distributors, LLC since
                                         July 2016; Director for both AXA Advisors, LLC and AXA Distribution Holding
                                         Corporation since July 2016; Director and Member of Audit Committee for both
                                         AXA Equitable Life and Annuity Company and U.S. Financial Life Insurance
                                         Company since July 2016.
                                         Prior to joining AXA in 2016, Mr. Winikoff served as President and CEO of
                                         Crump Life Insurance Services, the leading independent distributor of life insurance and related products in the United States. Previously, he served as
                                         Chief Financial Officer of Crump Group, Inc., which held three businesses:
                                         Crump Life Insurance Services, Crump Property and Casualty Insurance
                                         Services (a leading P&C wholesale broker) and Ascensus (a leading retirement plan administrator). Brian joined Crump's predecessor in 2002 as the head of the investor relations, financial planning, and strategic initiatives groups.
                                         Prior to joining Crump, Mr. Winikoff served in a variety of senior management positons at Hughes Electronics and Loudcloud, Inc., after beginning his career as an investment banker with Salomon Brothers, Inc.

Andrea M. Nitzan                         Executive Director, Chief Accounting Officer (since December 2012) and
                                         Controller (since November 2014), AXA Equitable Financial Services, LLC and
                                         AXA Equitable; prior thereto, Senior Vice President (May 2008 to
                                         December 2012); Assistant Vice President and Chief of Staff (1996 to
                                         May 2008). Executive Vice President, Chief Accounting Officer and Controller
                                         (since November 2014), AXA Financial and MONY America (since
                                         September 2011). Executive Vice President, Chief Accounting Officer and
                                         Controller (since November 2017), AXA Equitable Holdings, Inc. (formerly known as AXA America Holdings, Inc.) Executive Vice President, Chief Accounting
                                         Officer and Controller (since January 2018), EQ AZ Life Re Company. Executive
                                         Vice President and Chief Accounting Officer, MONY Life (September 2011 to
                                         September 2013).




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
NAME AND PRINCIPAL BUSINESS ADDRESS                             BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
--------------------------------------   ----------------------------------------------------------------------------------------
Dave S. Hattem                           Senior Executive Director, Secretary (since March 2018) and General Counsel
                                         (December 2012 to present); prior thereto, Senior Vice President
                                         (September 1999 to December 2012) and General Counsel (February 2010 to
                                         present) of AXA Equitable and AXA Equitable Financial Services, LLC; prior thereto, Senior Vice President (September 1999 to present) and Deputy General
                                         Counsel (May 2004 to February 2010), Associate General Counsel
                                         (September 1999 to May 2004). Senior Executive Vice President (since
                                         May 2013), Secretary (since March 2018) & General Counsel (since May 2010),
                                         AXA Financial, Inc.; prior thereto, Executive Vice President May 2012 to
                                         May 2013) and General Counsel (since May 2010); Senior Vice President
                                         (September 2008 to May 2012) and General Counsel (May 2010 to present);
                                         Senior Vice President and Deputy General Counsel (September 2008 to
                                         May 2010). Senior Executive Director (since December 2012) and General
                                         Counsel (since February 2010), MONY America; prior thereto, Executive Vice
                                         President (May 2012 to December 2012) and General Counsel (since
                                         February 2010). Executive Senior Vice President and Deputy General Counsel
                                         of MONY Life (December 2012 to September 2013; held previous positions).
                                         Executive Vice President (since July 2012) and General Counsel (since
                                         December 2010), AXA Equitable Life and Annuity Company. Executive Vice
                                         President (since June 2012) and General Counsel (since December 2010),
                                         MONY Financial Services, Inc. Senior Executive Vice President and General
                                         Counsel (since November 2017), AXA Equitable Holdings, Inc. Chair of
                                         Directors of Life Insurance Council of New York, Inc.

Jeffrey J. Hurd                          Senior Executive Director and Chief Operating Officer (since January 2018),
                                         AXA Equitable Financial Services, LLC and AXA Equitable. Senior Executive
                                         Vice President and Chief Operating Officer, AXA Financial, Inc., MONY America
                                         and AXA Equitable Holdings, Inc. (since January 2018). Executive Vice
                                         President and Chief Operating Officer (2016 to September 2017), American
                                         International Group (AIG); prior thereto, Executive Vice President and Chief
                                         Human Resources Officer (January 2010 -- 2016); Senior Vice President, Chief
                                         Administration Officer (April 2009 -- January 2010; Senior Vice President, Head
                                         of Asset Management Restructuring (January 2009 -- January 2010).

Anthony F. Recine                        Senior Vice President and Auditor (since September 2016); prior thereto, Senior
                                         Vice President, Chief Compliance Officer (February 2005 to September 2016)
                                         and Deputy General Counsel (February 2010 to September 2016) of MONY
                                         America. Managing Director and Chief Auditor (since September 2016); prior thereto, Managing Director, Chief Compliance Officer and Deputy General
                                         Counsel (December 2012 to September 2016), AXA Equitable and AXA
                                         Equitable Financial Services, LLC; prior thereto, Senior Vice President
                                         (February 2005 to September 2016). Chief Compliance Officer (February 2005
                                         to September 2016) and Deputy General Counsel (February 2010 to
                                         September 2016); prior thereto, Senior Vice President, Chief Compliance Officer and Associate General Counsel (February 2005 to February 2010). Senior Vice
                                         President, Chief Compliance Officer and Deputy General Counsel, AXA
                                         Financial (since May 2010). Vice President, Deputy General Counsel and Chief
                                         Litigation Counsel (2000 to February 2005) of The MONY Group, Inc.; prior thereto, Vice President and Chief Litigation Counsel (1990 to 2000). Senior Vice
                                         President, Chief Compliance Officer (February 2005 to September 2013) and
                                         Deputy General Counsel (February 2010 to September 2013) of MONY Life.




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
NAME AND PRINCIPAL BUSINESS ADDRESS                             BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
--------------------------------------   ----------------------------------------------------------------------------------------
Anders B. Malmstrom                      Senior Executive Vice President and Chief Financial Officer (since June 2012),
                                         AXA Financial, Inc. and MONY America. Senior Executive Director and Chief
                                         Financial Officer, AXA Equitable (since December 2012); prior thereto, Senior
                                         Executive Vice President and Chief Financial Officer (June 2012 to
                                         December 2012). Director (since July 2012), Senior Executive Director and
                                         Chief Financial Officer (since June 2012), AXA Equitable Financial Services,
                                         LLC. Director (since July 2012), 1740 Advisers, Inc. Director, Chairman of the
                                         Board, President and Chief Executive Officer (since July 2012), ACMC, LLC.
                                         Director (July 2012), AXA Advisors, LLC. Senior Executive Vice President (since
                                         July 2012) and Chief Financial Officer (since November 2017), AXA Equitable
                                         Holdings, Inc. (formerly known as AXA America Holdings, Inc.). Director and
                                         Chairman of the Board; Member of the Audit Committee (since July 2012), AXA
                                         Corporate Solutions Life Reinsurance Company. Director, AllianceBernstein
                                         Corporation (since May 2017). Director, Chairman of the Board and Chief
                                         Executive Officer (since July 2012), AXA Distribution Holding Corporation.
                                         Director (since July 2012) and Chairman of the Board (since August 2012);
                                         Member of the Audit Committee (Chairman) (since July), AXA Equitable Life and
                                         Annuity Company. Director and Chairman of the Board (since July 2012), AXA
                                         RE Arizona Company. Director and Chairman of the Board (since
                                         January 2018), EQ AZ Life Re Company. Director, Chairman of the Board and
                                         Chief Executive Officer (since July 2012), Financial Marketing Agency, Inc.
                                         Director (since July 2012), Chairman of the Board, President and Chief
                                         Executive Officer (since August 2012), MONY Financial Services, Inc. Director
                                         (since July 2012), MONY Financial Resources of the Americas Limited. Director
                                         (since July 2012), MONY International Holdings, LLC. Director (since
                                         December 2013), 1740 Advisors, Inc. Director (since September 2012), MONY
                                         Life Insurance Company of the Americas, Ltd. Director and Chairman of the
                                         Board; Member of the Audit Committee (Chairman) (since July 2012), U.S.
                                         Financial Life Insurance Company. Senior Executive Vice President and Chief
                                         Financial Officer, MONY Life (June 2012 to September 2013). Director and
                                         Chairman of the Board, CS Life Re Company (since November 2014). Director,
                                         AXA Strategic Ventures US, LLC (December 2014 to July 2016).


NAME AND PRINCIPAL BUSINESS ADDRESS                             BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
--------------------------------------   ----------------------------------------------------------------------------------------
Joshua E. Braverman                      Senior Executive Director (since December 2012), AXA Equitable and AXA
                                         Equitable Financial Services; prior thereto, Executive Vice President and
                                         Treasurer (September 2012 to September 20172),; prior thereto, Senior Vice
                                         President, Head of Derivatives (September 2009 to September 2012). Senior
                                         Executive Vice President (since May 2013) and Treasurer (from
                                         September 2012 -- September 2017), AXA Financial, Inc. and MONY America;
                                         prior thereto, Executive Vice President and Treasurer (September 2012 to
                                         May 2013). Executive Vice President (since September 2012) and Treasurer,
                                         MONY Life (September 2012 to September 2017). Director, Executive Vice
                                         President, Chief Financial Officer and Treasurer and Member of the Audit
                                         Committee (since September 2012), AXA Equitable Life and Annuity Company.
                                         Director, Executive Vice President, Chief Financial Officer and Treasurer and
                                         Member of the Audit Committee (since September 2012), U.S. Financial Life
                                         Insurance Company. Director, President, and Chief Executive Officer and
                                         Chairman of the Audit Committee (since September 2012), AXA Corporate
                                         Solutions Life Reinsurance Company. Director and Chairman of the Board (since
                                         September 2012), Equitable Casualty Insurance Company. Director, President
                                         and Chief Executive Officer (since September 2012), AXA RE Arizona Company.
                                         Director, President and Chief Executive Officer (since January 2018), EQ AZ Life
                                         Re Company. Director, President and Chief Financial Officer (since
                                         September 2012), AXA Distribution Holding Corporation. Director and President,
                                         MONY Life Insurance Company of the Americas Limited (since
                                         September 2012). Director, President and Treasurer (since September 2012),
                                         MONY International Holdings, LLC. Director, President and Treasurer (since
                                         September 2012), MBT, Ltd. Director, Chairman, President and Treasurer (since
                                         September 2012), MONY Financial Resources of the Americas Limited. Director,
                                         Executive Vice President, Chief Financial Officer and Treasurer (since
                                         September 2012), MONY Financial Services, Inc. Executive Vice President and
                                         Treasurer (since September 2012), 1740 Advisors, Inc. Director, President and
                                         Chief Executive Officer, CS Life Re Company (since November 2014). Executive
                                         Vice President (since October 2017), AXA Equitable Holdings, Inc. (formerly known as AXA America Holdings, Inc.) Director, President and Chief Executive
                                         Officer (since September 2012), AXA RE Arizona Company. Director, President
                                         and Chief Executive Officer (since January 2018), EQ AZ Life Re Company.

Michael B. Healy                         Senior Executive Director and Chief Information Officer since February 2017,
                                         AXA Equitable and AXA Equitable Financial Services; prior thereto, Executive
                                         Director (December 2012 to February 2017) and Chief Information Officer (since
                                         May 2011); Executive Vice President (May 2011 to December 2012) and Chief
                                         Information Officer (since May 2011); Senior Vice President and Chief
                                         Information Officer (September 2010 to May 2011); Senior Vice President
                                         (September 2009 to November 2010). Currently, Senior Executive Vice
                                         President and Chief Information Officer (since February 2017), AXA Financial and MONY America; prior thereto, Executive Vice President and Chief
                                         Information Officer (May 2011 to February 2017), AXA Financial and MONY
                                         America; prior thereto, Senior Vice President and Chief Information Officer
                                         (November 2010 to May 2011); Senior Vice President (September 2009 to
                                         November 2010). Executive Vice President and Chief Information Officer
                                         (May 2011 to September 2013), MONY Life; prior thereto, Senior Vice President and Chief Information Officer (November 2010 to May 2011); Senior Vice
                                         President (September 2009 to November 2010).


NAME AND PRINCIPAL BUSINESS ADDRESS                             BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
--------------------------------------   ----------------------------------------------------------------------------------------
Keith E. Floman                          Managing Director and Chief Actuary, AXA Equitable and AXA Equitable
                                         Financial Services (since December 2012); prior thereto, Senior Vice President and Actuary (November 2008 to December 2012), Vice President and Senior
                                         Actuary (August 2006 to November 2008). Senior Vice President and Actuary,
                                         MONY America (since November 2008); prior thereto, Vice President and Senior
                                         Actuary (August 2006 to November 2008). Senior Vice President and Actuary,
                                         MONY Life (November 2008 to September 2013); prior thereto, Vice President and Senior Actuary (August 2006 to November 2008). Senior Vice President and
                                         Actuary, AXA Equitable Life and Annuity Company (since December 2008).
                                         Senior Vice President and Actuary (since January 2009) and Appointed Actuary
                                         (since May 2008), U.S. Financial Life Insurance Company. Senior Vice President,
                                         AXA Corporate Solutions Life Reinsurance Company (since July 2007). Director,
                                         Executive Vice President and Chief Financial Officer, AXA RE Arizona Company
                                         (since May 2013). Director and Chief Risk Officer (since January 2018), EQ AZ
                                         Life Re Company. Director, Financial Marketing Agency, Inc. (since May 2013).

Kevin Molloy                             Senior Executive Vice President, AXA Financial and MONY America (since
                                         May 2013). Senior Executive Director, AXA Equitable and AXA Equitable
                                         Financial Services (since May 2013). Director and Member of Audit Committee
                                         (since April 2011), AXA Corporate Solutions Life Reinsurance Company (since
                                         March 2011). Senior Vice President (since October 2014), AXA Distributors,
                                         LLC. Director and Member of Audit Committee (since March 2017), AXA
                                         Equitable Life and Annuity Company. Director (since March 2017), CS Life RE
                                         Company. Director and Member of Audit Committee (since March 2017), U.S.
                                         Financial Life Insurance Company.

Jurgen Schwering                         Senior Vice President and Chief Risk Officer, AXA Financial, Inc. and MONY
                                         America (since November 2015); prior thereto, Senior Executive Vice President and Chief Risk Officer (February 2014 to November 2015). Managing Director
                                         and Chief Risk Officer, AXA Equitable and AXA Equitable Financial Services
                                         (since November 2015); prior thereto, Senior Executive Director and Chief Risk
                                         Officer (February 2014 to November 2015). Senior Vice President (since
                                         January 2018), EQ AZ Life Re Company. Senior Vice President (since
                                         October 2017) and Chief Risk Officer (since February 2016), AXA Corporate
                                         Solutions Life Reinsurance Company. Executive Vice President and Chief Risk
                                         Officer (since April 2014), AXA RE Arizona Company. Executive Vice President
                                         and Chief Risk Officer (since June 2014). CS Life RE Company. Senior Vice
                                         President and Chief Risk Officer (since December 2016), U.S. Financial Life
                                         Insurance Company. Senior Vice President and Chief Risk Officer (since
                                         December 2016), AXA Equitable Life and Annuity Company. Member of the
                                         Board and Head of the Health Insurance, AXA Konzern AG (October 2012 to
                                         February 2014).

Robin M. Raju                            Senior Vice President and Treasurer, AXA Financial, Inc. (since
                                         September 2017). Managing Director (since February 2015), AXA Equitable and
                                         AXA Equitable Financial Services. Senior Vice President and Treasurer (since
                                         October 2017), AXA Equitable Holdings, Inc. (formerly known as AXA America
                                         Holdings, Inc.). Director (since May 2015), AXA Strategic Ventures Corporation.
                                         Senior Vice President (since February 2015), MONY America. Director (since
                                         April 2014) and Senior Vice President and Business Chief Financial Officer
                                         (since December 2015), PlanConnect, LLC. Chief Financial Officer (since
                                         July 2015), Separate Account 166, LLC.


NAME AND PRINCIPAL BUSINESS ADDRESS                             BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
--------------------------------------   ----------------------------------------------------------------------------------------
Yun ("Julia") Zhang                      Vice President and Assistant Treasurer (since September 2014), AXA Financial,
                                         Inc. and MONY America (since September 2017). Lead Director and Treasurer
                                         (since September 2017), AXA Equitable and AXA Equitable Financial Services
                                         (since September 2017). Vice President and Assistant Treasurer (since
                                         October 2014, AXA Equitable Holdings, Inc. (formerly known as AXA America
                                         Holdings, Inc.); Vice President, Chief Financial Officer and Treasurer (since
                                         January 2018), EQ AZ Life Re Company. Vice President and Treasurer (since
                                         May 2015), 1740 Advisers, Inc. Treasurer (since July 2015), Separate Account
                                         155, LLC. Treasurer (since October 2014), J.M.R. Realty Services, Inc. Assistant
                                         Treasurer (since November 2014), MONY Financial Resources of the Americas
                                         Limited. Vice President and Assistant Treasurer (since October 2014), MBT Ltd.
                                         Vice President and Assistant Treasurer (since October 2014), MONY
                                         International Holdings, LLC. Vice President and Assistant Treasurer (since
                                         October 2014), U.S. Financial Life Insurance Company. Vice President, Chief
                                         Financial Officer and Treasurer (since January 2018), EQ AZ Life Re Company.
                                         Treasurer (since October 2014), Equitable Structured Settlement Corp.
                                         Since October 2014, Vice President and Treasurer, 1285 Holdings, LLC,
                                         787 Holdings, LLC, ACMC, LLC, AXA Advisors, LLC, AXA Corporate Solutions
                                         Life Reinsurance Company, AXA Distribution Holding Corporation, AXA Network
                                         of Puerto Rico, Inc., AXA Network, LLC, AXA RE Arizona Company, CS Life RE
                                         Company, Equitable Casualty Insurance Company, Financial Marketing Agency,
                                         Inc., MONY Financial Services, Inc., MONY Life Insurance Company of the
                                         Americas, Ltd., PlanConnect, LLC.

Steven M. Joenk                          Senior Vice President and Chief Investment Officer, AXA Financial, Inc. and
                                         MONY America (since March 2017). Managing Director and Chief Investment
                                         Officer, AXA Equitable and AXA Equitable Financial Services (since
                                         March 2017). Director and President (since July 2004), 1740 Advisers, Inc.
                                         Director, Chairman of the Board, President and Chief Executive Officer (since
                                         February 2011), AXA Equitable Funds Management Group, LLC. Director (since
                                         January 2005), MONY Financial Resources of the Americas Limited. Senior
                                         Vice President and Chief Investment Officer (since April 2017). MONY Financial
                                         Services, Inc.; Director (since September 2012), MONY International Holdings,
                                         LLC. Senior Vice President and Chief Investment Officer (since April 2017),
                                         PlanConnect, LLC. Director (since May 2017), ICI Mutual Insurance.



STATE REGULATION

The Company is subject to the laws of the state of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of the Company's operations at periodic intervals.


TELEPHONE/FAX TRANSACTIONS

You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone or fax if you have completed and signed a telephone/fax transfer authorization form, and we have received that form at our Operations Center. You may elect these privileges when you apply for the policy. These privileges are subject to our rules and conditions, and we have reserved the right to modify or terminate these privileges. We will process your telephone or fax instructions as of the end of the Business Day that we receive them, subject to the limitations stated in this section and the Transfer section of the prospectus. We will only accept telephone or fax transfer and allocation instructions if they are complete and correct.

We have adopted guidelines (which we believe to be reasonable) relating to telephone/fax transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions (such as recording your telephone transfer and allocation instructions). If these procedures are followed, we will not be liable for, and you will therefore bear the entire risk of, any loss as a result of our following telephone/fax instructions if such instructions prove to be fraudulent. A copy of the guidelines and our form for electing telephone/fax transfer privileges is available from your agent or by calling us at 1-800-487-6669, Monday through Thursday, 8 AM to 7 PM, Eastern Time and Friday, 8 AM to 5 PM, Eastern Time.

Please note that our telephone system may not always be available. Any telephone system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you may make your transaction request by writing our Operations Center.


CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use and abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, Protective, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Fund Value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Portfolios, impact our ability to calculate Fund Values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.



LEGAL PROCEEDINGS

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an owner's interest in the Variable Account, nor would any of these proceedings be likely to have a material adverse effect upon the Variable Account, our ability to meet our obligations under the policies, or the distribution of the policies.


REGISTRATION STATEMENT

A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees or for free by accessing the SEC's website at http://www.sec.gov.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The audited financial statements for each of the Variable Investment Options of MONY America Variable Account L and the Company included in this prospectus and in the Registration Statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's offices are located at 569 Brookwood Village Suite 851, Birmingham, Alabama 35209 and 300 Madison Avenue, New York, New York, 10017.

FINANCIAL STATEMENTS


The audited financial statements for each of the Variable Investment Options of MONY America Variable Account L and the Company are set forth herein.


These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the policies. You should not consider the financial statements of the Company as affecting investment performance of assets in MONY America Variable Account L. PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules.

The complete registration statement and other filed documents for MONY America Variable Account L can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may get information on the operation of the public reference room by calling the Securities and Exchange Commission at 1-800-SEC-0330. The registration statement and other filed documents for MONY America Variable Account L are available on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may get copies of this information by paying a duplicating fee, and writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

Our general obligations and any guaranteed benefits under the policy are supported by the Company's general account and are subject to the Company's claims paying ability. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

APPENDIX I: DEATH BENEFIT PERCENTAGE FOR GUIDELINE PREMIUM/CASH VALUE CORRIDOR
                                    TEST


                                       ATTAINED AGE                   APPLICABLE PERCENTAGE
                                     ---------------                 ----------------------
                                        40 and Under                          250%
                                                  41                          243
                                                  42                          236
                                                  43                          229
                                                  44                          222
                                                  45                          215
                                                  46                          209
                                                  47                          203
                                                  48                          197
                                                  49                          191
                                                  50                          185
                                                  51                          178
                                                  52                          171
                                                  53                          164
                                                  54                          157
                                                  55                          150
                                                  56                          146
                                                  57                          142
                                                  58                          138
                                                  59                          134
                                                  60                          130
                                                  61                          128
                                                  62                          126
                                                  63                          124
                                                  64                          122
                                                  65                          120
                                                  66                          119
                                                  67                          118
                                                  68                          117
                                                  69                          116
                                                  70                          115
                                                  71                          113
                                                  72                          111
                                                  73                          109
                                                  74                          107
                                               75-90                          105
                                                  91                          104
                                                  92                          103
                                                  93                          102
                                              94-100                          101

          APPENDIX II: MONTHLY PER $1,000 SPECIFIED AMOUNT FACTORS


                                           ISSUE AGE                      FACTOR PER $1,000
                                          ----------                      -----------------
                                              0-17                              $0.07
                                             18-36                               0.08
                                                37                               0.09
                                                38                               0.09
                                                39                               0.10
                                                40                               0.10
                                                41                               0.10
                                                42                               0.11
                                                43                               0.11
                                                44                               0.12
                                                45                               0.12
                                                46                               0.12
                                                47                               0.13
                                                48                               0.13
                                                49                               0.14
                                                50                               0.14
                                                51                               0.14
                                                52                               0.15
                                                53                               0.15
                                                54                               0.16
                                                55                               0.16
                                                56                               0.16
                                                57                               0.17
                                                58                               0.17
                                                59                               0.18
                                                60                               0.18
                                                61                               0.18
                                                62                               0.19
                                                63                               0.19
                                                64                               0.20
                                                65                               0.20
                                                66                               0.20
                                                67                               0.21
                                                68                               0.21
                                                69                               0.22
                                                70                               0.22
                                                71                               0.22
                                                72                               0.23
                                                73                               0.23
                                                74                               0.24
                                                75                               0.24
                                                76                               0.24
                                                77                               0.25
                                                78                               0.25
                                                79                               0.26
                                                80                               0.26
                                                81                               0.26
                                                82                               0.27
                                                83                               0.27
                                                84                               0.28
                                                85                               0.28

                APPENDIX III: GUARANTEED DEATH BENEFIT RIDER

               MONTHLY GUARANTEE PREMIUM FOR GUARANTEED DEATH
             BENEFIT RIDER WITH TEN YEAR/AGE 70 GUARANTEE PERIOD


                                                                                           MONTHLY GUARANTEE PREMIUM
                                                                                           -------------------------
          Specified Amount = $200,000
          Male age 45 Preferred Nonsmoker Death Benefit Option 1.........................           $229.17
          Female age 45 Preferred Nonsmoker Death Benefit Option 1.......................           $174.00
          Male age 45 Standard Smoker Death Benefit Option 1.............................           $379.83
          Male age 45 Preferred Nonsmoker Death Benefit Option 2.........................           $229.17
          Male age 35 Preferred Nonsmoker Death Benefit Option 1.........................           $155.83
          Male age 55 Preferred Nonsmoker Death Benefit Option 1.........................           $370.83


  III-1

                          FINANCIAL STATEMENTS




                        INDEX TO FINANCIAL STATEMENTS



MONY AMERICA VARIABLE ACCOUNT L

Report of Independent Registered Public Accounting Firm...................................    FSA-2
Statement of Assets and Liabilities as of December 31, 2017...............................    FSA-4
Statement of Operations for Year Ended December 31, 2017..................................   FSA-17
Statement of Changes in Net Assets for the Year Ended December 31, 2017...................   FSA-25
Statement of Changes in Net Assets for the Year Ended December 31, 2016...................   FSA-33
Notes to Financial Statements.............................................................   FSA-41

MONY LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm....................................      F-1
Financial Statements:
  Balance Sheets, December 31, 2017 and December 31, 2016..................................      F-2
  Statements of Earnings (Loss), Years Ended December 31, 2017, 2016 and 2015..............      F-3
  Statements of Comprehensive Income (Loss), Years Ended December 31, 2017, 2016
    and 2015...............................................................................      F-4
  Statements of Shareholder's Equity, Years Ended December 31, 2017, 2016 and 2015.........      F-5
  Statements of Cash Flows, Years Ended December 31, 2017, 2016 and 2015...................      F-6
  Notes to Financial Statements............................................................      F-7


 FSA-1

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of MONY Life Insurance Company of America and the Contract Owners of MONY America Variable Account L of MONY Life Insurance Company of America


OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the Variable Investment Options listed in the table below (constituting MONY America Variable Account L of MONY Life Insurance Company of America, hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, and the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Investment Options as of December 31, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.



1290 VT Equity Income
1290 VT GAMCO Small Company Value
1290 VT Socially Responsible
All Asset Growth-Alt 20
AXA Aggressive Allocation
AXA Conservative Allocation
AXA Conservative-Plus Allocation
AXA Global Equity Managed Volatility
AXA Large Cap Growth Managed Volatility
AXA Large Cap Value Managed Volatility
AXA Mid Cap Value Managed Volatility
AXA Moderate Allocation
AXA Moderate-Plus Allocation
AXA/AB Small Cap Growth
AXA/Janus Enterprise
AXA/Loomis Sayles Growth
Charter(SM) Multi-Sector Bond
Charter(SM) Small Cap Growth
Dreyfus Stock Index Fund, Inc.
EQ/BlackRock Basic Value Equity
EQ/Capital Guardian Research
EQ/Core Bond Index
EQ/Intermediate Government Bond
EQ/Large Cap Value Index
EQ/MFS International Growth
EQ/Mid Cap Index
EQ/Money Market
EQ/PIMCO Ultra Short Bond
EQ/Quality Bond PLUS
EQ/Small Company Index
EQ/T. Rowe Price Growth Stock
EQ/UBS Growth & Income
Fidelity(R) VIP Contrafund(R) Portfolio
Franklin Income VIP Fund
Franklin Rising Dividends VIP Fund
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Global Core Equity Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Technology Fund
Janus Henderson VIT Balanced Portfolio
Janus Henderson VIT Enterprise Portfolio
Janus Henderson VIT Forty Portfolio
Janus Henderson VIT Global Research Portfolio
Janus Henderson VIT Overseas Portfolio
MFS(R) Utilities Series
Oppenheimer Global Fund/VA
PIMCO Global Bond Portfolio (Unhedged)


BASIS FOR OPINIONS

These financial statements are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on the Variable Investment Options' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.



 FSA-2

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.



/s/ PricewaterhouseCoopers LLP


Birmingham, Alabama
April 24, 2018

We have served as the auditor of one or more of the Variable Investment Options in MONY America Variable Account L of MONY Life Insurance Company of America since at least 1998. We have not determined the specific year we began serving as auditor.



 FSA-3

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017



                                                                               1290 VT GAMCO
                                                             1290 VT EQUITY    SMALL COMPANY   1290 VT SOCIALLY      ALL ASSET
                                                                 INCOME*          VALUE*         RESPONSIBLE*     GROWTH-ALT 20*
                                                             --------------  ----------------  -----------------  --------------

ASSETS:
Investments in shares of the Portfolios, at fair value.....   $  8,473,178    $  76,812,332      $  1,676,602     $   58,008,627
Receivable for shares of the Portfolios sold...............            258           26,635                29             20,162
Receivable for policy-related transactions.................             85            3,402               117              1,295
                                                             --------------  ----------------  -----------------  --------------
TOTAL ASSETS...............................................      8,473,521       76,842,369         1,676,748         58,030,084
                                                             --------------  ----------------  -----------------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.............             82            3,396               114              1,285
Payable for policy-related transactions....................            264           26,655                29             20,170
                                                             --------------  ----------------  -----------------  --------------
TOTAL LIABILITIES..........................................            346           30,051               143             21,455
                                                             --------------  ----------------  -----------------  --------------
NET ASSETS.................................................   $  8,473,175    $  76,812,318      $  1,676,605     $   58,008,629
                                                             ==============  ================  =================  ==============

NET ASSETS:
Accumulation Unit Values...................................   $  8,473,175    $  76,812,318      $  1,676,605     $   58,008,629
                                                             --------------  ----------------  -----------------  --------------
TOTAL NET ASSETS...........................................   $  8,473,175    $  76,812,318      $  1,676,605     $   58,008,629
                                                             ==============  ================  =================  ==============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST...........   $  8,024,122    $  48,143,647      $  1,268,153     $   49,652,388


                                                              AXA AGGRESSIVE    AXA CONSERVATIVE     AXA CONSERVATIVE-
                                                                ALLOCATION*        ALLOCATION*       PLUS ALLOCATION*
                                                             ----------------  ------------------  -------------------

ASSETS:
Investments in shares of the Portfolios, at fair value.....   $  1,056,170         $  330,126           $  529,077
Receivable for shares of the Portfolios sold...............              2                 10                  412
Receivable for policy-related transactions.................            200                  1                   --
                                                             ----------------  ------------------  -------------------
TOTAL ASSETS...............................................      1,056,372            330,137              529,489
                                                             ----------------  ------------------  -------------------

LIABILITIES:
Payable for shares of the Portfolios purchased.............            200                 --                   --
Payable for policy-related transactions....................              5                 10                  413
                                                             ----------------  ------------------  -------------------
TOTAL LIABILITIES..........................................            205                 10                  413
                                                             ----------------  ------------------  -------------------
NET ASSETS.................................................   $  1,056,167         $  330,127           $  529,076
                                                             ================  ==================  ===================

NET ASSETS:
Accumulation Unit Values...................................   $  1,056,167         $  330,127           $  529,076
                                                             ----------------  ------------------  -------------------
TOTAL NET ASSETS...........................................   $  1,056,167         $  330,127           $  529,076
                                                             ================  ==================  ===================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST...........   $    935,172         $  335,348           $  515,799

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-4

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                                                      AXA LARGE CAP     AXA LARGE CAP
                                                                AXA GLOBAL EQUITY    GROWTH MANAGED     VALUE MANAGED
                                                               MANAGED VOLATILITY*     VOLATILITY*       VOLATILITY*
                                                              --------------------  -----------------  ---------------

ASSETS:
Investments in shares of the Portfolios, at fair value......       $  974,765         $  9,034,175      $  1,160,079
Receivable for shares of the Portfolios sold................            7,480                  663               129
Receivable for policy-related transactions..................                1                  178                --
                                                              --------------------  -----------------  ---------------
TOTAL ASSETS................................................          982,246            9,035,016         1,160,208
                                                              --------------------  -----------------  ---------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............               --                  170                --
Payable for policy-related transactions.....................            7,480                  666               131
                                                              --------------------  -----------------  ---------------
TOTAL LIABILITIES...........................................            7,480                  836               131
                                                              --------------------  -----------------  ---------------
NET ASSETS..................................................       $  974,766         $  9,034,180      $  1,160,077
                                                              ====================  =================  ===============

NET ASSETS:
Accumulation Unit Values....................................       $  974,766         $  9,034,180      $  1,160,077
                                                              --------------------  -----------------  ---------------
TOTAL NET ASSETS............................................       $  974,766         $  9,034,180      $  1,160,077
                                                              ====================  =================  ===============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............       $  622,432         $  5,613,460      $    696,450

                                                                AXA MID CAP                                           AXA/AB
                                                               VALUE MANAGED    AXA MODERATE     AXA MODERATE-PLUS   SMALL CAP
                                                                VOLATILITY*      ALLOCATION*        ALLOCATION*       GROWTH*
                                                              ---------------  --------------  -------------------  -----------

ASSETS:
Investments in shares of the Portfolios, at fair value......   $  11,613,217    $  3,033,444      $  2,791,114      $  791,357
Receivable for shares of the Portfolios sold................             286              98               489              --
Receivable for policy-related transactions..................           2,463               8                 1              23
                                                              ---------------  --------------  -------------------  -----------
TOTAL ASSETS................................................      11,615,966       3,033,550         2,791,604         791,380
                                                              ---------------  --------------  -------------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           2,463              --                --              23
Payable for policy-related transactions.....................             302             100               491              --
                                                              ---------------  --------------  -------------------  -----------
TOTAL LIABILITIES...........................................           2,765             100               491              23
                                                              ---------------  --------------  -------------------  -----------
NET ASSETS..................................................   $  11,613,201    $  3,033,450      $  2,791,113      $  791,357
                                                              ===============  ==============  ===================  ===========

NET ASSETS:
Accumulation Unit Values....................................   $  11,613,201    $  3,033,450      $  2,791,113      $  791,357
                                                              ---------------  --------------  -------------------  -----------
TOTAL NET ASSETS............................................   $  11,613,201    $  3,033,450      $  2,791,113      $  791,357
                                                              ===============  ==============  ===================  ===========
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............   $   6,854,348    $  2,938,371      $  2,618,746      $  649,743

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-5

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                                                                                 CHARTER(SM)
                                                               AXA/JANUS     AXA/LOOMIS    CHARTER(SM) MULTI-     SMALL CAP
                                                              ENTREPRISE*  SAYLES GROWTH*     SECTOR BOND*         GROWTH*
                                                             ------------  --------------  ------------------  --------------

ASSETS:
Investments in shares of the Portfolios, at fair value.....  $  7,239,720  $   61,199,943      $  963,959      $   11,089,048
Receivable for shares of the Portfolios sold...............             1          13,221          10,342                 421
Receivable for policy-related transactions.................           761           2,269               2                 812
                                                             ------------  --------------  ------------------  --------------
TOTAL ASSETS...............................................     7,240,482      61,215,433         974,303          11,090,281
                                                             ------------  --------------  ------------------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.............           758           2,191              --                 811
Payable for policy-related transactions....................             2          13,230          10,342                 431
                                                             ------------  --------------  ------------------  --------------
TOTAL LIABILITIES..........................................           760          15,421          10,342               1,242
                                                             ------------  --------------  ------------------  --------------
NET ASSETS.................................................  $  7,239,722  $   61,200,012      $  963,961      $   11,089,039
                                                             ============  ==============  ==================  ==============

NET ASSETS:
Accumulation Unit Values...................................  $  7,239,722  $   61,200,012      $  963,961      $   11,089,039
                                                             ------------  --------------  ------------------  --------------
TOTAL NET ASSETS...........................................  $  7,239,722  $   61,200,012      $  963,961      $   11,089,039
                                                             ============  ==============  ==================  ==============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST...........  $  6,482,171  $   44,531,043      $  996,920      $    6,713,298

                                                                               EQ/BLACKROCK
                                                               DREYFUS STOCK    BASIC VALUE         EQ/CAPITAL
                                                             INDEX FUND, INC.     EQUITY*       GUARDIAN RESEARCH*
                                                             ----------------  --------------  -------------------

ASSETS:
Investments in shares of the Portfolios, at fair value.....   $   18,484,996   $  1,083,234        $  4,798,417
Receivable for shares of the Portfolios sold...............            1,028             --                   5
Receivable for policy-related transactions.................               48            171                 510
                                                             ----------------  --------------  -------------------
TOTAL ASSETS...............................................       18,486,072      1,083,405           4,798,932
                                                             ----------------  --------------  -------------------

LIABILITIES:
Payable for shares of the Portfolios purchased.............               27            171                 510
Payable for policy-related transactions....................            1,029              1                  11
                                                             ----------------  --------------  -------------------
TOTAL LIABILITIES..........................................            1,056            172                 521
                                                             ----------------  --------------  -------------------
NET ASSETS.................................................   $   18,485,016   $  1,083,233        $  4,798,411
                                                             ================  ==============  ===================

NET ASSETS:
Accumulation Unit Values...................................   $   18,485,016   $  1,083,233        $  4,798,411
                                                             ----------------  --------------  -------------------
TOTAL NET ASSETS...........................................   $   18,485,016   $  1,083,233        $  4,798,411
                                                             ================  ==============  ===================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST...........   $   11,700,430   $    685,113        $  2,672,967

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-6

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                                                EQ/INTERMEDIATE                      EQ/MFS
                                                               EQ/CORE BOND       GOVERNMENT      EQ/LARGE CAP    INTERNATIONAL
                                                                  INDEX*             BOND*        VALUE INDEX*       GROWTH*
                                                              ---------------  ----------------  --------------  --------------

ASSETS:
Investments in shares of the Portfolios, at fair value......   $  11,490,718     $  3,905,991     $  7,803,247   $   12,503,343
Receivable for shares of the Portfolios sold................             260               44               27              337
Receivable for policy-related transactions..................           1,887              939            1,115            4,134
                                                              ---------------  ----------------  --------------  --------------
TOTAL ASSETS................................................      11,492,865        3,906,974        7,804,389       12,507,814
                                                              ---------------  ----------------  --------------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           1,876              933            1,114            4,134
Payable for policy-related transactions.....................             264               44               31              343
                                                              ---------------  ----------------  --------------  --------------
TOTAL LIABILITIES...........................................           2,140              977            1,145            4,477
                                                              ---------------  ----------------  --------------  --------------
NET ASSETS..................................................   $  11,490,725     $  3,905,997     $  7,803,244   $   12,503,337
                                                              ===============  ================  ==============  ==============

NET ASSETS:
Accumulation Unit Values....................................   $  11,490,725     $  3,905,997     $  7,803,244   $   12,503,337
                                                              ---------------  ----------------  --------------  --------------
TOTAL NET ASSETS............................................   $  11,490,725     $  3,905,997     $  7,803,244   $   12,503,337
                                                              ===============  ================  ==============  ==============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............   $  11,580,798     $  3,904,174     $  5,178,866   $    9,160,831


                                                               EQ/MID CAP      EQ/MONEY         EQ/PIMCO
                                                                 INDEX*         MARKET*     ULTRA SHORT BOND*
                                                              ------------  -------------  ------------------

ASSETS:
Investments in shares of the Portfolios, at fair value......  $  4,072,550  $   8,222,241     $  1,820,833
Receivable for shares of the Portfolios sold................             1            101               --
Receivable for policy-related transactions..................           683          3,481              485
                                                              ------------  -------------  ------------------
TOTAL ASSETS................................................     4,073,234      8,225,823        1,821,318
                                                              ------------  -------------  ------------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           683          3,394              483
Payable for policy-related transactions.....................             7            110               --
                                                              ------------  -------------  ------------------
TOTAL LIABILITIES...........................................           690          3,504              483
                                                              ------------  -------------  ------------------
NET ASSETS..................................................  $  4,072,544  $   8,222,319     $  1,820,835
                                                              ============  =============  ==================

NET ASSETS:
Accumulation Unit Values....................................  $  4,072,544  $   8,222,319     $  1,820,835
                                                              ------------  -------------  ------------------
TOTAL NET ASSETS............................................  $  4,072,544  $   8,222,319     $  1,820,835
                                                              ============  =============  ==================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............  $  2,437,807  $   8,222,288     $  1,821,841

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-7

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017




                                                                EQ/QUALITY       EQ/SMALL       EQ/T.ROWE PRICE    EQ/UBS GROWTH &
                                                                BOND PLUS*    COMPANY INDEX*     GROWTH STOCK*         INCOME*
                                                               ------------  ----------------  -----------------  ------------------

ASSETS:
Investments in shares of the Portfolios, at fair value.......  $  4,429,865    $  1,306,305      $  48,722,332      $  17,614,796
Receivable for shares of the Portfolios sold.................            63              --             10,303              4,401
Receivable for policy-related transactions...................         4,069             190                193                 --
                                                               ------------  ----------------  -----------------  ------------------
TOTAL ASSETS.................................................     4,433,997       1,306,495         48,732,828         17,619,197
                                                               ------------  ----------------  -----------------  ------------------

LIABILITIES:
Payable for shares of the Portfolios purchased...............         4,069             189                191                 --
Payable for policy-related transactions......................            64              --             10,344              4,418
                                                               ------------  ----------------  -----------------  ------------------
TOTAL LIABILITIES............................................         4,133             189             10,535              4,418
                                                               ------------  ----------------  -----------------  ------------------
NET ASSETS...................................................  $  4,429,864    $  1,306,306      $  48,722,293      $  17,614,779
                                                               ============  ================  =================  ==================

NET ASSETS:
Accumulation Unit Values.....................................  $  4,429,864    $  1,306,306      $  48,722,293      $  17,614,779
                                                               ------------  ----------------  -----------------  ------------------
TOTAL NET ASSETS.............................................  $  4,429,864    $  1,306,306      $  48,722,293      $  17,614,779
                                                               ============  ================  =================  ==================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST.............  $  4,566,684    $  1,122,598      $  25,170,416      $  11,952,044

                                                               FIDELITY(R) VIP                    FRANKLIN RISING
                                                                CONTRAFUND(R)    FRANKLIN INCOME     DIVIDENDS
                                                                  PORTFOLIO         VIP FUND         VIP FUND
                                                               ---------------  ----------------  ---------------

ASSETS:
Investments in shares of the Portfolios, at fair value.......  $   22,359,343     $  6,274,377     $  1,415,028
Receivable for shares of the Portfolios sold.................             917           19,727               --
Receivable for policy-related transactions...................              18               --               20
                                                               ---------------  ----------------  ---------------
TOTAL ASSETS.................................................      22,360,278        6,294,104        1,415,048
                                                               ---------------  ----------------  ---------------

LIABILITIES:
Payable for shares of the Portfolios purchased...............              --               --               19
Payable for policy-related transactions......................             922           19,739               --
                                                               ---------------  ----------------  ---------------
TOTAL LIABILITIES............................................             922           19,739               19
                                                               ---------------  ----------------  ---------------
NET ASSETS...................................................  $   22,359,356     $  6,274,365     $  1,415,029
                                                               ===============  ================  ===============

NET ASSETS:
Accumulation Unit Values.....................................  $   22,359,356     $  6,274,365     $  1,415,029
                                                               ---------------  ----------------  ---------------
TOTAL NET ASSETS.............................................  $   22,359,356     $  6,274,365     $  1,415,029
                                                               ===============  ================  ===============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST.............  $   15,272,275     $  5,647,001     $  1,057,048

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-8

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017




                                                                  INVESCO V.I.   INVESCO V.I.   INVESCO V.I.
                                                                   DIVERSIFIED    GLOBAL CORE   GLOBAL HEALTH     INVESCO V.I.
                                                                  DIVIDEND FUND   EQUITY FUND     CARE FUND      TECHNOLOGY FUND
                                                                 --------------  -------------  --------------  ----------------

ASSETS:
Investments in shares of the Portfolios, at fair value.........    $  364,860     $   459,285    $   903,490       $  342,923
Receivable for shares of the Portfolios sold...................            --              --             53               14
Receivable for policy-related transactions.....................           222             138             --               --
                                                                 --------------  -------------  --------------  ----------------
TOTAL ASSETS...................................................       365,082         459,423        903,543          342,937
                                                                 --------------  -------------  --------------  ----------------

LIABILITIES:
Payable for shares of the Portfolios purchased.................           222             138             --               --
Payable for policy-related transactions........................            --               1             53               14
                                                                 --------------  -------------  --------------  ----------------
TOTAL LIABILITIES..............................................           222             139             53               14
                                                                 --------------  -------------  --------------  ----------------
NET ASSETS.....................................................    $  364,860     $   459,284    $   903,490       $  342,923
                                                                 ==============  =============  ==============  ================

NET ASSETS:
Accumulation Unit Values.......................................    $  364,860     $   459,284    $   903,490       $  342,923
                                                                 --------------  -------------  --------------  ----------------
TOTAL NET ASSETS...............................................    $  364,860     $   459,284    $   903,490       $  342,923
                                                                 ==============  =============  ==============  ================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST...............    $  241,411     $   336,779    $   741,315       $  247,642

                                                                                                              JANUS
                                                                  JANUS HENDERSON      JANUS HENDERSON      HENDERSON
                                                                   VIT BALANCED        VIT ENTERPRISE       VIT FORTY
                                                                     PORTFOLIO            PORTFOLIO         PORTFOLIO
                                                                 ------------------  ------------------  --------------

ASSETS:
Investments in shares of the Portfolios, at fair value.........    $   8,290,860       $   15,319,429    $   14,675,349
Receivable for shares of the Portfolios sold...................              107                  957            10,277
Receivable for policy-related transactions.....................              386                    3             2,068
                                                                 ------------------  ------------------  --------------
TOTAL ASSETS...................................................        8,291,353           15,320,389        14,687,694
                                                                 ------------------  ------------------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.................              386                   --             2,062
Payable for policy-related transactions........................              119                  960            10,278
                                                                 ------------------  ------------------  --------------
TOTAL LIABILITIES..............................................              505                  960            12,340
                                                                 ------------------  ------------------  --------------
NET ASSETS.....................................................    $   8,290,848       $   15,319,429    $   14,675,354
                                                                 ==================  ==================  ==============

NET ASSETS:
Accumulation Unit Values.......................................    $   8,290,848       $   15,319,429    $   14,675,354
                                                                 ------------------  ------------------  --------------
TOTAL NET ASSETS...............................................    $   8,290,848       $   15,319,429    $   14,675,354
                                                                 ==================  ==================  ==============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST...............    $   6,656,472       $    9,419,395    $   13,091,458




 The accompanying notes are an integral part of these financial statements.


 FSA-9

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                                 JANUS             JANUS
                                                               HENDERSON         HENDERSON
                                                              VIT GLOBAL       VIT OVERSEAS   MFS(R) UTILITIES     OPPENHEIMER
                                                          RESEARCH PORTFOLIO     PORTFOLIO         SERIES        GLOBAL FUND/VA
                                                          ------------------  --------------  ----------------  ---------------

ASSETS:
Investments in shares of the Portfolios, at fair value..    $   10,207,646     $  3,447,419     $  1,486,490      $  2,986,995
Receivable for shares of the Portfolios sold............               145            4,640               --                --
Receivable for policy-related transactions..............             1,333                3               45               275
                                                          ------------------  --------------  ----------------  ---------------
TOTAL ASSETS............................................        10,209,124        3,452,062        1,486,535         2,987,270
                                                          ------------------  --------------  ----------------  ---------------

LIABILITIES:
Payable for shares of the Portfolios purchased..........             1,315               --               45               272
Payable for policy-related transactions.................               145            4,640                1                --
                                                          ------------------  --------------  ----------------  ---------------
TOTAL LIABILITIES.......................................             1,460            4,640               46               272
                                                          ------------------  --------------  ----------------  ---------------
NET ASSETS..............................................    $   10,207,664     $  3,447,422     $  1,486,489      $  2,986,998
                                                          ==================  ==============  ================  ===============

NET ASSETS:
Accumulation Unit Values................................    $   10,207,664     $  3,447,422     $  1,486,489      $  2,986,998
                                                          ------------------  --------------  ----------------  ---------------
TOTAL NET ASSETS........................................    $   10,207,664     $  3,447,422     $  1,486,489      $  2,986,998
                                                          ==================  ==============  ================  ===============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST........    $    6,163,025     $  4,062,533     $  1,345,309      $  1,999,418


                                                           PIMCO GLOBAL
                                                          BOND PORTFOLIO
                                                            (UNHEDGED)
                                                          --------------

ASSETS:
Investments in shares of the Portfolios, at fair value..   $  2,577,711
Receivable for shares of the Portfolios sold............              1
Receivable for policy-related transactions..............            452
                                                          --------------
TOTAL ASSETS............................................      2,578,164
                                                          --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..........            451
Payable for policy-related transactions.................              1
                                                          --------------
TOTAL LIABILITIES.......................................            452
                                                          --------------
NET ASSETS..............................................   $  2,577,712
                                                          ==============

NET ASSETS:
Accumulation Unit Values................................   $  2,577,712
                                                          --------------
TOTAL NET ASSETS........................................   $  2,577,712
                                                          ==============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST........   $  2,798,146




 The accompanying notes are an integral part of these financial statements.


 FSA-10

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account.

                                                                                                          PORTFOLIO
                                                                                 SHARE CLASS**           SHARES HELD
                                                                           -----------------------      ------------
1290 VT Equity Income....................................................           Class A                  70,928
1290 VT Equity Income....................................................           Class B               1,312,882
1290 VT GAMCO Small Company Value........................................           Class B               1,220,338
1290 VT Socially Responsible.............................................           Class A                 109,312
1290 VT Socially Responsible.............................................           Class B                  29,372
All Asset Growth-Alt 20..................................................           Class B               2,735,008
AXA Aggressive Allocation................................................           Class B                  88,108
AXA Conservative Allocation..............................................           Class B                  34,889
AXA Conservative-Plus Allocation.........................................           Class B                  53,127
AXA Global Equity Managed Volatility.....................................           Class A                  52,064
AXA Large Cap Growth Managed Volatility..................................           Class B                 279,667
AXA Large Cap Value Managed Volatility...................................           Class A                  61,033
AXA Mid Cap Value Managed Volatility.....................................           Class A                 649,861
AXA Moderate Allocation..................................................           Class B                 212,084
AXA Moderate-Plus Allocation.............................................           Class B                 242,879
AXA/AB Small Cap Growth..................................................           Class A                  38,894
AXA/Janus Enterprise.....................................................           Class A                 401,080
AXA/Loomis Sayles Growth Portfolio.......................................           Class B               7,131,164
Charter(SM) Multi-Sector Bond............................................           Class A                 252,938
Charter(SM) Small Cap Growth.............................................           Class B                 778,478
Dreyfus Stock Index Fund, Inc............................................       Initial Shares              345,662
EQ/BlackRock Basic Value Equity..........................................           Class B                  43,757
EQ/Capital Guardian Research.............................................           Class A                 179,747
EQ/Core Bond Index.......................................................           Class A               1,168,389
EQ/Intermediate Government Bond..........................................           Class A                 383,863
EQ/Large Cap Value Index.................................................           Class A                 842,395
EQ/MFS International Growth..............................................           Class B               1,500,099
EQ/Mid Cap Index.........................................................           Class A                 265,294
EQ/Money Market..........................................................           Class A               8,218,049
EQ/PIMCO Ultra Short Bond................................................           Class B                 183,128
EQ/Quality Bond PLUS.....................................................           Class B                 524,596
EQ/Small Company Index...................................................           Class A                 110,144
EQ/T. Rowe Price Growth Stock............................................           Class B               1,045,912
EQ/UBS Growth & Income...................................................           Class B               1,739,568
Fidelity(R) VIP Contrafund(R) Portfolio..................................        Service Class              591,987
Franklin Income VIP Fund.................................................           Class 2                 388,026
Franklin Rising Dividends VIP Fund.......................................           Class 2                  49,720
Invesco V.I. Diversified Dividend Fund...................................          Series 1                  13,424
Invesco V.I. Global Core Equity Fund.....................................          Series 1                  42,804
Invesco V.I. Global Health Care Fund.....................................          Series 1                  34,171
Invesco V.I. Technology Fund.............................................          Series 1                  14,929




 The accompanying notes are an integral part of these financial statements.


 FSA-11

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                                                                          PORTFOLIO
                                                                                 SHARE CLASS**           SHARES HELD
                                                                           -----------------------      ------------
Janus Henderson VIT Balanced Portfolio...................................    Institutional Shares           235,068
Janus Henderson VIT Enterprise Portfolio.................................    Institutional Shares           216,836
Janus Henderson VIT Forty Portfolio......................................    Institutional Shares           287,260
Janus Henderson VIT Forty Portfolio......................................       Service Shares               85,991
Janus Henderson VIT Global Research Portfolio............................    Institutional Shares           199,368
Janus Henderson VIT Overseas Portfolio...................................       Service Shares              112,148
MFS(R) Utilities Series..................................................        Initial Class               50,389
Oppenheimer Global Fund/VA...............................................        Service Class               63,716
PIMCO Global Bond Portfolio (Unhedged)...................................    Administrative Class           209,741

** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges.

                                                        CONTRACT                            UNIT         UNITS
                                                        CHARGES*        SHARE CLASS**       VALUE     OUTSTANDING
                                                        ---------  ---------------------  ---------  ------------
1290 VT Equity Income.................................    0.60%            Class A        $   21.66       19,951
1290 VT Equity Income.................................    0.35%            Class B        $   28.63          313
1290 VT Equity Income.................................    0.35%            Class B        $   28.95       11,002
1290 VT Equity Income.................................    0.35%            Class B        $   29.54      124,723
1290 VT Equity Income.................................    0.35%            Class B        $   30.04       77,102
1290 VT Equity Income.................................    0.75%            Class B        $   24.62       69,570

1290 VT GAMCO Small Company Value.....................    0.35%            Class B        $   55.67        5,636
1290 VT GAMCO Small Company Value.....................    0.35%            Class B        $   57.88      247,197
1290 VT GAMCO Small Company Value.....................    0.35%            Class B        $   72.51       20,014
1290 VT GAMCO Small Company Value.....................    0.35%            Class B        $   76.78      284,644
1290 VT GAMCO Small Company Value.....................    0.75%            Class B        $  134.51      289,069

1290 VT Socially Responsible..........................    0.35%            Class A        $   16.11        6,490
1290 VT Socially Responsible..........................    0.35%            Class A        $   16.71       64,654
1290 VT Socially Responsible..........................    0.75%            Class A        $   17.68        8,031
1290 VT Socially Responsible..........................    0.35%            Class B        $   22.64       15,450

All Asset Growth-Alt 20...............................    0.35%            Class B        $   18.00       95,246
All Asset Growth-Alt 20...............................    0.35%            Class B        $   18.24      533,323
All Asset Growth-Alt 20...............................    0.35%            Class B        $   19.01          258
All Asset Growth-Alt 20...............................    0.35%            Class B        $   19.76      118,877
All Asset Growth-Alt 20...............................    0.75%            Class B        $   36.22    1,220,619

AXA Aggressive Allocation.............................    0.35%            Class B        $   15.14       61,974
AXA Aggressive Allocation.............................    0.75%            Class B        $   14.51        8,126

AXA Conservative Allocation...........................    0.35%            Class B        $   12.94       14,568
AXA Conservative Allocation...........................    0.75%            Class B        $   12.41       11,409





 The accompanying notes are an integral part of these financial statements.


 FSA-12

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                        CONTRACT                            UNIT         UNITS
                                                        CHARGES*        SHARE CLASS**       VALUE     OUTSTANDING
                                                        ---------  ---------------------  ---------  ------------
AXA Conservative-Plus Allocation......................    0.35%            Class B        $   13.68       26,658
AXA Conservative-Plus Allocation......................    0.75%            Class B        $   13.12       12,523

AXA Global Equity Managed Volatility..................    0.35%            Class A        $   47.29       20,614

AXA Large Cap Growth Managed Volatility...............    0.35%            Class B        $   24.76      278,232
AXA Large Cap Growth Managed Volatility...............    0.75%            Class B        $   23.57       90,991

AXA Large Cap Value Managed Volatility................    0.35%            Class A        $   19.80           10
AXA Large Cap Value Managed Volatility................    0.35%            Class A        $   20.37       56,943

AXA Mid Cap Value Managed Volatility..................    0.35%            Class A        $   27.24      426,315

AXA Moderate Allocation...............................    0.35%            Class B        $   13.81      155,348
AXA Moderate Allocation...............................    0.75%            Class B        $   13.24       67,012

AXA Moderate-Plus Allocation..........................    0.35%            Class B        $   14.64      159,719
AXA Moderate-Plus Allocation..........................    0.75%            Class B        $   14.03       32,315

AXA/AB Small Cap Growth...............................    0.35%            Class A        $   29.73       26,620

AXA/Janus Enterprise..................................    0.35%            Class A        $   20.95          790
AXA/Janus Enterprise..................................    0.35%            Class A        $   21.10      264,379
AXA/Janus Enterprise..................................    0.35%            Class A        $   32.80       46,823
AXA/Janus Enterprise..................................    0.35%            Class A        $   33.89        3,237

AXA/Loomis Sayles Growth Portfolio....................    0.35%            Class B        $   29.14      153,929
AXA/Loomis Sayles Growth Portfolio....................    0.35%            Class B        $   29.96    1,373,632
AXA/Loomis Sayles Growth Portfolio....................    0.35%            Class B        $   30.00       14,560
AXA/Loomis Sayles Growth Portfolio....................    0.35%            Class B        $   30.66      374,599
AXA/Loomis Sayles Growth Portfolio....................    0.75%            Class B        $   22.55      161,353

Charter(SM) Multi-Sector Bond.........................    0.35%            Class A        $   15.74       61,228

Charter(SM) Small Cap Growth..........................    0.35%            Class B        $   22.07        1,113
Charter(SM) Small Cap Growth..........................    0.35%            Class B        $   22.19      150,834
Charter(SM) Small Cap Growth..........................    0.35%            Class B        $   31.88       18,760
Charter(SM) Small Cap Growth..........................    0.35%            Class B        $   32.77      191,092
Charter(SM) Small Cap Growth..........................    0.75%            Class B        $   19.96       42,990

Dreyfus Stock Index Fund, Inc.........................    0.35%        Initial Shares     $   24.87       46,744
Dreyfus Stock Index Fund, Inc.........................    0.35%        Initial Shares     $   25.02      551,144
Dreyfus Stock Index Fund, Inc.........................    0.75%        Initial Shares     $   21.62      163,514

EQ/BlackRock Basic Value Equity.......................    0.35%            Class B        $   27.22       39,794

EQ/Capital Guardian Research..........................    0.35%            Class A        $   22.45       66,389
EQ/Capital Guardian Research..........................    0.35%            Class A        $   22.89        2,952
EQ/Capital Guardian Research..........................    0.35%            Class A        $   33.62       35,913
EQ/Capital Guardian Research..........................    0.60%            Class A        $   25.29       71,125
EQ/Capital Guardian Research..........................    0.75%            Class A        $   27.06        8,660





 The accompanying notes are an integral part of these financial statements.


 FSA-13

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                        CONTRACT                            UNIT         UNITS
                                                        CHARGES*        SHARE CLASS**       VALUE     OUTSTANDING
                                                        ---------  ---------------------  ---------  ------------
EQ/Core Bond Index....................................    0.35%            Class A        $   15.11       41,900
EQ/Core Bond Index....................................    0.35%            Class A        $   15.34      262,368
EQ/Core Bond Index....................................    0.35%            Class A        $   15.73        1,110
EQ/Core Bond Index....................................    0.35%            Class A        $   15.82      289,458
EQ/Core Bond Index....................................    0.60%            Class A        $   11.53        5,839
EQ/Core Bond Index....................................    0.75%            Class A        $   11.39      190,524

EQ/Intermediate Government Bond.......................    0.35%            Class A        $   13.75        1,765
EQ/Intermediate Government Bond.......................    0.35%            Class A        $   13.75      101,545
EQ/Intermediate Government Bond.......................    0.35%            Class A        $   16.11       99,444
EQ/Intermediate Government Bond.......................    0.35%            Class A        $   16.17        3,928
EQ/Intermediate Government Bond.......................    0.75%            Class A        $   18.62       44,040

EQ/Large Cap Value Index..............................    0.35%            Class A        $   26.28        3,365
EQ/Large Cap Value Index..............................    0.35%            Class A        $   27.78       61,156
EQ/Large Cap Value Index..............................    0.35%            Class A        $   27.93      211,342
EQ/Large Cap Value Index..............................    0.35%            Class A        $   27.94        4,029

EQ/MFS International Growth...........................    0.35%            Class B        $   20.79       18,952
EQ/MFS International Growth...........................    0.35%            Class B        $   22.13      204,385
EQ/MFS International Growth...........................    0.75%            Class B        $   31.66      239,646

EQ/Mid Cap Index......................................    0.35%            Class A        $   32.18        4,214
EQ/Mid Cap Index......................................    0.35%            Class A        $   33.64      117,046

EQ/Money Market.......................................    0.35%            Class A        $   10.98      210,485
EQ/Money Market.......................................    0.35%            Class A        $   10.99      393,107
EQ/Money Market.......................................    0.60%            Class A        $   10.66       44,763
EQ/Money Market.......................................    0.75%            Class A        $   10.46      106,627

EQ/PIMCO Ultra Short Bond.............................    0.35%            Class B        $   13.74          433
EQ/PIMCO Ultra Short Bond.............................    0.35%            Class B        $   13.77       37,083
EQ/PIMCO Ultra Short Bond.............................    0.35%            Class B        $   13.78        2,138
EQ/PIMCO Ultra Short Bond.............................    0.35%            Class B        $   13.86       91,980

EQ/Quality Bond PLUS..................................    0.35%            Class B        $   18.54        9,690
EQ/Quality Bond PLUS..................................    0.35%            Class B        $   18.64      110,701
EQ/Quality Bond PLUS..................................    0.75%            Class B        $   24.91       87,809

EQ/Small Company Index................................    0.35%            Class A        $   37.15       35,164

EQ/T. Rowe Price Growth Stock.........................    0.35%            Class B        $   27.34       82,328
EQ/T. Rowe Price Growth Stock.........................    0.35%            Class B        $   27.62      478,294
EQ/T. Rowe Price Growth Stock.........................    0.75%            Class B        $   55.34      601,108





 The accompanying notes are an integral part of these financial statements.


 FSA-14

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017



                                                        CONTRACT                            UNIT         UNITS
                                                        CHARGES*        SHARE CLASS**       VALUE     OUTSTANDING
                                                        ---------  ---------------------  ---------  ------------
EQ/UBS Growth & Income................................    0.35%            Class B        $   26.30        1,737
EQ/UBS Growth & Income................................    0.35%            Class B        $   26.80       55,260
EQ/UBS Growth & Income................................    0.35%            Class B        $   27.22      406,119
EQ/UBS Growth & Income................................    0.35%            Class B        $   27.83      104,937
EQ/UBS Growth & Income................................    0.75%            Class B        $   20.72      101,999

Fidelity(R) VIP Contrafund(R) Portfolio...............    0.35%         Service Class     $   33.44       33,854
Fidelity(R) VIP Contrafund(R) Portfolio...............    0.35%         Service Class     $   35.96      414,813
Fidelity(R) VIP Contrafund(R) Portfolio...............    0.75%         Service Class     $   29.92      210,879

Franklin Income VIP Fund..............................    0.35%            Class 2        $   16.57        4,792
Franklin Income VIP Fund..............................    0.35%            Class 2        $   26.12      237,138

Franklin Rising Dividends VIP Fund....................    0.35%            Class 2        $   32.90       43,009

Invesco V.I. Diversified Dividend Fund................    0.35%           Series 1        $   13.95       26,157

Invesco V.I. Global Core Equity Fund..................    0.35%           Series 1        $   20.10       22,564
Invesco V.I. Global Core Equity Fund..................    0.35%           Series 1        $   22.92          253

Invesco V.I. Global Health Care Fund..................    0.35%           Series 1        $   28.95       31,088
Invesco V.I. Global Health Care Fund..................    0.35%           Series 1        $   29.33          122

Invesco V.I. Technology Fund..........................    0.35%           Series 1        $   22.84       15,012

Janus Henderson VIT Balanced Portfolio................    0.35%     Institutional Shares  $   30.12       15,128
Janus Henderson VIT Balanced Portfolio................    0.35%     Institutional Shares  $   30.68      218,689
Janus Henderson VIT Balanced Portfolio................    0.75%     Institutional Shares  $   28.42       39,638

Janus Henderson VIT Enterprise Portfolio..............    0.35%     Institutional Shares  $   21.58       43,865
Janus Henderson VIT Enterprise Portfolio..............    0.35%     Institutional Shares  $   26.03      473,369
Janus Henderson VIT Enterprise Portfolio..............    0.75%     Institutional Shares  $   33.57       61,032

Janus Henderson VIT Forty Portfolio...................    0.35%     Institutional Shares  $   32.89       25,627
Janus Henderson VIT Forty Portfolio...................    0.35%     Institutional Shares  $   34.71      206,846
Janus Henderson VIT Forty Portfolio...................    0.75%     Institutional Shares  $   24.64      137,949
Janus Henderson VIT Forty Portfolio...................    0.35%        Service Shares     $   41.96       77,010
Janus Henderson VIT Forty Portfolio...................    0.35%        Service Shares     $   42.30          529

Janus Henderson VIT Global Research Portfolio.........    0.35%     Institutional Shares  $   15.05       33,915
Janus Henderson VIT Global Research Portfolio.........    0.35%     Institutional Shares  $   17.09      424,433
Janus Henderson VIT Global Research Portfolio.........    0.75%     Institutional Shares  $   11.64      209,801

Janus Henderson VIT Overseas Portfolio................    0.35%        Service Shares     $   27.45          835
Janus Henderson VIT Overseas Portfolio................    0.35%        Service Shares     $   27.52      124,452

MFS(R) Utilities Series...............................    0.35%         Initial Class     $   46.80          195
MFS(R) Utilities Series...............................    0.35%         Initial Class     $   48.83       30,254





 The accompanying notes are an integral part of these financial statements.


 FSA-15

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2017



                                                        CONTRACT                            UNIT         UNITS
                                                        CHARGES*        SHARE CLASS**       VALUE     OUTSTANDING
                                                        ---------  ---------------------  ---------  ------------
Oppenheimer Global Fund/VA............................    0.35%         Service Class     $   39.75       75,139

PIMCO Global Bond Portfolio (Unhedged)................    0.35%     Administrative Class  $   21.30        2,105
PIMCO Global Bond Portfolio (Unhedged)................    0.35%     Administrative Class  $   22.46       38,743
PIMCO Global Bond Portfolio (Unhedged)................    0.35%     Administrative Class  $   23.30       71,004
PIMCO Global Bond Portfolio (Unhedged)................    0.35%     Administrative Class  $   23.38          359

* Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Option.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.





 The accompanying notes are an integral part of these financial statements.


 FSA-16

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                            1290 VT GAMCO
                                                          1290 VT EQUITY    SMALL COMPANY    1290 VT SOCIALLY     ALL ASSET
                                                              INCOME*          VALUE*          RESPONSIBLE*    GROWTH-ALT 20*
                                                             1/1/2017         1/1/2017           1/1/2017         1/1/2017
                                                                TO               TO                 TO               TO
                                                            12/31/2017       12/31/2017         12/31/2017       12/31/2017
                                                          ---------------  ----------------  ----------------  --------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $    132,795     $     438,404       $   16,011      $    823,624

   EXPENSES:
     Asset-based charges................................         36,578           404,725            6,053           368,189
                                                          ---------------  ----------------  ----------------  --------------
Net investment income (loss)............................         96,217            33,679            9,958           455,435
                                                          ---------------  ----------------  ----------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         58,611         3,141,561           41,590           721,342
   Realized gain distribution from the portfolios.......        591,664         5,270,417          227,780         1,160,146
                                                          ---------------  ----------------  ----------------  --------------
Net realized gain (loss) on investments.................        650,275         8,411,978          269,370         1,881,488
Net change in unrealized appreciation (depreciation)
   of investments.......................................        433,385         2,205,093            7,494         5,607,828
                                                          ---------------  ----------------  ----------------  --------------
Net realized and unrealized gain (loss) on investments..      1,083,660        10,617,071          276,864         7,489,316
                                                          ---------------  ----------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $  1,179,877     $  10,650,750       $  286,822      $  7,944,751
                                                          ===============  ================  ================  ==============


                                                           AXA AGGRESSIVE    AXA CONSERVATIVE
                                                             ALLOCATION*        ALLOCATION*
                                                              1/1/2017           1/1/2017
                                                                 TO                 TO
                                                             12/31/2017         12/31/2017
                                                          ----------------  ------------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................     $   14,868          $  3,739

   EXPENSES:
     Asset-based charges................................          3,762             1,862
                                                          ----------------  ------------------
Net investment income (loss)............................         11,106             1,877
                                                          ----------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................          5,605            (1,228)
   Realized gain distribution from the portfolios.......         32,863             8,099
                                                          ----------------  ------------------
Net realized gain (loss) on investments.................         38,468             6,871
Net change in unrealized appreciation (depreciation)
   of investments.......................................        111,520             6,546
                                                          ----------------  ------------------
Net realized and unrealized gain (loss) on investments..        149,988            13,417
                                                          ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................     $  161,094          $ 15,294
                                                          ================  ==================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-17

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                                    AXA LARGE CAP     AXA LARGE CAP
                                                          AXA CONSERVATIVE-   AXA GLOBAL EQUITY    GROWTH MANAGED     VALUE MANAGED
                                                          PLUS ALLOCATION*   MANAGED VOLATILITY*     VOLATILITY*       VOLATILITY*
                                                              1/1/2017            1/1/2017            1/1/2017          1/1/2017
                                                                 TO                  TO                  TO                TO
                                                             12/31/2017          12/31/2017          12/31/2017        12/31/2017
                                                          -----------------  -------------------  -----------------  ---------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................      $   6,224          $   10,120         $     40,959       $   16,849

   EXPENSES:
     Asset-based charges................................          2,449               3,313               37,134            3,977
                                                          -----------------  -------------------  -----------------  ---------------
Net investment income (loss)............................          3,775               6,807                3,825           12,872
                                                          -----------------  -------------------  -----------------  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................            674              49,110              357,951           58,480
   Realized gain distribution from the portfolios.......         16,736                  --              679,634               --
                                                          -----------------  -------------------  -----------------  ---------------
Net realized gain (loss) on investments.................         17,410              49,110            1,037,585           58,480
Net change in unrealized appreciation (depreciation)
   of investments.......................................         19,930             159,614            1,057,921           72,512
                                                          -----------------  -------------------  -----------------  ---------------
Net realized and unrealized gain (loss) on investments..         37,340             208,724            2,095,506          130,992
                                                          -----------------  -------------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................      $  41,115          $  215,531         $  2,099,331       $  143,864
                                                          =================  ===================  =================  ===============

                                                            AXA MID CAP
                                                           VALUE MANAGED    AXA MODERATE
                                                            VOLATILITY*      ALLOCATION*
                                                             1/1/2017         1/1/2017
                                                                TO               TO
                                                            12/31/2017       12/31/2017
                                                          ---------------  --------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $    117,872      $   37,193

   EXPENSES:
     Asset-based charges................................         39,700          13,904
                                                          ---------------  --------------
Net investment income (loss)............................         78,172          23,289
                                                          ---------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................        556,537          11,464
   Realized gain distribution from the portfolios.......        713,401         100,466
                                                          ---------------  --------------
Net realized gain (loss) on investments.................      1,269,938         111,930
Net change in unrealized appreciation (depreciation)
   of investments.......................................        (65,153)        162,287
                                                          ---------------  --------------
Net realized and unrealized gain (loss) on investments..      1,204,785         274,217
                                                          ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $  1,282,957      $  297,506
                                                          ===============  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-18

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                  AXA/AB                     AXA/LOOMIS
                                                            AXA MODERATE-PLUS    SMALL CAP    AXA/JANUS        SAYLES
                                                               ALLOCATION*        GROWTH*    ENTREPRISE*       GROWTH*
                                                                1/1/2017         1/1/2017     1/1/2017        1/1/2017
                                                                   TO               TO           TO              TO
                                                               12/31/2017       12/31/2017   12/31/2017      12/31/2017
                                                          -------------------  -----------  -------------  --------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................      $   37,027        $   1,994   $         --   $      95,378

   EXPENSES:
     Asset-based charges................................          10,998            2,703         23,475         210,634
                                                          -------------------  -----------  -------------  --------------
Net investment income (loss)............................          26,029             (709)       (23,475)       (115,256)
                                                          -------------------  -----------  -------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................          15,855           24,434         49,478       1,239,110
   Realized gain distribution from the portfolios.......         117,206           64,996        729,273       1,500,978
                                                          -------------------  -----------  -------------  --------------
Net realized gain (loss) on investments.................         133,061           89,430        778,751       2,740,088
Net change in unrealized appreciation (depreciation)
   of investments.......................................         199,631           67,614        861,702      13,712,639
                                                          -------------------  -----------  -------------  --------------
Net realized and unrealized gain (loss) on investments..         332,692          157,044      1,640,453      16,452,727
                                                          -------------------  -----------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................      $  358,721        $ 156,335   $  1,616,978   $  16,337,471
                                                          ===================  ===========  =============  ==============

                                                           CHARTER(SM)   CHARTER(SM)
                                                          MULTI-SECTOR    SMALL CAP
                                                              BOND*        GROWTH*
                                                            1/1/2017      1/1/2017
                                                               TO            TO
                                                           12/31/2017    12/31/2017
                                                          ------------  ------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $  15,658    $    268,652

   EXPENSES:
     Asset-based charges................................       3,453          39,323
                                                          ------------  ------------
Net investment income (loss)............................      12,205         229,329
                                                          ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................      (3,493)        469,315
   Realized gain distribution from the portfolios.......          --         241,530
                                                          ------------  ------------
Net realized gain (loss) on investments.................      (3,493)        710,845
Net change in unrealized appreciation (depreciation)
   of investments.......................................       9,754       1,287,849
                                                          ------------  ------------
Net realized and unrealized gain (loss) on investments..       6,261       1,998,694
                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $  18,466    $  2,228,023
                                                          ============  ============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-19

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                            EQ/BLACKROCK
                                                            DREYFUS STOCK    BASIC VALUE         EQ/CAPITAL       EQ/CORE BOND
                                                          INDEX FUND, INC.     EQUITY*       GUARDIAN RESEARCH*      INDEX*
                                                              1/1/2017        1/1/2017            1/1/2017          1/1/2017
                                                                 TO              TO                  TO                TO
                                                             12/31/2017      12/31/2017          12/31/2017        12/31/2017
                                                          ----------------  --------------  -------------------  ---------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................    $    297,046      $  14,621         $     35,359       $  182,460

   EXPENSES:
     Asset-based charges................................          74,187          3,533               21,728           51,076
                                                          ----------------  --------------  -------------------  ---------------
Net investment income (loss)............................         222,859         11,088               13,631          131,384
                                                          ----------------  --------------  -------------------  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         595,040         25,630              390,555            8,861
   Realized gain distribution from the portfolios.......         410,087             --              253,227               --
                                                          ----------------  --------------  -------------------  ---------------
Net realized gain (loss) on investments.................       1,005,127         25,630              643,782            8,861
Net change in unrealized appreciation (depreciation)
   of investments.......................................       2,094,746         41,002              387,008          (12,713)
                                                          ----------------  --------------  -------------------  ---------------
Net realized and unrealized gain (loss) on investments..       3,099,873         66,632            1,030,790           (3,852)
                                                          ----------------  --------------  -------------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................    $  3,322,732      $  77,720         $  1,044,421       $  127,532
                                                          ================  ==============  ===================  ===============

                                                           EQ/INTERMEDIATE
                                                             GOVERNMENT     EQ/LARGE CAP
                                                                BOND*       VALUE INDEX*
                                                              1/1/2017        1/1/2017
                                                                 TO              TO
                                                             12/31/2017      12/31/2017
                                                          ----------------  -------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................     $   33,279      $  138,481

   EXPENSES:
     Asset-based charges................................         17,753          25,899
                                                          ----------------  -------------
Net investment income (loss)............................         15,526         112,582
                                                          ----------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................          6,945         300,464
   Realized gain distribution from the portfolios.......          2,241         250,050
                                                          ----------------  -------------
Net realized gain (loss) on investments.................          9,186         550,514
Net change in unrealized appreciation (depreciation)
   of investments.......................................        (27,382)        230,016
                                                          ----------------  -------------
Net realized and unrealized gain (loss) on investments..        (18,196)        780,530
                                                          ----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................     $   (2,670)     $  893,112
                                                          ================  =============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-20

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017



                                                             EQ/MFS
                                                          INTERNATIONAL   EQ/MID CAP    EQ/MONEY        EQ/PIMCO        EQ/QUALITY
                                                             GROWTH*        INDEX*       MARKET*    ULTRA SHORT BOND*   BOND PLUS*
                                                            1/1/2017       1/1/2017     1/1/2017        1/1/2017         1/1/2017
                                                               TO             TO           TO              TO               TO
                                                           12/31/2017     12/31/2017   12/31/2017      12/31/2017       12/31/2017
                                                          -------------  ------------  ----------  ------------------  ------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................  $     92,108    $   35,375    $ 34,664       $  23,000        $   53,842

   EXPENSES:
     Asset-based charges................................        69,141        13,969      35,987           6,472            25,533
                                                          -------------  ------------  ----------  ------------------  ------------
Net investment income (loss)............................        22,967        21,406      (1,323)         16,528            28,309
                                                          -------------  ------------  ----------  ------------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................       369,761       222,900          (1)            621           (15,151)
   Realized gain distribution from the portfolios.......       416,215       340,665         178              --                --
                                                          -------------  ------------  ----------  ------------------  ------------
Net realized gain (loss) on investments.................       785,976       563,565         177             621           (15,151)
Net change in unrealized appreciation (depreciation)
   of investments.......................................     2,346,421       (20,640)         92          11,094            28,495
                                                          -------------  ------------  ----------  ------------------  ------------
Net realized and unrealized gain (loss) on investments..     3,132,397       542,925         269          11,715            13,344
                                                          -------------  ------------  ----------  ------------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................  $  3,155,364    $  564,331    $ (1,054)      $  28,243        $   41,653
                                                          =============  ============  ==========  ==================  ============


                                                              EQ/SMALL
                                                           COMPANY INDEX*
                                                              1/1/2017
                                                                 TO
                                                             12/31/2017
                                                          ----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................     $   13,019

   EXPENSES:
     Asset-based charges................................          4,278
                                                          ----------------
Net investment income (loss)............................          8,741
                                                          ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         10,989
   Realized gain distribution from the portfolios.......         94,897
                                                          ----------------
Net realized gain (loss) on investments.................        105,886
Net change in unrealized appreciation (depreciation)
   of investments.......................................         43,304
                                                          ----------------
Net realized and unrealized gain (loss) on investments..        149,190
                                                          ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................     $  157,931
                                                          ================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-21

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                                FIDELITY(R) VIP
                                                          EQ/T.ROWE PRICE     EQ/UBS GROWTH &    CONTRAFUND(R)   FRANKLIN INCOME
                                                           GROWTH STOCK*          INCOME*          PORTFOLIO        VIP FUND
                                                             1/1/2017            1/1/2017          1/1/2017         1/1/2017
                                                                TO                  TO                TO               TO
                                                            12/31/2017          12/31/2017        12/31/2017       12/31/2017
                                                          ----------------  ------------------  ---------------  ----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $          --       $     46,793     $     192,444      $   261,614

   EXPENSES:
     Asset-based charges................................         281,472             68,463            99,367           21,921
                                                          ----------------  ------------------  ---------------  ----------------
Net investment income (loss)............................        (281,472)           (21,670)           93,077          239,693
                                                          ----------------  ------------------  ---------------  ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................       2,254,183            750,872           727,714           57,814
   Realized gain distribution from the portfolios.......       3,960,004          1,063,871         1,142,746               --
                                                          ----------------  ------------------  ---------------  ----------------
Net realized gain (loss) on investments.................       6,214,187          1,814,743         1,870,460           57,814
Net change in unrealized appreciation (depreciation)
   of investments.......................................       6,523,744          1,435,072         2,163,507          258,372
                                                          ----------------  ------------------  ---------------  ----------------
Net realized and unrealized gain (loss) on investments..      12,737,931          3,249,815         4,033,967          316,186
                                                          ----------------  ------------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $  12,456,459       $  3,228,145     $   4,127,044      $   555,879
                                                          ================  ==================  ===============  ================

                                                          FRANKLIN RISING   INVESCO V.I.
                                                             DIVIDENDS       DIVERSIFIED
                                                             VIP FUND       DIVIDEND FUND
                                                             1/1/2017         1/1/2017
                                                                TO               TO
                                                            12/31/2017       12/31/2017
                                                          ---------------  --------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................    $   20,374       $    6,177

   EXPENSES:
     Asset-based charges................................         4,661            1,340
                                                          ---------------  --------------
Net investment income (loss)............................        15,713            4,837
                                                          ---------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................        24,033           24,481
   Realized gain distribution from the portfolios.......        48,529           12,662
                                                          ---------------  --------------
Net realized gain (loss) on investments.................        72,562           37,143
Net change in unrealized appreciation (depreciation)
   of investments.......................................       157,996          (11,798)
                                                          ---------------  --------------
Net realized and unrealized gain (loss) on investments..       230,558           25,345
                                                          ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................    $  246,271       $   30,182
                                                          ===============  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-22

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017



                                                          INVESCO V.I.   INVESCO V.I.                      JANUS HENDERSON
                                                           GLOBAL CORE   GLOBAL HEALTH    INVESCO V.I.      VIT BALANCED
                                                           EQUITY FUND     CARE FUND     TECHNOLOGY FUND      PORTFOLIO
                                                            1/1/2017       1/1/2017         1/1/2017          1/1/2017
                                                               TO             TO               TO                TO
                                                           12/31/2017     12/31/2017       12/31/2017        12/31/2017
                                                          ------------  --------------  ----------------  -----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................    $  5,086      $    3,352        $     --        $    128,992

   EXPENSES:
     Asset-based charges................................       1,543           3,132           1,122              32,630
                                                          ------------  --------------  ----------------  -----------------
Net investment income (loss)............................       3,543             220          (1,122)             96,362
                                                          ------------  --------------  ----------------  -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................      14,746          11,817           6,367             178,295
   Realized gain distribution from the portfolios.......          --          46,565          16,932              16,424
                                                          ------------  --------------  ----------------  -----------------
Net realized gain (loss) on investments.................      14,746          58,382          23,299             194,719
Net change in unrealized appreciation (depreciation)
   of investments.......................................      71,383          64,855          69,201           1,045,395
                                                          ------------  --------------  ----------------  -----------------
Net realized and unrealized gain (loss) on investments..      86,129         123,237          92,500           1,240,114
                                                          ------------  --------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................    $ 89,672      $  123,457        $ 91,378        $  1,336,476
                                                          ============  ==============  ================  =================

                                                           JANUS HENDERSON      JANUS HENDERSON
                                                           VIT ENTERPRISE          VIT FORTY
                                                              PORTFOLIO            PORTFOLIO
                                                              1/1/2017             1/1/2017
                                                                 TO                   TO
                                                             12/31/2017           12/31/2017
                                                          ------------------  -----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................    $      36,131        $         --

   EXPENSES:
     Asset-based charges................................           57,337              61,406
                                                          ------------------  -----------------
Net investment income (loss)............................          (21,206)            (61,406)
                                                          ------------------  -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................          503,156              68,009
   Realized gain distribution from the portfolios.......          893,769             750,197
                                                          ------------------  -----------------
Net realized gain (loss) on investments.................        1,396,925             818,206
Net change in unrealized appreciation (depreciation)
   of investments.......................................        1,995,423           2,772,442
                                                          ------------------  -----------------
Net realized and unrealized gain (loss) on investments..        3,392,348           3,590,648
                                                          ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................    $   3,371,142        $  3,529,242
                                                          ==================  =================




 The accompanying notes are an integral part of these financial statements.


 FSA-23

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                           JANUS
                                                                         HENDERSON       JANUS
                                                                        VIT GLOBAL     HENDERSON                       OPPENHEIMER
                                                                         RESEARCH    VIT OVERSEAS   MFS(R) UTILITIES     GLOBAL
                                                                         PORTFOLIO     PORTFOLIO         SERIES          FUND/VA
                                                                         1/1/2017      1/1/2017         1/1/2017        1/1/2017
                                                                            TO            TO               TO              TO
                                                                        12/31/2017    12/31/2017       12/31/2017      12/31/2017
                                                                       ------------  -------------  ----------------  -------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios...................................  $     78,507   $    51,825      $   64,463      $   19,710

   EXPENSES:
     Asset-based charges.............................................        42,758        11,407           5,244           9,415
                                                                       ------------  -------------  ----------------  -------------
Net investment income (loss).........................................        35,749        40,418          59,219          10,295
                                                                       ------------  -------------  ----------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments...............................       476,481      (139,344)         16,918          58,732
   Realized gain distribution from the portfolios....................            --            --              --              --
                                                                       ------------  -------------  ----------------  -------------
Net realized gain (loss) on investments..............................       476,481      (139,344)         16,918          58,732
Net change in unrealized appreciation (depreciation) of investments..     1,713,460       946,000         124,806         744,209
                                                                       ------------  -------------  ----------------  -------------
Net realized and unrealized gain (loss) on investments...............     2,189,941       806,656         141,724         802,941
                                                                       ------------  -------------  ----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......  $  2,225,690   $   847,074      $  200,943      $  813,236
                                                                       ============  =============  ================  =============



                                                                        PIMCO GLOBAL
                                                                       BOND PORTFOLIO
                                                                         (UNHEDGED)
                                                                          1/1/2017
                                                                             TO
                                                                         12/31/2017
                                                                       ---------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios...................................    $   51,217

   EXPENSES:
     Asset-based charges.............................................         9,114
                                                                       ---------------
Net investment income (loss).........................................        42,103
                                                                       ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments...............................       (51,441)
   Realized gain distribution from the portfolios....................            --
                                                                       ---------------
Net realized gain (loss) on investments..............................       (51,441)
Net change in unrealized appreciation (depreciation) of investments..       216,803
                                                                       ---------------
Net realized and unrealized gain (loss) on investments...............       165,362
                                                                       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......    $  207,465
                                                                       ===============




 The accompanying notes are an integral part of these financial statements.


 FSA-24

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                              1290 VT GAMCO
                                                            1290 VT EQUITY    SMALL COMPANY    1290 VT SOCIALLY      ALL ASSET
                                                                INCOME*          VALUE*          RESPONSIBLE*     GROWTH-ALT 20*
                                                               1/1/2017         1/1/2017           1/1/2017          1/1/2017
                                                                  TO               TO                 TO                TO
                                                              12/31/2017       12/31/2017         12/31/2017        12/31/2017
                                                            --------------  -----------------  -----------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $      96,217     $      33,679      $      9,958     $     455,435
Net realized gain (loss) on investments...................        650,275         8,411,978           269,370         1,881,488
Net change in unrealized appreciation (depreciation)
   of investments.........................................        433,385         2,205,093             7,494         5,607,828
                                                            --------------  -----------------  -----------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................      1,179,877        10,650,750           286,822         7,944,751
                                                            --------------  -----------------  -----------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        477,748         3,105,758            87,011         4,777,011
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (724,685)       (2,341,940)          (15,757)       (1,488,598)
Redemptions for contract benefits and terminations........       (452,321)       (4,237,105)          (76,508)       (3,382,741)
Contract maintenance charges..............................       (511,188)       (3,224,618)          (90,981)       (4,224,747)
                                                            --------------  -----------------  -----------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (1,210,446)       (6,697,905)          (96,235)       (4,319,075)
                                                            --------------  -----------------  -----------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --                --                --                --
                                                            --------------  -----------------  -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (30,569)        3,952,845           190,587         3,625,676

Net Assets - Beginning of Year............................      8,503,744        72,859,473         1,486,018        54,382,953
                                                            --------------  -----------------  -----------------  --------------
Net Assets - End of Year..................................  $   8,473,175     $  76,812,318      $  1,676,605     $  58,008,629
                                                            ==============  =================  =================  ==============


                                                             AXA AGGRESSIVE    AXA CONSERVATIVE
                                                               ALLOCATION*        ALLOCATION*
                                                                1/1/2017           1/1/2017
                                                                   TO                 TO
                                                               12/31/2017         12/31/2017
                                                            ----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $     11,106        $    1,877
Net realized gain (loss) on investments...................          38,468             6,871
Net change in unrealized appreciation (depreciation)
   of investments.........................................         111,520             6,546
                                                            ----------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................         161,094            15,294
                                                            ----------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          81,124            28,864
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          25,743            (5,129)
Redemptions for contract benefits and terminations........         (13,265)          (40,245)
Contract maintenance charges..............................         (57,740)          (36,497)
                                                            ----------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................          35,862           (53,007)
                                                            ----------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                --
                                                            ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         196,956           (37,713)

Net Assets - Beginning of Year............................         859,211           367,840
                                                            ----------------  ------------------
Net Assets - End of Year..................................    $  1,056,167        $  330,127
                                                            ================  ==================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-25

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                                        AXA LARGE CAP
                                                             AXA CONSERVATIVE-    AXA GLOBAL EQUITY    GROWTH MANAGED
                                                             PLUS ALLOCATION*    MANAGED VOLATILITY*     VOLATILITY*
                                                                 1/1/2017             1/1/2017            1/1/2017
                                                                    TO                   TO                  TO
                                                                12/31/2017           12/31/2017          12/31/2017
                                                            ------------------  --------------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................      $    3,775          $     6,807         $      3,825
Net realized gain (loss) on investments...................          17,410               49,110            1,037,585
Net change in unrealized appreciation (depreciation)
   of investments.........................................          19,930              159,614            1,057,921
                                                            ------------------  --------------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................          41,115              215,531            2,099,331
                                                            ------------------  --------------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          44,905               47,811              558,448
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (12,567)             (37,461)            (191,883)
Redemptions for contract benefits and terminations........          (4,974)             (96,669)            (459,635)
Contract maintenance charges..............................         (43,396)             (48,679)            (530,911)
                                                            ------------------  --------------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (16,032)            (134,998)            (623,981)
                                                            ------------------  --------------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                   --                   --
                                                            ------------------  --------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          25,083               80,533            1,475,350

Net Assets - Beginning of Year............................         503,993              894,233            7,558,830
                                                            ------------------  --------------------  ----------------
Net Assets - End of Year..................................      $  529,076          $   974,766         $  9,034,180
                                                            ==================  ====================  ================

                                                             AXA LARGE CAP     AXA MID CAP
                                                             VALUE MANAGED    VALUE MANAGED    AXA MODERATE
                                                              VOLATILITY*      VOLATILITY*      ALLOCATION*
                                                               1/1/2017         1/1/2017         1/1/2017
                                                                  TO               TO               TO
                                                              12/31/2017       12/31/2017       12/31/2017
                                                            ---------------  ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     12,872    $      78,172     $     23,289
Net realized gain (loss) on investments...................         58,480        1,269,938          111,930
Net change in unrealized appreciation (depreciation)
   of investments.........................................         72,512          (65,153)         162,287
                                                            ---------------  ---------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................        143,864        1,282,957          297,506
                                                            ---------------  ---------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         70,545          715,566          219,879
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (83,801)        (421,433)          (4,380)
Redemptions for contract benefits and terminations........        (42,258)        (577,768)        (157,761)
Contract maintenance charges..............................        (55,118)        (636,115)        (190,950)
                                                            ---------------  ---------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (110,632)        (919,750)        (133,212)
                                                            ---------------  ---------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --               --               --
                                                            ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         33,232          363,207          164,294

Net Assets - Beginning of Year............................      1,126,845       11,249,994        2,869,156
                                                            ---------------  ---------------  --------------
Net Assets - End of Year..................................   $  1,160,077    $  11,613,201     $  3,033,450
                                                            ===============  ===============  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-26

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                   AXA/AB
                                                             AXA MODERATE-PLUS    SMALL CAP     AXA/JANUS     AXA/LOOMIS
                                                                ALLOCATION*        GROWTH*     ENTREPRISE*  SAYLES GROWTH*
                                                                 1/1/2017         1/1/2017      1/1/2017       1/1/2017
                                                                    TO               TO            TO             TO
                                                                12/31/2017       12/31/2017    12/31/2017     12/31/2017
                                                            -------------------  -----------  ------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $     26,029      $     (709)  $   (23,475)  $    (115,256)
Net realized gain (loss) on investments...................          133,061          89,430       778,751       2,740,088
Net change in unrealized appreciation (depreciation)
   of investments.........................................          199,631          67,614       861,702      13,712,639
                                                            -------------------  -----------  ------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................          358,721         156,335     1,616,978      16,337,471
                                                            -------------------  -----------  ------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          361,006          38,015       490,198       3,275,659
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          (12,261)        (32,227)     (168,067)     (1,452,788)
Redemptions for contract benefits and terminations........         (139,783)        (84,871)     (335,122)     (3,022,643)
Contract maintenance charges..............................         (243,407)        (39,554)     (391,326)     (3,493,291)
                                                            -------------------  -----------  ------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................          (34,445)       (118,637)     (404,317)     (4,693,063)
                                                            -------------------  -----------  ------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --              --            --              --
                                                            -------------------  -----------  ------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          324,276          37,698     1,212,661      11,644,408

Net Assets - Beginning of Year............................        2,466,837         753,659     6,027,061      49,555,604
                                                            -------------------  -----------  ------------  --------------
Net Assets - End of Year..................................     $  2,791,113      $  791,357   $ 7,239,722   $  61,200,012
                                                            ===================  ===========  ============  ==============

                                                                                  CHARTER(SM)
                                                            CHARTER(SM) MULTI-     SMALL CAP
                                                               SECTOR BOND*         GROWTH*
                                                                 1/1/2017          1/1/2017
                                                                    TO                TO
                                                                12/31/2017        12/31/2017
                                                            ------------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $     12,205     $     229,329
Net realized gain (loss) on investments...................           (3,493)          710,845
Net change in unrealized appreciation (depreciation)
   of investments.........................................            9,754         1,287,849
                                                            ------------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................           18,466         2,228,023
                                                            ------------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................           94,256           765,453
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          (21,968)         (358,991)
Redemptions for contract benefits and terminations........          (60,792)         (609,688)
Contract maintenance charges..............................          (67,217)         (681,174)
                                                            ------------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................          (55,721)         (884,400)
                                                            ------------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                --
                                                            ------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          (37,255)        1,343,623

Net Assets - Beginning of Year............................        1,001,216         9,745,416
                                                            ------------------  --------------
Net Assets - End of Year..................................     $    963,961     $  11,089,039
                                                            ==================  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-27

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                               EQ/BLACKROCK
                                                              DREYFUS STOCK     BASIC VALUE        EQ/CAPITAL       EQ/CORE BOND
                                                            INDEX FUND, INC.      EQUITY*      GUARDIAN RESEARCH*      INDEX*
                                                                1/1/2017         1/1/2017           1/1/2017          1/1/2017
                                                                   TO               TO                 TO                TO
                                                               12/31/2017       12/31/2017         12/31/2017        12/31/2017
                                                            ----------------  --------------  -------------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     222,859     $     11,088       $     13,631     $     131,384
Net realized gain (loss) on investments...................       1,005,127           25,630            643,782             8,861
Net change in unrealized appreciation (depreciation)
   of investments.........................................       2,094,746           41,002            387,008           (12,713)
                                                            ----------------  --------------  -------------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................       3,322,732           77,720          1,044,421           127,532
                                                            ----------------  --------------  -------------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         891,558           69,181            257,901         1,091,449
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (80,553)         (19,591)          (324,791)         (283,402)
Redemptions for contract benefits and terminations........      (1,067,134)         (30,817)          (300,395)         (917,840)
Contract maintenance charges..............................        (970,460)         (50,201)          (258,846)         (938,413)
                                                            ----------------  --------------  -------------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (1,226,589)         (31,428)          (626,131)       (1,048,206)
                                                            ----------------  --------------  -------------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --               --                 --                --
                                                            ----------------  --------------  -------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       2,096,143           46,292            418,290          (920,674)

Net Assets - Beginning of Year............................      16,388,873        1,036,941          4,380,121        12,411,399
                                                            ----------------  --------------  -------------------  --------------
Net Assets - End of Year..................................   $  18,485,016     $  1,083,233       $  4,798,411     $  11,490,725
                                                            ================  ==============  ===================  ==============

                                                             EQ/INTERMEDIATE
                                                               GOVERNMENT      EQ/LARGE CAP
                                                                  BOND*        VALUE INDEX*
                                                                1/1/2017         1/1/2017
                                                                   TO               TO
                                                               12/31/2017       12/31/2017
                                                            ----------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $     15,526     $    112,582
Net realized gain (loss) on investments...................           9,186          550,514
Net change in unrealized appreciation (depreciation)
   of investments.........................................         (27,382)         230,016
                                                            ----------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................          (2,670)         893,112
                                                            ----------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         421,309          439,891
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (144,569)          89,075
Redemptions for contract benefits and terminations........        (204,509)        (536,981)
Contract maintenance charges..............................        (376,028)        (420,161)
                                                            ----------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (303,797)        (428,176)
                                                            ----------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --               --
                                                            ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (306,467)         464,936

Net Assets - Beginning of Year............................       4,212,464        7,338,308
                                                            ----------------  --------------
Net Assets - End of Year..................................    $  3,905,997     $  7,803,244
                                                            ================  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-28

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                EQ/MFS
                                                             INTERNATIONAL  EQ/MID CAP      EQ/MONEY         EQ/PIMCO
                                                                GROWTH*       INDEX*         MARKET*     ULTRA SHORT BOND*
                                                               1/1/2017      1/1/2017       1/1/2017         1/1/2017
                                                                  TO            TO             TO               TO
                                                              12/31/2017    12/31/2017     12/31/2017       12/31/2017
                                                            --------------  ------------  -------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $      22,967   $    21,406   $     (1,323)    $     16,528
Net realized gain (loss) on investments...................        785,976       563,565            177              621
Net change in unrealized appreciation (depreciation)
   of investments.........................................      2,346,421       (20,640)            92           11,094
                                                            --------------  ------------  -------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................      3,155,364       564,331         (1,054)          28,243
                                                            --------------  ------------  -------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        756,561       193,339        996,278          181,968
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (446,811)     (114,032)     2,438,784          (58,218)
Redemptions for contract benefits and terminations........       (814,288)     (293,670)    (2,960,343)         (61,038)
Contract maintenance charges..............................       (676,069)     (185,289)      (817,980)        (138,037)
                                                            --------------  ------------  -------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (1,180,607)     (399,652)      (343,261)         (75,325)
                                                            --------------  ------------  -------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --            --             --               --
                                                            --------------  ------------  -------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      1,974,757       164,679       (344,315)         (47,082)

Net Assets - Beginning of Year............................     10,528,580     3,907,865      8,566,634        1,867,917
                                                            --------------  ------------  -------------  -----------------
Net Assets - End of Year..................................  $  12,503,337   $ 4,072,544   $  8,222,319     $  1,820,835
                                                            ==============  ============  =============  =================


                                                            EQ/QUALITY        EQ/SMALL
                                                            BOND PLUS*     COMPANY INDEX*
                                                             1/1/2017         1/1/2017
                                                                TO               TO
                                                            12/31/2017       12/31/2017
                                                            ------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $    28,309     $      8,741
Net realized gain (loss) on investments...................      (15,151)         105,886
Net change in unrealized appreciation (depreciation)
   of investments.........................................       28,495           43,304
                                                            ------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................       41,653          157,931
                                                            ------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................      426,823           65,004
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................     (181,836)          (5,838)
Redemptions for contract benefits and terminations........     (337,495)         (40,426)
Contract maintenance charges..............................     (379,311)         (63,335)
                                                            ------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (471,819)         (44,595)
                                                            ------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................           --               --
                                                            ------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................     (430,166)         113,336

Net Assets - Beginning of Year............................    4,860,030        1,192,970
                                                            ------------  ----------------
Net Assets - End of Year..................................  $ 4,429,864     $  1,306,306
                                                            ============  ================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-29

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                                   FIDELITY(R) VIP
                                                             EQ/T.ROWE PRICE     EQ/UBS GROWTH &    CONTRAFUND(R)    FRANKLIN INCOME
                                                              GROWTH STOCK*          INCOME*          PORTFOLIO         VIP FUND
                                                                1/1/2017            1/1/2017          1/1/2017          1/1/2017
                                                                   TO                  TO                TO                TO
                                                               12/31/2017          12/31/2017        12/31/2017        12/31/2017
                                                            -----------------  ------------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $    (281,472)     $      (21,670)   $      93,077      $    239,693
Net realized gain (loss) on investments...................        6,214,187           1,814,743        1,870,460            57,814
Net change in unrealized appreciation (depreciation)
   of investments.........................................        6,523,744           1,435,072        2,163,507           258,372
                                                            -----------------  ------------------  ---------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................       12,456,459           3,228,145        4,127,044           555,879
                                                            -----------------  ------------------  ---------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        2,592,834           1,107,301        1,282,609           539,003
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (1,113,156)           (424,006)        (467,550)         (177,785)
Redemptions for contract benefits and terminations........       (2,377,143)         (1,218,903)      (1,582,358)         (410,059)
Contract maintenance charges..............................       (2,329,380)         (1,223,083)      (1,287,176)         (368,466)
                                                            -----------------  ------------------  ---------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (3,226,845)         (1,758,691)      (2,054,475)         (417,307)
                                                            -----------------  ------------------  ---------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                  --               --                --
                                                            -----------------  ------------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        9,229,614           1,469,454        2,072,569           138,572

Net Assets - Beginning of Year............................       39,492,679          16,145,325       20,286,787         6,135,793
                                                            -----------------  ------------------  ---------------  ----------------
Net Assets - End of Year..................................    $  48,722,293      $   17,614,779    $  22,359,356      $  6,274,365
                                                            =================  ==================  ===============  ================

                                                            FRANKLIN RISING   INVESCO V.I.
                                                               DIVIDENDS       DIVERSIFIED
                                                               VIP FUND       DIVIDEND FUND
                                                               1/1/2017         1/1/2017
                                                                  TO               TO
                                                              12/31/2017       12/31/2017
                                                            ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     15,713      $    4,837
Net realized gain (loss) on investments...................         72,562          37,143
Net change in unrealized appreciation (depreciation)
   of investments.........................................        157,996         (11,798)
                                                            ---------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................        246,271          30,182
                                                            ---------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         57,491          23,393
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (12,325)         (2,017)
Redemptions for contract benefits and terminations........        (63,869)        (58,043)
Contract maintenance charges..............................        (57,651)        (18,295)
                                                            ---------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (76,354)        (54,962)
                                                            ---------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --              --
                                                            ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        169,917         (24,780)

Net Assets - Beginning of Year............................      1,245,112         389,640
                                                            ---------------  --------------
Net Assets - End of Year..................................   $  1,415,029      $  364,860
                                                            ===============  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-30

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017




                                                            INVESCO V.I.  INVESCO V.I.                         JANUS HENDERSON
                                                             GLOBAL CORE  GLOBAL HEALTH     INVESCO V.I.        VIT BALANCED
                                                             EQUITY FUND    CARE FUND      TECHNOLOGY FUND        PORTFOLIO
                                                              1/1/2017      1/1/2017          1/1/2017            1/1/2017
                                                                 TO            TO                TO                  TO
                                                             12/31/2017    12/31/2017        12/31/2017          12/31/2017
                                                            ------------  --------------  -----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $    3,543    $       220       $   (1,122)        $     96,362
Net realized gain (loss) on investments...................       14,746         58,382           23,299              194,719
Net change in unrealized appreciation (depreciation)
   of investments.........................................       71,383         64,855           69,201            1,045,395
                                                            ------------  --------------  -----------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................       89,672        123,457           91,378            1,336,476
                                                            ------------  --------------  -----------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................       32,495         37,923           17,784              496,577
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................      (28,051)        22,593              668             (357,147)
Redemptions for contract benefits and terminations........      (27,638)       (35,022)         (14,954)            (454,614)
Contract maintenance charges..............................      (29,425)       (45,916)         (15,878)            (536,418)
                                                            ------------  --------------  -----------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (52,619)       (20,422)         (12,380)            (851,602)
                                                            ------------  --------------  -----------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................           --             --               --                   --
                                                            ------------  --------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       37,053        103,035           78,998              484,874

Net Assets - Beginning of Year............................      422,231        800,455          263,925            7,805,974
                                                            ------------  --------------  -----------------  ------------------
Net Assets - End of Year..................................   $  459,284    $   903,490       $  342,923         $  8,290,848
                                                            ============  ==============  =================  ==================

                                                                                     JANUS
                                                              JANUS HENDERSON      HENDERSON
                                                              VIT ENTERPRISE       VIT FORTY
                                                                 PORTFOLIO         PORTFOLIO
                                                                 1/1/2017          1/1/2017
                                                                    TO                TO
                                                                12/31/2017        12/31/2017
                                                            ------------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $      (21,206)   $      (61,406)
Net realized gain (loss) on investments...................         1,396,925           818,206
Net change in unrealized appreciation (depreciation)
   of investments.........................................         1,995,423         2,772,442
                                                            ------------------  ---------------
Net increase (decrease) in net assets resulting from
   operations.............................................         3,371,142         3,529,242
                                                            ------------------  ---------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................           603,239           688,029
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          (265,522)         (399,719)
Redemptions for contract benefits and terminations........          (676,565)         (649,885)
Contract maintenance charges..............................          (749,649)         (736,945)
                                                            ------------------  ---------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (1,088,497)       (1,098,520)
                                                            ------------------  ---------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................                --                --
                                                            ------------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         2,282,645         2,430,722

Net Assets - Beginning of Year............................        13,036,784        12,244,632
                                                            ------------------  ---------------
Net Assets - End of Year..................................    $   15,319,429    $   14,675,354
                                                            ==================  ===============




 The accompanying notes are an integral part of these financial statements.


 FSA-31

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                           JANUS            JANUS
                                                                                         HENDERSON        HENDERSON
                                                                                        VIT GLOBAL      VIT OVERSEAS
                                                                                    RESEARCH PORTFOLIO    PORTFOLIO
                                                                                         1/1/2017         1/1/2017
                                                                                            TO               TO
                                                                                        12/31/2017       12/31/2017
                                                                                    ------------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)......................................................     $      35,749    $     40,418
Net realized gain (loss) on investments...........................................           476,481        (139,344)
Net change in unrealized appreciation (depreciation) of investments...............         1,713,460         946,000
                                                                                    ------------------  -------------
Net increase (decrease) in net assets resulting from operations...................         2,225,690         847,074
                                                                                    ------------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.............................................           803,821         289,145
Transfers between Variable Investment Options including guaranteed investment
   account, net...................................................................          (304,021)       (136,008)
Redemptions for contract benefits and terminations................................          (733,750)       (281,061)
Contract maintenance charges......................................................          (585,139)       (167,533)
                                                                                    ------------------  -------------
Net increase (decrease) in net assets resulting from contractowners transactions..          (819,089)       (295,457)
                                                                                    ------------------  -------------
Net increase (decrease) in amount retained by MONY America in Variable
   Account A......................................................................                --              --
                                                                                    ------------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS.............................................         1,406,601         551,617

Net Assets - Beginning of Year....................................................         8,801,063       2,895,805
                                                                                    ------------------  -------------
Net Assets - End of Year..........................................................     $  10,207,664    $  3,447,422
                                                                                    ==================  =============



                                                                                    MFS(R) UTILITIES    OPPENHEIMER
                                                                                         SERIES       GLOBAL FUND/VA
                                                                                        1/1/2017         1/1/2017
                                                                                           TO               TO
                                                                                       12/31/2017       12/31/2017
                                                                                    ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)......................................................    $     59,219     $     10,295
Net realized gain (loss) on investments...........................................          16,918           58,732
Net change in unrealized appreciation (depreciation) of investments...............         124,806          744,209
                                                                                    ----------------  ---------------
Net increase (decrease) in net assets resulting from operations...................         200,943          813,236
                                                                                    ----------------  ---------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.............................................          89,101          156,926
Transfers between Variable Investment Options including guaranteed investment
   account, net...................................................................        (135,600)         (84,983)
Redemptions for contract benefits and terminations................................         (87,335)        (123,361)
Contract maintenance charges......................................................         (69,637)        (124,130)
                                                                                    ----------------  ---------------
Net increase (decrease) in net assets resulting from contractowners transactions..        (203,471)        (175,548)
                                                                                    ----------------  ---------------
Net increase (decrease) in amount retained by MONY America in Variable
   Account A......................................................................              --               --
                                                                                    ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS.............................................          (2,528)         637,688

Net Assets - Beginning of Year....................................................       1,489,017        2,349,310
                                                                                    ----------------  ---------------
Net Assets - End of Year..........................................................    $  1,486,489     $  2,986,998
                                                                                    ================  ===============


                                                                                     PIMCO GLOBAL
                                                                                    BOND PORTFOLIO
                                                                                      (UNHEDGED)
                                                                                       1/1/2017
                                                                                          TO
                                                                                      12/31/2017
                                                                                    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)......................................................   $     42,103
Net realized gain (loss) on investments...........................................        (51,441)
Net change in unrealized appreciation (depreciation) of investments...............        216,803
                                                                                    --------------
Net increase (decrease) in net assets resulting from operations...................        207,465
                                                                                    --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.............................................        206,967
Transfers between Variable Investment Options including guaranteed investment
   account, net...................................................................        (52,092)
Redemptions for contract benefits and terminations................................       (279,543)
Contract maintenance charges......................................................       (160,700)
                                                                                    --------------
Net increase (decrease) in net assets resulting from contractowners transactions..       (285,368)
                                                                                    --------------
Net increase (decrease) in amount retained by MONY America in Variable
   Account A......................................................................             --
                                                                                    --------------
NET INCREASE (DECREASE) IN NET ASSETS.............................................        (77,903)

Net Assets - Beginning of Year....................................................      2,655,615
                                                                                    --------------
Net Assets - End of Year..........................................................   $  2,577,712
                                                                                    ==============




 The accompanying notes are an integral part of these financial statements.


 FSA-32

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                            1290 VT SOCIALLY      ALL ASSET      AXA AGGRESSIVE    AXA CONSERVATIVE
                                                              RESPONSIBLE*     GROWTH-ALT 20*      ALLOCATION*        ALLOCATION*
                                                                1/1/2016          1/1/2016          1/1/2016           1/1/2016
                                                                   TO                TO                TO                 TO
                                                               12/31/2016        12/31/2016        12/31/2016         12/31/2016
                                                            -----------------  ---------------  ----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $     10,323     $      343,311      $    4,532         $    1,515
Net realized gain (loss) on investments...................         102,165          1,370,858          36,034              3,038
Net change in unrealized appreciation (depreciation)
   of investments.........................................          24,726          2,910,187          26,176              3,848
                                                            -----------------  ---------------  ----------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................         137,214          4,624,356          66,742              8,401
                                                            -----------------  ---------------  ----------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         114,166          5,136,352          83,971             22,237
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (51,942)        (1,968,266)         (4,284)            26,310
Redemptions for contract benefits and terminations........        (192,387)        (3,468,104)        (41,274)           (44,599)
Contract maintenance charges..............................         (92,841)        (4,509,273)        (56,896)           (34,295)
                                                            -----------------  ---------------  ----------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (223,004)        (4,809,291)        (18,483)           (30,347)
                                                            -----------------  ---------------  ----------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                 --              --                 --
                                                            -----------------  ---------------  ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (85,790)          (184,935)         48,259            (21,946)

Net Assets - Beginning of Year............................       1,571,808         54,567,888         810,952            389,786
                                                            -----------------  ---------------  ----------------  ------------------
Net Assets - End of Year..................................    $  1,486,018     $   54,382,953      $  859,211         $  367,840
                                                            =================  ===============  ================  ==================

                                                             AXA CONSERVATIVE-   AXA GLOBAL EQUITY
                                                             PLUS ALLOCATION*   MANAGED VOLATILITY*
                                                                 1/1/2016            1/1/2016
                                                                    TO                  TO
                                                                12/31/2016          12/31/2016
                                                            ------------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $     1,322          $    5,117
Net realized gain (loss) on investments...................          12,375              22,668
Net change in unrealized appreciation (depreciation)
   of investments.........................................          13,404               4,177
                                                            ------------------  -------------------
Net increase (decrease) in net assets resulting from
   operations.............................................          27,101              31,962
                                                            ------------------  -------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          39,090              66,571
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (26,859)            (58,552)
Redemptions for contract benefits and terminations........        (237,625)            (59,096)
Contract maintenance charges..............................         (49,928)            (44,681)
                                                            ------------------  -------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (275,322)            (95,758)
                                                            ------------------  -------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                  --
                                                            ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (248,221)            (63,796)

Net Assets - Beginning of Year............................         752,214             958,029
                                                            ------------------  -------------------
Net Assets - End of Year..................................     $   503,993          $  894,233
                                                            ==================  ===================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-33

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                              AXA LARGE CAP    AXA LARGE CAP
                                                             GROWTH MANAGED    VALUE MANAGED    AXA MID CAP VALUE    AXA MODERATE
                                                               VOLATILITY*      VOLATILITY*    MANAGED VOLATILITY*    ALLOCATION*
                                                                1/1/2016         1/1/2016           1/1/2016           1/1/2016
                                                                   TO               TO                 TO                 TO
                                                               12/31/2016       12/31/2016         12/31/2016         12/31/2016
                                                            ----------------  ---------------  -------------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $      9,943     $     14,340      $      92,354       $     12,607
Net realized gain (loss) on investments...................         533,783           32,699            438,851             74,576
Net change in unrealized appreciation (depreciation)
   of investments.........................................        (184,575)         101,914          1,172,789             42,004
                                                            ----------------  ---------------  -------------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................         359,151          148,953          1,703,994            129,187
                                                            ----------------  ---------------  -------------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         601,085           80,094            714,522            291,420
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (163,890)         (20,955)          (410,322)           164,908
Redemptions for contract benefits and terminations........        (346,686)         (66,497)          (499,985)          (372,924)
Contract maintenance charges..............................        (544,679)         (53,025)          (632,359)          (203,893)
                                                            ----------------  ---------------  -------------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (454,170)         (60,383)          (828,144)          (120,489)
                                                            ----------------  ---------------  -------------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --               --                 --                 --
                                                            ----------------  ---------------  -------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (95,019)          88,570            875,850              8,698

Net Assets - Beginning of Year............................       7,653,849        1,038,275         10,374,144          2,860,458
                                                            ----------------  ---------------  -------------------  --------------
Net Assets - End of Year..................................    $  7,558,830     $  1,126,845      $  11,249,994       $  2,869,156
                                                            ================  ===============  ===================  ==============


                                                             AXA MODERATE-PLUS    AXA/AB SMALL CAP
                                                                ALLOCATION*            GROWTH*
                                                                 1/1/2016             1/1/2016
                                                                    TO                   TO
                                                                12/31/2016           12/31/2016
                                                            -------------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $      10,892         $       73
Net realized gain (loss) on investments...................            46,091             54,893
Net change in unrealized appreciation (depreciation)
   of investments.........................................            91,540             29,338
                                                            -------------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................           148,523             84,304
                                                            -------------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................           225,927             52,464
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          (657,201)            (9,733)
Redemptions for contract benefits and terminations........          (382,767)           (66,396)
Contract maintenance charges..............................          (217,366)           (35,902)
                                                            -------------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (1,031,407)           (59,567)
                                                            -------------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................                --                 --
                                                            -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          (882,884)            24,737

Net Assets - Beginning of Year............................         3,349,721            728,922
                                                            -------------------  ------------------
Net Assets - End of Year..................................     $   2,466,837         $  753,659
                                                            ===================  ==================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-34

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                              AXA/JANUS      AXA/LOOMIS SAYLES   CHARTER(SM) MULTI-
                                                             ENTREPRISE*          GROWTH*           SECTOR BOND*
                                                              1/1/2016           1/1/2016             1/1/2016
                                                                 TO                 TO                   TO
                                                             12/31/2016         12/31/2016           12/31/2016
                                                            -------------  --------------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $    (21,524)     $      (28,909)       $     16,731
Net realized gain (loss) on investments...................       (32,606)          1,326,648              (3,395)
Net change in unrealized appreciation (depreciation)
   of investments.........................................      (266,803)          1,817,521              12,461
                                                            -------------  --------------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................      (320,933)          3,115,260              25,797
                                                            -------------  --------------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................       519,402           3,482,825             107,191
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................      (265,815)           (791,346)            (27,914)
Redemptions for contract benefits and terminations........      (369,213)         (2,989,077)            (61,527)
Contract maintenance charges..............................      (388,211)         (3,508,132)            (70,647)
                                                            -------------  --------------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (503,837)         (3,805,730)            (52,897)
                                                            -------------  --------------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................            --                  --                  --
                                                            -------------  --------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      (824,770)           (690,470)            (27,100)

Net Assets - Beginning of Year............................     6,851,831          50,246,074           1,028,316
                                                            -------------  --------------------  ------------------
Net Assets - End of Year..................................  $  6,027,061      $   49,555,604        $  1,001,216
                                                            =============  ====================  ==================

                                                                CHARTER(SM)       DREYFUS STOCK       EQ/BLACKROCK
                                                             SMALL CAP GROWTH*  INDEX FUND, INC.   BASIC VALUE EQUITY*
                                                                 1/1/2016           1/1/2016            1/1/2016
                                                                    TO                 TO                  TO
                                                                12/31/2016         12/31/2016          12/31/2016
                                                            ------------------  ----------------  --------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $    (34,681)     $      253,962       $     11,012
Net realized gain (loss) on investments...................          427,618           1,125,517             29,152
Net change in unrealized appreciation (depreciation)
   of investments.........................................          411,963             322,934            118,435
                                                            ------------------  ----------------  --------------------
Net increase (decrease) in net assets resulting from
   operations.............................................          804,900           1,702,413            158,599
                                                            ------------------  ----------------  --------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          770,321           1,018,292             73,261
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (226,192)           (187,292)             6,531
Redemptions for contract benefits and terminations........         (462,079)         (1,281,771)           (66,387)
Contract maintenance charges..............................         (686,087)         (1,024,421)           (47,681)
                                                            ------------------  ----------------  --------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (604,037)         (1,475,192)           (34,276)
                                                            ------------------  ----------------  --------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                  --                 --
                                                            ------------------  ----------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          200,863             227,221            124,323

Net Assets - Beginning of Year............................        9,544,553          16,161,652            912,618
                                                            ------------------  ----------------  --------------------
Net Assets - End of Year..................................     $  9,745,416      $   16,388,873       $  1,036,941
                                                            ==================  ================  ====================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-35

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                                  EQ/CAPITAL
                                                            EQ/BOSTON ADVISORS     GUARDIAN        EQ/CORE       EQ/GAMCO SMALL
                                                              EQUITY INCOME*       RESEARCH*     BOND INDEX*     COMPANY VALUE*
                                                                 1/1/2016          1/1/2016       1/1/2016          1/1/2016
                                                                    TO                TO             TO                TO
                                                                12/31/2016        12/31/2016     12/31/2016        12/31/2016
                                                            -------------------  -------------  --------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $    125,188      $     17,851   $     133,472    $     (37,951)
Net realized gain (loss) on investments...................          861,438           148,547          24,338        4,554,292
Net change in unrealized appreciation (depreciation)
   of investments.........................................          (57,387)          156,687         (25,220)       9,281,455
                                                            -------------------  -------------  --------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................          929,239           323,085         132,590       13,797,796
                                                            -------------------  -------------  --------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          497,805           283,857       1,149,946        3,098,425
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (143,015)         (115,301)       (167,841)      (1,592,571)
Redemptions for contract benefits and terminations........         (354,122)         (115,920)       (742,936)      (4,177,839)
Contract maintenance charges..............................         (524,017)         (254,561)     (1,044,388)      (3,249,341)
                                                            -------------------  -------------  --------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (523,349)         (201,925)       (805,219)      (5,921,326)
                                                            -------------------  -------------  --------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                --              --               --
                                                            -------------------  -------------  --------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          405,890           121,160        (672,629)       7,876,470

Net Assets - Beginning of Year............................        8,097,854         4,258,961      13,084,028       64,983,003
                                                            -------------------  -------------  --------------  -----------------
Net Assets - End of Year..................................     $  8,503,744      $  4,380,121   $  12,411,399    $  72,859,473
                                                            ===================  =============  ==============  =================


                                                              EQ/INTERMEDIATE   EQ/LARGE CAP
                                                             GOVERNMENT BOND*   VALUE INDEX*
                                                                 1/1/2016         1/1/2016
                                                                    TO               TO
                                                                12/31/2016       12/31/2016
                                                            ------------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $     10,272     $    111,263
Net realized gain (loss) on investments...................           21,702          457,355
Net change in unrealized appreciation (depreciation)
   of investments.........................................          (29,137)         480,685
                                                            ------------------  -------------
Net increase (decrease) in net assets resulting from
   operations.............................................            2,837        1,049,303
                                                            ------------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          421,574          488,392
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................           (8,605)        (208,861)
Redemptions for contract benefits and terminations........         (175,989)        (465,107)
Contract maintenance charges..............................         (408,312)        (410,470)
                                                            ------------------  -------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (171,332)        (596,046)
                                                            ------------------  -------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --               --
                                                            ------------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (168,495)         453,257

Net Assets - Beginning of Year............................        4,380,959        6,885,051
                                                            ------------------  -------------
Net Assets - End of Year..................................     $  4,212,464     $  7,338,308
                                                            ==================  =============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-36

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                               EQ/MFS
                                                            INTERNATIONAL    EQ/MID CAP                      EQ/PIMCO ULTRA
                                                               GROWTH*         INDEX*      EQ/MONEY MARKET*    SHORT BOND*
                                                              1/1/2016        1/1/2016         1/1/2016         1/1/2016
                                                                 TO              TO               TO               TO
                                                             12/31/2016      12/31/2016       12/31/2016       12/31/2016
                                                            --------------  ------------  -----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $      40,397   $    26,349     $     (35,287)    $     12,256
Net realized gain (loss) on investments...................        148,194       319,549               (36)          (2,971)
Net change in unrealized appreciation (depreciation)
   of investments.........................................        (30,276)      301,925                27           21,136
                                                            --------------  ------------  -----------------  ---------------
Net increase (decrease) in net assets resulting from
   operations.............................................        158,315       647,823           (35,296)          30,421
                                                            --------------  ------------  -----------------  ---------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        820,539       208,051         1,102,598          192,826
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (263,315)      (74,661)        2,079,215          (23,318)
Redemptions for contract benefits and terminations........       (618,563)     (170,069)       (2,584,040)        (140,071)
Contract maintenance charges..............................       (716,988)     (176,710)         (836,824)        (140,286)
                                                            --------------  ------------  -----------------  ---------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (778,327)     (213,389)         (239,051)        (110,849)
                                                            --------------  ------------  -----------------  ---------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --            --                --               --
                                                            --------------  ------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (620,012)      434,434          (274,347)         (80,428)

Net Assets - Beginning of Year............................     11,148,592     3,473,431         8,840,981        1,948,345
                                                            --------------  ------------  -----------------  ---------------
Net Assets - End of Year..................................  $  10,528,580   $ 3,907,865     $   8,566,634     $  1,867,917
                                                            ==============  ============  =================  ===============


                                                             EQ/QUALITY       EQ/SMALL
                                                             BOND PLUS*    COMPANY INDEX*
                                                              1/1/2016        1/1/2016
                                                                 TO              TO
                                                             12/31/2016      12/31/2016
                                                            -------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $     29,911     $     8,361
Net realized gain (loss) on investments...................        (5,001)         71,021
Net change in unrealized appreciation (depreciation)
   of investments.........................................        10,301         119,500
                                                            -------------  ---------------
Net increase (decrease) in net assets resulting from
   operations.............................................        35,211         198,882
                                                            -------------  ---------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................       432,094          70,256
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (18,275)        (56,568)
Redemptions for contract benefits and terminations........      (253,462)        (49,167)
Contract maintenance charges..............................      (414,387)        (58,963)
                                                            -------------  ---------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (254,030)        (94,442)
                                                            -------------  ---------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................            --              --
                                                            -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      (218,819)        104,440

Net Assets - Beginning of Year............................     5,078,849       1,088,530
                                                            -------------  ---------------
Net Assets - End of Year..................................  $  4,860,030     $ 1,192,970
                                                            =============  ===============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-37

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2016




                                                             EQ/T.ROWE PRICE        EQ/UBS            FIDELITY(R) VIP
                                                              GROWTH STOCK*    GROWTH & INCOME*   CONTRAFUND(R) PORTFOLIO
                                                                1/1/2016           1/1/2016              1/1/2016
                                                                   TO                 TO                    TO
                                                               12/31/2016         12/31/2016            12/31/2016
                                                            ----------------  ------------------  -----------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     (246,527)    $       66,372        $      52,278
Net realized gain (loss) on investments...................        2,969,861            812,909            2,159,626
Net change in unrealized appreciation (depreciation)
   of investments.........................................       (2,598,306)           574,014             (801,165)
                                                            ----------------  ------------------  -----------------------
Net increase (decrease) in net assets resulting from
   operations.............................................          125,028          1,453,295            1,410,739
                                                            ----------------  ------------------  -----------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        2,727,856          1,181,566            1,328,257
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (1,475,520)          (313,694)            (632,468)
Redemptions for contract benefits and terminations........       (2,994,556)          (974,117)          (1,296,229)
Contract maintenance charges..............................       (2,429,042)        (1,242,640)          (1,347,272)
                                                            ----------------  ------------------  -----------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (4,171,262)        (1,348,885)          (1,947,712)
                                                            ----------------  ------------------  -----------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                 --                   --
                                                            ----------------  ------------------  -----------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (4,046,234)           104,410             (536,973)

Net Assets - Beginning of Year............................       43,538,913         16,040,915           20,823,760
                                                            ----------------  ------------------  -----------------------
Net Assets - End of Year..................................   $   39,492,679     $   16,145,325        $  20,286,787
                                                            ================  ==================  =======================

                                                                                   FRANKLIN        INVESCO V.I.
                                                                 FRANKLIN      RISING DIVIDENDS     DIVERSIFIED
                                                              INCOME VIP FUND      VIP FUND        DIVIDEND FUND
                                                                 1/1/2016          1/1/2016          1/1/2016
                                                                    TO                TO                TO
                                                                12/31/2016        12/31/2016        12/31/2016
                                                            -----------------  -----------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $     266,395      $     12,135       $    3,590
Net realized gain (loss) on investments...................              (30)          147,352           23,398
Net change in unrealized appreciation (depreciation)
   of investments.........................................          480,242            10,179           24,187
                                                            -----------------  -----------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................          746,607           169,666           51,175
                                                            -----------------  -----------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          475,616            57,267           32,749
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (168,794)             (513)         (38,204)
Redemptions for contract benefits and terminations........         (261,438)          (16,876)         (16,314)
Contract maintenance charges..............................         (354,723)          (53,202)         (21,503)
                                                            -----------------  -----------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (309,339)          (13,324)         (43,272)
                                                            -----------------  -----------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                --               --
                                                            -----------------  -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          437,268           156,342            7,903

Net Assets - Beginning of Year............................        5,698,525         1,088,770          381,737
                                                            -----------------  -----------------  --------------
Net Assets - End of Year..................................    $   6,135,793      $  1,245,112       $  389,640
                                                            =================  =================  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-38

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                            INVESCO V.I.                                            JANUS ASPEN
                                                             GLOBAL CORE  INVESCO V.I. GLOBAL    INVESCO V.I.     SERIES BALANCED
                                                             EQUITY FUND   HEALTH CARE FUND     TECHNOLOGY FUND      PORTFOLIO
                                                              1/1/2016         1/1/2016            1/1/2016          1/1/2016
                                                                 TO               TO                  TO                TO
                                                             12/31/2016       12/31/2016          12/31/2016        12/31/2016
                                                            ------------  -------------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $     2,869       $    (2,914)        $     (924)     $     140,516
Net realized gain (loss) on investments...................        3,932           147,146             16,744            207,161
Net change in unrealized appreciation (depreciation)
   of investments.........................................       19,053          (258,153)           (21,269)           (37,666)
                                                            ------------  -------------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................       25,854          (113,921)            (5,449)           310,011
                                                            ------------  -------------------  ----------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................       33,632            44,897             23,096            537,504
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................      (10,731)          (16,597)           (14,425)          (123,180)
Redemptions for contract benefits and terminations........      (22,777)          (42,488)           (33,468)          (909,137)
Contract maintenance charges..............................      (26,163)          (44,710)           (13,915)          (578,749)
                                                            ------------  -------------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (26,039)          (58,898)           (38,712)        (1,073,562)
                                                            ------------  -------------------  ----------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................           --                --                 --                 --
                                                            ------------  -------------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (185)         (172,819)           (44,161)          (763,551)

Net Assets - Beginning of Year............................      422,416           973,274            308,086          8,569,525
                                                            ------------  -------------------  ----------------  ----------------
Net Assets - End of Year..................................  $   422,231       $   800,455         $  263,925      $   7,805,974
                                                            ============  ===================  ================  ================

                                                               JANUS ASPEN       JANUS ASPEN
                                                            SERIES ENTERPRISE   SERIES FORTY
                                                                PORTFOLIO         PORTFOLIO
                                                                1/1/2016          1/1/2016
                                                                   TO                TO
                                                               12/31/2016        12/31/2016
                                                            -----------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $      (32,706)   $     (54,670)
Net realized gain (loss) on investments...................        1,452,498        1,578,313
Net change in unrealized appreciation (depreciation)
   of investments.........................................           30,122       (1,338,882)
                                                            -----------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................        1,449,914          184,761
                                                            -----------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          685,843          746,043
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (392,108)        (336,206)
Redemptions for contract benefits and terminations........         (710,370)        (824,066)
Contract maintenance charges..............................         (765,202)        (732,179)
                                                            -----------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (1,181,837)      (1,146,408)
                                                            -----------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --               --
                                                            -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          268,077         (961,647)

Net Assets - Beginning of Year............................       12,768,707       13,206,279
                                                            -----------------  --------------
Net Assets - End of Year..................................   $   13,036,784    $  12,244,632
                                                            =================  ==============




 The accompanying notes are an integral part of these financial statements.


 FSA-39

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                                        JANUS ASPEN        JANUS ASPEN
                                                                                       SERIES GLOBAL     SERIES OVERSEAS
                                                                                    RESEARCH PORTFOLIO      PORTFOLIO
                                                                                         1/1/2016           1/1/2016
                                                                                            TO                 TO
                                                                                        12/31/2016         12/31/2016
                                                                                    ------------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)......................................................     $     56,900       $    122,965
Net realized gain (loss) on investments...........................................          295,001            (17,769)
Net change in unrealized appreciation (depreciation) of investments...............         (231,579)          (325,460)
                                                                                    ------------------  ----------------
Net increase (decrease) in net assets resulting from operations...................          120,322           (220,264)
                                                                                    ------------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.............................................          736,100            329,138
Transfers between Variable Investment Options including guaranteed investment
   account, net...................................................................         (427,132)           (33,971)
Redemptions for contract benefits and terminations................................         (603,389)          (175,176)
Contract maintenance charges......................................................         (618,011)          (148,182)
                                                                                    ------------------  ----------------
Net increase (decrease) in net assets resulting from contractowners transactions..         (912,432)           (28,191)
                                                                                    ------------------  ----------------
Net increase (decrease) in amount retained by MONY America in Variable
   Account A......................................................................               --                 --
                                                                                    ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.............................................         (792,110)          (248,455)

Net Assets - Beginning of Year....................................................        9,593,173          3,144,260
                                                                                    ------------------  ----------------
Net Assets - End of Year..........................................................     $  8,801,063       $  2,895,805
                                                                                    ==================  ================


                                                                                         MFS(R)         OPPENHEIMER
                                                                                    UTILITIES SERIES  GLOBAL FUND/VA
                                                                                        1/1/2016         1/1/2016
                                                                                           TO               TO
                                                                                       12/31/2016       12/31/2016
                                                                                    ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)......................................................    $     52,102     $      9,424
Net realized gain (loss) on investments...........................................          36,404          163,673
Net change in unrealized appreciation (depreciation) of investments...............          63,850         (183,988)
                                                                                    ----------------  ---------------
Net increase (decrease) in net assets resulting from operations...................         152,356          (10,891)
                                                                                    ----------------  ---------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.............................................         102,303          167,713
Transfers between Variable Investment Options including guaranteed investment
   account, net...................................................................         (23,172)            (310)
Redemptions for contract benefits and terminations................................         (50,730)         (49,485)
Contract maintenance charges......................................................         (70,170)        (108,904)
                                                                                    ----------------  ---------------
Net increase (decrease) in net assets resulting from contractowners transactions..         (41,769)           9,014
                                                                                    ----------------  ---------------
Net increase (decrease) in amount retained by MONY America in Variable
   Account A......................................................................              --               --
                                                                                    ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS.............................................         110,587           (1,877)

Net Assets - Beginning of Year....................................................       1,378,430        2,351,187
                                                                                    ----------------  ---------------
Net Assets - End of Year..........................................................    $  1,489,017     $  2,349,310
                                                                                    ================  ===============


                                                                                      PIMCO GLOBAL BOND
                                                                                    PORTFOLIO (UNHEDGED)
                                                                                          1/1/2016
                                                                                             TO
                                                                                         12/31/2016
                                                                                    --------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)......................................................      $     32,490
Net realized gain (loss) on investments...........................................           (43,714)
Net change in unrealized appreciation (depreciation) of investments...............           114,570
                                                                                    --------------------
Net increase (decrease) in net assets resulting from operations...................           103,346
                                                                                    --------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.............................................           224,421
Transfers between Variable Investment Options including guaranteed investment
   account, net...................................................................           (51,231)
Redemptions for contract benefits and terminations................................          (173,060)
Contract maintenance charges......................................................          (180,955)
                                                                                    --------------------
Net increase (decrease) in net assets resulting from contractowners transactions..          (180,825)
                                                                                    --------------------
Net increase (decrease) in amount retained by MONY America in Variable
   Account A......................................................................                --
                                                                                    --------------------
NET INCREASE (DECREASE) IN NET ASSETS.............................................           (77,479)

Net Assets - Beginning of Year....................................................         2,733,094
                                                                                    --------------------
Net Assets - End of Year..........................................................      $  2,655,615
                                                                                    ====================




 The accompanying notes are an integral part of these financial statements.


 FSA-40

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017



1.  ORGANIZATION


MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985, by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"), which is a downstream holding company of AXA Financial. Effective October 1, 2013, MONY America is a wholly-owned subsidiary of AEFS. AEFS is a direct wholly owned subsidiary of AXA Financial.

On October 1, 2013, AXA Financial and AEFS completed the sale of the stock of MONY and the reinsurance of an in-force book of life insurance and annuity policies written primarily prior to 2004 by MONY America to Protective Life Insurance Company ("Protective Life"). Prior to the close, MONY's subsidiaries, including MONY America, were distributed to AEFS. MONY America transferred and ceded assets to Protective Life in connection with this transaction.

The Variable Account is registered with the United States Securities and Exchange Commission ("SEC"), and operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Policies, which include MONY Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, and MONY Variable Universal Life), and Survivorship Variable Universal Life (collectively, the "Variable Life Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of AEFS.

The Variable Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, and PIMCO Variable Insurance Trust, (collectively, "the Trusts"). The Trusts are registered with the SEC under the 1940 Act as open-ended, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Variable Account.

The Variable Account consists of the following Variable Investment Options ("Portfolios")




AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Global Core Equity Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Technology Fund

AXA PREMIER VIP TRUST*
AXA Aggressive Allocation


AXA Conservative Allocation
AXA Conservative-Plus Allocation
AXA Moderate Allocation
AXA Moderate-Plus Allocation
Charter(SM) Multi-Sector Bond
Charter(SM) Small Cap Growth

DREYFUS STOCK INDEX FUND, INC.
Dreyfus Stock Index Fund, Inc.


 FSA-41

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017



1.  ORGANIZATION



EQ ADVISORS TRUST*
1290 VT Equity Income(1)
1290 VT GAMCO Small Company Value(2)
1290 VT Socially Responsible
All Asset Growth-Alt 20
AXA Global Equity Managed Volatility
AXA Large Cap Growth Managed Volatility
AXA Large Cap Value Managed Volatility
AXA Mid Cap Value Managed Volatility
AXA/AB Small Cap Growth
AXA/Janus Enterprise
AXA/Loomis Sayles Growth
EQ/BlackRock Basic Value Equity
EQ/Capital Guardian Research
EQ/Core Bond Index
EQ/Intermediate Government Bond
EQ/Large Cap Value Index
EQ/MFS International Growth
EQ/Mid Cap Index
EQ/Money Market
EQ/PIMCO Ultra Short Bond
EQ/Quality Bond PLUS
EQ/Small Company Index


EQ/T. Rowe Price Growth Stock
EQ/UBS Growth & Income

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
Fidelity(R) VIP Contrafund(R) Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund
Franklin Rising Dividends VIP Fund

JANUS ASPEN SERIES
Janus Henderson VIT Balanced Portfolio(3)
Janus Henderson VIT Enterprise Portfolio(4)
Janus Henderson VIT Forty Portfolio(5)
Janus Henderson VIT Global Research Portfolio(6)
Janus Henderson VIT Overseas Portfolio(7)

MFS(R) VARIABLE INSURANCE TRUST
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Global Fund/VA

PIMCO VARIABLE INSURANCE TRUST
PIMCO Global Bond Portfolio (Unhedged)


(1) Formerly known as EQ/Boston Advisors Equity Income
(2) Formerly known as EQ/GAMCO Small Company Value
(3) Formerly known as Janus Aspen Series Balanced Portfolio
(4) Formerly known as Janus Aspen Series Enterprise Portfolio
(5) Formerly known as Janus Aspen Series Forty Portfolio
(6) Formerly known as Janus Aspen Series Global Research Portfolio
(7) Formerly known as Janus Aspen Series Overseas Portfolio
* An affiliate of AXA Equitable that provides advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished or segregated from those of MONY America's other assets and liabilities. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Life Policies will not be chargeable with liabilities arising out of any other business MONY America may conduct.

The amount retained by MONY America in the Variable Account arises primarily from (1) contributions from MONY America, (2) mortality and expense risk charges, administrative charges accumulated in the Variable Account, and (3) that portion, determined ratably, of the Variable Account's investment results applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by MONY America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by MONY America in the Variable Account may be transferred at any time by MONY America to its General Account ("General Account").



 FSA-42

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017



1.  ORGANIZATION


Each of the Variable Investment Options of the Variable Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by MONY America to the Contractowners of the Variable Investment Options of the Variable Account.

In the normal course of business, MONY America may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve estimates of future claims that may be, but have not been, made against the Variable Investment Options of the Variable Account. Based on experience, management expects the risk of material loss to be remote.


2.   SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS:

Investments are made in shares of the Portfolios, and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested at the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions of the Portfolios.

DUE TO AND DUE FROM:

Receivable/payable for policy-related transactions represents amount due to/from MONY America's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

CONTRACT PAYMENTS AND TRANSFERS:

Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable and state premium taxes.



 FSA-43

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017




2.  SIGNIFICANT ACCOUNTING POLICIES



Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. MONY America is required by state insurance law to set aside additional assets in MONY America's General Account to provide for other policy benefits. MONY America's General Account assets support MONY America's insurance and annuity obligations and are subject to MONY America's General Account liabilities for business operations and to creditor rights.

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Life Policies.

FEDERAL INCOME TAXES:

The results of the operations of the Variable Account are included in the federal income tax return of MONY America. Under the provisions of the contracts, MONY America has the right to charge the Variable Account for federal income tax attributable to the Variable Account. No charge has been made against the Variable Account for such tax during the year ended December 31, 2017. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.


3.   FAIR VALUE DISCLOSURES

The Variable Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level
1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.



 FSA-44

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017




3.  FAIR VALUE DISCLOSURES



Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

      LEVEL 1: Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      LEVEL 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

                a) Quoted prices for similar assets in active markets

                b) Quoted prices for identical or similar assets in non-active markets

                c) Inputs other than quoted market prices that are observable

                d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

      LEVEL 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Variable Account determines the fair values of certain financial assets based on quoted market prices.

All of the investments in each Variable Investment Option of the Variable Account are classified as Level 1 in the fair value hierarchy as of December 31, 2017 and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value ("NAV") of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.


4.   PURCHASES AND SALES OF PORTFOLIOS

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2017 were as follows:

                                                                               PURCHASES        SALES
                                                                             -----------    -----------
1290 VT Equity Income...................................................     $   959,200    $ 1,481,767
1290 VT GAMCO Small Company Value.......................................       6,720,959      8,114,729
1290 VT Socially Responsible............................................         295,393        153,892
All Asset Growth-Alt 20.................................................       3,562,680      6,266,203
AXA Aggressive Allocation...............................................         151,970         72,135
AXA Conservative Allocation.............................................         107,805        150,839
AXA Conservative-Plus Allocation........................................          44,604         40,126


 FSA-45

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017




4.  PURCHASES AND SALES OF PORTFOLIOS



                                                                               PURCHASES        SALES
                                                                             -----------    -----------
AXA Global Equity Managed Volatility....................................     $    32,425    $   160,617
AXA Large Cap Growth Managed Volatility.................................         961,650        902,189
AXA Large Cap Value Managed Volatility..................................          58,120        155,880
AXA Mid Cap Value Managed Volatility....................................       1,128,585      1,256,750
AXA Moderate Allocation.................................................         304,176        313,634
AXA Moderate-Plus Allocation............................................         455,445        346,650
AXA/AB Small Cap Growth.................................................          87,057        141,408
AXA/Janus Enterprise....................................................         941,481        639,990
AXA/Loomis Sayles Growth Portfolio......................................       2,560,200      5,867,561
Charter(SM) Multi-Sector Bond...........................................          83,678        127,198
Charter(SM) Small Cap Growth............................................         832,117      1,245,649
Dreyfus Stock Index Fund, Inc...........................................       1,275,417      1,869,088
EQ/BlackRock Basic Value Equity.........................................          54,090         74,430
EQ/Capital Guardian Research............................................         430,370        789,637
EQ/Core Bond Index......................................................         799,356      1,716,193
EQ/Intermediate Government Bond.........................................         278,584        564,623
EQ/Large Cap Value Index................................................         807,464        872,999
EQ/MFS International Growth.............................................         889,331      1,630,746
EQ/Mid Cap Index........................................................         459,410        496,985
EQ/Money Market.........................................................       3,747,766      4,092,165
EQ/PIMCO Ultra Short Bond...............................................         129,519        188,321
EQ/Quality Bond PLUS....................................................         252,824        696,333
EQ/Small Company Index..................................................         135,397         76,359
EQ/T. Rowe Price Growth Stock...........................................       4,873,403      4,421,683
EQ/UBS Growth & Income..................................................       1,558,034      2,274,510
Fidelity(R) VIP Contrafund(R) Portfolio.................................       1,712,469      2,531,143
Franklin Income VIP Fund................................................         529,688        707,295
Franklin Rising Dividends VIP Fund......................................         101,178        113,293
Invesco V.I. Diversified Dividend Fund..................................          31,598         69,061
Invesco V.I. Global Core Equity Fund....................................          24,108         73,184
Invesco V.I. Global Health Care Fund....................................          88,589         62,224
Invesco V.I. Technology Fund............................................          26,794         23,365
Janus Henderson VIT Balanced Portfolio..................................         429,997      1,168,798
Janus Henderson VIT Enterprise Portfolio................................       1,234,445      1,450,374
Janus Henderson VIT Forty Portfolio.....................................       1,058,641      1,468,381
Janus Henderson VIT Global Research Portfolio...........................         587,608      1,370,953
Janus Henderson VIT Overseas Portfolio..................................         201,471        456,521
MFS(R) Utilities Series.................................................         101,258        245,512
Oppenheimer Global Fund/VA..............................................          91,356        256,610
PIMCO Global Bond Portfolio (Unhedged)..................................         207,120        450,383


 FSA-46

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017




4.  PURCHASES AND SALES OF PORTFOLIOS




The units issued and redeemed for the year ended December 31, 2017 were as follows:

                                                    SHARE CLASS+     ISSUED    REDEEMED    NET CHANGE
                                                   --------------   --------   ---------   ----------
1290 VT Equity Income..........................           A            1,332     25,329      (23,997)
1290 VT Equity Income..........................           B           19,197     47,187      (27,990)
1290 VT GAMCO Small Company Value..............           B           45,874    125,007      (79,133)
1290 VT Socially Responsible...................           A            5,186      9,811       (4,625)
1290 VT Socially Responsible...................           B              921      2,151       (1,230)
All Asset Growth-Alt 20........................           B          176,488    326,815     (150,327)
AXA Aggressive Allocation......................           B            8,999      6,626        2,373
AXA Conservative Allocation....................           B            8,415     12,733       (4,318)
AXA Conservative-Plus Allocation...............           B            3,461      4,714       (1,253)
AXA Global Equity Managed Volatility...........           A            1,229      4,375       (3,146)
AXA Large Cap Growth Managed Volatility........           B           26,657     54,663      (28,006)
AXA Large Cap Value Managed Volatility.........           A            4,206     10,021       (5,815)
AXA Mid Cap Value Managed Volatility...........           A           29,436     65,372      (35,936)
AXA Moderate Allocation........................           B           19,113     29,225      (10,112)
AXA Moderate-Plus Allocation...................           B           29,776     32,019       (2,243)
AXA/AB Small Cap Growth........................           A            1,438      5,809       (4,371)
AXA/Janus Enterprise...........................           A           25,603     43,279      (17,676)
AXA/Loomis Sayles Growth Portfolio.............           B          129,336    306,052     (176,716)
Charter(SM) Multi-Sector Bond..................           A            7,376     10,938       (3,562)
Charter(SM) Small Cap Growth...................           B           32,657     67,278      (34,621)
Dreyfus Stock Index Fund, Inc..................        Initial        57,310    113,675      (56,365)
EQ/BlackRock Basic Value Equity................           B            2,859      4,104       (1,245)
EQ/Capital Guardian Research...................           A           11,763     39,489      (27,726)
EQ/Core Bond Index.............................           A           88,007    162,284      (74,277)
EQ/Intermediate Government Bond................           A           30,424     50,053      (19,629)
EQ/Large Cap Value Index.......................           A           27,192     43,730      (16,538)
EQ/MFS International Growth....................           B           38,192     88,053      (49,861)
EQ/Mid Cap Index...............................           A            6,883     19,510      (12,627)
EQ/Money Market................................           A          408,137    438,682      (30,545)
EQ/PIMCO Ultra Short Bond......................           B           14,714     20,207       (5,493)
EQ/Quality Bond PLUS...........................           B           22,004     44,006      (22,002)
EQ/Small Company Index.........................           A            1,919      3,240       (1,321)
EQ/T. Rowe Price Growth Stock..................           B           76,236    161,285      (85,049)
EQ/UBS Growth & Income.........................           B           49,129    120,882      (71,753)
Fidelity(R) VIP Contrafund(R) Portfolio........        Service        41,990    106,522      (64,532)
Franklin Income VIP Fund.......................        Class 2        22,051     38,545      (16,494)
Franklin Rising Dividends VIP Fund.............        Class 2         2,183      4,640       (2,457)
Invesco V.I. Diversified Dividend Fund.........       Series 1         1,758      5,819       (4,061)
Invesco V.I. Global Core Equity Fund...........       Series 1         1,799      4,676       (2,877)
Invesco V.I. Global Health Care Fund...........       Series 1         2,332      3,037         (705)


 FSA-47

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017




4.  PURCHASES AND SALES OF PORTFOLIOS



                                                     SHARE CLASS+     ISSUED     REDEEMED   NET CHANGE
                                                   ---------------   --------   ---------   -----------
Invesco V.I. Technology Fund....................       Series 1           910       1,456         (546)
Janus Henderson VIT Balanced Portfolio..........     Institutional     21,768      52,017      (30,249)
Janus Henderson VIT Enterprise Portfolio........     Institutional     32,054      78,636      (46,582)
Janus Henderson VIT Forty Portfolio.............     Institutional     20,922      53,115      (32,193)
Janus Henderson VIT Forty Portfolio.............        Service         4,399       8,697       (4,298)
Janus Henderson VIT Global Research
   Portfolio....................................     Institutional     65,586     127,665      (62,079)
Janus Henderson VIT Overseas Portfolio..........        Service        12,074      23,966      (11,892)
MFS(R) Utilities Series.........................        Initial         2,000       6,452       (4,452)
Oppenheimer Global Fund/VA......................        Service         4,563       9,705       (5,142)
PIMCO Global Bond Portfolio (Unhedged)..........    Administrative     12,354      25,450      (13,096)


5.   EXPENSES AND RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER AND ADVISORS:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.70% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since


 FSA-48

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017




5.  EXPENSES AND RELATED PARTY TRANSACTIONS



these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.12% to 0.45% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Small Cap Growth, and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership, which is indirectly majority-owned by AXA Equitable and AXA Financial.

CONTRACT DISTRIBUTION AND PRINCIPAL UNDERWRITER:

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Variable Life Policies and the Variable Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Variable Life Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.


6.   CONTRACTOWNER CHARGES AND ASSET-BASED CHARGES

The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the policy in each Variable Investment Option ("fund value") to compensate MONY America. MONY America may impose a surrender charge when the Contractowners request a full or partial surrender. These deductions are treated as Contractowner redemptions by the Variable Account.



 FSA-49

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017




6.  CONTRACTOWNER CHARGES AND ASSET-BASED CHARGES



There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the fund value. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as "Asset-based Charges" in the Statement of Operations.

PREMIUM CHARGE: This charge is deducted from each premium payment and is netted against Payments received from Contractowners". This charge ranges from a low of 0% to a high of 12%.

MORTALITY & EXPENSE RISK CHARGE: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 0.35% to a high of 0.75%.

MONTHLY PER $1,000 SPECIFIED AMOUNT CHARGE: This charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Policies, and is a percentage or dollar value of the Specified Amount (Face Amount). This charge varies based on a number of factors, including issue age, gender and risk class.

ADMINISTRATIVE CHARGE: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $0 to a high of $31.50.

COST OF INSURANCE: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

TRANSFER CHARGE: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge. The charge may range from a low of $0 to a high of $25 per transfer.

PARTIAL SURRENDER CHARGE: This charge is assessed when a Contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $0 to a high of $25.

SURRENDER CHARGE: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

LOAN INTEREST RATE SPREAD: It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 1.60% depending on the policy year.

ILLUSTRATION PROJECTION REPORT CHARGE: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.



 FSA-50

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017




7.  FINANCIAL HIGHLIGHTS



The Variable Life Policies have unique combinations of features and fees that are charged against the Contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

UNITS OUTSTANDING                                   SHARE CLASS+     2017        2016       2015       2014       2013
--------------------------------------------       -------------  ----------  ----------  ---------  ---------  ---------
1290 VT Equity Income.......................              A           19,951      43,948     45,309     34,793    312,831
1290 VT Equity Income.......................              B          282,710     310,700    333,411    363,498    412,446
1290 VT GAMCO Small Company Value...........              B          846,560     925,693  1,007,875  1,107,057  1,285,720
1290 VT Socially Responsible................              A           79,175      83,798     99,183    109,717    113,564
1290 VT Socially Responsible................              B           15,450      16,679     17,390     21,662     23,197
All Asset Growth-Alt 20.....................              B        1,968,323   2,118,651  2,307,792  2,505,711  2,698,162
AXA Aggressive Allocation...................              B           70,100      67,726     69,266     75,211    229,729
AXA Conservative Allocation.................              B           25,977      30,296     32,909     33,611     60,545
AXA Conservative-Plus Allocation............              B           39,181      40,434     62,993     73,728    131,864
AXA Global Equity Managed Volatility........              A           20,614      23,760     26,511     26,192     29,393
AXA Large Cap Growth Managed Volatility(a)..              B          369,223     397,229    422,474    469,113    536,139
AXA Large Cap Value Managed Volatility......              A           56,953      62,768     66,462     74,706     77,975
AXA Mid Cap Value Managed Volatility........              A          426,315     462,251    499,841    548,263    619,646
AXA Moderate Allocation.....................              B          222,360     232,473    243,163    277,639    461,353
AXA Moderate-Plus Allocation................              B          192,034     194,276    281,401    348,888    778,993
AXA/AB Small Cap Growth.....................              A           26,620      30,990     33,626     35,055     36,570
AXA/Janus Enterprise........................              A          315,229     332,906    358,282    380,923    495,861
AXA/Loomis Sayles Growth Portfolio..........              B        2,078,073   2,254,790  2,430,522  2,655,817  2,940,635
Charter(SM) Multi-Sector Bond...............              A           61,228      64,789     68,255     68,289     75,424
Charter(SM) Small Cap Growth................              B          404,789     439,411    466,766    509,000    615,733
Dreyfus Stock Index Fund, Inc...............          Initial        761,402     817,767    898,009    978,614  1,866,638
EQ/BlackRock Basic Value Equity.............              B           39,794      41,039     42,459     42,047     64,027
EQ/Capital Guardian Research................              A          185,039     212,766    223,848    245,507    271,726
EQ/Core Bond Index..........................              A          791,199     865,477    922,350    994,953  1,737,356
EQ/Intermediate Government Bond.............              A          250,722     270,351    281,517    307,430    759,416
EQ/Large Cap Value Index....................              A          279,892     296,431    322,842    342,640    370,814
EQ/MFS International Growth.................              B          462,983     512,844    552,073    613,239    820,368
EQ/Mid Cap Index............................              A          121,260     133,888    142,199    151,098    158,325
EQ/Money Market.............................              A          754,982     785,530    808,143    802,938    920,258
EQ/PIMCO Ultra Short Bond...................              B          131,634     137,126    145,390    151,021    205,867
EQ/Quality Bond PLUS........................              B          208,200     230,202    242,021    260,452    300,293
EQ/Small Company Index......................              A           35,164      36,485     39,985     40,264    177,788
EQ/T. Rowe Price Growth Stock...............              B        1,161,730   1,246,780  1,386,212  1,504,440  1,740,372
EQ/UBS Growth & Income......................              B          670,052     741,806    808,521    889,353    957,688
Fidelity(R) VIP Contrafund(R) Portfolio.....           Service       659,546     724,077    797,715    879,393    949,210
Franklin Income VIP Fund....................           Class 2       241,930     258,425    272,563    318,871    368,052


 FSA-51

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017




7.  FINANCIAL HIGHLIGHTS



UNITS OUTSTANDING                                    SHARE CLASS+      2017        2016        2015       2014        2013
---------------------------------------------       --------------  ----------  ----------  ----------  ---------  ---------
Franklin Rising Dividends VIP Fund...........           Class 2         43,009     45,465       45,974     47,917     67,601
Invesco V.I. Diversified Dividend Fund.......          Series 1         26,157     30,219       33,872     33,272    272,723
Invesco V.I. Global Core Equity Fund.........          Series 1         22,817     25,694       27,363     27,992     35,565
Invesco V.I. Global Health Care Fund.........          Series 1         31,210     31,915       34,239     35,181     40,820
Invesco V.I. Technology Fund.................          Series 1         15,012     15,558       17,961     20,581     23,301
Janus Henderson VIT Balanced Portfolio.......        Institutional     273,455    303,705      347,546    376,232    400,947
Janus Henderson VIT Enterprise Portfolio.....        Institutional     578,266    624,848      684,197    748,344    849,045
Janus Henderson VIT Forty Portfolio..........        Institutional     370,422    402,615      446,614    509,833    677,008
Janus Henderson VIT Forty Portfolio..........           Service         77,539     81,836       86,179     94,492    100,293
Janus Henderson VIT Global Research
   Portfolio.................................        Institutional     668,149    730,228      809,969    890,782    982,040
Janus Henderson VIT Overseas Portfolio.......           Service        125,287    137,178      138,473    140,419    149,636
MFS(R) Utilities Series......................           Initial         30,449     34,900       35,888     39,161     43,237
Oppenheimer Global Fund/VA...................           Service         75,139     80,280       79,939     81,967     88,834
PIMCO Global Bond Portfolio (Unhedged).......       Administrative     112,211    125,308      133,702    143,041    154,639

UNIT VALUE                SHARE CLASS+         2017               2016             2015              2014               2013
------------------------  -------------  -----------------  ----------------  ---------------  -----------------  ----------------
                                            LOW     HIGH      LOW      HIGH     LOW     HIGH     LOW      HIGH      LOW     HIGH
                                         --------  -------  ------   -------  ------   ------  -------  -------   ------   -------
1290 VT Equity Income...         A       $  21.66  $ 21.66  $18.81   $ 18.81  $16.75   $16.75  $ 17.14  $ 17.14   $15.87   $ 26.22
1290 VT Equity Income...         B          24.62    30.04   21.41     26.02   19.09    23.11    19.57    23.60    18.14    184.90
1290 VT GAMCO Small
  Company Value.........         B         134.51    76.78   48.12    116.73   39.17    95.41    41.68   101.93    69.52     99.65
1290 VT Socially
  Responsible...........         A          17.68    16.71   13.42     14.80   12.25    13.56    12.24    13.60    12.06     12.79
1290 VT Socially
  Responsible...........         B          22.64    22.64   18.87     18.87   17.22    17.22    17.20    17.20    15.19    142.10
All Asset Growth-Alt 20.         B          36.22    19.76   15.58     31.49   14.27    28.96    14.91    30.38    17.31     29.89
AXA Aggressive
  Allocation............         B          14.51    15.14   12.28     12.76   11.37    11.77    11.66    12.02    11.22    193.51
AXA Conservative
  Allocation............         B          12.41    12.94   11.91     12.38   11.66    12.07    11.78    12.14    11.56    146.04
AXA Conservative-Plus
  Allocation............         B          13.12    13.68   12.15     12.62   11.68    12.09    11.85    12.21    11.57    157.62
AXA Global Equity
  Managed Volatility....         A          47.29    47.29   37.64     37.64   34.03    36.15    36.91    36.91    34.30     34.30
AXA Large Cap Growth
  Managed Volatility(a).         B          23.57    24.76   18.38     19.23   17.55    18.29    17.00    17.64    15.56    234.82
AXA Large Cap Value
  Managed Volatility....         A          19.80    20.37   17.45     17.95   15.18    15.62    15.87    16.33    14.19     20.82
AXA Mid Cap Value
  Managed Volatility....         A          27.24    27.24   24.34     24.34   20.75    20.75    21.59    21.59    19.54     19.84
AXA Moderate Allocation.         B          13.24    13.81   12.02     12.48   11.49    11.89    11.68    12.04    11.42    170.31
AXA Moderate-Plus
  Allocation............         B          14.03    14.64   12.30     12.78   11.56    11.96    11.80    12.16    11.45    185.27
AXA/AB Small Cap
  Growth................         A          29.73    29.73   24.32     24.32   21.68    21.68    22.40    22.40    21.71     24.13
AXA/Janus Enterprise....         A          20.95    33.89   16.44     26.59   17.24    27.89    18.31    29.62    18.50     31.17
AXA/Loomis Sayles
  Growth Portfolio......         B          22.55    30.66   16.88     22.86   15.92    21.48    14.38    19.33    13.44     14.82
Charter(SM) Multi-Sector
  Bond..................         A          15.74    15.74   15.45     15.45   15.07    15.07    15.22    15.22    14.30     14.30


 FSA-52

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017




7.  FINANCIAL HIGHLIGHTS




UNIT VALUE                      SHARE CLASS+         2017                2016              2015             2014
-----------------------------  --------------  -----------------  -----------------  ---------------  -----------------
                                                  LOW     HIGH       LOW     HIGH      LOW     HIGH     LOW      HIGH
                                               --------  -------  -------  --------  ------   ------  ------   --------
Charter(SM) Small Cap
  Growth.....................         B        $  19.96  $ 32.77  $ 16.17  $  26.44  $14.90   $24.26  $15.98   $  25.92
Dreyfus Stock Index
  Fund, Inc..................      Initial        21.62    25.02    17.92     20.65   16.16    18.55   16.11      18.42
EQ/BlackRock Basic
  Value Equity...............         B           27.22    27.22    25.27     25.27   21.49    21.49   22.98      22.98
EQ/Capital Guardian
  Research...................         A           27.06    33.62    17.96     21.73   16.62    24.89   16.37      24.51
EQ/Core Bond Index...........         A           11.39    15.82    11.31     15.65   11.24    15.49   11.28      15.47
EQ/Intermediate
  Government Bond............         A           18.62    16.17    13.75     18.69   13.73    18.75   13.72      18.81
EQ/Large Cap Value
  Index......................         A           26.28    27.94    23.34     24.81   20.11    21.38   21.11      22.44
EQ/MFS International
  Growth.....................         B           31.66    22.13    15.80     24.15   15.55    23.86   15.57      23.99
EQ/Mid Cap Index.............         A           32.18    33.64    27.96     29.23   23.40    24.46   24.17      25.27
EQ/Money Market..............         A           10.46    10.99    10.49     10.98   10.57    11.02   10.65      11.06
EQ/PIMCO Ultra Short
  Bond.......................         B           13.74    13.86    13.53     13.65   13.31    13.43   13.40      13.51
EQ/Quality Bond PLUS.........         B           24.91    18.64    18.35     24.75   18.20    24.65   18.22      24.78
EQ/Small Company
  Index......................         A           37.15    37.15    32.70     32.70   27.22    27.22   28.63      28.63
EQ/T. Rowe Price
  Growth Stock...............         B           55.34    27.62    20.57     41.80   20.37    41.56   18.54      37.99
EQ/UBS Growth &
  Income.....................         B           20.72    27.83    17.22     23.03   15.75    20.98   16.10      21.36
Fidelity(R) VIP Contrafund(R)
  Portfolio..................      Service        29.92    35.96    24.75     29.64   23.11    27.56   23.16      27.51
Franklin Income VIP
  Fund.......................      Class 2        16.57    26.12    15.16     23.90   13.34    21.04   14.40      22.71
Franklin Rising Dividends
  VIP Fund...................      Class 2        32.90    32.90    27.39     27.39   23.68    23.68   24.67      24.67
Invesco V.I. Diversified
  Dividend Fund..............     Series 1        13.95    13.95    12.89     13.31   11.27    11.63   11.08      11.43
Invesco V.I. Global Core
  Equity Fund................     Series 1        21.10    22.92    16.41     18.72   15.42    17.58   15.69      17.90
Invesco V.I. Global Health
  Care Fund..................     Series 1        28.95    29.33    25.08     25.41   28.42    28.80   27.65      28.02
Invesco V.I. Technology
  Fund.......................     Series 1        22.84    22.84    16.96     16.96   17.15    17.15   16.11      16.11
Janus Henderson VIT
  Balanced Portfolio.........   Institutional     28.42    30.68    24.18     25.99   23.29    24.94   23.32      24.87
Janus Henderson VIT
  Enterprise Portfolio.......   Institutional     33.57    26.03    16.99     26.54   15.18    23.80   14.64      23.05
Janus Henderson VIT
  Forty Portfolio............   Institutional     24.64    34.71    19.05     26.73   18.78    26.25   16.86      23.47
Janus Henderson VIT
  Forty Portfolio............      Service        41.96    42.30    32.39     32.66   31.89    32.15   28.59      28.82
Janus Henderson VIT
  Global Research
  Portfolio..................   Institutional     11.64    17.09     9.23     13.50    9.11    13.28    9.40      13.64
Janus Henderson VIT
  Overseas Portfolio.........      Service        27.48    27.48    21.06     21.11   22.65    22.71   24.92      24.99
MFS(R) Utilities Series......      Initial        46.80    48.83    40.90     42.67   36.82    38.42   43.23      45.10
Oppenheimer Global
  Fund/VA....................      Service        39.75    39.75    29.26     29.26   29.41    29.41   28.47      28.47
PIMCO Global Bond
  Portfolio (Unhedged).......  Administrative     21.30    23.38    19.68     21.60   18.98    20.84   19.84      21.79


UNIT VALUE                            2013
-----------------------------  -----------------
                                 LOW      HIGH
                               -------  --------
Charter(SM) Small Cap
  Growth.....................  $ 16.53  $  18.89
Dreyfus Stock Index
  Fund, Inc..................    14.31     25.62
EQ/BlackRock Basic
  Value Equity...............    21.02    392.69
EQ/Capital Guardian
  Research...................    15.51     18.20
EQ/Core Bond Index...........    11.09     15.08
EQ/Intermediate
  Government Bond............    17.76     18.67
EQ/Large Cap Value
  Index......................    20.00     20.00
EQ/MFS International
  Growth.....................    18.57     25.45
EQ/Mid Cap Index.............    19.54     19.84
EQ/Money Market..............    10.73     11.43
EQ/PIMCO Ultra Short
  Bond.......................    13.46    118.86
EQ/Quality Bond PLUS.........    24.26    163.91
EQ/Small Company
  Index......................    15.10     27.40
EQ/T. Rowe Price
  Growth Stock...............    21.44     35.23
EQ/UBS Growth &
  Income.....................    14.17    184.13
Fidelity(R) VIP Contrafund(R)
  Portfolio..................    20.86     24.69
Franklin Income VIP
  Fund.......................    14.12     21.79
Franklin Rising Dividends
  VIP Fund...................    22.77    166.95
Invesco V.I. Diversified
  Dividend Fund..............     9.85     10.12
Invesco V.I. Global Core
  Equity Fund................    15.15     17.84
Invesco V.I. Global Health
  Care Fund..................    23.19     25.25
Invesco V.I. Technology
  Fund.......................    14.56     19.51
Janus Henderson VIT
  Balanced Portfolio.........    21.65     23.00
Janus Henderson VIT
  Enterprise Portfolio.......    13.38     20.64
Janus Henderson VIT
  Forty Portfolio............    15.62     17.13
Janus Henderson VIT
  Forty Portfolio............    26.45     26.45
Janus Henderson VIT
  Global Research
  Portfolio..................     8.81     11.75
Janus Henderson VIT
  Overseas Portfolio.........    28.45     28.45
MFS(R) Utilities Series......    38.48     43.72
Oppenheimer Global
  Fund/VA....................    27.99     27.99
PIMCO Global Bond
  Portfolio (Unhedged).......    21.38     21.38


 FSA-53

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017




7.  FINANCIAL HIGHLIGHTS




NET ASSETS (000'S)                                    2017            2016           2015           2014            2013
-----------------------------------------------     --------        --------       --------        -------        --------
1290 VT Equity Income..........................     $  8,473        $  8,504       $  8,098        $ 8,785        $ 17,905
1290 VT GAMCO Small Company Value..............       76,812          72,859         64,983         76,543          96,555
1290 VT Socially Responsible...................        1,677           1,486          1,572          1,780           1,746
All Asset Growth-Alt 20........................       58,009          54,383         54,568         61,731          66,813
AXA Aggressive Allocation......................        1,056             859            811            899          27,008
AXA Conservative Allocation....................          330             368            390            401           3,559
AXA Conservative-Plus Allocation...............          529             504            752            891           7,204
AXA Global Equity Managed Volatility...........          975             894            958            967           8,007
AXA Large Cap Growth Managed Volatility(a).....        9,034           7,559          7,654          8,202          11,587
AXA Large Cap Value Managed Volatility.........        1,160           1,127          1,038          1,220           5,071
AXA Mid Cap Value Managed Volatility...........       11,613          11,250         10,374         11,838          52,058
AXA Moderate Allocation........................        3,033           2,869          2,860          3,306          15,212
AXA Moderate-Plus Allocation...................        2,791           2,467          3,350          4,215          38,591
AXA/AB Small Cap Growth........................          791             754            729            785           3,816
AXA/Janus Enterprise...........................        7,240           6,027          6,852          7,782          15,353
AXA/Loomis Sayles Growth Portfolio.............       61,200          49,556         50,246         49,357          83,470
Charter(SM) Multi-Sector Bond..................          964           1,001          1,028          1,039           2,823
Charter(SM) Small Cap Growth...................       11,089           9,745          9,545         11,216          14,967
Dreyfus Stock Index Fund, Inc..................       18,485          16,389         16,162         17,514          37,730
EQ/BlackRock Basic Value Equity................        1,083           1,037            913            966           7,573
EQ/Capital Guardian Research...................        4,798           4,380          4,259          4,600           5,552
EQ/Core Bond Index.............................       11,491          12,411         13,084         14,126          27,438
EQ/Intermediate Government Bond................        3,906           4,212          4,381          4,800          13,578
EQ/Large Cap Value Index.......................        7,803           7,338          6,885          7,671           9,038
EQ/MFS International Growth....................       12,503          10,529         11,149         12,389          19,738
EQ/Mid Cap Index...............................        4,073           3,908          3,473          3,813           7,621
EQ/Money Market................................        8,222           8,567          8,841          8,828          17,620
EQ/PIMCO Ultra Short Bond......................        1,821           1,868          1,948          2,037           6,435
EQ/Quality Bond PLUS...........................        4,430           4,860          5,079          5,470           7,470
EQ/Small Company Index.........................        1,306           1,193          1,089          1,153           7,019
EQ/T. Rowe Price Growth Stock..................       48,722          39,493         43,539         42,903          48,058
EQ/UBS Growth & Income.........................       17,615          16,145         16,041         17,974          17,554
Fidelity(R) VIP Contrafund(R) Portfolio........       22,359          20,287         20,824         22,935          28,090
Franklin Income VIP Fund.......................        6,274           6,136          5,699          7,206           7,724
Franklin Rising Dividends VIP Fund.............        1,415           1,245          1,089          1,182           4,035
Invesco V.I. Diversified Dividend Fund.........          365             390            382            369           2,752
Invesco V.I. Global Core Equity Fund...........          459             422            422            440             557
Invesco V.I. Global Health Care Fund...........          903             800            973            973             956
Invesco V.I. Technology Fund...................          343             264            308            332             355
Janus Henderson VIT Balanced Portfolio.........        8,291           7,806          8,570          9,254           9,122
Janus Henderson VIT Enterprise Portfolio.......       15,319          13,037         12,769         13,483          13,604
Janus Henderson VIT Forty Portfolio............       14,675          12,245         13,206         13,369          15,443
Janus Henderson VIT Global Research Portfolio..       10,208           8,801          9,593         10,828          11,194


 FSA-54

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017




7.  FINANCIAL HIGHLIGHTS




NET ASSETS (000'S)                                    2017           2016           2015            2014           2013
-----------------------------------------------     --------       --------        -------        --------       --------
Janus Henderson VIT Overseas Portfolio.........     $  3,447       $  2,896        $ 3,144        $  3,508       $  4,409
MFS(R) Utilities Series........................        1,486          1,489          1,378           1,766          1,744
Oppenheimer Global Fund/VA.....................        2,987          2,349          2,351           2,334          2,487
PIMCO Global Bond Portfolio (Unhedged).........        2,578          2,656          2,733           3,053          3,239

INCOME RATIO*                                            2017            2016           2015            2014            2013
--------------------------------------------------      -------         -------         -------         ------          ------
1290 VT Equity Income.............................       1.56%           1.91%           1.56%          1.49%           1.99%
1290 VT GAMCO Small Company Value.................       0.59            0.47            0.51           0.26            0.27
1290 VT Socially Responsible......................       1.01            1.08            0.97           0.77            0.75
All Asset Growth-Alt 20...........................       1.47            1.28            0.82           1.40            1.35
AXA Aggressive Allocation.........................       1.55            0.94            0.94           1.41            2.57
AXA Conservative Allocation.......................       1.07            0.94            0.82           0.80            0.99
AXA Conservative-Plus Allocation..................       1.20            0.74            0.79           0.90            1.41
AXA Global Equity Managed Volatility..............       1.08            0.89            0.94           0.94            0.86
AXA Large Cap Growth Managed Volatility(a)........       0.49            0.56            0.29           0.23            0.48
AXA Large Cap Value Managed Volatility............       1.47            1.66            1.55           1.37            1.08
AXA Mid Cap Value Managed Volatility..............       1.03            1.19            0.76           0.57            0.82
AXA Moderate Allocation...........................       1.26            0.89            0.80           1.17            0.51
AXA Moderate-Plus Allocation......................       1.41            0.75            0.84           1.33            1.67
AXA/AB Small Cap Growth...........................       0.26            0.35            0.05           0.06            0.05
AXA/Janus Enterprise..............................       0.00            0.00            0.00           0.00            0.00
AXA/Loomis Sayles Growth Portfolio................       0.17            0.31            0.12           0.11            2.19
Charter(SM) Multi-Sector Bond.....................       1.59            2.00            1.61           2.49            3.70
Charter(SM) Small Cap Growth......................       2.58            0.00            0.27           0.00            0.00
Dreyfus Stock Index Fund, Inc.....................       1.70            1.98            1.80           1.73            1.81
EQ/BlackRock Basic Value Equity...................       1.38            1.47            1.36           1.02            1.71
EQ/Capital Guardian Research......................       0.77            0.86            0.58           0.67            1.48
EQ/Core Bond Index................................       1.53            1.49            1.46           1.29            1.09
EQ/Intermediate Government Bond...................       0.82            0.68            0.58           0.39            0.21
EQ/Large Cap Value Index..........................       1.83            1.90            1.89           1.48            1.52
EQ/MFS International Growth.......................       0.80            0.96            0.60           0.92            0.92
EQ/Mid Cap Index..................................       0.89            1.05            0.87           0.79            0.80
EQ/Money Market...................................       0.41            0.00            0.00           0.00            0.00
EQ/PIMCO Ultra Short Bond.........................       1.25            0.99            0.47           0.34            0.75
EQ/Quality Bond PLUS..............................       1.16            1.16            1.06           0.98            0.35
EQ/Small Company Index............................       1.04            1.06            0.94           0.72            1.03
EQ/T. Rowe Price Growth Stock.....................       0.00            0.00            0.00           0.00            0.00
EQ/UBS Growth & Income............................       0.28            0.80            0.56           0.59            0.96
Fidelity(R) VIP Contrafund(R) Portfolio...........       0.90            0.70            0.92           0.85            0.98
Franklin Income VIP Fund..........................       4.22            4.84            4.45           5.24            6.36
Franklin Rising Dividends VIP Fund................       1.53            1.39            1.40           1.31            1.53
Invesco V.I. Diversified Dividend Fund............       1.64            1.28            1.71           1.72            2.30
Invesco V.I. Global Core Equity Fund..............       1.15            1.02            1.37           1.80            2.04


 FSA-55

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017




7.  FINANCIAL HIGHLIGHTS




INCOME RATIO*                                           2017           2016            2015           2014            2013
-------------------------------------------------      -------         ------         -------         ------         -------
Invesco V.I. Global Health Care Fund.............       0.39%          0.00%           0.00%          0.00%           0.68%
Invesco V.I. Technology Fund.....................       0.00           0.00            0.00           0.00            0.00
Janus Henderson VIT Balanced Portfolio...........       1.60           2.10            1.61           1.75            1.52
Janus Henderson VIT Enterprise Portfolio.........       0.25           0.14            0.65           0.16            0.51
Janus Henderson VIT Forty Portfolio..............       0.00           0.00            0.00           0.13            0.69
Janus Henderson VIT Global Research Portfolio....       0.83           1.05            0.67           1.07            3.05
Janus Henderson VIT Overseas Portfolio...........       1.63           4.40            0.53           3.15            1.11
MFS(R) Utilities Series..........................       4.33           3.99            4.20           2.20            2.30
Oppenheimer Global Fund/VA.......................       0.74           0.73            1.13           0.88            1.17
PIMCO Global Bond Portfolio (Unhedged)...........       1.96           1.57            1.84           2.53            1.06

EXPENSE RATIO**            SHARE CLASS+          2017             2016             2015              2014              2013
------------------------  --------------    ---------------  ---------------  ----------------  ----------------  ---------------
                                             LOW     HIGH     LOW     HIGH      LOW     HIGH     LOW      HIGH     LOW     HIGH
                                            ------   ------  ------   ------  -------   ------  ------   -------  ------   ------
1290 VT Equity
  Income................          A         0.60%     0.60%  0.60%    0.60%    0.60%    0.60%    0.35%    0.75%   0.00%     0.75%
1290 VT Equity
  Income................          B         0.35      0.75   0.35     0.75     0.35     0.75     0.35     0.75    0.00      0.75
1290 VT GAMCO Small
  Company Value.........          B         0.35      0.75   0.35     0.75     0.35     0.75     0.35     0.75    0.00      0.75
1290 VT Socially
  Responsible...........          A         0.35      0.75   0.35     0.75     0.35     0.75     0.35     0.75    0.00      0.75
1290 VT Socially
  Responsible...........          B         0.35      0.35   0.35     0.35     0.35     0.35     0.35     0.75    0.00      0.75
All Asset
  Growth-Alt 20.........          B         0.35      0.75   0.35     0.75     0.35     0.75     0.35     0.75    0.00      0.75
AXA Aggressive
  Allocation............          B         0.35      0.75   0.35     0.75     0.35     0.75     0.35     0.75    0.00      0.75
AXA Conservative
  Allocation............          B         0.35      0.75   0.35     0.75     0.35     0.75     0.35     0.75    0.00      0.75
AXA Conservative-Plus
  Allocation............          B         0.35      0.75   0.35     0.75     0.35     0.75     0.35     0.75    0.00      0.75
AXA Global Equity
  Managed Volatility....          A         0.35      0.35   0.35     0.35     0.35     0.35     0.35     0.35    0.35      0.35
AXA Large Cap Growth
  Managed Volatility(a).          B         0.35      0.75   0.35     0.75     0.35     0.75     0.35     0.75    0.00      0.75
AXA Large Cap Value
  Managed Volatility....          A         0.35      0.35   0.35     0.35     0.35     0.35     0.35     0.35    0.00      0.35
AXA Mid Cap Value
  Managed Volatility....          A         0.35      0.35   0.35     0.35     0.35     0.35     0.35     0.35    0.00      0.35
AXA Moderate
  Allocation............          B         0.35      0.75   0.35     0.75     0.35     0.75     0.35     0.75    0.00      0.75
AXA Moderate-Plus
  Allocation............          B         0.35      0.75   0.35     0.75     0.35     0.75     0.35     0.75    0.00      0.75
AXA/AB Small Cap
  Growth................          A         0.35      0.35   0.35     0.35     0.35     0.35     0.35     0.35    0.00      0.35
AXA/Janus Enterprise....          A         0.35      0.35   0.35     0.35     0.35     0.35     0.35     0.35    0.00      0.35
AXA/Loomis Sayles
  Growth Portfolio......          B         0.35      0.75   0.35     0.75     0.35     0.75     0.35     0.75    0.00      0.75
Charter(SM) Multi-Sector
  Bond..................          A         0.35      0.35   0.35     0.35     0.35     0.35     0.35     0.35    0.35      0.35
Charter(SM) Small Cap
  Growth................          B         0.35      0.75   0.35     0.75     0.35     0.75     0.35     0.75    0.00      0.75


 FSA-56

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017




7.  FINANCIAL HIGHLIGHTS




EXPENSE RATIO**             SHARE CLASS+         2017               2016             2015              2014              2013
-------------------------  --------------   ----------------  ----------------  ----------------  ----------------  ----------------
                                             LOW      HIGH      LOW     HIGH     LOW      HIGH     LOW      HIGH     LOW      HIGH
                                            ------   -------  -------   ------  ------   -------  ------   -------  ------   -------
Dreyfus Stock Index
  Fund, Inc..............      Initial      0.35%     0.75%    0.35%    0.75%   0.35%     0.75%   0.35%     0.75%   0.00%     0.75%
EQ/BlackRock Basic
  Value Equity...........         B         0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.00      0.35
EQ/Capital Guardian
  Research...............         A         0.35      0.75     0.35     0.75    0.35      0.75    0.35      0.75    0.00      0.75
EQ/Core Bond Index.......         A         0.35      0.75     0.35     0.75    0.35      0.75    0.35      0.75    0.00      0.75
EQ/Intermediate
  Government Bond........         A         0.35      0.75     0.35     0.75    0.35      0.75    0.35      0.75    0.00      0.75
EQ/Large Cap Value
  Index..................         A         0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.35      0.35
EQ/MFS International
  Growth.................         B         0.35      0.75     0.35     0.75    0.35      0.75    0.35      0.75    0.00      0.75
EQ/Mid Cap Index.........         A         0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.00      0.35
EQ/Money Market..........         A         0.35      0.75     0.35     0.75    0.35      0.75    0.35      0.75    0.00      0.75
EQ/PIMCO Ultra Short
  Bond...................         B         0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.00      0.35
EQ/Quality Bond
  PLUS...................         B         0.35      0.75     0.35     0.75    0.35      0.75    0.35      0.75    0.00      0.75
EQ/Small Company
  Index..................         A         0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.00      0.35
EQ/T. Rowe Price
  Growth Stock...........         B         0.35      0.75     0.35     0.75    0.35      0.75    0.35      0.75    0.00      0.75
EQ/UBS Growth &
  Income.................         B         0.35      0.75     0.35     0.75    0.35      0.75    0.35      0.75    0.00      0.75
Fidelity(R) VIP
  Contrafund(R) Portfolio      Service      0.35      0.75     0.35     0.75    0.35      0.75    0.35      0.75    0.35      0.75
Franklin Income VIP
  Fund...................      Class 2      0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.00      0.35
Franklin Rising
  Dividends VIP Fund.....      Class 2      0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.00      0.35
Invesco V.I. Diversified
  Dividend Fund..........     Series 1      0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.00      0.35
Invesco V.I. Global
  Core Equity Fund.......     Series 1      0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.00      0.35
Invesco V.I. Global
  Health Care Fund.......     Series 1      0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.00      0.35
Invesco V.I. Technology
  Fund...................     Series 1      0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.00      0.35
Janus Henderson VIT
  Balanced Portfolio.....   Institutional   0.35      0.75     0.35     0.75    0.35      0.75    0.35      0.75    0.35      0.75
Janus Henderson VIT
  Enterprise Portfolio...   Institutional   0.35      0.75     0.35     0.75    0.35      0.75    0.35      0.75    0.00      0.75
Janus Henderson VIT
  Forty Portfolio........   Institutional   0.35      0.75     0.35     0.75    0.35      0.75    0.35      0.75    0.00      0.75
Janus Henderson VIT
  Forty Portfolio........      Service      0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.75    0.00      0.75
Janus Henderson VIT
  Global Research
  Portfolio..............   Institutional   0.35      0.75     0.35     0.75    0.35      0.75    0.35      0.75    0.00      0.75
Janus Henderson VIT
  Overseas Portfolio.....      Service      0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.35      0.35
MFS(R) Utilities Series..      Initial      0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.00      0.35
Oppenheimer Global
  Fund/VA................      Service      0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.35      0.35
PIMCO Global Bond
  Portfolio (Unhedged)...  Administrative   0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.35      0.35


 FSA-57

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017




7.  FINANCIAL HIGHLIGHTS




TOTAL RETURN***           SHARE CLASS+        2017              2016               2015                2014              2013
------------------------  ------------   ----------------  ----------------  ------------------  ------------------  --------------
                                           LOW     HIGH      LOW     HIGH      LOW      HIGH       LOW      HIGH      LOW    HIGH
                                         -------  -------  -------  -------  --------  --------  --------  --------  ------  ------
1290 VT Equity Income...        A         15.15%   15.15%   12.31%   12.31%   -2.29%    -2.29%      8.00%     8.00%  30.94%  31.76%
1290 VT Equity Income...        B         14.98%   15.44%   12.14%   12.59%   -2.44%    -2.04%      7.88%     8.31%  30.79%  31.75%
1290 VT GAMCO Small
  Company Value.........        B         15.23%   15.69%   22.35%   22.84%   -6.40%    -6.03%      2.29%     2.71%  38.08%  39.12%
1290 VT Socially
  Responsible...........        A         19.51%   19.98%    9.14%    9.57%   -0.29%     0.11%     12.77%    13.23%  33.41%  34.35%
1290 VT Socially
  Responsible...........        B         19.98%   19.98%    9.57%    9.57%    0.12%     0.12%     13.23%    13.23%  33.83%  34.34%
All Asset Growth-Alt 20.        B         15.03%   15.49%    8.75%    9.18%   -4.68%    -4.30%      1.64%     2.06%  13.26%  14.11%
AXA Aggressive
  Allocation............        B         18.21%   18.68%    7.98%    8.41%   -2.49%    -2.10%      3.92%     4.34%  25.50%  26.43%
AXA Conservative
  Allocation............        B          4.17%    4.58%    2.16%    2.57%   -0.99%    -0.59%      1.90%     2.27%   3.49%   4.34%
AXA Conservative-Plus
  Allocation............        B          8.01%    8.44%    3.95%    4.37%   -1.39%    -1.00%      2.42%     2.78%   9.36%  10.24%
AXA Global Equity
  Managed Volatility....        A         25.64%   25.64%    4.11%    4.11%   -2.07%    -2.07%      1.32%     1.32%  19.93%  19.93%
AXA Large Cap Growth
  Managed Volatility(a).        B         28.25%   28.77%    4.72%    5.14%    3.26%     3.67%      9.25%     9.25%  31.53%  32.54%
AXA Large Cap Value
  Managed Volatility....        A         13.46%   13.46%   14.92%   14.92%   -4.35%    -4.35%     11.84%    11.85%  32.00%  32.44%
AXA Mid Cap Value
  Managed Volatility....        A         11.93%   11.93%   14.26%   14.26%   -3.88%    -3.88%      6.99%     7.45%  32.56%  33.07%
AXA Moderate
  Allocation............        B         10.22%   10.66%    4.57%    4.99%   -1.62%    -1.23%     10.49%    10.49%  12.29%  13.12%
AXA Moderate-Plus
  Allocation............        B         14.04%   14.49%    6.47%    6.90%   -2.03%    -1.64%      2.28%     2.64%  18.90%  19.78%
AXA/AB Small Cap
  Growth................        A         22.24%   22.24%   12.19%   12.19%   -3.25%    -3.25%      3.18%     3.18%  37.67%  38.12%
AXA/Janus Enterprise....        A         27.46%   27.46%   -4.67%   -4.67%   -5.82%    -5.82%     -1.07%    -1.02%  38.06%  38.53%
AXA/Loomis Sayles
  Growth Portfolio......        B         33.59%   34.12%    6.02%    6.44%   10.69%    11.13%      3.06%     3.40%  26.32%  27.21%
Charter(SM) Multi-Sector
  Bond..................        A          1.88%    1.88%    2.57%    2.57%   -0.99%    -0.99%      2.08%     2.08%  -1.38%  -1.38%
Charter(SM) Small Cap
  Growth................        B         23.43%   23.93%    8.54%    8.97%   -6.75%    -6.37%     -3.33%    -2.92%  46.67%  47.69%
Dreyfus Stock Index
  Fund, Inc.............     Initial      20.63%   21.12%   10.87%   11.32%    0.35%     0.75%     12.58%    13.08%  31.04%  32.06%
EQ/BlackRock Basic
  Value Equity..........        B          7.73%    7.73%   17.55%   17.55%   -6.48%    -6.48%      9.32%     9.32%  37.21%  37.73%
EQ/Capital Guardian
  Research..............        A         24.50%   25.00%    7.61%    8.04%    1.15%     1.56%      9.67%    10.16%  30.84%  31.78%
EQ/Core Bond Index......        A          0.71%    1.11%    0.62%    1.03%   -0.31%     0.09%      1.71%     2.07%  -2.38%  -1.57%
EQ/Intermediate
  Government Bond.......        A         -0.41%   -0.01%   -0.30%    0.10%   -0.32%     0.08%      0.75%     1.19%  -2.35%  -1.66%
EQ/Large Cap Value
  Index.................        A         12.61%   12.61%   16.07%   16.07%   -4.76%    -4.76%     12.20%    12.26%  31.15%  31.15%
EQ/MFS International
  Growth................        B         31.07%   31.60%    1.22%    1.62%   -0.55%    -0.15%     -5.74%    -5.35%  12.81%  13.65%
EQ/Mid Cap Index........        A         15.08%   15.08%   19.49%   19.49%   -3.20%    -3.20%      8.58%     8.64%  32.11%  32.11%
EQ/Money Market.........        A         -0.35%    0.05%   -0.74%   -0.35%   -0.75%    -0.35%     -0.75%    -0.27%  -0.74%   0.00%
EQ/PIMCO Ultra Short
  Bond..................        B          1.53%    1.53%    1.64%    1.64%   -0.62%    -0.62%     -0.45%    -0.44%  -0.22%   0.08%
EQ/Quality Bond PLUS....        B          0.64%    1.04%    0.42%    0.82%   -0.52%    -0.12%      2.14%     2.58%  -3.00%  -2.28%
EQ/Small Company
  Index.................        A         13.61%   13.61%   20.11%   20.11%   -4.90%    -4.90%      4.49%     4.49%  37.00%  37.40%


 FSA-58

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017




7.  FINANCIAL HIGHLIGHTS




TOTAL RETURN***                 SHARE CLASS+        2017               2016               2015                2014
-----------------------------  --------------  ----------------  -----------------  ------------------  -----------------
                                                LOW      HIGH      LOW      HIGH      LOW      HIGH       LOW      HIGH
                                               -------  -------  --------  -------  --------  --------  --------  -------
EQ/T. Rowe Price Growth
  Stock......................         B        32.37%   32.90%      0.59%    0.99%    9.40%      9.84%     7.83%    8.27%
EQ/UBS Growth &
  Income.....................         B        20.38%   20.86%      9.33%    9.76%   -2.16%     -1.77%    13.62%   14.09%
Fidelity(R) VIP Contrafund(R)
  Portfolio..................      Service     20.86%   21.34%      7.11%    7.54%   -0.19%      0.21%    11.03%   11.42%
Franklin Income VIP
  Fund.......................      Class 2      9.29%    9.29%     13.63%   13.63%   -7.38%     -7.38%     4.22%    4.27%
Franklin Rising Dividends
  VIP Fund...................      Class 2     20.14%   20.14%     15.64%   15.64%   -3.98%     -3.98%     8.34%    8.34%
Invesco V.I. Diversified
  Dividend Fund..............     Series 1      8.20%    8.20%     14.41%   14.41%    1.71%      1.71%    12.39%   12.49%
Invesco V.I. Global Core
  Equity Fund................     Series 1     22.47%   22.47%      6.44%    6.44%   -1.77%     -1.77%     0.32%    0.34%
Invesco V.I. Global Health
  Care Fund..................     Series 1     15.42%   15.42%    -11.77%  -11.77%    2.80%      2.80%    19.23%   19.28%
Invesco V.I. Technology
  Fund.......................     Series 1     34.66%   34.66%     -1.10%   -1.10%    6.44%      6.44%    10.65%   10.65%
Janus Henderson VIT
  Balanced Portfolio.........   Institutional  17.55%   18.02%      3.82%    4.24%   -0.13%      0.27%     7.71%    8.13%
Janus Henderson VIT
  Enterprise Portfolio.......   Institutional  26.47%   26.98%     11.53%   11.97%    3.25%      3.67%    11.68%   12.13%
Janus Henderson VIT
  Forty Portfolio............   Institutional  29.34%   29.86%      1.43%    1.84%   11.38%     11.83%     7.94%    8.38%
Janus Henderson VIT
  Forty Portfolio............      Service     29.54%   29.54%      1.59%    1.59%   11.55%     11.55%     8.09%    8.10%
Janus Henderson VIT
  Global Research
  Portfolio..................   Institutional  26.08%   26.58%      1.30%    1.71%   -3.02%     -2.63%     6.70%    7.15%
Janus Henderson VIT
  Overseas Portfolio.........      Service     30.35%   30.35%     -7.03%   -7.03%   -9.12%     -9.12%   -12.41%  -12.41%
MFS(R) Utilities Series......      Initial     14.43%   14.43%     11.08%   11.08%  -14.82%    -14.82%    12.33%   12.34%
Oppenheimer Global
  Fund/VA....................      Service     35.84%   35.84%     -0.50%   -0.50%    3.31%      3.31%     1.71%    1.71%
PIMCO Global Bond
  Portfolio (Unhedged).......  Administrative   8.25%    8.25%      3.68%    3.68%   -4.37%     -4.37%     1.90%    1.92%


TOTAL RETURN***                     2013
-----------------------------  ----------------
                                 LOW     HIGH
                               -------  -------
EQ/T. Rowe Price Growth
  Stock......................  36.87%   37.88%
EQ/UBS Growth &
  Income.....................  34.57%   35.54%
Fidelity(R) VIP Contrafund(R)
  Portfolio..................  30.13%   30.70%
Franklin Income VIP
  Fund.......................  13.55%   13.96%
Franklin Rising Dividends
  VIP Fund...................  29.23%   29.69%
Invesco V.I. Diversified
  Dividend Fund..............  30.46%   31.09%
Invesco V.I. Global Core
  Equity Fund................  22.11%   22.47%
Invesco V.I. Global Health
  Care Fund..................  40.04%   40.51%
Invesco V.I. Technology
  Fund.......................  24.66%   25.14%
Janus Henderson VIT
  Balanced Portfolio.........  19.22%   19.73%
Janus Henderson VIT
  Enterprise Portfolio.......  31.38%   32.34%
Janus Henderson VIT
  Forty Portfolio............  30.28%   31.16%
Janus Henderson VIT
  Forty Portfolio............  30.42%   30.42%
Janus Henderson VIT
  Global Research
  Portfolio..................  13.89%   13.89%
Janus Henderson VIT
  Overseas Portfolio.........  27.50%   28.42%
MFS(R) Utilities Series......  20.10%   20.51%
Oppenheimer Global
  Fund/VA....................  26.54%   26.54%
PIMCO Global Bond
  Portfolio (Unhedged).......  -8.79%   -8.79%

(a) AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges and Contractowner charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.
** This ratio represents the annual contract expenses consisting of mortality and risk expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
*** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The effective date of the Variable Investment Options is indicated by a date notation, as applicable. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.
+ Share class reflects the shares of the portfolio that the Variable Investment Options invest in.


 FSA-59

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2017




8.  SUBSEQUENT EVENTS



All material subsequent transactions and events have been evaluated for the period from December 31, 2017 through the date on which the financial statements were issued. It has been determined that there are no subsequent transactions or events that require adjustment or disclosure in the financial statements.



 FSA-60

                             FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                    MONY LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm..................................  F-1

Financial Statements:
 Balance Sheets, December 31, 2017 and December 31, 2016.................................  F-2
 Statements of Income (Loss), Years Ended December 31, 2017, 2016 and 2015...............  F-3
 Statements of Comprehensive Income (Loss), Years Ended December 31, 2017, 2016 and 2015.  F-4
 Statements of Shareholder's Equity, Years Ended December 31, 2017, 2016 and 2015........  F-5
 Statements of Cash Flows, Years Ended December 31, 2017, 2016 and 2015..................  F-6
 Notes to Financial Statements...........................................................  F-7
   Note 1: Organization..................................................................  F-7
   Note 2: Significant Accounting Policies...............................................  F-9
   Note 3: Investments................................................................... F-19
   Note 4: Deferred Acquisition Cost and Value of Business Acquired...................... F-27
   Note 5: Fair Value Disclosures........................................................ F-28
   Note 6: Liabilities for Unpaid Claims and Claim Expenses.............................. F-33
   Note 7: Reinsurance................................................................... F-34
   Note 8: Related Party Transactions.................................................... F-35
   Note 9: Share-based Compensation...................................................... F-36
   Note 10: Income Taxes................................................................. F-36
   Note 11: Accumulated Other Comprehensive Income....................................... F-38
   Note 12: Litigation................................................................... F-38
   Note 13: Statutory Financial Information.............................................. F-38
   Note 14: Subsequent Events............................................................ F-39

Financial Statements Schedules:
   Schedule I - Summary of Investments - Other than Investments in Related Parties....... F-40
   Schedule IV - Reinsurance............................................................. F-41

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company of America:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying balance sheets of MONY Life Insurance Company of America as of December 31, 2017 and 2016 and the related statements of income (loss), comprehensive income (loss), shareholder's equity and cash flows for each of the three years in the period ended December 31, 2017, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 23, 2018

We have served as the Company's auditor since at least 1998. We have not determined the specific year we began serving as auditor of the Company.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016

                                                     2017       2016
                                                   --------   --------
                                                   (IN MILLIONS, EXCEPT
                                                    SHARE AMOUNTS)
ASSETS:
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost $1,425 and $1,099)....... $  1,451   $  1,109
  Mortgage loans on real estate...................       17         17
  Policy loans....................................      185        176
  Other invested assets...........................       63         68
                                                     --------  --------
   Total investments..............................    1,716      1,370
Cash and cash equivalents.........................       44        138
Amounts due from reinsurers.......................    1,325      1,390
Deferred policy acquisition costs.................      383        353
Deferred cost of reinsurance......................       50         57
Current and deferred income tax receivables.......       22         24
Other assets......................................       29         29
Separate Accounts assets..........................    2,015      1,747
                                                     --------  --------

TOTAL ASSETS...................................... $  5,584   $  5,108
                                                     ========  ========

LIABILITIES
Policyholders' account balances................... $  2,631   $  2,377
Future policy benefits and other
  policyholders' liabilities......................      358        347
Amounts due to reinsurers.........................      132        131
Other liabilities.................................       72         77
Separate Accounts liabilities.....................    2,015      1,747
                                                     --------  --------
   Total liabilities..............................    5,208      4,679
                                                     --------  --------

Commitments and contingent liabilities (Note 2, 5, 8, 9 and 12)

SHAREHOLDER'S EQUITY
Common Stock, $1.00 par value; 5.0 million shares
  authorized, 2.5 million issued and outstanding..        2          2
Capital in excess of par value....................      326        323
Retained earnings.................................       36         97
Accumulated other comprehensive income (loss).....       12          7
                                                     --------  --------
   Total shareholder's equity.....................      376        429
                                                     --------  --------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY........ $  5,584   $  5,108
                                                     ========  ========

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                          STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                    2017    2016    2015
                                                   ------  ------  ------
                                                        (IN MILLIONS)
REVENUES
Policy charges and fee income..................... $  180  $  188  $  153
Premiums..........................................     23       4       1
Net derivative gains (losses).....................     (6)     (2)     (3)
Net investment income (loss)......................     48      42      38
Investment gains (losses), net:
  Total other-than-temporary impairment losses....     --      (3)     (1)
  Other investment gains (losses), net............     --      (1)     --
                                                   ------  ------  ------
  Total investment gains (losses), net............     --      (4)     (1)
                                                   ------  ------  ------
Equity in income (loss) of AllianceBernstein......      6       6       5
Other income (loss)...............................      7       8       9
                                                   ------  ------  ------
     Total revenues...............................    258     242     202
                                                   ------  ------  ------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...........................     54      29      41
Interest credited to policyholders'
  account balances................................     41      43      35
Compensation and benefits.........................     51      59      36
Commissions.......................................    120     114     121
Amortization of deferred policy acquisition
  costs, net......................................    (38)     (2)    (76)
Amortization of deferred cost of reinsurance......      7       7       8
Other operating costs and expenses................     91      86      58
                                                   ------  ------  ------
     Total benefits and other deductions..........    326     336     223
                                                   ------  ------  ------
Income (loss) from operations, before income taxes    (68)    (94)    (21)
Income tax (expense) benefit......................      7      35      10
                                                   ------  ------  ------

Net Income (Loss)................................. $  (61) $  (59) $  (11)
                                                   ======  ======  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                   STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                        2017    2016    2015
                                                       ------  ------  ------
                                                            (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
  Net Income (Loss)................................... $  (61) $  (59) $  (11)
                                                       ------  ------  ------

   Other comprehensive income (loss), net of
     income taxes:
     Change in unrealized gains (losses), net of
       reclassification adjustments (Note 11).........      5       2     (12)
                                                       ------  ------  ------
       Total other comprehensive income (loss),
         net of income taxes..........................      5       2     (12)
                                                       ------  ------  ------

Comprehensive Income (Loss)........................... $  (56) $  (57) $  (23)
                                                       ======  ======  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                      STATEMENTS OF SHAREHOLDER'S EQUITY
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                    2017    2016    2015
                                                   ------  ------  ------
                                                        (IN MILLIONS)
SHAREHOLDER'S EQUITY
  Common stock, at par value, beginning and end
   of year........................................ $    2  $    2  $    2
                                                   ------  ------  ------
  Capital in excess of par value, beginning
   of year........................................    323     320     317
  Changes in capital in excess of par value.......      3       3       3
                                                   ------  ------  ------
  Capital in excess of par value, end of year.....    326     323     320
                                                   ------  ------  ------
  Retained earnings, beginning of year............     97     156     167
  Net income (loss)...............................    (61)    (59)    (11)
                                                   ------  ------  ------
  Retained earnings, end of year..................     36      97     156
                                                   ------  ------  ------
  Accumulated other comprehensive income (loss),
   beginning of year..............................      7       5      17
  Other comprehensive income (loss)...............      5       2     (12)
                                                   ------  ------  ------
  Accumulated other comprehensive income (loss),
   end of year....................................     12       7       5
                                                   ------  ------  ------
TOTAL SHAREHOLDER'S EQUITY, END OF YEAR........... $  376  $  429  $  483
                                                   ======  ======  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                           STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
Net income (loss)............................ $  (61) $  (59) $  (11)
Adjustments to reconcile net income (loss)
  to net cash provided by (used in)
  operating activities:
  Interest credited to policyholders'
   account balances..........................     41      43      35
  Policy charges and fee income..............   (180)   (188)   (153)
  Net derivative gains (losses)..............      6       2       3
  Investment (gains) losses, net.............     --       4       1
  Dividends from AB Units....................      6       5       5
  Equity in (income ) loss from AB...........     (6)     (6)     (5)
  Amortization of deferred reinsurance costs.      7       7       8
Changes in:
  Deferred policy acquisition costs, net.....    (38)     (2)    (76)
  Future policy benefits.....................     10      (9)     12
  Current and deferred income taxes..........      2     (28)    (10)
  Other, net.................................     67      40      --
                                              ------  ------  ------

Net cash provided by (used in)
  operating activities.......................   (146)   (191)   (191)
                                              ------  ------  ------

Cash flows from investing activities:
  Proceeds from the
   sale/maturity/prepayment of:
  Fixed maturities, available for sale.......    388     128     105
  Payment for the purchase/origination of:...
  Fixed maturities, available for sale.......   (714)   (333)   (153)
  Mortgage loans on real estate..............     --     (17)     --
  Cash settlement related to
   derivative instruments....................     28     (13)     (7)
  Change in policy loans.....................     (9)    (17)     (9)
  Other, net.................................     --      (3)     (3)
                                              ------  ------  ------

Net cash provided by (used in)
  investing activities.......................   (307)   (255)    (67)
                                              ------  ------  ------

Cash flows from financing activities:
  Policyholders' account balances:
  Deposits...................................    599     455     445
  Withdrawals................................   (199)    (59)    (20)
  Transfers (to) from Separate Accounts......    (80)    (20)    (38)
  Change in collateralized
   pledged liabilities.......................     39      32      --
                                              ------  ------  ------

Net cash provided by (used in)
  financing activities.......................    359     408     387
                                              ------  ------  ------

Change in cash and cash equivalents..........    (94)    (38)    129
Cash and cash equivalents, beginning of year.    138     176      47
                                              ------  ------  ------

Cash and Cash Equivalents, End of Year....... $   44  $  138  $  176
                                              ======  ======  ======

Schedule of non-cash financing activities:
  Non-cash asset acquisition................. $   --  $    7  $   --
                                              ======  ======  ======
  Share-based Programs (Note 9).............. $    3  $    3  $    3
                                              ======  ======  ======
  Income taxes refunded (paid)............... $    8  $    7  $   (1)
                                              ======  ======  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                         NOTES TO FINANCIAL STATEMENTS

1) ORGANIZATION

   MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance corporation. MLOA's primary business is providing life insurance and employee benefit products to both individuals and businesses. MLOA is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a direct wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Holdings is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management.

   On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, Holdings, through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission (the "SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

   Revision of Prior Period Financial Statements

   In 2017, management identified errors in its previous financial statements. These errors primarily related to the calculation of policyholders' benefit reserves, interest credited to policyholders' account balances and deferred policy acquisition costs ("DAC") amortization for certain variable and interest sensitive life products and misclassification of an intangible asset for business acquired from a third party. Management evaluated the impact of these errors and concluded they were not material to any previously reported annual financial statements. In order to improve the consistency and comparability of the financial statements, management revised the balance sheet as of December 31, 2016 and the related statements of income (loss), comprehensive income (loss), shareholder's equity and cash flows for the years ended December 31, 2016 and 2015 to include the revisions presented below.

                                                                        IMPACT OF
                                               AS PREVIOUSLY REPORTED   REVISIONS      AS REVISED
                                               ---------------------- -------------  --------------
                                                    DECEMBER 31,       DECEMBER 31,   DECEMBER 31,
                                               ---------------------- -------------  --------------
                                                        2016               2016           2016
                                               ---------------------- -------------  --------------
                                                                  (IN MILLIONS)
ASSETS
INVESTMENTS:
  Other invested assets....................... $                   75 $          (7) $           68
                                                                      -------------
  Total investments...........................                  1,377            (7)          1,370
  Deferred policy acquisition costs...........                    374           (21)            353
  Current and deferred income tax receivables.                     27            (3)             24
  Other assets................................                     22             7              29
                                                                      -------------
  Total Assets................................ $                5,132 $         (24) $        5,108
                                                                      -------------
LIABILITIES:
  Policyholders' account balances............. $                2,403 $         (26) $        2,377
  Future policy benefits and other
   policyholders' liabilities.................                    351            (4)            347
                                                                      -------------
Total Liabilities.............................                  4,709           (30)          4,679
EQUITY:
  Retained earnings...........................                     91             6              97
  Total shareholder's equity..................                    423             6             429
                                                                      -------------
  Total Liabilities and Shareholder's Equity.. $                5,132 $         (24) $        5,108
                                                                      -------------

                                                 AS PREVIOUSLY     IMPACT OF
                                                   REPORTED        REVISIONS      AS REVISED
                                               ----------------  ------------  ----------------
                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                               ----------------  ------------  ----------------
                                                 2016     2015    2016   2015    2016     2015
                                               -------  -------  -----  -----  -------  -------
                                                                 (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  Revenues:
   Policy charges and fee income.............. $   196  $   152  $  (8) $   1  $   188  $   153
                                                                 -----  -----
     Total revenues...........................     250      201     (8)     1      242      202
                                                                 -----  -----
  Benefits and other deductions:
   Policyholders' benefits....................      34       39     (5)     2       29       41
   Interest credited to policyholders'
     account balances.........................      49       42     (6)    (7)      43       35
   Amortization of deferred policy
     acquisition costs, net...................     (10)     (73)     8     (3)      (2)     (76)
                                                                 -----  -----
     Total benefits and other deductions......     339      231     (3)    (8)     336      223
  Income (loss) from operations, before
   income taxes...............................     (89)     (30)    (5)     9      (94)     (21)
  Income tax (expense) benefit................      33       13      2     (3)      35       10
                                                                 -----  -----
  Net Income (Loss)........................... $   (56) $   (17) $  (3) $   6  $   (59) $   (11)
                                                                 -----  -----

STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net Income (loss)........................... $   (56) $   (17) $  (3) $   6  $   (59) $   (11)
                                                                 -----  -----
  Comprehensive Income (Loss)................. $   (54) $   (29) $  (3) $   6  $   (57) $   (23)
                                                                 -----  -----

                                                 AS PREVIOUSLY     IMPACT OF
                                                   REPORTED        REVISIONS      AS REVISED
                                               ----------------  ------------  ----------------
                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                               ----------------  ------------  ----------------
                                                 2016     2015    2016   2015    2016     2015
                                               -------  -------  -----  -----  -------  -------
                                                                 (IN MILLIONS)
STATEMENTS OF SHAREHOLDER'S EQUITY:
  Retained earnings, beginning of year........ $   147  $   164  $   9  $   3  $   156  $   167
  Net income (loss)...........................     (56)     (17)    (3)     6      (59)     (11)
                                                                 -----  -----
  Retained earnings, end of year..............      91      147      6      9       97      156
                                                                 -----  -----
  Total Shareholder's Equity, End of Year..... $   423  $   474  $   6  $   9  $   429  $   483
                                                                 -----  -----

STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss).......................... $   (56) $   (17) $  (3) $   6  $   (59) $   (11)
   Adjustments to reconcile net income
     (loss) to net cash provided by (used
     in) operating activities:................
   Interest credited to policyholders'
     account balances.........................      49       42     (6)    (7)      43       35
   Policy charges and fee income..............    (196)    (152)     8     (1)    (188)    (153)
   Changes in:
   Deferred policy acquisition costs, net.....     (10)     (73)     8     (3)      (2)     (76)
   Future policy benefits.....................      (4)      10     (5)     2       (9)      12
   Current and deferred income taxes..........     (26)     (13)    (2)     3      (28)     (10)
                                                                 -----  -----
   Net cash provided by (used in) operating
     activities............................... $  (191) $  (191) $  --  $  --  $  (191) $  (191)
                                                                 -----  -----

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation

   The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the financial position of MLOA and its results of operations and cash flows for the periods presented.

   The years "2017", "2016" and "2015" refer to the years ended December 31, 2017, 2016 and 2015, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation. Reclassifications primarily relate to our presentation of embedded derivatives, value of business acquired ("VOBA") and ceded policy loan balances. The reclassifications impacted the Net derivative gains (losses), Interest credited to policyholders' account balances, Amortization of DAC, net and Other operating costs and expenses on the statements of income (loss) and Amounts due from reinsurers and Amounts due to reinsurers on the balance sheets.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standard Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ended
   December 31, 2018. MLOA elected to early adopt the new guidance for the year ended December 31, 2016. Adoption of this guidance did not have a material impact on MLOA's financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. MLOA adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the MLOA's financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement for an investor to retroactively adjust the basis of a previously held interest in an investment that subsequently qualifies for use of the equity method. Additionally, the amendment requires any unrealized holding gain or loss recognized in Accumulated Other Comprehensive Income ("AOCI") to be realized in earnings at the date an available-for-sale ("AFS") security qualifies for use of the equity method. MLOA adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on MLOA's financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements, including income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. MLOA adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on MLOA's financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. MLOA adopted this guidance beginning January 1, 2016 and continuously updates its analysis as circumstances change or new entities are formed. Adoption of this guidance did not have a material impact on MLOA's financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance was effective for annual periods, ending after December 15, 2016 and interim periods thereafter. MLOA adopted the guidance effective December 31, 2016. Adoption of this guidance did not have a material impact on MLOA's financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2018, the FASB issued new guidance that will permit, but not require, entities to reclassify to retained earnings tax effects "stranded" in AOCI resulting from the change in federal tax rate enacted by the Tax Cuts and Jobs Act (the "Act") on December 22, 2017. An entity that elects this option must reclassify these stranded tax effects for all items in AOCI, including, but not limited to, AFS securities and employee benefits. Tax effects stranded in AOCI for other reasons, such as prior changes in tax law, may not be reclassified. While the new guidance provides entities the option to reclassify these amounts, new disclosures are required regardless of whether entities elect to do so. The new guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted for periods for which financial statements have not yet been issued or made available for issuance, including in the period the Act was signed into law (i.e., the reporting period including December 22, 2017). Election can be made either to apply the new guidance retrospectively to each period in which the effect of the Act is recognized or in the period of adoption. Management currently is evaluating the options provided for adopting this guidance and the potential impacts on MLOA's financial statements.

   In August 2017, the FASB issued new guidance on accounting for hedging activities, intended to more closely align the financial statement reporting of hedging relationships to the economic results of an entity's risk management activities. In addition, the new guidance makes certain targeted modifications to simplify the application of current hedge accounting guidance. The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with early application permitted. The effect of adoption should be reflected as of the beginning of the fiscal year of adoption (that is, the initial application date). All transition requirements and elections should be applied to derivatives positions and hedging relationships existing on the date of adoption. Management currently is evaluating the impact that adoption of this guidance will have on MLOA's financial statements.

   In May 2017, the FASB issued guidance on share-based payments. The amendment provides clarity intended to reduce diversity in practice and the cost and complexity of accounting for changes to the terms or conditions of share-based payment awards. The new guidance is effective for interim and annual periods beginning after December 15, 2017, requires prospective application to awards modified on or after the date of adoption, and permits early adoption. This amendment is not expected to have a material impact on MLOA's financial statements.

   In March 2017, the FASB issued guidance that requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments. The new guidance is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted and is to be applied on a modified retrospective basis. Management currently is evaluating the impact that adoption of this guidance will have on MLOA's financial statements.

   In March 2017, the FASB issued new guidance on the presentation of net periodic pension and post-retirement benefit costs that requires disaggregation of the service cost component from the other components of net benefit costs on the income statement. The service cost component will be presented with other employee compensation costs in "income from operations," and the remaining components will be reported separately outside of income from operations. While this standard does not change the rules for how benefits costs are measured, it limits the amount eligible for capitalization to the service cost component and, therefore, may require insurers and other entities that establish deferred assets related to the acquisition of new contracts to align its capitalization policies/practices with that limitation. The new guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted and is to be applied retrospectively for changes in the income statement presentation of net benefit cost and prospectively for changes in capitalization eligibility. The guidance permits the use of amounts previously disclosed for the various components of net benefits cost as the basis for the retrospective change in the income statement presentation, and use of that approach must be disclosed as a "practical expedient" to determining how much of the various components of net benefits costs actually was reflected in historical income statements a result of capitalization and subsequent amortization. MLOA expects to utilize the practical expedient for adopting the retrospective change in its income statement presentation of net benefits costs. Based on the assessments performed to-date, adoption of this new guidance in first quarter 2018 is not expected to have a material impact on MLOA's financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on MLOA's financial condition or results of operations.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management is currently evaluating the impact that adoption of this guidance will have on the MLOA's financial statements.

   In January 2016, the FASB issued new guidance related to the recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on AFS debt securities. The new guidance will require equity investments in unconsolidated entities, except those accounted for under the equity method, to be measured at fair value through earnings, thereby eliminating the AFS classification for equity securities with readily determinable fair values for which changes in fair value currently are reported in AOCI. Adoption of this new guidance is required in interim and annual periods beginning after December 15, 2017 and is to be applied on a modified retrospective basis. At December 31, 2017, MLOA has no common stock securities designated as AFS for which a cumulative effect adjustment to opening retained earnings would be required at January 1, 2018 to reclassify from AOCI the related net unrealized investment gains/(losses), net of income tax. MLOA's investment assets held in the form of equity interests in unconsolidated entities, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds, generally are accounted for under the equity method and will not be impacted by this new guidance. MLOA does not currently report any of its financial liabilities under the fair value option. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on MLOA's financial condition or results of operations.

   In May 2014, the FASB issued new guidance that revises the recognition criteria for revenue arising from contracts with customers to provide goods or services, except when those revenue streams are from insurance contracts, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new standard's core principle is that revenue should be recognized when "control" of promised goods or services is transferred to customers and in an amount that reflects the consideration to which it expects to be entitled in exchange. Applying the new revenue recognition criteria generally will require more judgments and estimates than under current guidance in order to identify contractual performance obligations to customers, assess the roles of intermediaries in fulfilling those obligations, determine the amount of variable consideration to include in the transaction price, and allocate the transaction price to distinct performance obligations in bundled contracts. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted. Transition to the new standard requires a retrospective approach but application is permitted either on a full or modified basis, the latter by recognition of a cumulative-effect adjustment to opening equity in the period of initial adoption. Revenues within the scope of this standard and subject to MLOA's analysis largely relate to ceded commission and fees from the business reinsured with Protective Life. MLOA will adopt the new revenue recognition guidance on a modified retrospective basis beginning January 1, 2018, and its future financial statements will include required additional disclosures. Based on the assessments performed to-date, MLOA does not expect adoption of this new guidance to have a material impact on its financial condition or results of operations.

   Investments

   The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in Other comprehensive income ("OCI"). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   MLOA determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to MLOA from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Equity securities, are carried at fair value and are included in Other invested assets with changes in fair value reported in OCI.

   Units in AllianceBernstein L.P. ("AB"), a subsidiary of Holdings, are carried on the equity method and reported in Other invested assets.

   Short-term investments are reported at amortized cost that approximates fair value and would be included in Other invested assets.

   All securities owned, including United States government and agency securities and mortgage-backed securities, are reported in the financial statements on a trade date basis.

   Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by MLOA include equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the balance sheets either as assets within Other invested assets or as liabilities within Other liabilities. MLOA nets the fair value of all derivative financial instruments with counterparties for which a standardized "ISDA Master Agreement" and related Credit Support Annex ("CSA") have been executed. MLOA uses derivatives to manage asset/liability risk but has not designated those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of MLOA freestanding derivative positions, including net receipts and payments, are included in Net derivative gains (losses) without considering changes in the fair value of the economically associated assets or liabilities.

   MLOA is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, MLOA assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, MLOA instead may elect to carry the entire instrument at fair value.

   Commercial Mortgage Loans on Real Estate:

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations --The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status (current vs. delinquent) -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by MLOA's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on MLOA's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by MLOA are accounted for as a separate component of AOCI, net of related deferred income taxes and amounts attributable to DAC and VOBA related to variable life and investment-type products.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   MLOA defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, MLOA often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, MLOA either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ widely accepted internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL"), variable universal life and investment-type contracts are reported as increases to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC and VOBA

   DAC. Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income.

   VOBA. VOBA, which arose from MLOA's 2004 acquisition by AXA Financial, was established in accordance with purchase accounting guidance for business combinations. VOBA is the actuarially determined present value of estimated future gross profits from insurance contracts in force at the date of the acquisition. VOBA was amortized over the expected life of the contracts (up to 50 years from the date of issue) according to the type of contract using the methods described below as applicable. Amortization of VOBA is reported in Other operating costs and expenses in the statements of income (loss).

   AMORTIZATION POLICY. For UL and investment type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC and VOBA are amortized using the present value of estimated assessments. The effect on the amortization of DAC and VOBA of updates to estimated gross profits or assessments is reflected in net income (loss) in the period such estimated gross profits or assessments are updated. A decrease in expected gross profits or assessments would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits or assessments would slow DAC and VOBA amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in shareholder's equity as of the balance sheet dates.

   A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC and VOBA amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Based upon management's current expectations of interest rates and future fund growth, MLOA updated its RTM assumption from 9.0% to 7.0%. The average gross long term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2017, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance was 7.0% (5.63% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (13.63%, net of product weighted average Separate Account fees) and 0.0% ((1.37)%, net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment-type products relate to contract persistency and General Account investment spread.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Deferred Cost of or Gain on Reinsurance

   MLOA currently cedes an in-force book of life insurance and annuity policies written primarily prior to 2004 to Protective Life Insurance Company ("Protective Life"). As a result of the reinsurance agreement MLOA recorded a deferred cost of reinsurance asset. The cost of or gain on reinsurance at the inception of a coinsurance treaty, defined as the difference between the initial coinsurance premium paid and the amount of the net liabilities relating to the underlying reinsured policies in accordance with the reinsurance agreement, net of the ceded commission received is deferred and amortized over the lives of the underlying policies.

   Policyholders' Account Balances and Future Policy Benefits

   MLOA uses actuarial methods and assumptions that are consistently applied each reporting period and recognizes the best estimate of the ultimate liability.

   Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   MLOA had issued certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. MLOA also had issued certain variable annuity products that contained a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that actual experience will be consistent with management's estimates. MLOA's variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five-year or an annual reset.

   In connection with the reinsurance agreement with Protective Life, MLOA has reinsured 100% of the risk associated with variable annuity products with GMDB and GMIB features.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest.

   Reinsurance recoverable balances were calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to income.

   Liabilities for unpaid claims and claim adjustment expenses are established for MLOA's employee benefits products which includes the following Group products: long-term and short-term disability, life insurance, vision, and dental. Unpaid claim and claim adjustment expenses consist of (1) claim reserves for known claims that are unpaid as of the balance sheet date;
   (2) Incurred But Not Reported reserves for claims where the insured event occurred but has not yet been reported to MLOA or the insured has not yet satisfied elimination period to be eligible for the benefits; and (3) claim adjustment expense reserves for settling these claims. MLOA determines Incurred But Not Reported reserves using loss ratio and completion factors methods. The claim reserves for the long-term disability claims are provided by a third party managing the claims on MLOA's behalf and the claim reserves methodology is a present value of future benefits over the expected disability period determined using actuarial assumptions. The claim adjustment expense reserves are set based on the anticipated cost associated with claim administration expenses on the run-out of business. Interest is accreted and recognized in Policyholders' benefits in MLOA's statement of income.

      . For long-term disability ("LTD") the claim reserves for the reported claims are calculated as the present value of the net monthly LTD benefits (Social Security and other offsets may be estimated if unknown) and the best estimate probabilities of the claimant remaining disabled for a given benefit payment which are based on a termination rates table adjusted for experience. Should the offsets be estimated, they are estimated using the claimant's salary, duration of disability and the probability of the offset award.

       The disability termination rates vary based on the insured's age at disability, gender, elimination period, the duration of disability, social security status and the number of months remaining in the benefit period. The rates account for the probabilities of both recovery and death. The reserves vary with plan provisions such as monthly benefit, offsets, own occupation period, benefit duration, cost of living adjustment ("COLA"), and minimum and maximum benefits. The discount rate assumptions for these liabilities are set annually and are based on projected investment returns for the asset portfolios. The interest rate is locked in for each claimant based on the year of disability.

      . For short-term and long-term disability and group life liabilities the incurred but not reported reserves are determined using the expected loss ratio method, where the expected loss ratio is applied to the underwritten premiums to determine ultimate liabilities.

      . For dental and vision this liability is primarily calculated using completion factors, where these factors complete paid-to-date claims to the ultimate liability based on past experience. For short-term and long-term disability and group life liabilities the incurred but not reported reserves are determined using the expected loss ratio method, where the expected loss ratio is applied to the underwritten premiums to determine ultimate liabilities.

   Separate Accounts

   Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment income (loss) less fees, held primarily for the benefit of policyholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the statements of income (loss). For 2017, 2016 and 2015, investment results of such Separate Accounts were gains (losses) of $308 million, $52 million and $(12) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   MLOA reports the General Account's interests in Separate Accounts as Other invested assets in the balance sheets.

   Income Taxes

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including MLOA, file a consolidated federal income tax return. MLOA provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, MLOA determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   As required under accounting for income taxes, MLOA determined reasonable estimates for certain effects of the Tax Cuts and Jobs Act enacted on December 22, 2017 and recorded those estimates as provisional amounts in the 2017 MLOA financial statements. In accordance with SEC Staff Accounting Bulletin No. 118 ("SAB 118"), MLOA may make additional adjustments during 2018 (the measurement period) to the income tax balance sheet and income statement accounts as the U.S. Department of the Treasury issues further guidance and interpretations.

   Assumption Updates and Model Changes

   In 2017, MLOA made several assumption updates and model changes, including the following: (1) updated premium funding assumptions for certain UL and variable UL products with secondary guarantees; (2) completed its periodic review and updated its long term mortality assumption for universal, variable universal and traditional life products; (3) updated the assumption for long term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for UL, variable UL and deferred annuity business lines; (4) updated our maintenance expense assumption for UL and variable UL products; and (5) Refined our calculation used to estimate the future costs of certain long term care benefit acceleration riders on our UL and variable UL products. The net impact of assumption changes in 2017 increased policyholders' benefits by $7 million, increased the amortization of DAC by $21 million, and increased policy charges and fee income by $4 million. This resulted in an increase in Loss from operations, before income taxes of $10 million and increased Net loss by $7 million.

   In 2016, MLOA made several assumption updates and model changes including the following (1) updates to calculate the amortization of DAC for indexed universal life ("IUL") products on a specific product specification basis rather than using one product as the basis to calculate the amortization of DAC; (2) updated the premium funding assumption used in setting variable life policyholder benefit reserves, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") products as a result of unfavorable mortality experience; and (4) updated the General Account spread assumption for certain VISL products to reflect lower expected investment yields.

   The net impact of these model changes and assumption updates in 2016 decreased policyholders' benefits by $15 million, increased the amortization of DAC by $67 million and increased policy charges and fee income by $30 million, resulting in a net increase to the 2016 Loss from operations, before income taxes and Net loss of approximately $22 million and $14 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, MLOA updated its RTM assumption used to calculate VISL and amortization of DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in VISL reserves of $4 million and an increase in amortization of DAC of $8 million, resulting in a net increase to the 2015 Loss from operations, before income taxes and Net loss of approximately $12 million and $8 million, respectively.

3) INVESTMENTS

   FIXED MATURITIES

   The following table provides information relating to fixed maturities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS      GROSS
                                              AMORTIZED  UNREALIZED UNREALIZED   FAIR       OTTI
                                                COST       GAINS      LOSSES     VALUE   IN AOCI/(1)/
                                              ---------- ---------- ---------- --------- -----------
                                                                  (IN MILLIONS)
DECEMBER 31, 2017:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      888  $      21  $       2 $     907   $      --
  Private corporate..........................        284          8          1       291          --
  U.S. Treasury, government and agency.......        232          1          1       232          --
  States and political subdivisions..........          5         --         --         5          --
  Commercial mortgage-backed.................         --         --         --        --          --
  Residential mortgage-backed................         --         --         --        --
  Asset-backed/(2)/..........................         12         --         --        12
  Redeemable preferred stock.................          4         --         --         4          --
                                              ----------  ---------  --------- ---------   ---------

Total at December 31, 2017................... $    1,425  $      30  $       4 $   1,451   $      --
                                              ==========  =========  ========= =========   =========

December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      819  $      16  $       8 $     827   $      --
  Private corporate..........................        205          5          2       208          --
  U.S. Treasury, government and agency.......         36         --          1        35          --
  States and political subdivisions..........          6         --         --         6          --
  Commercial mortgage-backed.................         24          7          7        24           1
  Redeemable preferred stock.................          9         --         --         9          --
                                              ----------  ---------  --------- ---------   ---------

Total at December 31, 2016................... $    1,099  $      28  $      18 $   1,109   $       1
                                              ==========  =========  ========= =========   =========

  /(1)/Amounts represent OTTI losses in AOCI, which were not included in income
       (loss) in accordance with current accounting guidance.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   The contractual maturities of AFS fixed maturities at December 31, 2017 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                 AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2017

                                              AMORTIZED
                                                COST    FAIR VALUE
                                              --------- ----------
                                                 (IN MILLIONS)
Due in one year or less...................... $      19  $      19
Due in years two through five................       228        235
Due in years six through ten.................       798        813
Due after ten years..........................       364        368
                                              ---------  ---------
   Subtotal..................................     1,409      1,435
Asset-backed.................................        12         12
Redeemable preferred stock...................         4          4
                                              ---------  ---------
Total........................................ $   1,425  $   1,451
                                              =========  =========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2017, 2016 and 2015:

                                                  December 31,
                                              --------------------
                                               2017    2016   2015
                                              ------  -----  -----
                                                  (IN MILLIONS)
Proceeds from sales.......................... $  325  $  49  $  19
                                              ======  =====  =====
Gross gains on sales......................... $   10  $   1  $  --
                                              ======  =====  =====
Gross losses on sales........................ $   (7) $  --  $  --
                                              ======  =====  =====
Total OTTI................................... $   --  $  (3) $  (1)
                                              ------  -----  -----
Credit losses recognized in net income (loss) $   --  $  (3) $  (1)
                                              ======  =====  =====

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.

            FIXED MATURITY SECURITIES -- CREDIT LOSS IMPAIRMENTS

                                               2017   2016
                                              -----  ------
                                              (IN MILLIONS)
Balances at January 1,....................... $ (32) $  (42)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................    28      13
Impairments recognized this period on
  securities not previously impaired.........    --      (3)
                                              -----  ------
Balances at December 31,..................... $  (4) $  (32)
                                              =====  ======

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                               December 31,
                                               -------------
                                               2017   2016
                                               -----  -----
                                               (IN MILLIONS)
AFS Securities:
  Fixed maturity securities:
   With OTTI loss............................. $  --  $   4
   All other..................................    26      6
                                                -----  -----
Net Unrealized (Gains) Losses................. $  26  $  10
                                                =====  =====

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

  NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITY SECURITIES WITH OTTI LOSSES

                                                                                 AOCI GAIN
                                                                                   (LOSS)
                                               NET UNREALIZED     DEFERRED       RELATED TO
                                                   GAINS           INCOME      NET UNREALIZED
                                                (LOSSES) ON       TAX ASSET      INVESTMENT
                                                INVESTMENTS      (LIABILITY)   GAINS(LOSSES)
                                              ----------------  ------------  ---------------
                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2017..................... $              4  $         (2) $             2
Net investment gains (losses) arising during
  the period.................................               (4)           --               (4)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............               --            --               --
Impact of net unrealized investment gains
  (losses) on:
   Deferred income taxes.....................               --            --               --
                                              ----------------  ------------  ---------------
BALANCE, DECEMBER 31, 2017................... $             --  $         (2) $            (2)
                                              ================  ============  ===============

BALANCE, JANUARY 1, 2016..................... $              4  $         (2) $             2
Net investment gains (losses) arising during
  the period.................................               (1)           --               (1)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............                1            --                1
Impact of net unrealized investment gains
  (losses) on:
   Deferred income taxes.....................               --            --               --
                                              ----------------  ------------  ---------------
BALANCE, DECEMBER 31, 2016................... $              4  $         (2) $             2
                                              ================  ============  ===============

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                 AOCI GAIN (LOSS)
                                              NET UNREALIZED         DEFERRED       RELATED TO
                                                  GAINS               INCOME      NET UNREALIZED
                                               (LOSSES) ON           TAX ASSET   INVESTMENT GAINS
                                               INVESTMENTS     DAC  (LIABILITY)      (LOSSES)
                                              --------------  ----  -----------  ----------------
                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2017.....................  $           6  $ --    $      (1)  $             5
Net investment gains (losses) arising during
  the period.................................             20    --           --                20
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............             --    --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --    (8)          --                (8)
   Deferred income taxes.....................             --    --           (4)               (4)
                                               -------------  ----    ---------   ---------------
BALANCE, DECEMBER 31, 2017...................  $          26  $ (8)   $      (5)  $            13
                                               =============  ====    =========   ===============

BALANCE, JANUARY 1, 2016.....................  $           4  $ (2)   $      --   $             2
Net investment gains (losses) arising during
  the period.................................             (1)   --           --                (1)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............              3    --           --                 3
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --     2           --                 2
   Deferred income taxes.....................             --    --           (1)               (1)
                                               -------------  ----    ---------   ---------------
BALANCE, DECEMBER 31, 2016...................  $           6  $ --    $      (1)  $             5
                                               =============  ====    =========   ===============

   The following tables disclose the fair values and gross unrealized losses of the 112 issues at December 31, 2017 and the 168 issues at December 31, 2016 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2017
-----------------
Fixed Maturity Securities:
  Public corporate...........................  $     135  $       1   $     29  $       1  $     164  $       2
  Private corporate..........................         45         --         23          1         68          1
  U.S. Treasury, government and agency.......         50          1          6         --         56          1
  Asset-backed...............................          7         --         --         --          7         --
  Redeemable preferred stock.................          2         --         --         --          2         --
                                               ---------  ---------   --------  ---------  ---------  ---------

Total........................................  $     239  $       2   $     58  $       2  $     297  $       4
                                               =========  =========   ========  =========  =========  =========
December 31, 2016
-----------------
Fixed Maturity Securities:
  Public corporate...........................  $     292  $       8   $     12  $      --  $     304  $       8
  Private corporate..........................         61          2         --         --         61          2
  U.S. Treasury, government and agency.......         21          1         --         --         21          1
  Commercial mortgage-backed.................          1         --         10          7         11          7
  Redeemable preferred stock.................          9         --         --         --          9         --
                                               ---------  ---------   --------  ---------  ---------  ---------

Total........................................  $     384  $      11   $     22  $       7  $     406  $      18
                                               =========  =========   ========  =========  =========  =========

   MLOA's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder's equity of MLOA, other than securities of the U.S. government, U.S. government agencies and certain securities guaranteed by the U.S. government. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 2.1% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2017 and 2016 were $25 million and $15 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2017 and 2016, respectively, approximately $20 million and $37 million, or 1.4% and 3.4%, of the $1,425 million and $1,099 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $0 million and $0 million at December 31, 2017 and 2016, respectively. At December 31, 2017 and 2016, respectively, the $2 million and $7 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, MLOA concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2017 or 2016. At December 31, 2017, MLOA did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   At December 31, 2017, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $0 million.

   MORTGAGE LOANS

   In 2016, MLOA issued $17 million of commercial mortgage loans, representing approximately 1.0% of 2017 invested assets. These mortgage loans were issued for apartment complex properties located in the Mid-Atlantic region. At December 31, 2017 these mortgage loans had an outstanding value of $17 million with a loan to value ratio between 0%-50% and a debt coverage service ratio greater than 2.0x. There are no valuation allowances for commercial mortgage loans for 2017, 2016, and 2015.

   EQUITY METHOD INVESTMENTS

   The following table presents MLOA's investment in 2.6 million units of AB (approximately 0.95% ownership) with a fair value of $65 million and $61 million at December 31, 2017 and 2016, respectively. MLOA's investment in AB, an affiliate, is included in Other invested assets:

                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
Balance at January 1,........................ $  64  $  63
Equity in net income (loss)..................     6      6
Dividends received...........................    (6)    (5)
                                              -----  -----
Balance at December 31,...................... $  64  $  64
                                              =====  =====

   The tables below detail the condensed balance sheets and statements of income (loss) of AB and MLOA's equity investment and equity in income (loss) of AB.

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
BALANCE SHEETS:
Total Assets................................. $  9,295 $  8,740
                                              ======== ========
Total Liabilities............................    4,630    4,279
Redeemable non-controlling interest..........      602      393
Total Partners' Capital......................    4,063    4,068
                                              -------- --------
  Total Liabilities and Partners' Capital.... $  9,295 $  8,740
                                              ======== ========
MLOA's Equity investment in AB............... $     64 $     64
                                              ======== ========

                                                2017     2016     2015
                                              -------- -------- --------
                                                    (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
Total Revenues............................... $  3,299 $  3,029 $  3,021
                                              -------- -------- --------
Total Expenses...............................    2,525    2,306    2,390
                                              -------- -------- --------
  Net Income (Loss).......................... $    721 $    695 $    587
                                              ======== ======== ========
MLOA's Equity in income (loss) of AB......... $      6 $      6 $      5
                                              ======== ======== ========

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   MLOA hedges crediting rates in the Market Stabilizer Option(R) ("MSO") in the variable life insurance products and in the Indexed Universal Life ("IUL") insurance products. The MSO and IUL products permit the contract owner to participate in the performance of an index, up to a cap for a set period of time, while MLOA absorbs, up to a certain percentage, the loss of value in an index, which varies by product segment. In order to support the returns associated with these products and features, MLOA enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, subject to caps and buffers.

   The tables below present quantitative disclosures about MLOA's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY

                                                              FAIR VALUE
                                                       -------------------------
                                                                                 GAINS (LOSSES)
                                              NOTIONAL    ASSET      LIABILITY    REPORTED IN
                                               AMOUNT  DERIVATIVES  DERIVATIVES  INCOME (LOSS)
                                              -------- ------------ ------------ --------------
AT OR FOR THE YEAR ENDED, DECEMBER 31, 2017:                    (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Options.................................... $  1,058 $        119 $         30 $           66
  Collateral.................................       --           --           90             --
NET INVESTMENT INCOME (LOSS).................                                                66
                                                                                 --------------

EMBEDDED DERIVATIVES:
MSO and IUL indexed features/(2) (3)/........       --           --           88            (72)
                                              -------- ------------ ------------ --------------

Balances, December 31, 2017.................. $  1,058 $        119 $        208 $           (6)
                                              ======== ============ ============ ==============

At or For the Year Ended, December 31, 2016:
Freestanding derivatives:
Equity contracts:/(1)/
  Options.................................... $    776 $         76 $         20 $           18
  Collateral.................................       --           --           58             --
Net investment income (loss).................                                                18

Embedded derivatives:
MSO and IUL indexed features/(2) (3)/........       --           --           53            (20)
                                              -------- ------------ ------------ --------------
Balances, December 31, 2016.................. $    776 $         76 $        131 $           (2)
                                              ======== ============ ============ ==============

  /(1)/Reported in Other invested assets in MLOA's balance sheets.
  /(2)/MSO and IUL are reported in Future policyholders' benefits and other policyholders' liabilities in the balance sheets.
  /(3)/Reported in Net derivative gains (losses) in the statements of income
       (loss)

   For 2017, 2016 and 2015 Net derivative gains (losses) included $42 million, $(2) million and $6 million of realized gains (losses) on contracts closed during those periods and $24 million, $20 million and $(15) million of unrealized gains (losses) on derivative positions at year end.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to MLOA if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates MLOA would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions MLOA generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." MLOA further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which MLOA conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, MLOA will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. MLOA generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of MLOA's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the balance sheets and are reported either as assets in Other invested assets, except for embedded insurance-related derivatives as described above. MLOA nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2017 and 2016, respectively, MLOA held $90 million and
   $58 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2017 and 2016 was not material.

   The following table presents information about MLOA's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                GROSS    GROSS AMOUNTS    NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS
DESCRIPTION
Derivatives:
Equity contracts............................. $      119 $           30 $             89
Collateral...................................         --             90              (90)
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement/(1)/.....................        119            120               (1)
Other financial assets.......................         64             --               64
                                              ---------- -------------- ----------------
  Other invested assets...................... $      183 $          120 $             63
                                              ========== ============== ================

LIABILITIES
DESCRIPTION
Derivatives:
Equity contracts............................. $       30 $           30 $             --
Collateral...................................         90             90               --
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement/(1)/.....................        120            120               --
Other financial liabilities..................         71             --               71
                                              ---------- -------------- ----------------
  Other liabilities.......................... $      191 $          120 $             71
                                              ========== ============== ================

  /(1)/All derivatives were subject to ISDA Master Agreements at December 31,
       2017.

   The following table presents information about MLOA's gross collateral amounts that are not offset in the balance sheets at December 31, 2017.

                COLLATERAL AMOUNTS OFFSET IN THE BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                                             COLLATERAL (RECEIVED)/HELD
                                                            --------------------------
                                              FAIR VALUE OF  FINANCIAL                    NET
                                                 ASSETS     INSTRUMENTS      CASH       AMOUNTS
                                              ------------- -----------     ------      -------
                                                            (IN MILLIONS)
ASSETS
  Total derivatives..........................        $   89       $  --     $  (90)       $  (1)
Other financial assets.......................            64          --         --           64
                                                     ------       -----         ------    -----
  OTHER INVESTED ASSETS......................        $  153       $  --     $  (90)       $  63
                                                     ======       =====         ======    =====

   The following table presents information about MLOA's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2016

                                                Gross    Gross Amounts    Net Amounts
                                               Amounts   Offset in the  Presented in the
                                              Recognized Balance Sheets  Balance Sheets
                                              ---------- -------------- ----------------
                                                             (in millions)
ASSETS
Description
Derivatives:
Equity contracts.............................     $   76          $  20            $  56
Collateral...................................         --             58              (58)
                                                  ------          -----            -----
Total Derivatives, subject to an ISDA Master
  Agreement/(1)/.............................         76             78               (2)
Other financial instruments..................         70             --               70
                                                  ------          -----            -----
  Other invested assets......................     $  146          $  78            $  68
                                                  ======          =====            =====

LIABILITIES
Description
Derivatives:
Equity contracts.............................     $   20          $  20            $  --
                                                  ------          -----            -----
Total Derivatives, subject to an ISDA Master
  Agreement/(1)/.............................         78             78               --
Other financial liabilities..................         77             --               77
                                                  ------          -----            -----
  Other liabilities..........................     $  155          $  78            $  77
                                                  ======          =====            =====

  /(1)/All derivatives were subject to ISDA Master Agreements at December 31,
       2016.

   The following table presents information about MLOA's gross collateral amounts that are not offset in the balance sheets at December 31, 2016.

           Gross Collateral Amounts Not Offset in the Balance Sheets
                             At December 31, 2016

                                                            Collateral (Received)/Held
                                                            -------------------------
                                              Fair Value of  Financial
                                                 Assets     Instruments      Cash       Net Amounts
                                              ------------- ----------- -------------  ------------
                                                                  (in millions)
ASSETS
  Total derivatives.......................... $          56 $        -- $         (58) $         (2)
Other financial assets.......................            70          --            --            70
                                              ------------- ----------- -------------  ------------
  Other invested assets...................... $         126 $        -- $         (58) $         68
                                              ============= =========== =============  ============

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                               2017   2016   2015
                                              -----  -----  -----
                                                 (IN MILLIONS)
Fixed maturities............................. $  49  $  43  $  40
Mortgage loans on real estate................     1      1     --
Policy loans.................................     1      1      1
                                              -----  -----  -----
Gross investment income (loss)...............    51     45     41
Investment expenses..........................    (3)    (3)    (3)
                                              -----  -----  -----
  Net Investment Income (Loss)............... $  48  $  42  $  38
                                              =====  =====  =====

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                              2017   2016    2015
                                              ----- ------  ------
                                                  (IN MILLIONS)
Fixed maturities............................. $  -- $   (4) $   (1)
                                              ----- ------  ------
Investment Gains (Losses), Net............... $  -- $   (4) $   (1)
                                              ===== ======  ======

4) DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

   DAC

   Changes in deferred policy acquisition costs at December 31, 2017 and 2016 were as follows:

                                               DECEMBER 31,
                                              --------------
                                               2017    2016
                                              ------  ------
                                               (IN MILLIONS)

Balance, beginning of year................... $  353  $  351
Capitalization of commissions, sales and
  issue expenses.............................    109     103
Amortization.................................    (71)   (101)
Change in unrealized investment gains and
  losses.....................................     (8)     --
                                              ------  ------
Balance, End of Year......................... $  383  $  353
                                              ======  ======

   VOBA

   MLOA's VOBA asset amortized to $0 million in 2016. For 2017, 2016 and 2015, amortization expense related to VOBA was $0 million, $9 million and $0 million, respectively and reported in Other operating costs and expenses.

5) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2017 and 2016, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. MLOA recognizes transfers between valuation levels at the beginning of the reporting period.

                            FAIR VALUE MEASUREMENTS

                                                LEVEL 1   LEVEL 2  LEVEL 3   TOTAL
                                               --------- --------- ------- ---------
                                                           (IN MILLIONS)
DECEMBER 31, 2017
-----------------
ASSETS:
Investments:
  Fixed maturity securities,
  available-for-sale:
   Public corporate........................... $      -- $     907   $  -- $     907
   Private corporate..........................        --       285       6       291
   U.S. Treasury, government and agency.......        --       232      --       232
   States and political subdivisions..........        --         5      --         5
   Asset-backed...............................        --        12      --        12
   Redeemable preferred stock.................         4        --      --         4
                                               --------- ---------   ----- ---------
     Subtotal.................................         4     1,441       6     1,451
                                               --------- ---------   ----- ---------
  Trading securities..........................         1        --      --         1
  Options.....................................        --        89      --        89
Cash equivalents..............................        44        --      --        44
Separate Accounts assets......................     1,999        14      --     2,013
                                               --------- ---------   ----- ---------
   Total Assets............................... $   2,048 $   1,544   $   6 $   3,598
                                               ========= =========   ===== =========

LIABILITIES:
Contingent payment arrangements............... $      -- $      --   $   4 $       4
MSO and IUL indexed features' liability.......        --        88      --        88
                                               --------- ---------   ----- ---------
   Total Liabilities.......................... $      -- $      88   $   4 $      92
                                               ========= =========   ===== =========

                            FAIR VALUE MEASUREMENTS

                                               LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                               -------- -------- -------- --------
                                                          (IN MILLIONS)
December 31, 2016
-----------------
ASSETS:
Investments:
  Fixed maturity securities,
  available-for-sale:
   Public corporate........................... $     -- $    827 $     -- $    827
   Private corporate..........................       --      201        7      208
   U.S. Treasury, government and agency.......       --       35       --       35
   States and political subdivisions..........       --        6       --        6
   Commercial mortgage-backed.................       --       --       24       24
   Redeemable preferred stock.................        9       --       --        9
                                               -------- -------- -------- --------
     Subtotal.................................        9    1,069       31    1,109
                                               -------- -------- -------- --------
  Trading securities..........................        1       --       --        1
  Options.....................................       --       56       --       56
Cash equivalents..............................      109       --       --      109
Separate Accounts assets......................    1,732       14       --    1,746
                                               -------- -------- -------- --------
   Total Assets............................... $  1,851 $  1,139 $     31 $  3,021
                                               ======== ======== ======== ========

LIABILITIES:
Contingent payment arrangements............... $     -- $     -- $      7 $      7
MSO and IUL indexed features' liability.......       --       53       --       53
                                               -------- -------- -------- --------
   Total Liabilities.......................... $     -- $     53 $      7 $     60
                                               ======== ======== ======== ========

   At December 31, 2017 and 2016, respectively, the fair value of public fixed maturities is approximately $1,149 million and $888 million or approximately 31.9% and 29.4% of MLOA's total assets measured at fair value on a recurring basis. The fair values of MLOA's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which MLOA maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, MLOA ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, MLOA may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which MLOA's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, the fair value of private fixed maturities is approximately $302 million and $221 million or approximately 8.4% and 7.3% of MLOA's total assets measured at fair value on a recurring basis. The fair values of MLOA's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect MLOA's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   At December 31, 2017 and 2016, respectively, investments classified as Level 1 comprise approximately 56.9% and 61.3% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Account assets.

   Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2017 and 2016, respectively, investments classified as Level 2 comprise approximately 42.9% and 37.7% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

   MLOA's IUL product and in the MSO investment option available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index. These investment options, which depending on the product and on the index selected can currently have 1 or 3 year terms, provide for participation in the performance of specified indices, price movements up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2017 and 2016, respectively, investments classified as Level 3 comprise approximately 0.2% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. At December 31, 2017 and 2016, MLOA did not hold any fixed maturities, included in the Level 3 classification, with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. MLOA applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately
   $0 million and $24 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2017 and 2016, respectively. MLOA utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   MLOA's Level 3 liabilities include contingent payment arrangements associated with a Renewal Rights Agreement (the "Renewal Rights Agreement") that transitions certain group employee benefits policies beginning
   January 1, 2017 from an insurer exiting such business to MLOA. The fair value of the contingent payments liability associated with this transaction is measured and adjusted each reporting period through final settlement using projected premiums from these policies, net of potential surrenders and terminations, and applying a risk-adjusted discount factor (7% at December 31, 2017) to the resulting cash flows.

   In 2017 and 2016, there were no AFS fixed maturities were transferred from Level 2 into the Level 3 classification.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2017, 2016 and 2015 respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                               COMMERCIAL  CONTINGENT
                                                               MORTGAGE-     PAYMENT
                                                  CORPORATE      BACKED    ARRANGEMENT
                                                ------------  -----------  -----------
                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $          7  $        24  $         7
Total gains (losses), realized and
  unrealized included in:
   Income (loss) as:
     Investment gains (losses), net............           --            1           --
Other comprehensive income (loss)..............           --           --           --
Purchases......................................           --           --           --
Sales..........................................           (1)         (25)          --
Change in estimate.............................           --           --           (3)
                                                ------------  -----------  -----------
BALANCE, DECEMBER 31, 2017..................... $          6  $        --  $         4
                                                ============  ===========  ===========

BALANCE, JANUARY 1, 2016....................... $          8  $        31  $        --
Total gains (losses), realized and
  unrealized included in:
   Income (loss) as:
     Investment gains (losses), net............           --           (4)          --
Other comprehensive income (loss)..............           --            1           --
Purchases......................................           --           --            7
Sales..........................................           (1)          (4)          --
                                                ------------  -----------  -----------
BALANCE, DECEMBER 31, 2016..................... $          7  $        24  $         7
                                                ============  ===========  ===========

BALANCE, JANUARY 1, 2015....................... $          8  $        26  $        --
Total gains (losses), realized and
  unrealized included in:
   Income (loss) as:
     Investment gains (losses), net............           --           (2)          --
     Other comprehensive income (loss).........           --            8           --
Sales..........................................           (1)          (1)          --
Transfers into Level 3/(1)/....................            1           --           --
                                                ------------  -----------  -----------
BALANCE, DECEMBER 31, 2015..................... $          8  $        31  $        --
                                                ============  ===========  ===========

   /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2017, 2016 and 2015 by category for Level 3 assets still held at December 31, 2017, 2016 and 2015, respectively.

                                                     OCI
                                                -------------
                                                (IN MILLIONS)
HELD AS OF DECEMBER 31, 2017:
  Change in unrealized gains (losses):
   Fixed maturity securities,
   available-for-sale:
     Commercial mortgage-backed................  $         --
                                                 ------------
       Total...................................  $         --
                                                 ============

Held as of December 31, 2016:
  Change in unrealized gains (losses):
   Fixed maturity securities,
   available-for-sale:
     Commercial mortgage-backed................  $          1
                                                 ------------
       Total...................................  $          1
                                                 ============

Held as of December 31, 2015:
  Change in unrealized gains (losses):
   Fixed maturity securities,
   available-for-sale:
     Corporate.................................  $         (1)
                                                 ------------
       Commercial mortgage-backed..............             8
                                                 ------------
       Total...................................  $          7
                                                 ============

   At December 31, 2017 and 2016, MLOA had $6 million and $31 million, respectively, of investments classified as Level 3. The underlying quantitative inputs to measure the fair value of these investments are not developed by MLOA and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in MLOA's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   The carrying values and fair values at December 31, 2017 and 2016 for financial instruments not otherwise disclosed in Note 3 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                 FAIR VALUE
                                              CARRYING ------------------------------
                                               VALUE   LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              -------- ------- ------- ------- ------
                                                           (IN MILLIONS)
DECEMBER 31, 2017
-----------------
Mortgage loans on real estate................  $    17  $   --  $   --  $   17 $   17
Policy Loans.................................      185      --      --     224    224
Policyholders liabilities: Investment
  contracts..................................      153      --      --     156    156

December 31, 2016
-----------------
Mortgage loans on real estate................  $    17  $   --  $   --  $   16 $   16
Policy Loans.................................      176      --      --     210    210
Policyholders liabilities: Investment
  contracts..................................      168      --      --     170    170

   Fair values for commercial mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

   The fair values for MLOA's supplementary contracts not involving life contingencies and deferred annuities and certain annuities, which are included in Policyholder's account balances, are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk.

6) LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

   The liability for unpaid claims and claim expenses as of December 31, 2017 is as follows, the liability for unpaid claims and claim expenses as of December 31, 2016 was not material. The liability for unpaid claims and claim expenses is recorded in Future policy benefits and other policyholders' liabilities in MLOA's balance sheet:

                                                  2017
                                              -------------
                                              (IN MILLIONS)
Group Employee Benefits......................  $        9.9

   The following table shows a rollforward of the liability for unpaid claims and claim expenses:

                                                  2017
                                              -------------
                                              (IN MILLIONS)
Gross Balance at January 1, 2017.............  $        1.1
Less Reinsurance.............................           0.1
                                               ------------
Net Balance at January 1, 2017...............  $        1.0
                                               ============
Incurred Claims (net) Related to:
  Current Year...............................  $       18.5
  Prior Year.................................          (0.7)
                                               ------------
Total Incurred...............................  $       17.8
                                               ============
Paid Claims (net) Related to:
  Current Year...............................  $       12.1
  Prior Year.................................           0.2
                                               ------------
Total Paid...................................  $       12.3
                                               ============
Net Balance at December 31, 2017.............  $        6.5
Add Reinsurance..............................           3.4
                                               ------------
Gross Balance at December 31, 2017...........  $        9.9
                                               ============

   Reinsurance in the table above reflects amounts due from reinsurer for the long-term and short-term disability unpaid claims and claim expenses liabilities.

   LONG-TERM DISABILITY DEVELOPMENT TABLES

   The table below presents information about incurred and paid claims development as of December 31, 2017, net of reinsurance, cumulative claims frequency, and total incurred but not reported liabilities ("IBNR") for MLOA's long-term disability business.

                  CUMULATIVE PAID CLAIMS, NET OF REINSURANCE

                                                  2017
                                              -------------
INCURRAL YEAR                                 (IN MILLIONS)
2017.........................................  $        0.1
                                               ------------
Cumulative long-term disability paid claims..  $        0.1
                                               ============

   INCURRED CLAIMS (UNDISCOUNTED RUNOUT, NET OF REINSURANCE)

                                                              CLAIM
                                               2017   IBNR  FREQUENCY
                                              ------ ------ ---------
INCURRAL YEAR                                 (IN MILLIONS)
2017......................................... $  2.1 $  0.7        56
                                              ------ ------
Cumulative long-term disability
   incurred claims........................... $  2.1 $  0.7
                                              ====== ======

   The claim frequency for long-term disability represents the number of unique claim events for which benefit payments have been made. Claim events are identified using a unique claimant identifier and incurral date (claim event date). Thus, if an individual has multiple claims for different disabling events (and thus different disability dates), each will be reported as a unique claim event. However, if an individual receives multiple benefits under more than one policy (for example, supplementary disability benefits in addition to the base policy), we treat it as a single claim occurrence because they are related to a single claim event. Claim frequency is expected to be lower for the most recent incurral year because claimants have to satisfy elimination period before being eligible for benefits.

   The historical claim payout pattern for the long-term disability for the years presented in the development table is not available because this is a relatively new line of business.

   MLOA discounts long-term disability liabilities as benefit payments are made over extended periods. Discount rate assumptions for these liabilities are based on projected investment returns for the asset portfolios. The discount rate is 3.6%.

   The following table reconciles the long-term disability net incurred and paid claims development table to the liability for unpaid claims and claim expenses in MLOA's balance sheet as of December 31, 2017.

                                                  2017
                                              -------------
                                              (IN MILLIONS)
LONG-TERM DISABILITY CLAIM DEVELOPMENT
TABLE, NET OF REINSURANCE
Undiscounted Incurred Claims, net
   of reinsurance............................  $        2.1
Subtract Cumulative Paid Claims, net
   of reinsurance............................          (0.1)
Subtract Impact of Discounting, net
   of reinsurance............................          (0.3)
                                               ------------
Liabilities for unpaid claim and claim
  expense, net of reinsurance................  $        1.7
                                               ------------

UNPAID CLAIMS AND CLAIM EXPENSES, NET OF
REINSURANCE
Liabilities for unpaid claim and claim
  expense, net
   of reinsurance............................  $        1.7
Other short-duration contracts, net of
  reinsurance................................           4.8
                                               ------------
Total liabilities for unpaid claim and claim
  expense, net
   of reinsurance............................  $        6.5
                                               ------------

REINSURANCE RECOVERABLE ON UNPAID CLAIMS
Long-term disability.........................  $        2.1
Other short-duration contracts...............           1.3
                                               ------------
Total Reinsurance Recoverable................  $        3.4
                                               ------------
TOTAL LIABILITY FOR UNPAID CLAIM AND CLAIM
  EXPENSE....................................  $        9.9
                                               ============

   The other short duration contracts include group life, short-term disability, dental, and vision. Liabilities for these products are typically complete within one year. Claim development on these liabilities are largely driven by completion factors and loss ratio assumptions.

7) REINSURANCE

   MLOA cedes and assumes reinsurance with other insurance companies. Since ceded reinsurance does not relieve the originating insurer of liability, MLOA evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

   The following table summarizes the effect of reinsurance:

                                                2017      2016      2015
                                              --------  --------  --------
                                                      (IN MILLIONS)
Direct policy charges and fee income......... $    243  $    249  $    207
Reinsurance assumed..........................       --        --        --
Reinsurance ceded............................      (63)      (61)      (54)
                                              --------  --------  --------
Policy charges and fee income................ $    180  $    188  $    153
                                              ========  ========  ========
Direct premiums.............................. $     59  $     38  $     39
Reinsurance assumed..........................        3         3         1
Reinsurance ceded............................      (39)      (37)      (39)
                                              --------  --------  --------
Premiums..................................... $     23  $      4  $      1
                                              ========  ========  ========
Direct policyholders' benefits............... $    163  $    139  $    189
Reinsurance assumed..........................        1         2         1
Reinsurance ceded............................     (110)     (112)     (149)
                                              --------  --------  --------
Policyholders' benefits...................... $     54  $     29  $     41
                                              ========  ========  ========

   On October 1, 2013, MLOA entered into an agreement with Protective Life to reinsure an in-force book of life insurance and annuity policies, written primarily prior to 2004. As of December 31, 2017 and 2016 included in MLOA's balance sheet were Amounts due from reinsurers of $1,287 million and $1,157 million, respectively, including $1,041 million and $1,092 million of Policyholder's account balances relating to the reinsurance agreement with Protective Life. During 2017, 2016 and 2015, respectively, total premiums ceded to Protective Life were $21 million, $20 million and $21 million and policyholder benefits ceded were $82 million, $79 million and $102 million. As of December 31, 2017, Protective Life is rated AA-. Included in the reinsured business to Protective Life were policies with GMDB and GMIB features which had a reserve balance of $5 million and $1 million at December 31, 2017, respectively and $6 million and $2 million at December 31, 2016, respectively. As a result of the reinsurance agreement Protective Life will receive all the benefits from and assumes all the risks from other reinsurance contracts to which MLOA was a party for the block of business reinsured.

   For business not reinsured with Protective Life, MLOA generally reinsures its variable life, UL and term life insurance policies on an excess of retention basis. MLOA generally retains up to a maximum of $4 million of mortality risk on single-life policies and up to a maximum of $6 million of mortality risk on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and indirect wholly-owned subsidiary of Holdings, up to a combined maximum of $20 million of risk on single-life policies and up to a maximum of $25 million on second-to-die policies. For amounts issued in excess of those limits MLOA typically obtains reinsurance from unaffiliated third parties. The reinsurance arrangements obligate the reinsurer to pay a portion of any death claim in excess of the amount MLOA retained in exchange for an agreed-upon premium.

   At December 31, 2017 and 2016, respectively, amounts due from reinsurers related to insurance contracts amounted to $1,325 million and $1,390 million, of which $22 million and $27 million (not including Protective Life) related to one specific reinsurer, which is rated AA- with the remainder of the reinsurers rated AA- or not rated. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   At December 31, 2017 and 2016, respectively, amounts due to reinsurers related to insurance contracts amounted to $132 million and $131 million, all related to ceded policy loans to Protective Life.

   For affiliated reinsurance agreements see Note 8, "Related Party
   Transactions."

8) RELATED PARTY TRANSACTIONS

   Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred costs of $131 million, $129 million and $88 million for 2017, 2016 and 2015, respectively. At December 31, 2017, 2016, and 2015, respectively, MLOA reported a $42 million, $21 million, and $15 million payable to AXA Equitable in connection with its service agreement, recorded in other liabilities on the MLOA balance sheet.

   Various AXA affiliates cede a portion of their life, health and catastrophic insurance business through reinsurance agreements to AXA Global Life, an affiliate. In 2008, AXA Global Life in turn, began retroceding a quota share portion of these risks to MLOA on a one-year term basis.

   Premiums assumed by MLOA from this reinsurance transaction during 2017, 2016 and 2015, were $2 million, $2 million and $1 million, respectively. Claims and expenses assumed under these agreements during 2017, 2016 and 2015 were $1 million, $2 million and $1 million, respectively.

   MLOA cedes a portion of its life business through excess of retention treaties to AXA Equitable on a yearly renewable term basis, and, through April 10, 2018, reinsured the no lapse guarantee riders through AXA RE Arizona Company, an affiliate ("AXA RE Arizona"). On April 11, 2018, all of the business MLOA reinsured to AXA RE Arizona was novated to EQ AZ Life Re Company ("EQ AZ Life Re"), a newly formed captive insurance company organized under the laws of Arizona. EQ AZ Life Re is an indirect, wholly owned subsidiary of Holdings. Premiums earned from the above mentioned affiliated reinsurance transactions during 2017, 2016 and 2015, were $3 million, $3 million and $2 million, respectively. There were no claims and expenses assumed under these agreements during 2017, 2016 and 2015.

   In 2017, 2016 and 2015, respectively, MLOA paid AXA Distribution Holding Corporation ("AXA Distribution") and its subsidiaries $103 million, $93 million and $84 million of commissions and fees for sales of insurance products.

   MLOA paid $43 million, $43 million and $57 million in commissions and fees for the sale of its insurance products to AXA Distributors, LLC ("AXA Distributors") a broker-dealer and insurance general agency affiliate, in 2017, 2016 and 2015, respectively.

   Variable life products offer purchasers the opportunity to direct the investment of their account values into various Separate Account investment options. The investment options available to MLOA's variable life policyholders are comprised of the proprietary fund families of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP Trust"), each of which are mutual funds for which MLOA's affiliate, AXA Equitable Funds Management Group, LLC, serves as the investment manager and administrator.

   In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $2 million, $2 million and $1 million for 2017, 2016 and 2015, respectively.

9) SHARE-BASED COMPENSATION

   Certain employees of AXA Equitable who perform services for MLOA participate in various share-based payment arrangements sponsored by AXA Financial or AXA. MLOA was allocated $3 million of compensation costs, included in Compensation and benefits in the statement of income (loss), for share-based payment arrangements during each year 2017, 2016 and 2015.

10)INCOME TAXES

   A summary of the income tax (expense) benefit in the statements of income
   (loss) follows:

                                               2017    2016   2015
                                              ------  ------ ------
                                                  (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $   (1) $    9 $    5
  Deferred (expense) benefit.................      8      26      5
                                              ------  ------ ------
Total........................................ $    7  $   35 $   10
                                              ======  ====== ======

   At December 31, 2017 and 2016, MLOA had current taxes payable of $8 million and current taxes receivable of $1 million, respectively.

   The Federal income taxes attributable to operations are different from the amounts determined by multiplying the Income (loss) from operations, before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                2017    2016   2015
                                              -------  ------ ------
                                                  (IN MILLIONS)
Expected income tax (expense) benefit........ $    23  $   33 $    9
Dividends received deduction.................       2       2      1
Change in tax law............................     (18)     --     --
                                              -------  ------ ------
Income Tax (Expense) Benefit................. $     7  $   35 $   10
                                              =======  ====== ======

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued SAB 118 to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, MLOA determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements due to the need for further analysis, collection and preparation of the relevant data necessary to complete the accounting. These amounts are subject to change as the information necessary to complete the calculations is obtained and as tax authorities issue further guidance.

   The following provisional amounts related to the impact of the Tax Reform Act are included in MLOA's financial statements:

      . An income tax expense of $18 million from the reduction of deferred tax assets due to lower corporate tax rates. MLOA will recognize changes to this estimate as the calculation of cumulative temporary differences is refined.

      . An income tax expense of $0.2 million to account for the deemed repatriation of foreign earnings. The determination of this tax requires further analysis regarding the amount and composition of historical foreign earnings.

The components of the net deferred income taxes are as follows:

                                              DECEMBER 31, 2017   December 31, 2016
                                              ------------------ -------------------
                                              ASSETS LIABILITIES Assets  Liabilities
                                              ------ ----------- ------- -----------
                                                          (IN MILLIONS)
Reserves and reinsurance..................... $   64      $   -- $   101      $   --
DAC..........................................     --          49      --          81
Investments..................................      5          --      --          11
Other........................................      9          --      13          --
                                              ------      ------ -------      ------
Total........................................ $   78      $   49 $   114      $   92
                                              ======      ====== =======      ======

   As of December 31, 2017, MLOA had $2 million of AMT credits which do not expire.

   At December 31, 2017 and 2016 of the total amount of unrecognized tax benefits, $4 million and $4 million respectively, would affect the effective tax rate.

   MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2017 and 2016 were $0.3 million and $0.3 million respectively. Tax expense for 2017 reflected a benefit of $0.0 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                              2017   2016   2015
                                              ----- ------  -----
                                                 (IN MILLIONS)
Balance, beginning of year................... $   4 $    7  $   6
Additions/(Subtraction) for tax positions of
  prior years................................    --     (3)     1
                                              ----- ------  -----
Balance, End of Year......................... $   4 $    4  $   7
                                              ===== ======  =====

   It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   During the first quarter of 2016, MLOA agreed to the Internal Revenue Service's Revenue Agent's Reports for MONY Life's consolidated amended Federal 2004-2007 and consolidated Federal 2008 and 2009 corporate income tax returns. The impact on MLOA's 2016 statement of income (loss) is an income tax benefit of $0.2 million. In 2017, the IRS commenced their examination of the 2010 through 2013 tax years.

11)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on investments that are not reflected in income (loss). The balances for the past three years follow:

                                                 DECEMBER 31,
                                              ------------------
                                               2017  2016  2015
                                              ------ ----- -----
                                                (IN MILLIONS)
Unrealized gains (losses) on investments,
  net of adjustments......................... $   12 $   7 $   5
                                              ------ ----- -----
Total Accumulated Other Comprehensive Income
  (Loss)..................................... $   12 $   7 $   5
                                              ====== ===== =====

   The components of OCI for the past three years follow:

                                                    DECEMBER 31,
                                              -----------------------
                                               2017    2016     2015
                                              ------  ------  -------
                                                   (IN MILLIONS)
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year........................... $   12  $   (1) $   (13)
  (Gains) losses reclassified into net
   income (loss) during the year/(1)/........     --       3       --
                                              ------  ------  -------
Change in net unrealized gains (losses) on
  investments................................     12       2      (13)
Adjustments for DAC and Other................     (7)     --        1
                                              ------  ------  -------
Other Comprehensive Income (Loss), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $1, $1 and $(6)... $    5  $    2  $   (12)
                                              ======  ======  =======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $0 million, $1 million and $0 million for 2017, 2016 and 2015, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the statements of income (loss). Amounts presented in the table above are net of tax.

12)LITIGATION

   A number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life insurers in the jurisdictions in which MLOA does business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial fines and judgments against other insurers, including punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. MLOA, from time to time, is involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

13)STATUTORY FINANCIAL INFORMATION

   MLOA is restricted as to the amounts it may pay as dividends to AEFS. Under Arizona Insurance Law, a domestic life insurer may not, without prior approval of the Director of Insurance, pay a dividend to its shareholder exceeding an amount calculated based on a statutory formula. This formula would not permit MLOA to pay shareholder dividends during 2017. For 2017, 2016 and 2015, MLOA's statutory net income (loss) was $(12) million, $(14) million and $(4) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $318 million and $331 million at December 31, 2017 and 2016, respectively. There were no shareholder dividends paid to its parent by MLOA in 2017, 2016 and 2015.

   At December 31, 2017, MLOA, in accordance with various government and state regulations, had $7 million of securities on deposit with such government or state agencies.

   At December 31, 2017 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by the Arizona Department of Insurance and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2017.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily:
   (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP (h) the fair valuing of all acquired assets and liabilities including VOBA assets required for U.S. GAAP purchase accounting and (i) cost of reinsurance is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

   MLOA holds approximately $600,000 of liabilities for the estimated portion of future assessments related to insolvent insurers, primarily Executive Life Ins. Co. and Lincoln Memorial Life Insurance Company. These assessments are expected to be paid over an extended period. MLOA also holds approximately $500,000 of assets for premium tax offsets that are expected to be realized with respect to these assessments and an additional $100,000 asset for premium tax offsets for assessments already paid. MLOA has not received notifications in 2017 of any other new insolvency material to MLOA's financial results of operations or financial condition.

14)SUBSEQUENT EVENTS

   On April 11, 2018, all of the business MLOA reinsured to AXA RE Arizona was novated to EQ AZ Life Re, a newly formed captive insurance company organized under the laws of Arizona. EQ AZ Life Re is an indirect, wholly owned subsidiary of Holdings.

   In February 2018, MLOA joined the membership for Federal Home Loan Bank of San Francisco ("FHLBSF"), which provides us with access to collateralized borrowings and other FHLBSF products. MLOA currently does not have any outstanding borrowing amount from FHLBSF.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                            AS OF DECEMBER 31, 2017

                                                                   CARRYING
                                              COST/(1)/ FAIR VALUE  VALUE
                                              --------  ---------- --------
                                                     (IN MILLIONS)
Fixed Maturities
  U.S. government, agencies and authorities..      232         232      232
  State, municipalities and political
   subdivisions..............................        5           5        5
  Public utilities...........................      209         212      212
  All other corporate bonds..................      963         986      986
  Asset-backed...............................       12          12       12
  Redeemable preferred stocks................        4           4        4
                                                 -----       -----    -----
Total fixed maturities.......................    1,425       1,451    1,451
                                                 -----       -----    -----

Mortgage loans on real estate................       17          17       17
Policy loans.................................      185         224      185
Other invested assets........................       63          63       63
                                                 -----       -----    -----
  Total Investments..........................    1,690       1,755    1,716
                                                 =====       =====    =====

  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by writedown.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                  SCHEDULE IV
                                  REINSURANCE
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                      ASSUMED             PERCENTAGE
                                          CEDED TO     FROM               OF AMOUNT
                                 GROSS      OTHER      OTHER      NET      ASSUMED
                                 AMOUNT   COMPANIES  COMPANIES   AMOUNT     TO NET
                               ---------- ---------- --------- ---------- ----------
                                                   (IN MILLIONS)
2017
----
Life Insurance In-Force....... $   59,722 $   26,880 $   1,194 $   34,036        3.5%
                               ========== ========== ========= ==========  =========
Premiums:
Life insurance and annuities.. $       48 $       36 $       3 $       15       20.0%
Accident and health...........         11          3        --          8         --%
                               ---------- ---------- --------- ----------  ---------
Total Premiums................ $       59 $       39 $       3 $       23       13.0%
                               ========== ========== ========= ==========  =========
2016
----
Life Insurance In-Force....... $   53,508 $   27,802 $     637 $   26,343        2.4%
                               ========== ========== ========= ==========  =========
Premiums:
Life insurance and annuities.. $       37 $       37 $       3 $        3      100.0%
Accident and health...........          1         --        --          1         --%
                               ---------- ---------- --------- ----------  ---------
Total Premiums................ $       38 $       37 $       3 $        4       75.0%
                               ========== ========== ========= ==========  =========
2015
----
Life Insurance In-Force....... $   49,744 $   28,474 $     661 $   21,931        3.0%
                               ========== ========== ========= ==========  =========
Premiums:
Life insurance and annuities.. $       39 $       39 $       1 $        1      100.0%
Accident and health...........         --         --        --         --         --%
                               ---------- ---------- --------- ----------  ---------
Total Premiums................ $       39 $       39 $       1 $        1      100.0%
                               ========== ========== ========= ==========  =========

                                   PART II


                 (INFORMATION NOT REQUIRED IN A PROSPECTUS)


                         UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission (the "Commission") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.


RULE 484 UNDERTAKING

The By-Laws of MONY Life Insurance Company of America (the "Corporation") provide, in Article VI as follows:

SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

3. THE PORTFOLIOS. Portfolio shares are offered only to insurance company separate accounts. The insurance companies may or may not be affiliated with the Company or with each other. This is called "shared funding." Shares may also be sold to separate accounts to serve as the underlying investments for variable life insurance policies, variable annuity policies and qualified plans. This is called "mixed funding." Currently, the Company does not foresee any disadvantages to policy owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Portfolios, and any other insurance companies that participate in the Portfolios are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Portfolios. This might force the Portfolios to sell securities at disadvantageous prices.

SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.


The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Zurich Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, and ARGO RE Ltd. The annual limit on such policies is $155 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                 REPRESENTATIONS RELATING TO SECTION 26 OF
                     THE INVESTMENT COMPANY ACT OF 1940

Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.


                     CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The Facing Sheet.

     The Prospectus.

     The undertaking to file reports.

     The signatures.

Written consents of the following persons:

     a.   Opinion and consent of Counsel.

     b. Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm.

The following exhibits:

     1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

          (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L, incorporated herein by reference to the Registration Statement filed on Form N-6 (File No. 333-102233) filed on December 27, 2002.

          (2)  Not applicable.

          (3) (a) Wholesale Distribution Agreement dated April 1, 2005 by and between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al.,
       incorporated herein by reference to the registration statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

                  (i)    Form of the First Amendment dated as of October 1,
                       2013 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

                  (ii)   Second Amendment dated as of August 1, 2015 to the
                       Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

              (b) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to post-effective amendment no. 35 to the registration statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

              (c) Form of Wholesale Broker-Dealer Supervisory and Sales
                  Agreement among [Broker-Dealer] and AXA Distributors, LLC., incorporated herein by reference to post-effective amendment no. 35 to the registration statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

              (d) General Agent Sales Agreement, dated as of June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

                  (i)    First Amendment dated as of August 1, 2006 to General
                       Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to post-effective amendment no. 45 to the registration statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

                  (ii)   Second Amendment dated as of April 1, 2008 to General
                       Agent Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC incorporated herein by reference to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

                  (iii)  Form of the Third Amendment to General Agent Sales
                       Agreement dated as of October 1, 2013 by and between MONY Life Insurance Company of America and AXA Network, LLC, Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (333-195491) filed on April 21, 2015.

                  (iv)  Form of the Fourth Amendment to General Agent Sales
                       Agreement dated as of October 1, 2014 by and between MONY Life Insurance Company of America and AXA Network, LLC, Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (333-195491) filed on April 21, 2015.

                  (v)   Fifth Amendment to General Agent Sales Agreement, dated
                       as of June 1, 2015 by and between MONY Life Insurance Company of America ("MONY America") and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-207014) filed on December 23, 2015.

              (e) Broker-Dealer Distribution and Servicing Agreement, dated
                  June 6, 2005, by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

              (f) Broker-Dealer and General Agent Servicing Agreement for
                  In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (File No. 333-56969) filed on April 25, 2014.

              (g) Wholesale Level Servicing Agreement for In-Force MLOA
                  Products dated October 1, 2013, by and between MONY Life Insurance Company of America, AXA Distributors, LLC, incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (333-56969) filed on April 25, 2014.

          (4) Not applicable.

          (5) Form of policy, incorporated herein by reference to the registration statement on Form S-6 (File No. 333-56969) filed on June 16, 1998.

          (6) (a) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22,
                    2004), incorporated herein by reference to post-effective amendment no. 5 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

              (b) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 5 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

          (7) Not applicable.

          (8) (a) Form of agreement to purchase shares, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-72596) filed on December 7, 2001.

              (b) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005, incorporated herein by reference the Annual Report on Form 10-K (File No. 333-65423) filed on March 31, 2005.

              (c) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

                   (i)    AMENDED AND RESTATED PARTICIPATION AGREEMENT, made
                        and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company ("MONY"), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an "Account"), EQ ADVISORS TRUST, a business trust organized under the laws of the State of Delaware ("Trust") and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the "Distributor"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

                   (ii)   Amendment No. 1, dated as of June 4, 2013 ("Amendment
                        No. 1"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

                   (iii)  Amendment No. 2, dated as of October 21, 2013
                        ("Amendment No. 2"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

                   (iv)  Amendment No. 3, dated as of November 1, 2013
                        ("Amendment No. 3"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 11, 2014.

                   (v)   Amendment No. 4, dated as of April 4, 2014 ("Amendment
                        No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

                   (vi)  Amendment No. 5, dated as of June 1, 2014 ("Amendment
                        No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA

                        Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

                   (vii)  Amendment No. 6, dated as of July 16, 2014
                        ("Amendment No. 6"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on February 5, 2015.

                   (viii) Amendment No. 7, dated as of July 16, 2014
                        ("Amendment No. 7"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 16, 2015.


                   (ix)  Amendment No. 8, dated as of December 21, 2015
                        ("Amendment No. 8"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Trust Registration Statement on Form N1-A (File No. 333-17217) filed on February 11, 2016.



                   (x)   Amendment No. 9, dated as of December 9, 2016
                        ("Amendment No. 9"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N1-A (File No. 333-17217) filed on January 31, 2017.



                   (y)   Amendment No. 10, dated as of May 1, 201 7, to the
                        Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC incorporated by reference to Post-Effective Amendment No. 125 to the EQ Advisors Trust Registration Statement on Form N1-A filed on April 28, 2017 (File No. 333-17217).



                   (z)   Amendment No. 11, dated as of November 1, 201 7, to
                        the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC incorporated by reference to Post-Effective Amendment No. 128 to the EQ Advisor's Trust Registration Statement on Form N1-A filed on October 27, 2017 (File No. 333-17217).


              (d) Participation Agreement -- among AXA Premier VIP Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-134304) on August 25, 2006.

                   (i)    Amended and Restated Participation Agreement made and
                        entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company ("MONY"), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an "Account"), AXA PREMIER VIP TRUST, a business trust organized under the laws of the State of Delaware ("Trust") and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the "Distributor"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No.333-70754) filed on October 2, 2013.

                   (ii)   Amendment No. 1, dated as of October 21, 2013
                        ("Amendment No. 1"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

                   (iii)  Amendment No. 2, dated as of November 1, 2013
                        ("Amendment No. 2"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on February 11, 2014.

                  (iv)  Amendment No. 3, dated as of April 18, 2014 ("Amendment
                       No. 3"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

                  (v)   Amendment No. 4, dated as of July 8, 2014 ("Amendment
                       No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.


                  (vi)  Amendment No. 5, dated as of September 26, 2015
                       ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N1-A (File No. 333-70754) filed on April 26, 2016.



              (e) Participation Agreement dated January 1, 1997 between Dreyfus
                  Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Socially Responsible Growth Fund, Inc.), Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form S-6 (File No. 333-56969) filed April 26, 2012.



              (f) (i)    Amendment dated May 15, 2002 to Fund Participation
                       Agreement dated May 15, 2002 by and between the Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Socially Responsible Growth Fund, Inc.), Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form S-6 (File No. 333-56969) filed April 26, 2012.


              (g) Participation Agreement dated July 1, 1999 between Janus
                  Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 29 to the registration statement on Form N-4 (File No. 333-59717) filed on April 24, 2015.

                  (i)    Amendment effective October 1, 2002 to Participation
                       Agreement dated July 1, 1999, between Janus Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 29 to the registration statement on Form N-4 (File No. 333-59717) filed on April 24, 2015.

                  (ii)   Second Amendment effective November 27, 2013 to
                       Participation Agreement dated July 1, 1999, between Janus Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 29 to the registration statement on Form N-4 (File No. 333-59717) filed on April 24, 2015.

              (h) Participation Agreement, dated August 27, 2010 by and among
                  MONY Life Insurance Company of America, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to post-effective amendment no. 10 to the registration statement on Form N-4 (File No. 333-160951) filed on December 2, 2010.

              (i) Participation Agreement dated December 1, 2001 among PIMCO
                  Variable Insurance Trust, MONY Life Insurance Company of America and PIMCO Funds Distributions LLC, incorporated herein by reference to Post-Effective Amendment No. 21 to the registration statement on Form-S-6 (File No. 333-06071) filed on May 31, 2002.

                  (i)    Third Amendment dated October 20, 2009 to the
                       Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated herein by reference to the registration statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

          (9) (a) Form of Reinsurance Agreement among Continental Assurance Company, MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference post-effective no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

              (b) Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and MONY Life Insurance Company of America and RGA Reinsurance Company, incorporated herein by reference to post-effective amendment no. 13 to the registration statement on Form N-6 (333-56969) filed on April 28, 2005.

              (c) Form of General & Cologne Life Re Automatic Yearly Renewable Term Reinsurance Agreement Treaty #M158-100 between MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 13 to the registration statement on Form S-6 (File No. 333-56969) filed on April 28, 2005.

              (d) Automatic Bulk YRT Non-Refund Agreement MONY Life Insurance Company and MONY Life Insurance Company of America with Allianz Life Insurance Company of North America, incorporated herein by reference to post-effective amendment no. 13 to the registration statement on Form S-6 (File No. 333-56969) filed on April 28, 2005.

              (e) Reinsurance Agreement by and among MONY Life Insurance Company of America and Protective Life Insurance Company, dated October 1, 2013, incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (333-56969) filed on April 25, 2014.

          (10) (a) Application Form for Flexible Premium Variable Universal Life Insurance Policy, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-72596) filed on December 7,
                   2001.

              (b) Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

          (11) Code of Ethics for Operation of MONY Life Insurance Company and its Subsidiaries, incorporated herein by reference to post-effective amendment no. 12 to the registration statement on Form S-6 (File No. 33-82570) filed on February 27, 2001.

     2. Opinion and consent of Shane Daly, Vice President and Associate General Counsel, filed herewith.

     3.   No financial statements have been omitted from the prospectus.

     4.   Not applicable.

     5.   Powers of Attorney, filed herewith.

     6.   Consent of PricewaterhouseCoopers LLP, filed herewith.

                                 SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on this 24th day of April, 2018.



MONY America Variable Account L of
MONY Life Insurance Company of America
                       (Registrant)


By:      MONY Life Insurance Company of America
                       (Depositor)

By:                  /s/ Shane Daly
   ------------------------------------------------
                       SHANE DALY
      VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL



                                 SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on this 24th day of April, 2018.



MONY Life Insurance Company of America
                      (Depositor)


By:                 /s/ Shane Daly
    -------------------------------------------------------------

                      SHANE DALY

    VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICER:

                   *                    Chairman of the Board, Chief Executive Officer,
            Mark Pearson                  President and Director

PRINCIPAL FINANCIAL OFFICER:

                   *                    Senior Executive Vice President and Chief Financial
          Anders Malmstrom                Officer

PRINCIPAL ACCOUNTING OFFICER:

                   *                    Executive Vice President, Chief Accounting Officer and
           Andrea M. Nitzan               Controller

*DIRECTORS:


Richard C. Vaughan                     Bertram Scott                         Mark Pearson
Barbara Fallon-Walsh                   Kristi A. Matus                       Ramon de Oliveira
Daniel G. Kaye                         Charles G.T. Stonehill


        *BY: /S/ SHANE DALY
   -----------------------------


            Shane Daly
         ATTORNEY-IN-FACT
          April 24, 2018

                                EXHIBIT INDEX


               EXHIBIT NO.                             DESCRIPTION                             TAG VALUES
              ------------        ----------------------------------------------------        ------------

                    2                       Opinion and consent of Shane Daly                    EX-99.2

                    6                              Powers of Attorney                            EX-99.6

                    7                     Consent of PricewaterhouseCoopers LLP                  EX-99.7